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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-06175

Eclipse Funds Inc.

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive office) (Zip Code)

Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-576-7000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

Item 1. Schedule of Investments.

The schedule of investments for the period ended July 31, 2008 is filed herewith.

	MainStay 130/30 Core Fund
	Portfolio of Investments		†††	July 31, 2008 unaudited

				Shares	Value
	Common Stocks (125.1%)	†
	Aerospace & Defense (1.5%)
	Boeing Co. (The)			12,720	$777,319
	DRS Technologies, Inc.			214	16,863
	Honeywell International, Inc.			7,675	390,197
	L-3 Communications Holdings, Inc.			49	4,836
	Lockheed Martin Corp.			1,545	161,190
	Northrop Grumman Corp.			1,308	88,146
					1,438,551

	Air Freight & Logistics (0.7%)
	FedEx Corp.			8,026	632,770

	Airlines (0.8%)
	Southwest Airlines Co.			46,084	718,450
	UAL Corp.			191	1,587
					720,037

	Auto Components (0.6%)
	Autoliv, Inc.			6,707	261,841
	TRW Automotive Holdings Corp.	(a)		18,534	343,806
					605,647

	Automobiles (0.1%)
	Ford Motor Co.	(a)		21,593	103,646
	General Motors Corp.			806	8,922
					112,568

	Beverages (1.4%)
	Anheuser-Busch Cos., Inc.			2,567	173,940
	Coca-Cola Co. (The)			6,444	331,866
	Coca-Cola Enterprises, Inc.			13,915	235,581
	Dr. Pepper Snapple Group, Inc.	(a)		2,802	57,917
	Pepsi Bottling Group, Inc. (The)			8,995	250,511
	PepsiAmericas, Inc.			70	1,657
	PepsiCo, Inc.			4,053	269,768
					1,321,240

	Biotechnology (1.7%)
	Amgen, Inc.	(a)		19,470	1,219,406
	Cephalon, Inc.	(a)		2,348	171,780
	Gilead Sciences, Inc.	(a)		4,064	219,375
					1,610,561

	Building Products (0.9%)
	Armstrong World Industries, Inc.			9,162	308,851
	Lennox International, Inc.			12,854	458,888
	Masco Corp.			341	5,623
	USG Corp.	(a)		3,994	114,628
					887,990

	Capital Markets (4.7%)
	Ameriprise Financial, Inc.			10,886	462,655
	Bank of New York Mellon Corp. (The)			21,768	772,764
	BlackRock, Inc.			5	1,084
	Charles Schwab Corp. (The)			32,234	737,836
	Franklin Resources, Inc.			2,018	203,031
	GLG Partners, Inc.			28,616	264,126
	Invesco, Ltd.			68	1,584
	Merrill Lynch & Co., Inc.			2,364	63,001
	Morgan Stanley			6,116	241,460
	Northern Trust Corp.			7,564	591,278
	State Street Corp.			10,698	766,405
	TD Ameritrade Holding Corp.	(a)		14,163	281,985
					4,387,209

	Chemicals (2.9%)
	Airgas, Inc.			2,267	129,854
	Ashland, Inc.			9,186	383,699
	CF Industries Holdings, Inc.			3,103	507,216
	Dow Chemical Co. (The)			753	25,082
	Eastman Chemical Co.			4,025	241,339
	Monsanto Co.			6,194	737,767
	Mosaic Co. (The)	(a)		1,119	142,348
	Rohm & Haas Co.			235	17,625
	Terra Industries, Inc.			9,088	490,752
					2,675,682

	Commercial Banks (0.3%)
	Cullen/Frost Bankers, Inc.			510	26,897
	UnionBanCal Corp.			2,342	125,812
	Wells Fargo & Co.			3,633	109,971
					262,680

	Commercial Services & Supplies (0.7%)
	Allied Waste Industries, Inc.	(a)		608	7,357
	Brink's Co. (The)			4,173	287,770
	ChoicePoint, Inc.	(a)		326	15,599
	HNI Corp.			584	12,644
	Monster Worldwide, Inc.	(a)		181	3,211
	R.R. Donnelley & Sons Co.			2,625	70,087
	Robert Half International, Inc.			10,017	253,330
	Steelcase, Inc. Class A			265	2,639
					652,637

	Communications Equipment (1.6%)
	Cisco Systems, Inc.	(a)		59,162	1,300,972
	Juniper Networks, Inc.	(a)		218	5,675
	QUALCOMM, Inc.			485	26,840
	Tellabs, Inc.	(a)		27,072	139,150
					1,472,637

	Computers & Peripherals (6.5%)
	Apple, Inc.	(a)		2,933	466,200
	Brocade Communications Systems, Inc.	(a)		11,534	77,854
	Dell, Inc.	(a)		3,294	80,934
	EMC Corp.	(a)		1,692	25,397
	Hewlett-Packard Co.			29,481	1,320,749
❖	International Business Machines Corp.			13,717	1,755,502
	Lexmark International, Inc. Class A	(a)		10,277	360,517
	NetApp, Inc.	(a)		25,669	655,843
	QLogic Corp.	(a)		8,761	165,057
	Seagate Technology			33,243	497,648
	Sun Microsystems, Inc.	(a)		12,371	131,504
	Western Digital Corp.	(a)		18,530	533,479
					6,070,684

	Construction & Engineering (0.5%)
	Fluor Corp.			1,988	161,724
	Shaw Group, Inc. (The)	(a)		5,443	314,605
					476,329

	Consumer Finance (1.9%)
	American Express Co.			19,668	730,076
	Capital One Financial Corp.			15,257	638,658
	Discover Financial Services			28,028	410,610
					1,779,344

	Containers & Packaging (0.3%)
	Ball Corp.			106	4,725
	Owens-Illinois, Inc.	(a)		140	5,914
	Pactiv Corp.	(a)		9,477	228,490
					239,129

	Diversified Consumer Services (0.0%)	‡
	Apollo Group, Inc. Class A	(a)		24	1,495

	Diversified Financial Services (2.5%)
	Bank of America Corp.			13,886	456,849
	Citigroup, Inc.			11,139	208,188
	JPMorgan Chase & Co.			31,017	1,260,221
	Lender Processing Services, Inc.	(a)		4,041	134,767
	Moody's Corp.			8,132	283,075
	NASDAQ OMX Group, Inc. (The)	(a)		514	14,274
					2,357,374

	Diversified Telecommunication Services (2.8%)
❖	AT&T, Inc.			45,339	1,396,895
	Verizon Communications, Inc.			35,506	1,208,624
					2,605,519

	Electric Utilities (0.7%)
	Edison International			9,062	438,057
	FPL Group, Inc.			2,920	188,428
					626,485

	Electrical Equipment (0.3%)
	Emerson Electric Co.			898	43,733
	Hubbell, Inc. Class B			6,323	266,578
	Thomas & Betts Corp.	(a)		68	2,814
					313,125

	Electronic Equipment & Instruments (1.7%)
	Agilent Technologies, Inc.	(a)		10,493	378,378
	Applied Biosystems, Inc.			8,186	302,309
	Arrow Electronics, Inc.	(a)		14,241	458,845
	AVX Corp.			2,410	24,269
	Jabil Circuit, Inc.			8,584	139,576
	Molex, Inc.			475	11,652
	Tech Data Corp.	(a)		4,216	147,012
	Tyco Electronics, Ltd.			796	26,379
	Vishay Intertechnology, Inc.	(a)		15,208	136,416
					1,624,836

	Energy Equipment & Services (4.5%)
	Diamond Offshore Drilling, Inc.			169	20,162
	ENSCO International, Inc.			8,206	567,363
	FMC Technologies, Inc.	(a)		4,396	271,585
	Helmerich & Payne, Inc.			2,661	157,345
	Nabors Industries, Ltd.	(a)		10,344	377,142
	National Oilwell Varco, Inc.	(a)		45	3,538
	Noble Corp.			5,826	302,195
	Oil States International, Inc.	(a)		2,506	137,529
	Patterson-UTI Energy, Inc.			18,586	528,214
	Pride International, Inc.	(a)		3,762	145,815
	Schlumberger, Ltd.			2,957	300,431
	Superior Energy Services, Inc.	(a)		11,015	522,441
	Tidewater, Inc.			6,305	377,922
	Transocean, Inc.	(a)		21	2,857
	Unit Corp.	(a)		7,617	514,528
					4,229,067

	Food & Staples Retailing (1.9%)
	BJ's Wholesale Club, Inc.	(a)		2,655	99,642
	SUPERVALU, Inc.			1,078	27,618
	Sysco Corp.			5,820	165,055
❖	Wal-Mart Stores, Inc.			25,667	1,504,600
					1,796,915

	Food Products (0.5%)
	Corn Products International, Inc.			2,870	133,484
	Hormel Foods Corp.			3,198	115,672
	Tyson Foods, Inc. Class A			8,462	126,084
	Wm. Wrigley Jr. Co.			1,655	130,679
					505,919

	Health Care Equipment & Supplies (1.4%)
	Baxter International, Inc.			137	9,400
	C.R. Bard, Inc.			2,060	191,250
	Covidien, Ltd.			3,859	190,017
	DENTSPLY International, Inc.			64	2,576
	Edwards Lifesciences Corp.	(a)		2,431	152,375
	Hill-Rom Holdings, Inc.			5,008	140,675
	Kinetic Concepts, Inc.	(a)		3,189	111,456
	Medtronic, Inc.			9,535	503,734
	Varian Medical Systems, Inc.	(a)		35	2,100
					1,303,583

	Health Care Providers & Services (2.2%)
	Aetna, Inc.			173	7,095
	AmerisourceBergen Corp.			494	20,684
	CIGNA Corp.			11,336	419,659
	Health Management Associates, Inc. Class A	(a)		262	1,611
	Health Net, Inc.	(a)		827	23,123
	Lincare Holdings, Inc.	(a)		20,737	668,146
	McKesson Corp.			34	1,904
	Medco Health Solutions, Inc.	(a)		49	2,429
	Patterson Cos., Inc.	(a)		3,791	118,393
	UnitedHealth Group, Inc.			787	22,099
	Universal Health Services, Inc. Class B			4,539	275,154
	WellCare Health Plans, Inc.	(a)		10,146	399,042
	WellPoint, Inc.	(a)		2,106	110,460
					2,069,799

	Hotels, Restaurants & Leisure (1.3%)
	Brinker International, Inc.			1,753	32,238
	Carnival Corp.			5,371	198,405
	Darden Restaurants, Inc.			13,701	446,242
	Panera Bread Co. Class A	(a)		8,746	438,175
	Wendy's International, Inc.			5,817	133,500
					1,248,560

	Household Durables (3.7%)
	Black & Decker Corp.			271	16,265
	Centex Corp.			10,769	158,089
	D.R. Horton, Inc.			45,290	503,625
	Harman International Industries, Inc.			1,999	82,299
	KB Home			12,710	223,569
	Leggett & Platt, Inc.			282	5,499
	Lennar Corp. Class A			37,756	456,848
	M.D.C. Holdings, Inc.			13,596	564,506
	NVR, Inc.	(a)		1,007	556,186
	Pulte Homes, Inc.			47,916	585,054
	Ryland Group, Inc.			5,165	106,347
	Toll Brothers, Inc.	(a)		10,086	202,628
					3,460,915

	Household Products (1.3%)
	Colgate-Palmolive Co.			140	10,398
	Procter & Gamble Co. (The)			18,578	1,216,487
					1,226,885

	Independent Power Producers & Energy Traders (1.3%)
	AES Corp. (The)	(a)		17,430	281,320
	Mirant Corp.	(a)		16,050	491,290
	NRG Energy, Inc.	(a)		3,468	125,854
	Reliant Energy, Inc.	(a)		15,778	285,740
					1,184,204

	Industrial Conglomerates (2.8%)
	3M Co.			6,214	437,403
❖	General Electric Co.			62,461	1,767,022
	McDermott International, Inc.	(a)		4,040	192,587
	Teleflex, Inc.			31	1,901
	Tyco International, Ltd.			3,905	174,007
					2,572,920

	Insurance (9.2%)
	Aflac, Inc.			9,111	506,663
	Allied World Assurance Holdings, Ltd./Bermuda			12,908	537,102
	Allstate Corp. (The)			3,820	176,560
	American Financial Group, Inc.			15,056	436,172
	American International Group, Inc.			1,008	26,258
	Arch Capital Group, Ltd.	(a)		8,240	574,575
	Arthur J. Gallagher & Co.			87	2,212
	Assurant, Inc.			4,616	277,514
	Axis Capital Holdings, Ltd.			17,781	563,302
	CNA Financial Corp.			8,896	237,434
	Conseco, Inc.	(a)		12,864	107,800
	Endurance Specialty Holdings, Ltd.			3,461	105,907
	First American Corp.			1,320	33,264
	Genworth Financial, Inc. Class A			31,334	500,404
	HCC Insurance Holdings, Inc.			17,457	395,401
	Lincoln National Corp.			41	1,956
	Loews Corp.			10,553	470,242
	MetLife, Inc.			12,951	657,522
	Nationwide Financial Services, Inc. Class A			998	46,257
	Old Republic International Corp.			33,413	350,836
	PartnerRe, Ltd.			89	6,258
	Principal Financial Group, Inc.			9,731	413,665
	Prudential Financial, Inc.			10,344	713,426
	RenaissanceRe Holdings, Ltd.			11,274	573,508
	SAFECO Corp.			613	40,556
	StanCorp Financial Group, Inc.			753	37,191
	Transatlantic Holdings, Inc.			4,518	261,773
	Unum Group			165	3,986
	W.R. Berkley Corp.			22,365	528,261
					8,586,005

	Internet & Catalog Retail (0.8%)
	Expedia, Inc.	(a)		11,101	217,247
	IAC/InterActiveCorp.	(a)		28,516	497,889
					715,136

	Internet Software & Services (1.4%)
	eBay, Inc.	(a)		27,314	687,493
	Google, Inc. Class A	(a)		588	278,565
	Yahoo!, Inc.	(a)		15,793	314,123
					1,280,181

	IT Services (3.4%)
	Accenture, Ltd. Class A			18,425	769,428
	Activision Blizzard, Inc.	(a)		9,305	334,794
	Acxiom Corp.			10,482	134,589
	Affiliated Computer Services, Inc. Class A	(a)		11,881	572,664
	Alliance Data Systems Corp.	(a)		1,119	71,784
	Broadridge Financial Solutions LLC			12,786	264,670
	Computer Sciences Corp.	(a)		8,221	389,429
	Electronic Data Systems Corp.			1,578	39,150
	Fiserv, Inc.	(a)		9,377	448,408
	Hewitt Associates, Inc. Class A	(a)		2,559	94,299
	Metavante Technologies, Inc.	(a)		121	2,693
	NeuStar, Inc. Class A	(a)		4,205	88,221
					3,210,129

	Leisure Equipment & Products (0.7%)
	Hasbro, Inc.			16,282	630,439

	Life Sciences Tools & Services (0.0%)	‡
	Invitrogen Corp.	(a)		48	2,129

	Machinery (2.5%)
	AGCO Corp.	(a)		2,242	134,184
	Caterpillar, Inc.			8,517	592,102
	Cummins, Inc.			63	4,179
	Deere & Co.			114	7,998
	Dover Corp.			5,913	293,462
	Flowserve Corp.			140	18,668
	Gardner Denver, Inc.	(a)		4,441	202,510
	Illinois Tool Works, Inc.			3,673	172,080
	Ingersoll-Rand Co., Ltd. Class A			769	27,684
	Joy Global, Inc.			3,685	266,131
	Manitowoc Co., Inc. (The)			4,627	121,968
	Parker Hannifin Corp.			8,204	506,023
	SPX Corp.			44	5,578
					2,352,567

	Marine (0.1%)
	Kirby Corp.	(a)		2,491	118,871

	Media (4.0%)
	CBS Corp. Class B			8,971	146,766
	Comcast Corp. Class A			31,104	641,364
	DIRECTV Group, Inc. (The)	(a)		25,450	687,659
	Dish Network Corp. Class A	(a)		19,159	563,658
	Liberty Media Corp. - Entertainment Class A	(a)		6,311	155,377
	Liberty Media Corp. Capital Class A	(a)		911	14,157
	McGraw-Hill Cos., Inc. (The)			62	2,522
	Omnicom Group, Inc.			487	20,790
	Time Warner Cable, Inc. Class A	(a)		21,075	599,162
	Time Warner, Inc.			56,926	815,180
	Viacom, Inc. Class B	(a)		152	4,245
	Virgin Media, Inc.			3,185	35,736
	Warner Music Group Corp.			5,710	47,621
					3,734,237

	Metals & Mining (2.7%)
	AK Steel Holding Corp.			382	24,257
	Freeport-McMoRan Copper & Gold, Inc. Class B			7,656	740,718
	Nucor Corp.			6,924	396,191
	Reliance Steel & Aluminum Co.			8,460	534,334
	Southern Copper Corp.			5,058	140,511
	United States Steel Corp.			4,019	644,487
					2,480,498

	Multiline Retail (2.0%)
	Big Lots, Inc.	(a)		19,964	608,103
	Dollar Tree, Inc.	(a)		12,656	474,600
	Family Dollar Stores, Inc.			21,595	503,163
	Macy's, Inc.			8,777	165,095
	Sears Holdings Corp.	(a)		1,742	141,102
					1,892,063

	Multi-Utilities (0.0%)	‡
	Puget Energy, Inc.			228	6,279

	Oil, Gas & Consumable Fuels (13.2%)
	Apache Corp.			4,900	549,633
	Chesapeake Energy Corp.			13,293	666,644
	Chevron Corp.			12,747	1,077,886
	Cimarex Energy Co.			9,012	469,615
❖	ConocoPhillips			17,449	1,424,187
	Continental Resources, Inc.	(a)		106	6,055
	Devon Energy Corp.			4,019	381,363
❖	ExxonMobil Corp.			34,536	2,777,730
	Foundation Coal Holdings, Inc.			8,593	510,424
	Frontline, Ltd.			7,816	501,553
	Hess Corp.			6,772	686,681
	Mariner Energy, Inc.	(a)		7,704	203,848
	Massey Energy Co.			8,912	661,716
	Murphy Oil Corp.			4,834	385,415
	Newfield Exploration Co.	(a)		89	4,359
	Noble Energy, Inc.			149	11,007
	Occidental Petroleum Corp.			9,942	783,728
	Plains Exploration & Production Co.	(a)		4,115	230,317
	St. Mary Land & Exploration Co.			5,860	249,402
	Sunoco, Inc.			3,017	122,520
	Valero Energy Corp.			3,566	119,140
	W&T Offshore, Inc.			11,402	504,653
					12,327,876

	Personal Products (0.3%)
	Herbalife, Ltd.			6,731	290,712

	Pharmaceuticals (6.0%)
	Abbott Laboratories			807	45,466
	Eli Lilly & Co.			9,214	434,072
	Endo Pharmaceuticals Holdings, Inc.	(a)		23,314	539,719
	Forest Laboratories, Inc.	(a)		12,848	456,232
	Johnson & Johnson			11,878	813,287
	King Pharmaceuticals, Inc.	(a)		54,816	630,932
	Merck & Co., Inc.			15,591	512,944
❖	Pfizer, Inc.			77,194	1,441,212
	Schering-Plough Corp.			9,502	200,302
	Sepracor, Inc.	(a)		6,071	106,121
	Watson Pharmaceuticals, Inc.	(a)		13,641	394,361
					5,574,648

	Real Estate Investment Trusts (0.0%)	‡
	Colonial Properties Trust			157	3,134

	Real Estate Management & Development (0.1%)
	Jones Lang LaSalle, Inc.			1,376	65,553

	Road & Rail (3.9%)
	Burlington Northern Santa Fe Corp.			3,240	337,381
	Con-Way, Inc.			2,724	137,725
	CSX Corp.			11,379	768,993
	Hertz Global Holdings, Inc.	(a)		11,836	100,961
	J.B. Hunt Transport Services, Inc.			11,949	441,874
	Kansas City Southern	(a)		12,005	660,275
	Norfolk Southern Corp.			5,483	394,337
	Ryder System, Inc.			8,369	552,019
	Union Pacific Corp.			3,397	280,049
					3,673,614

	Semiconductors & Semiconductor Equipment (5.4%)
	Analog Devices, Inc.			3,004	91,652
	Applied Materials, Inc.			19,923	345,066
	Broadcom Corp. Class A	(a)		6,600	160,314
	Integrated Device Technology, Inc.	(a)		1,106	11,082
❖	Intel Corp.			65,164	1,445,989
	KLA-Tencor Corp.			7,716	290,044
	Lam Research Corp.	(a)		15,427	507,394
	LSI Corp.	(a)		26,550	184,257
	Microchip Technology, Inc.			4,721	150,742
	National Semiconductor Corp.			24,115	505,209
	Novellus Systems, Inc.	(a)		26,161	532,900
	NVIDIA Corp.	(a)		470	5,377
	Teradyne, Inc.	(a)		12,769	119,646
	Texas Instruments, Inc.			28,697	699,633
					5,049,305

	Software (4.1%)
	Adobe Systems, Inc.	(a)		2,579	106,642
	Autodesk, Inc.	(a)		4,517	144,047
	BMC Software, Inc.	(a)		16,861	554,558
	Compuware Corp.	(a)		1,536	16,896
❖	Microsoft Corp.			77,176	1,984,967
	Novell, Inc.	(a)		328	1,827
	Oracle Corp.	(a)		19,261	414,689
	Salesforce.com, Inc.	(a)		18	1,148
	Symantec Corp.	(a)		26,200	552,034
	Synopsys, Inc.	(a)		876	21,042
					3,797,850

	Specialty Retail (5.4%)
	Abercrombie & Fitch Co. Class A			5,494	303,379
	Advance Auto Parts, Inc.			4,929	202,533
	American Eagle Outfitters, Inc.			828	11,592
	AnnTaylor Stores Corp.	(a)		10,707	241,443
	AutoZone, Inc.	(a)		1,420	185,012
	Barnes & Noble, Inc.			15,123	357,810
	Best Buy Co., Inc.			15,410	612,085
	Foot Locker, Inc.			3,478	52,379
	Gap, Inc. (The)			26,236	422,924
	Home Depot, Inc. (The)			12,156	289,677
	Lowe's Cos., Inc.			26,791	544,393
	RadioShack Corp.			9,891	164,982
	Ross Stores, Inc.			11,914	452,255
	Sherwin-Williams Co. (The)			10,886	579,679
	Staples, Inc.			6,470	145,575
	TJX Cos., Inc.			14,915	502,785
					5,068,503

	Textiles, Apparel & Luxury Goods (1.3%)
	Coach, Inc.	(a)		3,250	82,907
	Hanesbrands, Inc.	(a)		13,538	290,255
	Jones Apparel Group, Inc.			9,064	151,731
	NIKE, Inc. Class B			2,593	152,157
	Polo Ralph Lauren Corp.			9,298	550,163
					1,227,213

	Thrifts & Mortgage Finance (0.2%)
	Fannie Mae			14,941	171,822

	Tobacco (1.7%)
	Altria Group, Inc.			39,423	802,258
	Lorillard, Inc.	(a)		3,487	234,013
	Philip Morris International, Inc.			4,434	229,016
	Reynolds American, Inc.			5,945	331,909
					1,597,196

	Trading Companies & Distributors (0.2%)
	United Rentals, Inc.	(a)		3,518	56,921
	WESCO International, Inc.	(a)		3,748	141,112
					198,033

	Wireless Telecommunication Services (0.5%)
	Sprint Nextel Corp.			20,010	162,881
	Telephone and Data Systems, Inc.			6,238	264,491
					427,372

	Total Common Stocks
	(Cost $122,202,537)				116,954,661

				Shares	Value
	Exchange Traded Fund (2.3%)	(b)
❖	S&P 500 Index - SPDR Trust Series 1			16,964	2,150,696
	Total Exchange Traded Fund
	(Cost $2,145,927)				2,150,696

	Total Investments, Before Investments Sold Short
	(Cost $124,348,464)	(c)		127.4%	119,105,357

				Shares	Value
	Investments Sold Short (-27.9%)
	Common Stocks Sold Short (-27.9%)
	Aerospace & Defense (-1.0%)
	BE Aerospace, Inc.	(a)		(16,708)	(429,061)
	Spirit Aerosystems Holdings, Inc. Class A	(a)		(21,448)	(464,564)
					(893,625)

	Air Freight & Logistics (-0.1%)
	C.H. Robinson Worldwide, Inc.			(2,361)	(113,800)

	Airlines (-0.3%)
	Continental Airlines, Inc. Class B	(a)		(7,545)	(103,593)
	Northwest Airlines, Inc.	(a)		(7,478)	(68,498)
	US Airways Group, Inc.	(a)		(13,988)	(70,779)
					(242,870)

	Auto Components (-0.5%)
	BorgWarner, Inc.			(28)	(1,129)
	WABCO Holdings, Inc.		(11,147)	(503,399)
				(504,528)

	Automobiles (-0.4%)
	Federal Mogul Corp. Class A	(a)	(15,721)	(242,418)
	Harley-Davidson, Inc.		(3,062)	(115,866)
				(358,284)

	Beverages (-0.1%)
	Hansen Natural Corp.	(a)	(5,508)	(125,913)

	Biotechnology (-1.3%)
	Amylin Pharmaceuticals, Inc.	(a)	(11,111)	(350,552)
	BioMarin Pharmaceuticals, Inc.	(a)	(4,040)	(131,502)
	ImClone Systems, Inc.	(a)	(7,073)	(452,177)
	PDL BioPharma, Inc.		(7,601)	(84,903)
	Vertex Pharmaceuticals, Inc.	(a)	(5,393)	(186,058)
				(1,205,192)

	Building Products (-0.2%)
	Owens Corning, Inc.	(a)	(6,781)	(176,374)

	Capital Markets (-0.2%)
	Allied Capital Corp.		(4,925)	(67,719)
	Lazard, Ltd. Class A		(241)	(9,835)
	Lehman Brothers Holdings, Inc.		(2,650)	(45,951)
	MF Global, Ltd.	(a)	(8,302)	(53,880)
				(177,385)

	Chemicals (-1.1%)
	Huntsman Corp.		(31,521)	(425,533)
	Intrepid Potash, Inc.	(a)	(4,300)	(237,790)
	Scotts Miracle-Gro Co. (The) Class A		(6,384)	(124,360)
	Westlake Chemical Corp.		(12,476)	(218,455)
				(1,006,138)

	Commercial Banks (-1.0%)
	East-West Bancorp, Inc.		(8,458)	(100,735)
	Fifth Third Bancorp		(16,754)	(234,053)
	First Horizon National Corp.		(39,135)	(367,869)
	Huntington Bancshares, Inc.		(23,016)	(161,572)
	Marshall & Ilsley Corp.		(3,585)	(54,492)
				(918,721)

	Commercial Services & Supplies (-0.5%)
	Corporate Executive Board Co.		(4,188)	(156,966)
	FTI Consulting, Inc.	(a)	(3,752)	(266,992)
				(423,958)

	Communications Equipment (-0.9%)
	EchoStar Corp.	(a)	(16,433)	(525,692)
	Motorola, Inc.		(33,910)	(292,982)
	Riverbed Technology, Inc.	(a)	(1,012)	(16,060)
				(834,734)

	Computers & Peripherals (-0.3%)
	Diebold, Inc.		(8,177)	(302,385)

	Construction & Engineering (-1.2%)
	Aecom Technology Corp.	(a)	(8,653)	(246,351)
	Jacobs Engineering Group, Inc.	(a)	(5,335)	(412,609)
	Quanta Services, Inc.	(a)	(6,636)	(204,920)
	URS Corp.	(a)	(5,876)	(246,322)
				(1,110,202)

	Construction Materials (-0.3%)
	Eagle Materials, Inc.		(5,275)	(130,873)
	Vulcan Materials Co.		(1,920)	(123,245)
				(254,118)

	Consumer Finance (-0.7%)
	First Marblehead Corp. (The)		(36,594)	(91,851)
	SLM Corp.	(a)	(17,955)	(307,569)
	Student Loan Corp. (The)		(2,620)	(285,397)
				(684,817)

	Containers & Packaging (-1.0%)
	Smurfit-Stone Container Corp.	(a)	(84,259)	(481,119)
	Temple-Inland, Inc.		(30,860)	(501,475)
				(982,594)

	Distributors (-0.3%)
	LKQ Corp.	(a)	(14,949)	(306,454)

	Diversified Financial Services (-0.8%)
	CIT Group, Inc.		(33,115)	(280,815)
	Leucadia National Corp.		(9,951)	(445,506)
				(726,321)

	Diversified Telecommunication Services (-0.0%)	‡
	Level 3 Communications, Inc.	(a)	(1,044)	(3,550)

	Electric Utilities (-0.0%)	‡
	Great Plains Energy, Inc.		(154)	(3,890)

	Electrical Equipment (-0.2%)
	General Cable Corp.	(a)	(4,084)	(235,361)

	Energy Equipment & Services (-0.2%)
	Global Industries, Ltd.	(a)	(14,533)	(173,524)

	Food & Staples Retailing (-0.0%)	‡
	Rite Aid Corp.	(a)	(6,159)	(7,883)

	Gas Utilities (-0.0%)	‡
	Equitable Resources, Inc.		(64)	(3,344)

	Health Care Equipment & Supplies (-0.0%)	‡
	Advanced Medical Optics, Inc.	(a)	(102)	(1,771)

	Health Care Providers & Services (-0.8%)
	Brookdale Senior Living, Inc.		(354)	(5,402)
	Community Health Systems, Inc.	(a)	(76)	(2,506)
	Coventry Health Care, Inc.	(a)	(7,642)	(270,298)
	Humana, Inc.	(a)	(10,272)	(451,044)
				(729,250)

	Health Care Technology (-0.1%)
	HLTH Corp.	(a)	(8,740)	(95,616)

	Hotels, Restaurants & Leisure (-1.0%)
	Las Vegas Sands Corp.	(a)	(4,260)	(193,915)
	MGM Mirage	(a)	(6,264)	(181,781)
	Orient-Express Hotels, Ltd.		(6,062)	(201,804)
	Scientific Games Corp. Class A	(a)	(193)	(5,856)
	Wyndham Worldwide Corp.		(19,556)	(350,835)
				(934,191)

	Household Durables (-0.0%)	‡
	Jarden Corp.	(a)	(79)	(1,898)

	Insurance (-3.0%)
	Ambac Financial Group, Inc.		(58,115)	(146,450)
	Fidelity National Financial, Inc. Class A		(9,813)	(131,102)
	Hanover Insurance Group, Inc. (The)		(12,223)	(524,611)
	MBIA, Inc.		(74,505)	(441,815)
	Mercury General Corp.		(10,605)	(535,659)
	OneBeacon Insurance Group, Ltd.		(29,463)	(533,280)
	Protective Life Corp.		(55)	(1,978)
	Wesco Financial Corp.		(1,354)	(500,980)
	White Mountains Insurance Group, Ltd.		(5)	(2,182)
				(2,818,057)

	Internet Software & Services (-0.0%)	‡
	Equinix, Inc.	(a)	(221)	(17,981)

	Investment Companies (-0.0%)	‡
	American Capital, Ltd.		(2,138)	(43,444)

	IT Services (-0.4%)
	DST Systems, Inc.	(a)	(4,555)	(275,259)
	Genpact, Ltd.	(a)	(327)	(4,336)
	MoneyGram International, Inc.		(1,078)	(1,488)
	Unisys Corp.	(a)	(537)	(1,982)
	VeriFone Holdings, Inc.	(a)	(234)	(3,501)
	VMware, Inc. Class A	(a)	(2,123)	(76,110)
				(362,676)

	Leisure Equipment & Products (-0.4%)
	Eastman Kodak Co.		(27,263)	(399,130)

	Machinery (-0.8%)
	Donaldson Co., Inc.		(2,787)	(125,722)
	Oshkosh Corp.		(10,672)	(192,523)
	Pall Corp.		(11,181)	(451,936)
	Trinity Industries, Inc.		(75)	(2,823)
				(773,004)

	Marine (-0.1%)
	Alexander & Baldwin, Inc.		(2,242)	(97,280)

	Media (-1.5%)
	Central European Media Enterprises, Ltd. Class A	(a)	(4,348)	(361,971)
	Discovery Holding Co. Class A	(a)	(4,650)	(92,442)
	Hearst-Argyle Television, Inc.		(13,151)	(278,275)
	Idearc, Inc.		(54,337)	(71,181)
	John Wiley & Sons, Inc. Class A		(208)	(9,431)
	Meredith Corp.		(5,094)	(130,203)
	Morningstar, Inc.	(a)	(1,162)	(73,159)
	Regal Entertainment Group Class A		(7,723)	(128,588)
	Sirius Satellite Radio, Inc.	(a)	(144,504)	(231,207)
				(1,376,457)

	Metals & Mining (-0.4%)
	Titanium Metals Corp.		(37,274)	(419,705)

	Multiline Retail (-0.6%)
	Nordstrom, Inc.		(2,986)	(85,818)
	Saks, Inc.	(a)	(44,868)	(457,205)
				(543,023)

	Multi-Utilities (-0.4%)
	Integrys Energy Group, Inc.		(2,404)	(122,748)
	OGE Energy Corp.		(7,828)	(256,132)
				(378,880)

	Oil, Gas & Consumable Fuels (-0.4%)
	CNX Gas Corp.	(a)	(75)	(2,342)
	Frontier Oil Corp.		(14,119)	(257,672)
	Sandridge Energy, Inc.	(a)	(61)	(2,982)
	Western Refining, Inc.		(15,287)	(121,685)
				(384,681)

	Paper & Forest Products (-0.1%)
	Louisiana-Pacific Corp.		(11,764)	(99,523)

	Pharmaceuticals (-0.6%)
	APP Pharmaceuticals, Inc.	(a)	(21,937)	(519,029)

	Real Estate Investment Trusts (-0.2%)
	Annaly Capital Management, Inc.		(5,312)	(80,052)
	CapitalSource, Inc.		(12,474)	(144,948)
	Essex Property Trust, Inc.		(65)	(7,888)
				(232,888)

	Real Estate Management & Development (-0.7%)
	CB Richard Ellis Group, Inc. Class A	(a)	(6,655)	(93,503)
	Forest City Enterprises, Inc. Class A		(15,998)	(417,068)
	Forestar Real Estate Group, Inc.	(a)	(98)	(1,772)
	St. Joe Co. (The)		(3,570)	(125,057)
				(637,400)

	Semiconductors & Semiconductor Equipment (-1.9%)
	Advanced Micro Devices, Inc.	(a)	(90,922)	(382,782)
	Cypress Semiconductor Corp.	(a)	(17,530)	(477,692)
	International Rectifier Corp.	(a)	(13,903)	(234,683)
	Marvell Technology Group, Ltd.	(a)	(552)	(8,164)
	Rambus, Inc.	(a)	(17,571)	(290,976)
	Silicon Laboratories, Inc.	(a)	(7,655)	(250,395)
	Varian Semiconductor Equipment Associates, Inc.	(a)	(3,386)	(98,939)
				(1,743,631)

	Software (-0.0%)	‡
	Nuance Communications, Inc.	(a)	(2,450)	(38,024)

	Specialty Retail (-1.0%)
	CarMax, Inc.	(a)	(6,900)	(92,460)
	Circuit City Stores, Inc.		(30,874)	(62,365)
	Coldwater Creek, Inc.	(a)	(12,289)	(80,124)
	Dick's Sporting Goods, Inc.	(a)	(13,981)	(245,367)
	Guess?, Inc.		(77)	(2,439)
	Office Depot, Inc.	(a)	(14,418)	(98,042)
	OfficeMax, Inc.		(6,898)	(88,018)
	Tiffany & Co.		(6,149)	(232,371)
				(901,186)

	Textiles, Apparel & Luxury Goods (-0.0%)	‡
	Liz Claiborne, Inc.		(246)	(3,215)

	Thrifts & Mortgage Finance (-0.4%)
	Freddie Mac		(11,155)	(91,136)
	Guaranty Financial Group, Inc.	(a)	(23,481)	(77,722)
	Sovereign Bancorp, Inc.		(17,681)	(168,323)
	TFS Financial Corp.		(828)	(9,431)
	Washington Mutual, Inc.		(327)	(1,743)
				(348,355)

	Trading Companies & Distributors (-0.3%)
	Aircastle, Ltd.		(805)	(8,815)
	MSC Industrial Direct Co., Inc. Class A		(5,119)	(244,176)
				(252,991)

	Wireless Telecommunication Services (-0.2%)
	Crown Castle International Corp.	(a)	(379)	(14,478)
	Leap Wireless International, Inc.	(a)	(53)	(2,286)
	NII Holdings, Inc.	(a)	(104)	(5,685)
	SBA Communications Corp. Class A	(a)	(3,425)	(129,773)
				(152,222)

	Total Investments Sold Short
	(Proceeds $28,310,205)		(27.9)%	(26,081,473)

	Total Investments, Net of Investments Sold Short
	(Cost $96,038,259)		99.5	93,023,884
	Cash and Other Assets,
	Less Other Liabilities		0.5	439,704

	Net Assets		100.0%	$93,463,588

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
†††
All of the Fund's liquid assets are "earmarked" to cover potential senior securities transactions, which may include, but are not limited to, swaps, forwards, TBA's, options, futures and short sales. These securities are marked-to-market daily and reviewed against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

(a)	Non-income producing security.
(b)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(c)	At July 31, 2008, cost is $124,416,830 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$2,637,854
	Gross unrealized depreciation		(7,949,327)
	Net unrealized depreciation		$(5,311,473)

	MainStay 130/30 Growth Fund
	Portfolio of Investments		†††	July 31, 2008 unaudited

				Shares	Value
	Common Stocks (127.7%)	†
	Aerospace & Defense (4.0%)
	Precision Castparts Corp.			2,866	$267,770
	Rockwell Collins, Inc.			5,993	297,792
❖	United Technologies Corp.			7,885	504,482
					1,070,044

	Air Freight & Logistics (0.8%)
	C.H. Robinson Worldwide, Inc.			4,159	200,464

	Beverages (2.7%)
	Coca-Cola Co. (The)			4,237	218,206
	PepsiCo, Inc.			7,502	499,333
					717,539

	Biotechnology (6.3%)
	BioMarin Pharmaceuticals, Inc.	(a)		4,972	161,839
	Celgene Corp.	(a)		4,425	334,043
	Genzyme Corp.	(a)		5,377	412,147
❖	Gilead Sciences, Inc.	(a)		9,888	533,754
	United Therapeutics Corp.	(a)		2,042	231,542
					1,673,325

	Capital Markets (3.9%)
	BlackRock, Inc.			768	166,433
	Charles Schwab Corp. (The)			16,025	366,812
	Goldman Sachs Group, Inc. (The)			1,120	206,125
	T. Rowe Price Group, Inc.			4,845	289,973
					1,029,343

	Chemicals (3.1%)
	E.I. du Pont de Nemours & Co.			4,596	201,351
	Monsanto Co.			4,177	497,522
	Mosaic Co. (The)	(a)		1,021	129,881
					828,754

	Commercial Banks (0.9%)
	SVB Financial Group	(a)		3,960	228,056

	Commercial Services & Supplies (2.6%)
	Brink's Co. (The)			3,178	219,155
	Covanta Holding Corp.	(a)		10,087	283,848
	Robert Half International, Inc.			7,552	190,990
					693,993

	Communications Equipment (7.4%)
	Cisco Systems, Inc.	(a)		20,088	441,735
	Corning, Inc.			8,007	160,220
	F5 Networks, Inc.	(a)		7,598	221,482
❖	QUALCOMM, Inc.			14,320	792,469
	Research In Motion, Ltd.	(a)		2,783	341,808
					1,957,714

	Computers & Peripherals (6.8%)
	Apple, Inc.	(a)		2,679	425,827
	Dell, Inc.	(a)		16,484	405,012
	EMC Corp.	(a)		8,583	128,831
	Hewlett-Packard Co.			6,316	282,957
❖	International Business Machines Corp.			4,450	569,511
					1,812,138

	Consumer Finance (1.4%)
	American Express Co.			7,552	280,330
	Discover Financial Services			6,840	100,206
					380,536

	Diversified Consumer Services (1.7%)
	Apollo Group, Inc. Class A	(a)		3,505	218,326
	Strayer Education, Inc.			1,018	226,709
					445,035

	Diversified Financial Services (1.3%)
	IntercontinentalExchange, Inc.	(a)		2,340	233,532
	MSCI, Inc. Class A	(a)		4,013	119,387
					352,919

	Electric Utilities (0.8%)
	FirstEnergy Corp.			2,875	211,456

	Electrical Equipment (1.7%)
	Emerson Electric Co.			4,939	240,529
	SunPower Corp. Class A	(a)		2,753	216,854
					457,383

	Electronic Equipment & Instruments (0.8%)
	Dolby Laboratories, Inc. Class A	(a)		5,179	210,734

	Energy Equipment & Services (10.4%)
	BJ Services Co.			5,525	162,435
	FMC Technologies, Inc.	(a)		4,442	274,427
	Key Energy Services, Inc.	(a)		7,633	122,586
❖	Schlumberger, Ltd.			8,378	851,205
	Smith International, Inc.			4,786	355,983
	Superior Energy Services, Inc.	(a)		2,829	134,179
	Transocean, Inc.	(a)		3,157	429,447
	Weatherford International, Ltd.	(a)		11,571	436,574
					2,766,836

	Food & Staples Retailing (5.2%)
	Costco Wholesale Corp.			4,941	309,702
	CVS Caremark Corp.			7,849	286,489
❖	Wal-Mart Stores, Inc.			13,403	785,684
					1,381,875

	Health Care Equipment & Supplies (5.7%)
	Becton, Dickinson & Co.			2,284	193,934
	DENTSPLY International, Inc.			6,076	244,559
	Medtronic, Inc.			9,030	477,055
	Mindray Medical International, Ltd., ADR	(b)		6,948	277,573
	St. Jude Medical, Inc.	(a)		6,960	324,197
					1,517,318

	Health Care Providers & Services (2.3%)
	Aetna, Inc.			3,399	139,393
	Medco Health Solutions, Inc.	(a)		9,208	456,533
					595,926

	Hotels, Restaurants & Leisure (1.8%)
	McDonald's Corp.			3,722	222,538
	Panera Bread Co. Class A	(a)		4,920	246,492
					469,030

	Household Products (0.7%)
	Procter & Gamble Co. (The)			2,990	195,785

	Independent Power Producers & Energy Traders (0.6%)
	Mirant Corp.	(a)		5,467	167,345

	Insurance (0.5%)
	W.R. Berkley Corp.			5,527	130,548

	Internet & Catalog Retail (3.3%)
	Amazon.com, Inc.	(a)		4,457	340,247
	Liberty Media Corp. Interactive Class A	(a)		11,753	164,895
	Netflix, Inc.	(a)		5,576	172,243
	Priceline.com, Inc.	(a)		1,613	185,414
					862,799

	Internet Software & Services (4.5%)
	eBay, Inc.	(a)		9,554	240,474
	Equinix, Inc.	(a)		3,930	319,745
❖	Google, Inc. Class A	(a)		1,126	533,443
	VeriSign, Inc.	(a)		3,093	100,646
					1,194,308

	IT Services (5.6%)
	Accenture, Ltd. Class A			8,799	367,446
	Cognizant Technology Solutions Corp. Class A	(a)		11,595	325,472
	Infosys Technologies, Ltd., Sponsored ADR	(b)		5,754	226,650
	Mastercard, Inc. Class A			1,253	305,920
	Visa, Inc. Class A	(a)		3,403	248,623
					1,474,111

	Life Sciences Tools & Services (4.2%)
	Charles River Laboratories International, Inc.	(a)		4,198	278,999
	Illumina, Inc.	(a)		3,191	297,529
	Pharmaceutical Product Development, Inc.			4,939	188,373
	Thermo Fisher Scientific, Inc.	(a)		5,518	333,949
					1,098,850

	Machinery (3.7%)
	Danaher Corp.			5,169	411,711
	Deere & Co.			3,663	256,996
	SPX Corp.			2,548	323,035
					991,742

	Marine (0.9%)
	Kirby Corp.	(a)		4,750	226,670

	Media (2.4%)
	Cablevision Systems Corp. Class A	(a)		3,759	91,269
	Discovery Holding Co. Class A	(a)		5,354	106,438
	Liberty Media Corp.- Entertainment Class A	(a)		10,450	257,279
	News Corp. Class A			13,236	187,025
					642,011

	Metals & Mining (1.1%)
	Cleveland-Cliffs, Inc.			1,166	126,406
	Newmont Mining Corp.			3,550	170,258
					296,664

	Multiline Retail (1.1%)
	Dollar Tree, Inc.	(a)		7,662	287,325

	Oil, Gas & Consumable Fuels (2.7%)
	Sandridge Energy, Inc.	(a)		4,404	215,312
	Williams Cos., Inc.			7,968	255,374
	XTO Energy, Inc.			5,360	253,153
					723,839

	Personal Products (2.0%)
	Avon Products, Inc.			8,634	366,082
	Herbalife, Ltd.			3,502	151,251
					517,333

	Pharmaceuticals (4.3%)
	Allergan, Inc.			3,659	190,012
	Elan Corp. PLC, Sponsored ADR	(a) (b)		5,370	107,669
❖	Johnson & Johnson			8,990	615,545
	Wyeth			5,352	216,863
					1,130,089

	Real Estate Investment Trusts (1.1%)
	UDR, Inc.			11,091	283,264

	Road & Rail (2.2%)
	Avis Budget Group, Inc.	(a)		8,108	49,459
	CSX Corp.			3,665	247,681
	J.B. Hunt Transport Services, Inc.			3,258	120,481
	Norfolk Southern Corp.			2,229	160,310
					577,931

	Semiconductors & Semiconductor Equipment (4.7%)
	Applied Materials, Inc.			14,460	250,447
	Broadcom Corp. Class A	(a)		7,987	194,004
	Intel Corp.			10,028	222,521
	Marvell Technology Group, Ltd.	(a)		12,156	179,787
	MEMC Electronic Materials, Inc.	(a)		4,664	215,523
	Silicon Laboratories, Inc.	(a)		5,288	172,971
					1,235,253

	Software (5.3%)
	Adobe Systems, Inc.	(a)		6,409	265,012
	Autodesk, Inc.	(a)		6,934	221,125
	Check Point Software Technologies, Ltd.	(a)		3,276	74,791
❖	Microsoft Corp.			24,559	631,657
	Oracle Corp.	(a)		9,919	213,556
					1,406,141

	Textiles, Apparel & Luxury Goods (0.8%)
	Coach, Inc.	(a)		3,564	90,918
	Phillips-Van Heusen Corp.			3,165	112,041
					202,959

	Tobacco (2.5%)
❖	Philip Morris International, Inc.			12,725	657,246

	Trading Companies & Distributors (1.3%)
	Fastenal Co.			6,803	332,395

	Wireless Telecommunication Services (0.6%)
	American Tower Corp. Class A	(a)		3,927	164,541

	Total Common Stocks
	(Cost $34,471,520)				33,799,567

	Exchange Traded Fund (0.2%)	(c)
	iShares Russell 1000 Growth Index Fund			1,005	54,250
	Total Exchange Traded Fund
	(Cost $54,169)				54,250

	Total Investments, Before Investments Sold Short
	(Cost $34,525,689)	(d)		127.9%	33,853,817

	Investments Sold Short (-29.1%)
	Common Stocks Sold Short (-28.0%)			Shares	Value
	Aerospace & Defense (-0.6%)
	Boeing Co. (The)			(1,216)	(74,310)
	General Dynamics Corp.			(1,067)	(95,112)
					(169,422)

	Air Freight & Logistics (-0.6%)
	FedEx Corp.			(973)	(76,711)
	United Parcel Service, Inc. Class B			(1,146)	(72,290)
					(149,001)

	Automobiles (-0.5%)
	Harley-Davidson, Inc.			(1,826)	(69,096)
	Thor Industries, Inc.			(2,561)	(50,247)
					(119,343)

	Beverages (-0.4%)
	Constellation Brands, Inc. Class A	(a)		(2,789)	(60,019)
	Diageo PLC, Sponsored ADR	(b)		(643)	(45,254)
					(105,273)

	Biotechnology (-0.8%)
	Abraxis Bioscience, Inc.	(a)		(963)	(72,524)
	ImClone Systems, Inc.	(a)		(2,038)	(130,289)
					(202,813)

	Capital Markets (-0.7%)
	Franklin Resources, Inc.			(727)	(73,143)
	GLG Partners, Inc.			(4,282)	(39,523)
	Waddell & Reed Financial, Inc. Class A			(2,424)	(80,962)
					(193,628)

	Chemicals (-1.2%)
	Albemarle Corp.			(2,127)	(82,804)
	Dow Chemical Co. (The)			(1,603)	(53,396)
	International Flavors & Fragrances, Inc.			(2,043)	(82,169)
	Praxair, Inc.			(1,052)	(98,604)
					(316,973)

	Commercial Banks (-0.3%)
	Bank of Montreal			(1,931)	(90,506)

	Commercial Services & Supplies (-1.6%)
	Avery Dennison Corp.			(1,182)	(52,020)
	Cintas Corp.			(3,267)	(92,913)
	Corrections Corp. of America	(a)		(2,694)	(75,513)
	Equifax, Inc.			(2,576)	(90,392)
	Monster Worldwide, Inc.	(a)		(2,391)	(42,416)
	Netease.com, Sponsored ADR	(a) (b)		(3,371)	(76,522)
					(429,776)

Communications Equipment (-0.5%)
JDS Uniphase Corp.	(a)	(7,367)	(80,521)
Nortel Networks Corp.	(a)	(5,854)	(44,725)
			(125,246)

Computers & Peripherals (-0.5%)
Brocade Communications Systems, Inc.	(a)	(11,730)	(79,177)
Sun Microsystems, Inc.	(a)	(5,757)	(61,197)
			(140,374)

Diversified Telecommunication Services (-0.7%)
AT&T, Inc.		(2,773)	(85,436)
Windstream Corp.		(7,638)	(91,045)
			(176,481)

Electronic Equipment & Instruments (-0.6%)
Agilent Technologies, Inc.	(a)	(2,254)	(81,279)
Applied Biosystems, Inc.		(2,320)	(85,678)
			(166,957)

Energy Equipment & Services (-0.2%)
Hercules Offshore, Inc.	(a)	(1,987)	(49,615)

Food & Staples Retailing (-0.4%)
Kroger Co. (The)		(3,633)	(102,741)

Food Products (-0.3%)
Dean Foods Co.	(a)	(4,050)	(86,265)

Health Care Equipment & Supplies (-1.4%)
Cooper Cos., Inc. (The)		(2,196)	(74,005)
Gen-Probe, Inc.	(a)	(1,403)	(74,808)
Hill-Rom Holdings, Inc.		(1,770)	(49,719)
Inverness Medical Innovations, Inc.	(a)	(435)	(14,664)
Smith & Nephew PLC, Sponsored ADR	(b)	(1,373)	(73,661)
Zimmer Holdings, Inc.	(a)	(1,392)	(95,923)
			(382,780)

Health Care Providers & Services (-1.2%)
Brookdale Senior Living, Inc.		(3,729)	(56,905)
Cardinal Health, Inc.		(1,519)	(81,616)
Coventry Health Care, Inc.	(a)	(2,567)	(90,795)
Humana, Inc.	(a)	(1,982)	(87,030)
			(316,346)

Hotels, Restaurants & Leisure (-0.7%)
Carnival Corp.		(2,056)	(75,949)
Las Vegas Sands Corp.	(a)	(965)	(43,927)
MGM Mirage	(a)	(851)	(24,696)
Pinnacle Entertainment, Inc.	(a)	(2,843)	(32,126)
			(176,698)

Household Durables (-0.7%)
Garmin, Ltd.		(1,742)	(62,137)
Newell Rubbermaid, Inc.		(2,658)	(43,937)
NVR, Inc.	(a)	(123)	(67,935)
			(174,009)

Household Products (-0.5%)
Colgate-Palmolive Co.		(950)	(70,556)
Energizer Holdings, Inc.	(a)	(994)	(70,912)
			(141,468)

Industrial Conglomerates (-0.4%)
3M Co.		(981)	(69,053)
McDermott International, Inc.	(a)	(950)	(45,286)
			(114,339)

Insurance (-1.4%)
Aflac, Inc.		(783)	(43,543)
Arthur J. Gallagher & Co.		(3,766)	(95,769)
Brown & Brown, Inc.		(3,792)	(66,625)
Hartford Financial Services Group, Inc. (The)		(1,033)	(65,482)
Willis Group Holdings, Ltd.		(1,531)	(47,874)
XL Capital, Ltd. Class A		(2,459)	(43,992)
			(363,285)

Internet Software & Services (-0.3%)
Sohu.com, Inc.	(a)	(923)	(69,668)

IT Services (-0.7%)
Fidelity National Information Services, Inc.		(2,156)	(40,856)
Metavante Technologies, Inc.	(a)	(3,689)	(82,117)
Total System Services, Inc.		(3,427)	(67,101)
			(190,074)

Life Sciences Tools & Services (-0.9%)
Millipore Corp.	(a)	(1,172)	(82,450)
PerkinElmer, Inc.		(3,278)	(95,390)
Waters Corp.	(a)	(740)	(50,276)
			(228,116)

Machinery (-1.6%)
Eaton Corp.		(895)	(63,581)
Illinois Tool Works, Inc.		(1,590)	(74,491)
Navistar International Corp.	(a)	(1,276)	(71,456)
PACCAR, Inc.		(1,687)	(70,955)
Pall Corp.		(2,174)	(87,873)
Parker Hannifin Corp.		(933)	(57,547)
			(425,903)

Media (-0.7%)
Central European Media Enterprises, Ltd. Class A	(a)	(479)	(39,877)
Interpublic Group of Cos., Inc. (The)	(a)	(7,722)	(67,876)
Lamar Advertising Co.	(a)	(1,798)	(68,288)
			(176,041)

Metals & Mining (-0.8%)
Nucor Corp.		(1,085)	(62,084)
Southern Copper Corp.		(2,282)	(63,394)
Titanium Metals Corp.		(7,531)	(84,799)
			(210,277)

Multiline Retail (-0.4%)
Nordstrom, Inc.		(1,863)	(53,543)
Saks, Inc.	(a)	(6,058)	(61,731)
			(115,274)

Oil, Gas & Consumable Fuels (-1.7%)
Boardwalk Pipeline Partners, L.P.		(2,121)	(50,183)
Cameco Corp.		(2,234)	(80,268)
Massey Energy Co.		(1,025)	(76,106)
Southwestern Energy Co.	(a)	(1,750)	(63,542)
Suncor Energy, Inc.		(1,713)	(93,358)
Sunoco, Inc.		(1,860)	(75,535)
			(438,992)

Pharmaceuticals (-1.2%)
Bristol-Myers Squibb Co.		(2,056)	(43,423)
GlaxoSmithKline PLC, ADR	(b)	(1,146)	(53,358)
Mylan, Inc.	(a)	(6,367)	(82,580)
Pfizer, Inc.		(2,645)	(49,382)
Warner Chilcott, Ltd. Class A	(a)	(4,570)	(77,279)
			(306,022)

Real Estate Investment Trusts (-0.5%)
Corporate Office Properties Trust		(1,576)	(61,275)
SL Green Realty Corp.		(952)	(79,340)
			(140,615)

Semiconductors & Semiconductor Equipment (-0.1%)
Varian Semiconductor Equipment Associates, Inc.	(a)	(1,363)	(39,827)

Software (-0.4%)
Nuance Communications, Inc.	(a)	(2,859)	(44,372)
Quality Systems, Inc.		(1,854)	(60,904)
			(105,276)

Specialty Retail (-0.9%)
American Eagle Outfitters, Inc.		(4,370)	(61,180)
AnnTaylor Stores Corp.	(a)	(3,128)	(70,536)
CarMax, Inc.	(a)	(4,124)	(55,262)
Foot Locker, Inc.		(3,902)	(58,764)
			(245,742)

Textiles, Apparel & Luxury Goods (-0.6%)
Deckers Outdoor Corp.	(a)	(815)	(92,103)
Luxottica Group S.p.A., ADR	(b)	(2,920)	(71,774)
			(163,877)

Tobacco (-0.3%)
UST, Inc.		(1,630)	(85,754)

Wireless Telecommunication Services (-0.7%)
SBA Communications Corp. Class A	(a)	(2,838)	(107,532)
Vodafone Group PLC, ADR	(b)	(2,942)	(78,934)
			(186,466)

Total Common Stocks Sold Short
(Proceeds $7,986,388)			(7,421,263)

Exchange Traded Fund Sold Short (-1.1%)	(c)
S&P 500 Index - SPDR Trust Series 1		(2,158)	(273,591)
Total Exchange Traded Fund Sold Short
(Proceeds $292,020)			(273,591)
Total Investments Sold Short
(Proceeds $8,278,408)		(29.1)%	(7,694,854)

Total Investments, Net of Investments Sold Short
(Cost $26,247,281)		98.8	26,158,963
Cash and Other Assets,
Less Other Liabilities		1.2	319,122

Net Assets		100.0%	$26,478,085

†	Percentages indicated are based on Fund net assets.
❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
†††
All of the Fund’s liquid assets are “earmarked” to cover potential senior securities transactions, which may include, but are not limited to, swaps, forwards, TBA’s, options, futures and short sales. These securities are marked-to-market daily and reviewed against the value of the Fund’s potential senior securities holdings to ensure proper coverage for these transactions.

(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(d)	At July 31, 2008, cost is $34,556,846 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation	$1,261,295
	Gross unrealized depreciation	(1,964,324)
	Net unrealized depreciation	$(703,029)

		MainStay 130/30 High Yield Fund
		Portfolio of Investments		†††	July 31, 2008 unaudited
					Principal
					Amount	Value
		Long-Term Bonds (107.8%)	†
		Asset-Backed Security (0.3%)
		Diversified Financial Services (0.3%)
		Rutland Rated Investments
		Series DRYD-1A, Class A1AL
		3.153%, due 6/20/13	(a) (b) (c) (d)		$750,000	$363,516

		Total Asset-Backed Security
		(Cost $495,000)				363,516

					Principal
					Amount	Value
		Corporate Bonds (86.9%)
		Advertising (0.7%)
		Lamar Media Corp.
		7.25%, due 1/1/13			500,000	477,500
		RH Donnelley, Inc.
		11.75%, due 5/15/15	(a)		442,000	327,080
						804,580
		Aerospace & Defense (5.6%)
		Alliant Techsystems, Inc.
		6.75%, due 4/1/16			2,200,000	2,117,500
❖		DRS Technologies, Inc.
		6.875%, due 11/1/13			2,200,000	2,211,000
		L-3 Communications Corp.
		Class B
		6.375%, due 10/15/15			2,200,000	2,068,000
						6,396,500
		Airlines (0.1%)
		American Airlines, Inc.
		7.377%, due 5/23/19			235,263	121,015

		Apparel (1.1%)
		Phillips Van-Heusen
		7.25%, due 2/15/11			500,000	500,000
		8.125%, due 5/1/13			750,000	755,625
						1,255,625
		Auto Manufacturers (2.8%)
		Ford Motor Co.
		7.45%, due 7/16/31			2,050,000	1,066,000
		Ford Motor Credit Co.
		7.00%, due 10/1/13			525,000	376,104
		General Motors Acceptance Corp. LLC
		6.625%, due 5/15/12			1,000,000	628,906
		General Motors Corp.
		8.375%, due 7/15/33			2,350,000	1,157,375
						3,228,385
		Beverages (1.9%)
❖		Constellation Brands, Inc.
		8.125%, due 1/15/12			2,200,000	2,205,500

		Building Materials (0.7%)
		U.S. Concrete, Inc.
		8.375%, due 4/1/14			980,000	813,400

		Chemicals (3.7%)
		Chemtura Corp.
		6.875%, due 6/1/16			1,050,000	887,250
		Hexion US Finance Corp./Hexion Nova Scotia Finance, ULC
		9.75%, due 11/15/14			500,000	426,250
		Innophos, Inc.
		8.875%, due 8/15/14			805,000	805,000
		Mosaic Global Holdings, Inc.
		7.375%, due 12/1/14	(a)		1,020,000	1,050,600
		Nalco Co.
		7.75%, due 11/15/11			1,050,000	1,060,500
						4,229,600
		Coal (3.8%)
❖		Arch Western Finance LLC
		6.75%, due 7/1/13			2,200,000	2,194,500
		Foundation PA Coal Co.
		7.25%, due 8/1/14			1,050,000	1,055,250
		Massey Energy Co.
		6.875%, due 12/15/13			1,100,000	1,076,625
						4,326,375
		Commercial Services (7.7%)
		ARAMARK Corp.
		8.50%, due 2/1/15			1,010,000	1,006,212
		Avis Budget Car Rental LLC
		7.625%, due 5/15/14			1,050,000	745,500
		Corrections Corp. of America
		6.25%, due 3/15/13			2,200,000	2,150,500
❖		Iron Mountain, Inc.
		7.75%, due 1/15/15			2,200,000	2,200,000
		KAR Holdings, Inc.
		8.75%, due 5/1/14			750,000	646,875
		Stewart Enterprises, Inc.
		6.25%, due 2/15/13			1,100,000	1,058,750
		United Rentals North America, Inc.
		6.50%, due 2/15/12			1,050,000	947,625
						8,755,462
		Computers (0.9%)
		SunGard Data Systems, Inc.
		10.25%, due 8/15/15			1,050,000	1,065,750

		Containers & Packaging (2.9%)
		Ball Corp.
		6.875%, due 12/15/12			1,050,000	1,055,250
❖		Crown Americas LLC
		7.625%, due 11/15/13			2,200,000	2,233,000
						3,288,250
		Diversified Financial Services (0.8%)
		American Real Estate Partners, L.P./American Real Estate Finance Corp.
		7.125%, due 2/15/13			1,050,000	939,750

		Electric (1.9%)
		Edison Mission Energy
		7.50%, due 6/15/13			1,100,000	1,105,500
		NRG Energy, Inc.
		7.25%, due 2/1/14			1,100,000	1,072,500
						2,178,000

		Electronics (0.3%)
		Itron, Inc.
		7.75%, due 5/15/12			370,000	370,462

		Entertainment (0.7%)
		Pinnacle Entertainment, Inc.
		7.50%, due 6/15/15			1,050,000	782,250

		Environmental Control (1.9%)
		Allied Waste North America
		5.75%, due 2/15/11			2,200,000	2,172,500

		Food (1.8%)
		Land O' Lakes, Inc.
		9.00%, due 12/15/10			1,100,000	1,130,250
		Smithfield Foods, Inc.
		7.00%, due 8/1/11			980,000	901,600
						2,031,850

		Health Care-Products (0.9%)
		Bausch & Lomb, Inc.
		9.875%, due 11/1/15	(a)		1,050,000	1,076,250

		Health Care-Services (1.6%)
		HCA, Inc.
		6.50%, due 2/15/16			2,200,000	1,831,500

		Iron & Steel (1.8%)
		AK Steel Corp.
		7.75%, due 6/15/12			1,050,000	1,076,250
		California Steel Industries, Inc.
		6.125%, due 3/15/14			1,100,000	951,500
						2,027,750

		Lodging (2.4%)
		Harrahs Operating Co., Inc.
		6.50%, due 6/1/16			1,050,000	472,500
		10.75%, due 2/1/16			1,050,000	792,750
		Mandalay Resort Group
		6.375%, due 12/15/11			1,050,000	955,500
		Wynn Las Vegas LLC
		6.625%, due 12/1/14			550,000	497,750
						2,718,500

		Machinery - Construction & Mining (1.9%)
		Terex Corp.
		7.375%, due 1/15/14			2,200,000	2,150,500

		Machinery - Diversified (1.9%)
		Case New Holland, Inc.
		6.00%, due 6/1/09			2,200,000	2,189,000

		Media (2.9%)
		CSC Holdings, Inc.
		7.625%, due 4/1/11			1,100,000	1,087,625
		DirecTV Holdings LLC/DirecTV Financing Co., Inc.
		8.375%, due 3/15/13			1,100,000	1,135,750
		Echostar DBS Corp.
		6.375%, due 10/1/11			1,100,000	1,065,625
						3,289,000

		Metal Fabricate & Hardware (0.8%)
		Mueller Water Products, Inc.
		7.375%, due 6/1/17			1,050,000	861,000

		Mining (2.9%)
		Century Aluminum Co.
		7.50%, due 8/15/14			1,050,000	1,031,625
❖		Freeport-McMoRan Copper & Gold, Inc.
		8.375%, due 4/1/17			2,200,000	2,304,500
						3,336,125

		Miscellaneous - Manufacturing (3.9%)
		American Railcar Industries, Inc.
		7.50%, due 3/1/14			605,000	559,625
		Hexcel Corp.
		6.75%, due 2/1/15			1,113,000	1,076,827
		Koppers, Inc.
		9.875%, due 10/15/13			450,000	471,937
		RBS Global, Inc./Rexnord Corp.
		9.50%, due 8/1/14			1,050,000	1,002,750
		SPX Corp.
		7.625%, due 12/15/14	(a)		1,250,000	1,278,125
						4,389,264
		Office Furnishings (0.4%)
		Interface, Inc.
		10.375%, due 2/1/10			450,000	472,500

		Oil & Gas (6.7%)
		Chesapeake Energy Corp.
		6.875%, due 1/15/16			2,200,000	2,114,750
		Forest Oil Corp.
		8.00%, due 12/15/11			1,250,000	1,268,750
		Frontier Oil Corp.
		6.625%, due 10/1/11			2,200,000	2,134,000
		Southwestern Energy Co.
		7.50%, due 2/1/18	(a)		95,000	97,375
		Tesoro Corp.
		6.25%, due 11/1/12			2,200,000	2,007,500
						7,622,375
		Oil & Gas Services (1.7%)
		Hornbeck Offshore Services
		Class B
		6.125%, due 12/1/14			2,000,000	1,915,000

		Packaging & Containers (2.5%)
❖		Owens-Brockway Glass Container, Inc.
		6.75%, due 12/1/14			2,200,000	2,161,500
		6.75%, due 12/1/14			€500,000	709,732
						2,871,232

		Pipelines (6.1%)
		Dynegy Holdings, Inc.
		8.75%, due 2/15/12			$775,000	790,500
		El Paso Corp.
		6.875%, due 6/15/14			1,100,000	1,097,362
		MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
		8.50%, due 7/15/16			650,000	648,375
		Regency Energy Partners/Regency Energy Finance Corp.
		8.375%, due 12/15/13			1,000,000	1,020,000
		Williams Cos., Inc.
		6.75%, due 4/15/09	(a)		1,050,000	1,063,125
❖		Williams Partners L.P./William Partners Finance Corp.
		7.50%, due 6/15/11			2,200,000	2,277,000
						6,896,362

		Real Estate (2.0%)
❖		Ventas Realty L.P./Ventas Capital Corp.
		6.75%, due 6/1/10			2,276,000	2,270,310

		Retail (0.8%)
		Inergy L.P./Inergy Finance Corp.
		6.875%, due 12/15/14			1,050,000	945,000

		Telecommunications (3.7%)
		American Tower Corp.
		7.00%, due 10/15/17	(a)		1,100,000	1,097,250
		Lucent Technologies, Inc.
		5.50%, due 11/15/08			500,000	498,750
		6.45%, due 3/15/29			985,000	694,425
		MetroPCS Wireless, Inc.
		9.25%, due 11/1/14			1,100,000	1,067,000
		Qwest Corp.
		6.50%, due 6/1/17			1,050,000	863,625
						4,221,050

		Textiles (0.9%)
		INVISTA
		9.25%, due 5/1/12	(a)		1,035,000	1,045,350

		Transportation (1.8%)
		Offshore Logostics, Inc.
		6.125%, due 6/15/13			1,100,000	1,045,000
		PHI, Inc.
		7.125%, due 4/15/13			1,100,000	1,039,500
						2,084,500

		Total Corporate Bonds
		(Cost $103,631,078)				99,177,822

					Principal
					Amount	Value
		Foreign Bonds (4.1%)
		Chemicals (0.6%)
		Evonik Degussa GmbH
		5.125%, due 12/10/13			€498,000	738,742

		Electric (0.7%)
		Intergen N.V.
		8.50%, due 6/30/17			500,000	764,327

		Health Care-Products (0.6%)
		Fresenius Finance B.V.
		5.00%, due 1/31/13			500,000	709,732

		Leisure Time (0.6%)
		TUI A.G.
		5.125%, due 12/10/12			500,000	664,886

		Packaging & Containers (0.9%)
		IFCO Systems N.V.
		10.375%, due 10/15/10			650,000	1,034,181

		Telecommunications (0.7%)
		TDC A/S
		6.50%, due 4/19/12			500,000	748,728

		Total Foreign Bonds
		(Cost $4,777,020)				4,660,596

					Principal
					Amount	Value
		Loan Participations (4.0%)	(e)
		Broadcasting & Entertainment (1.2%)
		Charter Communications Operating LLC
		Existing Term Loan
		2.80%, due 3/17/09			$1,492,500	1,310,912

		Diversified Natural Resources, Precious Metals & Minerals (1.3%)
		Georgia-Pacific Corp.
		New Term Loan B
		4.45%, due 2/15/14			1,493,626	1,408,747

		Diversified/Conglomerate Service (0.8%)
		SunGard Data Systems, Inc.
		Term Loan
		4.51%, due 2/28/14			997,468	938,493

		Real Estate (0.7%)
		Lyondell Basell Finance Co.
		Term Loan B2
		(zero coupon), due 7/18/14			1,000,000	835,972

		Total Loan Participations
		(Cost $4,673,254)				4,494,124

					Principal
					Amount	Value
		Mortgage-Backed Security (0.7%)
		Commercial Mortgage Loans (Collateralized Mortgage Obligations) (0.7%)
		Structured Asset Securities Corp.
		Series 2005-11H, Class A2
		5.00%, due 6/25/35	(b)		943,457	840,637

		Total Mortgage-Backed Security
		(Cost $830,243)				840,637

					Principal
					Amount	Value
		U.S. Government (3.4%)

❖		United States Treasury Bond (3.4%)
		4.375%, due 2/15/38			4,000,000	3,854,688

		Total U.S. Government
		(Cost $3,810,863)				3,854,688

					Principal
					Amount	Value
		Yankee Bonds (8.4%)	(f)
		Biotechnology (1.8%)
		FMC Finance III S.A.
		6.875%, due 7/15/17			2,100,000	2,016,000

		Mining (0.9%)
		Novelis, Inc.
		7.25%, due 2/15/15			1,050,000	971,250

		Miscellaneous - Manufacturing (0.9%)
		Bombardier, Inc.
		8.00%, due 11/15/14	(a)		1,050,000	1,071,000

		Oil & Gas (1.8%)
		Compton Petroleum Finance Corp.
		7.625%, due 12/1/13			1,100,000	1,072,500
		Petroplus Finance, Ltd.
		6.75%, due 5/1/14	(a)		1,100,000	962,500
						2,035,000
		Oil & Gas Services (1.9%)
		Compagnie Generale de Geophysique
		7.50%, due 5/15/15			2,200,000	2,178,000

		Telecommunications (1.1%)
		Rogers Wireless, Inc.
		8.00%, due 12/15/12			1,240,000	1,275,650

		Total Yankee Bonds
		(Cost $9,837,036)				9,546,900

		Total Long-Term Bonds
		(Cost $128,054,494)				122,938,283

					Principal
					Amount	Value
		Short-Term Investments (12.6%)

		Time Deposit (4.1%)
		State Street Bank & Trust Co.
		1.67%, due 8/1/08			4,657,129	4,657,129
		Total Time Deposit
		(Cost $4,657,129)				4,657,129

					Principal
					Amount	Value
		U.S. Government (8.5%)
		United States Treasury Bill
		1.61%, due 9/11/08	(g)		9,800,000	9,782,031

		Total U.S. Government
		(Cost $9,782,031)				9,782,031

		Total Short-Term Investments
		(Cost $14,439,160)				14,439,160

		Total Investments, Before Investments Sold Short	(h)		120.4%	137,377,443
		(Cost $142,493,654)

		Investments Sold Short (-22.3%)			Principal
		Convertible Bond Sold Short (-0.6%)			Amount	Value
		Auto Manufacturers (-0.6%)
		Ford Motor Co.
		4.25%, due 12/15/36			$(1,000,000)	(700,000)

		Total Convertible Bond Sold Short
		(Proceeds $852,525)				(700,000)

					Principal
					Amount	Value
		Corporate Bonds Sold Short (-13.2%)
		Banks (-1.7%)
		SunTrust Bank
		7.25%, due 3/15/18			(2,000,000)	(1,935,352)

		Entertainment (-0.6%)
		Mohegan Tribal Gaming Authority
		7.125%, due 8/15/14			(1,000,000)	(725,000)

		Food Products (-0.8%)
		Dean Foods Co.
		7.00%, due 6/1/16			(1,000,000)	(905,000)

		Forest Products & Paper (-0.8%)
		NewPage Corp.
		10.00%, due 5/1/12			(1,000,000)	(957,500)

		Lodging (-0.7%)
		Boyd Gaming Corp.
		7.75%, due 12/15/12			(1,000,000)	(830,000)

		Media (-1.6%)
		CCH II LLC/CCH II Capital Corp.
		10.25%, due 10/1/13			(2,000,000)	(1,760,000)

		Packaging & Containers (-1.4%)
		Smurfit-Stone Container Enterprises, Inc.
		8.00%, due 3/15/17			(2,000,000)	(1,635,000)

		Retail (-2.5%)
		Nordstrom, Inc.
		6.25%, due 1/15/18			(3,000,000)	(2,870,154)

		Textiles, Apparel & Luxury Goods (-1.7%)
		Levi Strauss & Co.
		9.75%, due 1/15/15			(2,000,000)	(1,885,000)

		Transportation (-1.4%)
		Royal Caribbean Cruises, Ltd.
		7.50%, due 10/15/27			(2,000,000)	(1,540,000)

		Total Corporate Bonds Sold Short
		(Proceeds $15,870,128)				(15,043,006)

					Principal
					Amount	Value
		Yankee Bond Sold Short (-0.9%)	(f)
		Home Builders (-0.9%)
		Desarrolladora Homex S.A. de C.V.
		7.50%, due 9/28/15			(1,000,000)	(970,000)

		Total Yankee Bond Sold Short
		(Proceeds $990,338)				(970,000)

		U.S. Government Sold Short (-7.6%)
		United States Treasury Note
		3.50%, due 2/15/18			(9,000,000)	(8,671,644)
		Total U.S. Government Sold Short
		(Proceeds $8,932,047)				(8,671,644)

		Total Investments Sold Short
		(Proceeds $26,645,038)			(22.3)%	(25,384,650)

		Total Investments, Net of Investments Sold Short
		(Cost $115,848,616)			98.1	111,992,793

		Cash and Other Assets,
		Less Other Liabilities			1.9	2,085,109

		Net Assets			100.0%	$114,077,902

†		Percentages indicated are based on Fund net assets.
❖		Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
†††
All of the Fund's liquid assets are "earmarked" to cover potential senior securities transactions, which may include, but are not limited to, swaps, forwards, TBA's, options, futures and short sales. These securities are marked-to-market daily and reviewed against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

(a)		May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)		Illiquid security. The total market value of these securities at July 31, 2008 is $1,204,153, which represents 1.1% of the Fund's net assets.
(c)		Floating rate. Rate shown is the rate in effect at July 31, 2008.
(d)		Fair valued security. The total market value of the security at July 31, 2008 is $363,516, which represents 0.3% of the Fund's net assets.
(e)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at July 31, 2008. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(f)		Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(g)		Interest rate presented is yield to maturity.
(h)		At July 31, 2008, cost is $142,493,654 for federal income tax purposes and net unrealized depreciation is as follows:

		Gross unrealized appreciation			$200,458
		Gross unrealized depreciation			(5,316,669)
		Net unrealized depreciation			$(5,116,211)

	The following abbreviation is used in the above portfolio:
	€-	Euro

MainStay 130/30 High Yield Fund
Foreign Currency Held at July 31, 2008:
	Currency	Cost	Value
Euro	€84,707	$132,243	$132,130
		$132,243	$132,130

	MainStay 130/30 International Fund
	Portfolio of Investments		†††	July 31, 2008 unaudited

				Shares	Value
	Common Stocks (102.4%)	†
	Australia (11.2%)
	Adelaide Brighton, Ltd. (building products)			23,616	$77,067
	Ansell, Ltd. (health care equipment & supplies)			47,309	451,635
	Ausenco, Ltd. (metals & mining)			23,187	304,447
	Australian Worldwide Exploration, Ltd. (oil, gas & consumable fuels)	(a)		97,094	314,679
	AWB, Ltd. (agriculture)			153,306	405,789
	Bank of Queensland, Ltd. (commercial banks)			20,333	276,671
	Beach Petroleum, Ltd. (oil, gas & consumable fuels)			35,034	37,947
❖	BHP Billiton, Ltd. (metals & mining)			47,525	1,775,073
	BlueScope Steel, Ltd. (metals & mining)			23,300	252,819
	Centennial Coal Co., Ltd. (oil, gas & consumable fuels)			42,012	203,993
	Challenger Financial Services Group, Ltd. (diversified financial services)			221,080	483,596
	Commonwealth Bank of Australia (commercial banks)			1,272	46,880
	CSL, Ltd. (biotechnology)			24,368	791,280
	Diversified Utility & Energy Trust (electric utilities)			51,749	143,285
	Flight Centre, Ltd. (hotels, restaurant & leisure)			22,484	383,897
	Gloucester Coal, Ltd. (metals & mining)			15,676	175,107
	Goodman Fielder, Ltd. (food products)			149,004	183,164
	Incitec Pivot, Ltd. (chemicals)			1,453	221,457
	ING Office Fund (capital markets)			212,833	285,226
	Invocare, Ltd. (commercial services & supplies)			17,321	91,901
	JB Hi-Fi, Ltd. (specialty retail)			22,203	253,752
	Macquarie DDR Trust (real estate investment trusts)			357,173	83,658
	Macquarie Infastructure Group (capital markets)			251,096	598,814
	Macquarie Office Trust (real estate investment trusts)			697,992	590,015
	Nufarm, Ltd. (chemicals)			11,922	187,500
	OneSteel, Ltd. (metals & mining)			2,692	16,945
	Pacific Brands, Ltd. (distributors)			61,481	111,020
	PaperlinX, Ltd. (containers & packaging)			139,255	252,342
	Sally Malay Mining, Ltd. (metals & mining)			57,420	127,047
	Santo, Ltd. (oil, gas & consumable fuels)			23,145	390,484
	Sigma Pharmaceuticals, Ltd. (pharmaceuticals)			208,474	194,732
	Sonic Healthcare, Ltd. (health care-services)			13,009	168,699
	Telstra Corp., Ltd. (diversified telecommunication services)			190,577	801,286
	Washington H. Soul Pattinson & Co., Ltd. (trading companies & distributors)			2,732	26,772
	Wesfarmers, Ltd. (food & staples retailing)			16,488	528,871
	Wesfarmers, Ltd. Class PPP (food & staples retailing)			10,134	325,306
	Westpac Banking Corp. (commercial banks)			18,705	372,950
					11,936,106

	Austria (1.2%)
	OMV A.G. (oil, gas & consumable fuels)			1,995	137,474
	Raiffeisen International Bank Holding A.G. (commercial banks)			1,744	217,562
	Telekom Austria A.G. (diversified telecommunication services)			1,473	30,205
	Verbund Oesterreichische Elektrizitaetswirtschafts A.G. Class A (electric utilities)			1,861	148,238
	Voestalpine A.G. (metals & mining)			10,643	698,678
	Zumtobel A.G. (electrical equipment)			1,714	30,637
					1,262,794

	Belgium (1.8%)
	Bekaert S.A. (electrical equipment)			1,048	159,192
	Belgacom S.A. (diversified telecommunication services)			891	34,996
	Dexia (commercial banks)			52,924	721,777
	Euronav N.V. (oil, gas & consumable fuels)			1,573	70,184
	Fortis N.V. (diversified financial services)			1,268	17,918
	InBev N.V. (beverages)			875	58,907
	National A Portefeuille (trading companies & distributors)			8,641	679,964
	Tessenderlo Chemie N.V. (chemicals)			4,369	210,209
					1,953,147

	Bermuda (1.0%)
	Aquarius Platinum, Ltd. (metals & mining)			1,550	15,579
	Giordano International, Ltd. (specialty retail)			318,000	129,474
	Hongkong Land Holdings, Ltd. (real estate)			127,000	524,510
	K Wah International Holdings (real estate management & development)			273,000	103,998
	Orient Overseas International, Ltd. (marine)			17,500	76,237
	Pacific Basin Shipping, Ltd. (marine)			138,000	193,716
	Shangri-La Asia, Ltd. (hotels, restaurants & leisure)			10,000	21,454
					1,064,968

	Cayman Islands (0.3%)
	HKR International, Ltd. (real estate management & development)			154,400	70,105
	Li Ning Co., Ltd. (leisure equipment & products)			77,500	188,675
	Prime Success International Group (specialty retail)			88,000	44,781
	Tencent Holdings, Ltd. (computers & peripherals)			3,600	31,805
					335,366

	Denmark (1.7%)
	Auriga Industries Class B (chemicals)			2,500	99,213
	East Asiatic Co., Ltd. A/S (food products)			8,550	582,595
	FLSmidth & Co. A/S Class B (machinery)			3,025	293,327
	H Lundbeck A/S (pharmaceuticals)			7,800	197,876
	Novo-Nordisk A/S Class B (pharmaceuticals)			6,200	394,433
	Vestas Wind Systems A/S (electrical equipment)	(a)		1,800	236,638
					1,804,082

	Finland (1.8%)
❖	Nokia OYJ (communications equipment)			57,318	1,566,709
	Rautaruukki OYJ (metals & mining)			1,959	73,890
	Sponda OYJ (real estate)			18,702	172,758
	Wartsila OYJ Class B (machinery)			2,020	123,131
					1,936,488

	France (9.6%)
	Alstom (electrical equipment)			1,450	163,368
	AXA S.A. (insurance)			27,035	798,508
	Beneteau S.A. (marine)			7,936	159,217
	BNP Paribas S.A. (commercial banks)			4,659	462,603
	Credit Agricole S.A. (commercial banks)			10,500	224,985
	France Telecom S.A. (diversified telecommunication services)			37,272	1,183,431
	Gaz de France (gas utilities)			7,060	441,201
	IMS-Intl Metal Service (trading companies & distributors)			6,893	183,321
	Klepierre (real estate investment trusts)			11,875	480,559
	Nexans S.A. (electrical components & equipment)			2,112	250,648
	Rallye (food & staples retailing)			3,576	172,726
❖	Sanofi-Aventis (pharmaceuticals)			17,807	1,249,686
	Sopra Group S.A. (IT services)			312	23,886
	Sperian Protection (specialty retail)			569	65,432
	SR Teleperformance (media)			710	27,274
	Suez Environment S.A. (water)	(a)		10,835	77,913
❖	Suez S.A. (multi-utilities)			10,344	617,619
	Total S.A. (oil, gas & consumable fuels)			27,688	2,122,810
	UBISOFT Entertainment (software)	(a)		851	84,112
	Vivendi S.A. (media)			25,660	1,072,519
	Wendel (industrial conglomerates)			4,209	466,560
					10,328,378

	Germany (10.5%)
	Addidas A.G. (textiles, apparel & luxury goods)			10,183	625,326
	Allianz SE (insurance)			1,799	305,102
	BASF A.G. (chemicals)			6,072	385,009
	Bauer A.G. (household durables)			232	22,245
	Bayer A.G. (chemicals)			2,053	177,439
	Bechtle A.G. (IT services)			3,970	111,593
	Bilfinger Berger A.G. (engineering & construction)			9,619	648,504
	DAB Bank A.G. (capital markets)			4,706	34,146
	Daimler A.G. Registered (automobiles)			1,298	75,315
	Demag Cranes A.G. (machinery)			4,197	230,253
	Deutsche Boerse A.G. (diversified financial services)			2,150	245,148
	Deutsche Lufthansa A.G. (airlines)			28,816	661,083
	Deutsche Telekom A.G. (diversified telecommunications)			2,369	41,182
	E.ON A.G. (electric utilities)			3,452	658,676
	Gildemeister A.G. (machinery)			7,381	212,363
	Hannover Rueckversicherung A.G. (insurance)			11,051	528,320
	Hypo Real Estate Holding A.G. (commercial banks)			24,992	702,261
	Kloeckner & Co. A.G. (metals & mining)			2,720	136,452
	Lanxess (chemicals)			12,888	499,548
	Leoni A.G. (electrical components & equipment)			12,370	513,801
	MAN A.G. (machinery)			7,086	714,567
	Medion A.G. (distributors)			10,869	188,174
	MTU Aero Engines Holdings A.G. (aerospace & defense)			12,469	387,056
	Praktiker Bau-und Heimwerkermaerkte A.G. (specialty retail)			24,865	399,608
	Rational A.G. (household durables)			676	125,828
	RWE A.G. (multi-utilities)			522	62,607
	SAP A.G. (software)			710	41,096
	Siemens A.G. (industrial conglomerates)			4,121	505,543
	Solarworld A.G. (electric utilities)			758	35,635
	ThyssenKrupp A.G. (metals & mining)			15,336	858,049
	United Internet A.G. (internet software & services)			24,914	480,274
	Volkswagen A.G. (automobiles)			76	24,245
	Wirecard A.G. (diversified financial services)	(a)		63,849	610,189
					11,246,637

	Greece (1.2%)
	Alfa-Beta Vassilopoulos S.A. (food & staples retailing)			1,083	71,710
	Alpha Bank AE (commercial banks)			24,811	731,501
	EFG Eurobank Ergasias S.A. (commercial banks)			18,574	460,240
	National Bank of Greece S.A. (commercial banks)			692	32,971
					1,296,422

	Hong Kong (2.5%)
	BOC Hong Kong Holdings, Ltd. (commercial banks)			247,000	622,633
	China Mobile, Ltd. (wireless telecommunication services)			28,500	381,223
	China Unicom, Ltd. (wireless telecommunication services)			212,000	435,345
	Chong Hing Bank, Ltd. (commercial banks)			25,000	65,595
	CNOOC, Ltd. (oil & gas)			130,000	191,607
	Dah Sing Financial Group Holdings, Ltd. (banks)			6,800	53,166
	Hang Lung Group, Ltd. (real estate management & development)			48,000	214,309
	Industrial and Commercial Bank of China Asia, Ltd. (commercial banks)			101,571	241,225
	Sino Land Co. (real estate)			64,000	128,175
	Swire Pacific, Ltd. Class A (real estate management & development)			10,500	111,749
	Swire Pacific, Ltd. Class B (real estate management & development)			20,000	42,609
	Wing Hang Bank, Ltd. (commercial banks)			15,000	201,264
					2,688,900

	Italy (4.2%)
	Assicurazioni Generali S.p.A. (insurance)			703	24,412
	Buzzi Unicem S.p.A. (machinery)			15,325	322,737
❖	Enel S.p.A. (electric utilities)			93,904	870,174
	ENI S.p.A. (oil, gas & consumable fuels)			41,707	1,410,831
	Fiat S.p.A (automobiles)			31,981	378,558
	Finmeccanica S.p.A. (aerospace & defense)			14,191	418,982
	Intesa Sanpaolo S.p.A. (commercial banks)			5,554	31,297
	Recordati S.p.A. (pharmaceuticals)			22,591	165,388
	Snam Rete Gas S.p.A. (gas utilities)			62,136	411,929
	Terna S.p.A. (electric utilities)			10,872	45,157
	UniCredito Italiano S.p.A. (commercial banks)			75,132	447,716
					4,527,181

	Japan (29.4%)
	Acom Co., Ltd. (consumer finance)			7,620	222,338
	Amada Co., Ltd. (health care equipment & supplies)			52,000	353,080
	Asahi Breweries, Ltd. (beverages)			37,800	707,520
	Astellas Pharma, Inc. (pharmaceuticals)			13,700	592,423
	Bank of Okinawa, Ltd. (The) (commerial banks)			1,800	66,245
	Brother Industries, Ltd. (electrical components & equipment)			17,200	216,628
	Canon Marketing Japan, Inc. (computers & peripherals)			4,300	63,411
	Canon, Inc. (office electronics)			13,800	630,606
	Capcom Co., Ltd. (software)			7,400	230,550
	Casino Computer Co., Ltd. (electronic equipment & instruments)			21,900	269,342
	Central Japan Railway Co. (road & rail)			74	751,872
	Chuo Mitsui Trust Holdings, Inc. (commercial banks)			96,000	592,136
	Daifuku Co., Ltd. (road & rail)			44,000	380,589
	East Japan Railway Co. (road & rail)			4	31,303
	Electric Power Development Co. (electric)			15,900	614,047
	FCC Co., Ltd. (leisure equipment & products)			19,800	334,949
	Fuji Machine Manufacturing Co., Ltd. (machinery)			3,600	65,069
	Fujitsu, Ltd. (computers & peripherals)			21,000	152,796
	Higashi-Nippon Bank, Ltd. (The) (commercial banks)			34,000	125,861
	Hino Motor, Ltd. (leisure equipment & products)			79,000	413,068
	Hisamitsu Pharmaceutical Co., Inc. (pharmaceuticals)			700	29,242
	Hitachi Cable, Ltd. (metals & mining)			52,000	180,645
	Hitachi Credit Corp. (diversified financial services)			13,700	242,825
	Hitachi Koki Co., Ltd. (machinery)			42,400	558,869
	Hitachi Software Engineering Co., Ltd. (software)			11,100	253,912
	Hokuto Corp. (food products)			6,300	168,371
	Honda Motor Co., Ltd. (automobiles)			2,700	86,325
	Hosiden Corp. (semiconductors & semiconductor equipment)			15,300	248,700
	Itochu Corp. (trading companies & distributors)			46,000	451,184
	Iwatani Corp. (specialty retail)			10,000	29,011
	JFE Holdings, Inc. (metals & mining)			9,500	458,797
	Jupiter Telecommunications Co. (media)			350	274,951
	Kaken Pharmaceutical Co., Ltd. (pharmaceuticals)			11,000	95,803
	Kansai Urban Banking Corp. (commercial banks)			55,000	102,814
	Kawasaki Kisen Kaisha, Ltd. (marine)			11,000	86,023
	Kayaba Industry Co., Ltd. (automobiles)			37,000	144,420
	KDDI Corp. (wireless telecommunication services)			33	189,120
	Keihin Corp. (automobiles)			14,100	215,960
	Keiyo Bank, Ltd. (The) (commercial banks)			95,000	518,197
	Kirin Holdings Co., Ltd. (beverages)			50,000	760,594
	Kiyo Holdings, Inc. (banks)			36,000	58,352
	KK Davinci Advisors (real estate management & development)	(a)		998	389,028
	Konami Corp. (software)			5,700	179,881
	Leopalace21 Corp. (real estate management & development)			14,300	191,104
	Marubeni Corp. (trading companies & distributors)			59,000	429,679
	Matsui Securities Co., Ltd. (capital markets)			76,300	548,146
	Matsushita Electric Industrial Co., Ltd. (household durables)			48,000	1,016,876
	Millea Holdings, Inc. (insurance)			24,000	895,695
	Miraca holdings, Inc. (pharmaceuticals)			8,500	204,087
	Mitsubishi Corp. (trading companies & distributors)			29,900	867,038
	Mitsubishi Electric Corp. (electrical equipment)			16,000	155,198
	Mitsubishi Gas Chemical Co., Inc. (chemicals)			102,000	672,854
	Mitsubishi Paper Mills, Ltd. (paper & forest products)			86,000	212,731
	Mitsubishi UFJ Financial Group, Inc. (commercial banks)			45,000	396,510
	Mitsui & Co., Ltd. (trading companies & distributors)			46,000	955,313
	Mitsui OSK Lines, Ltd. (marine)			25,000	322,153
	Mizuho Financial Group, Inc. (commercial banks)			8	38,309
	Nachi-Fujikoshi Corp. (road & rail)			55,000	195,301
	Nihon Kohden Corp. (health care equipment & supplies)			14,300	251,526
	Nihon Unisys, Ltd. (IT services)			10,200	148,964
	Nintendo Co., Ltd. (software)			100	48,222
	Nippon Carbon Co., Ltd. (semiconductors & semiconductor equipment)			63,000	345,786
	Nippon Electric Glass Co., Ltd. (semiconductor & semiconductor equipment)			7,000	102,930
	Nippon Seiki Co., Ltd. (specialty retail)			9,000	129,338
	Nippon Shinyaku Co., Ltd. (pharmaceuticals)			16,000	194,794
	Nippon Telegraph & Telephone Corp. (telecommunications)			177	897,246
	Nippon Yakin Kogyo Co., Ltd. (metals & mining)			33,500	182,653
	Nippon Yusen KK (marine)			23,000	195,424
	Nissan Motor Co., Ltd. (automobiles)			104,500	803,542
	Nisshin Steel Co., Ltd. (metals & mining)			34,000	105,111
	NSK, Ltd. (metal fabricate & hardware)			9,000	74,291
	NTT DoCoMo, Inc. (wireless telecommunication services)			556	896,240
	Ono Pharmaceutical Co., Ltd. (pharmaceuticals)			7,300	401,736
	Onward Holdings Co., Ltd. (apparel)			51,000	556,198
	Promise Co., Ltd. (consumer finance)			1,200	30,596
	RICOH Co., Ltd. (office electronics)			46,000	740,439
	San-In Godo Bank, Ltd. (The) (commercial banks)			35,000	295,820
	Sankyo Co., Ltd./Gunma (leisure equipment & products)			3,600	217,209
	Seiko Epson Corp. (electronic equipment & instruments)			5,000	135,247
	SFCG Co., Ltd. (consumer finance)			1,620	169,225
	Shinko Plantech Co., Ltd. (construction & engineering)			4,400	62,899
	Shinwa Kaiun Kaisha, Ltd. (marine)			10,000	48,693
	Star Micronics Co., Ltd. (electronic equipment & instruments)			44,600	620,846
	Sumitomo Corp. (trading companies & distributors)			25,700	345,640
	Sumitomo Forestry Co., Ltd. (specialty retail)			25,700	206,716
	Sumitomo Mitsui Financial Group, Inc. (commercial banks)			4	30,818
	Suzuken Co., Ltd. (health care providers & services)			6,800	233,821
	Tochigi Bank, Ltd. (The) (commercial banks)			8,000	47,890
	Tokai Tokyo Securities Co., Ltd. (capital markets)			63,000	243,045
	Tokyo Dome Corp. (commercial services & supplies)			5,000	25,718
	Toshiba TEC Corp. (semiconductors & semiconductor equipment)			39,000	215,463
❖	Tosoh Corp. (chemicals)			95,000	408,450
	Toyota Motor Corp. (automobiles)			31,700	1,362,138
	United Urban Investment Corp. (real estate investment trusts)			29	126,593
	Urban Corp. (real estate management & development)			36,900	44,218
	West Japan Railway Co. (road & rail)			111	525,939
	Yamato Kogyo Co., Ltd. (leisure equipment & products)			5,100	228,320
	Yamazaki Banking Co., Ltd. (food products)			2,000	22,943
	Yusen Air & Sea Service Co., Ltd. (air freight & logistics)			3,400	53,654
					31,414,192

	Luxembourg (1.2%)
	ArcelorMittal (metals & mining)			10,324	914,130
	Oriflame Cosmetics S.A., SDR (personal products)	(b)		5,025	325,442
					1,239,572

	Netherlands (3.6%)
	Gemalto (computers & periherals)	(a)		1,034	38,966
	Heineken Holding N.V. (beverages)			13,248	565,037
❖	Imtech N.V. (construction & engineering)			17,476	386,649
	ING Groep N.V. (diversified financial services)			36,816	1,203,520
	Koninklijke DSM N.V. (chemicals)			4,324	262,141
	Nutreco Holding N.V. (food products)			9,960	662,421
	Oce N.V. (office electronics)			16,126	152,855
	Royal KPN N.V. (diversified telecommunication services)			19,389	337,804
	Unilever N.V. (food products)			1,347	37,265
	Unilever N.V., CVA (food products)	(c)		1,725	47,686
	Unit 4 Agresso N.V. (software)			5,362	112,355
					3,806,699

	New Zealand (0.5%)
	Contact Energy, Ltd. (electric)			71,769	441,059
	Kiwi Income Property Trust (real estate investment trusts)			61,448	50,845
					491,904

	Norway (1.5%)
	Petroleum Geo-Services ASA (energy equipment & services)	(a)		8,450	196,160
	Sparebanken Midt-Norge (commercial banks)			6,300	61,396
	StatoilHydro ASA (oil, gas & consumable fuels)			26,300	854,467
	Yara International ASA (chemicals)			7,040	500,955
					1,612,978

	Portugal (0.5%)
	EDP - Energias de Portugal S.A. (electric utilities)			44,260	241,514
	Portugal Telecom SGPS S.A. Registered (diversified telecommunication services)			25,534	278,926
					520,440

	Republic of Mauritius (0.0%)	‡
	Golden Agri-Resources, Ltd. (food products)			46,000	23,968

	Singapore (2.4%)
	DBS Group Holdings, Ltd. (commercial banks)			56,000	782,145
	Hong Leong Finance, Ltd. (consumer finance)			13,000	33,053
	Jardine Cycle & Carriage, Ltd. (distributors)			4,000	50,830
	Neptune Orient Lines, Ltd. (Marine)			113,000	231,333
	Singapore Petroleum Co., Ltd. (oil, gas & consumable fuels)			41,000	190,799
	SMRT Corp., Ltd. (road & rail)			110,000	142,963
	United Overseas Bank, Ltd. (banks)			56,000	795,123
	Venture Corp., Ltd. (electronic equipment & instruments)			46,000	360,491
					2,586,737

	Spain (3.5%)
❖	Banco Bilbao Vizcaya Argentaria S.A. (commercial banks)			33,051	604,625
	Banco Santander S.A. (commercial banks)			89,075	1,718,827
	Repsol YPF S.A. (oil, gas & consumable fuels)			3,213	107,886
	Telefonica S.A. (diversified telecommunication services)			36,602	953,534
	Union Fenosa S.A. (electric utilities)			12,279	328,981
					3,713,853

	Sweden (2.6%)
	Alfa Laval AB (machinery)			15,200	236,604
	Avanza Bank Holding AB (capital markets)			50	738
	BE Group AB (commercial services & supplies)			3,600	37,841
	Boliden AB (metals & mining)			4,200	24,658
	Fabege AB (real estate)			57,700	413,179
	KappAhl Holding AB (specialty retail)	(a)		21,600	148,025
	Kungsleden AB (capital markets)			62,700	441,225
	Nobia AB (household durables)			43,600	236,103
	Peab AB (construction & engineering)			24,600	157,743
	Peab Industri AB (diversified)			2,800	26,675
	Ratos AB Class B (capital markets)			3,800	108,929
	Scania AB Class B (machinery)			12,800	200,748
	SSAB Svenskt Stal AB Class A (metals & mining)			1,600	44,020
	Telefonaktiebolaget LM Ericsson Class B (communications equipment)			37,800	396,117
	Volvo AB Class B (aerospace & defense)			6,800	81,965
	Wihlborgs Fastigheter AB (real estate management & development)			12,400	228,126
					2,782,696

	Switzerland (9.0%)
	ABB, Ltd. (electrical equipment)	(a)		11,722	308,885
	Actelion, Ltd. Registered (biotechnology)	(a)		8,471	460,193
	Baloise Holdings A.G. (insurance)			4,981	466,344
	Bobst Group A.G. (machinery)			4,725	344,628
	Compagnie Financiere Richemont A.G. Class A (retail)			15,609	936,648
	Forbo Holding A.G. (household durables)	(a)		41	18,411
	Kuoni Reisen Holding Registered (hotels, restaurants & leisure)			1,461	630,767
❖	Lonza Group A.G. (life sciences tools & services)			1,776	258,065
❖	Nestle S.A. Registered (food products)			29,707	1,301,928
	Novartis A.G. Registered (pharmaceuticals)			31,532	1,869,062
	OC Oerlikon Corp. A.G. Class R (semiconductors & semiconductor equipment)	(a)		2,292	560,528
	Roche Holding A.G. Genusscheine (pharmaceuticals)			5,217	963,415
	Schmolz & Bickenbach A.G. (semiconductors & semiconductor equipment)			969	63,249
	Swiss Life Holding (insurance)	(a)		2,797	719,139
	Tecan Group A.G. (life sciences tools & services)			1,781	96,643
	UBS A.G. Registered (Chi-X Exchange) (capital markets)	(a)		5,259	100,633
	Valora Holding A.G. (specialty retail)			980	242,212
	Zurich Financial Services A.G. (insurance)			961	252,487
					9,593,237

	United Kingdom (0.4%)
	Henderson Group PLC, CDI (diversified financial services)	(d)		189,992	434,795

	United States (0.8%)
	Autoliv, Inc., SDR (auto parts & equipment)	(b)		7,800	308,599
	Synthes, Inc. (health care equipment & supplies)			4,410	609,661
					918,260

	Total Common Stocks
	(Cost $114,316,998)				109,519,800

				Shares	Value
	Preferred Stocks (0.4%)
	France (0.0%)	‡
	Casino Guichard-Perrachon S.A. (food & staples retailing)			950	70,697

	Germany (0.3%)
	RWE A.G. (multi-utilities)			2,890	277,567
	Volkswagen A.G. (automobiles)			189	29,537
					307,104

	Italy (0.1%)
	Fiat S.p.A (automobiles)			7,531	88,683

	Total Preferred Stocks
	(Cost $535,974)				466,484

				Number of
				Warrants	Value

	Warrants (0.0%)	‡
	Australia (0.0%)	‡
	Beach Petroleum, Ltd. (real estate)
	Strike Price A$2.00
	Expire 6/30/10			3,503	478

	Total Warrants
	(Cost $0)				478

	Total Investments, Before Investments Sold Short
	(Cost $114,852,972)	(h)		102.9%	109,986,762

				Shares	Value
	Investments Sold Short (-25.3%)
	Common Stocks Sold Short (-25.3%)
	Australia (-5.1%)
	Alesco Corp., Ltd. (commercial services & supplies)			(8,446)	(51,885)
	Arrow Energy, Ltd. (electric utilities)	(a)		(134,737)	(413,516)
	Atlas Iron, Ltd. (metals & mining)	(a)		(175,907)	(440,441)
	Babcock & Brown Power (independent power producers & energy traders)			(87,410)	(56,399)
	Cabcharge Australia, Ltd. (commercial services & supplies)			(19,469)	(140,183)
	Crane Group, Ltd. (metals & mining)			(25,619)	(312,362)
	Energy Resources of Australia, Ltd. (oil, gas & consumable fuels)			(7,482)	(144,573)
	Energy World Corp., Ltd. (independent power producers & energy traders)	(a)		(83,795)	(73,863)
	Gindalbie Metals, Ltd. (metals & mining)	(a)		(71,177)	(68,671)
	GWA International, Ltd. (household durables)			(62,505)	(156,569)
	Iress Market Technology, Ltd. (IT services)			(53,437)	(305,067)
	Lynas Corp., Ltd. (metals & mining)	(a)		(350,026)	(412,215)
	Paladin Energy, Ltd. (oil, gas & consumable fuels)	(a)		(28,094)	(142,812)
	Primary Health Care, Ltd. (health care providers & services)			(54,669)	(264,994)
	Riversdale Mining, Ltd. (metals & mining)	(a)		(45,418)	(434,466)
	Roc Oil Co., Ltd. (oil, gas & consumable fuels)	(a)		(51,023)	(71,305)
	Silex Systems, Ltd. (semiconductors & semiconductor equipment)	(a)		(26,762)	(188,127)
	Sino Gold, Ltd. (metals & mining)	(a)		(81,337)	(386,493)
	Spark Infrastructure Group (diversified financial services)	(e)(f)		(18,999)	(29,262)
	Sunshine Gas, Ltd. (oil & gas)	(a)		(183,585)	(360,322)
	Transfield Services, Ltd. (construction & engineering)			(36,884)	(259,316)
	United Group, Ltd. (construction & engineering)			(27,691)	(346,920)
	Valad Property Group (real estate investment trusts)			(805,972)	(414,210)
					(5,473,971)

	Austria (-0.7%)
	Austrian Airlines (airlines)	(a)		(23,737)	(149,820)
	BWT A.G. (water)			(2,207)	(79,466)
	Palfinger A.G. (machinery)			(1,581)	(37,838)
	RHI A.G. (construction materials)	(a)		(9,241)	(441,304)
					(708,428)

	Belgium (-0.3%)
	Exmar N.V. (oil, gas & consumable fuels)			(204)	(5,240)
	RHJ International (diversified financial services)	(a)		(24,195)	(271,600)
					(276,840)

	Bermuda (-0.1%)
	C C Land Holdings, Ltd. (textiles, apparel & luxury goods)			(137,000)	(80,409)
	Citic Resources Holdings, Ltd. (metals & mining)	(a)		(71,300)	(24,657)
	Nine Dragons Paper Holdings, Ltd. (containers & packaging)			(36,000)	(27,814)
					(132,880)

	Cayman Islands (-0.1%)
	China Resources Land, Ltd. (real estate management & development)			(96,000)	(126,284)

	Denmark (-0.7%)
	ALK-Abello A/S (pharmaceuticals)			(730)	(91,571)
	Capinordic A/S (capital markets)	(a)		(1,000)	(2,257)
	Genmab A/S (biotechnology)	(a)		(7,200)	(385,735)
	Greentech Energy Systems (independent power products & energy traders)	(a)		(4,500)	(71,635)
	NeuroSearch A/S (pharmaceuticals)	(a)		(4,600)	(232,197)
					(783,395)

	Finland (-0.7%)
	Finnair OYJ (road & rail)			(8,668)	(71,706)
	M-Real OYJ Class B (paper & forest products)			(266,712)	(408,933)
	Ruukki Group OYJ (diversified financial services)			(91,349)	(294,122)
	Vaisala OYJ Class A (electronic equipment & instruments)			(269)	(11,448)
					(786,209)

	France (-0.9%)
	Bourbon S.A. (food & staples retailing)			(3,568)	(205,722)
	Bull S.A. (computers & peripherals)	(a)		(35,844)	(121,215)
	Cie Generale de Geophysique-Veritas (energy equipment & services)	(a)		(3,801)	(148,573)
	Club Mediterranee (commercial services & supplies)	(a)		(3,863)	(171,984)
	Gameloft.Com (software)	(a)		(14,911)	(68,768)
	Havas S.A. (media)			(6,718)	(25,769)
	Nexity (real estate)			(3,271)	(72,576)
	NicOx S.A. (biotechnology)	(a)		(1,539)	(21,419)
	Seche Environment (commercial services supplies)			(912)	(87,525)
					(923,551)

	Germany (-2.1%)
	Arcandor A.G. (multiline retail)	(a)		(8,805)	(101,928)
	Baywa-Bayerische Warenvermit (trading companies & distributors)			(2,451)	(160,328)
	Compugroup Holding A.G. (software)	(a)		(4,013)	(35,966)
	Custodia Holding A.G. (real estate management & development)			(30)	(27,590)
	Deutsche Wohnen A.G. (real estate management & development)	(a)		(3,988)	(48,321)
	Douglas Holdings A.G. (specialty retail)			(1,893)	(89,588)
	Freenet A.G. (diversified telecommunication services)	(a)		(6,046)	(110,183)
	Gerresheimer A.G. (life sciences tools & services)			(7,470)	(387,616)
	IVG Immobilien A.G. (real estate)			(17,061)	(323,770)
	Nordex A.G. (electric utilities)	(a)		(1,122)	(36,943)
	Premiere A.G. (media)	(a)		(12,594)	(227,343)
	Software A.G. (IT services)			(5,343)	(407,821)
	Symrise (chemicals)			(13,947)	(238,648)
					(2,196,045)

	Hong Kong (-0.4%)
	China Merchants Holdings International Co., Ltd. (transportation infrastructure)			(36,224)	(137,981)
	Fushan International Energy Group, Ltd. (metals & mining)	(a)		(50,000)	(35,184)
	Galaxy Entertainment Group L (hotels, restaurants & leisure)	(a)		(208,000)	(87,140)
	Melco International Development (industrial conglomerates)			(35,000)	(21,712)
	Techtronic Industries Co. (household durables)			(52,000)	(49,365)
	Tian An China Investment (real estate management & development)			(135,600)	(90,606)
					(421,988)

	Italy (-1.1%)
	Autogrill S.p.A. (hotels, restaurants & leisure)			(23,432)	(277,787)
	CIR-Compagnie Industriali Riunite S.p.A. (industrial conglomerates)			(100,572)	(264,574)
	Gemina S.p.A. (air freight & logistics)	(a)		(162,644)	(198,034)
	Geox S.p.A. (textiles, apparel & luxury goods)			(11,080)	(124,008)
	Piccolo Credito Valtellinese Scarl (commercial banks)			(9,982)	(99,582)
	Premafin Finanziaria S.p.A. (insurance)			(26,920)	(57,658)
	Safilo Group S.p.A. (textiles, apparel & luxury goods)			(18,517)	(27,852)
	Sorin S.p.A. (health care equipment & supplies)	(a)		(39,425)	(46,799)
	Tiscali S.p.A. (internet software & services)	(a)		(44,498)	(107,587)
					(1,203,881)

Japan (-8.8%)
Asatsu-DK, Inc. (media)		(13,800)	(375,121)
Asics Corp. (textiles, apparel & luxury goods)		(44,000)	(409,148)
Chiyoda Corp. (machinery)		(35,000)	(363,659)
COMSYS Holdings Corp. (trading companies & distributors)		(51,000)	(452,586)
Daiei, Inc. (multiline retail)	(a)	(18,300)	(143,287)
Ebara Corp. (machinery)		(15,000)	(45,637)
Funai Electric Co., Ltd. (semiconductors & semiconductor equipment)		(12,600)	(392,230)
Futaba Corp. (semiconductors & semiconductor equipment)		(16,100)	(280,579)
Hamamatsu Photonics KK (health care equipment and supplies)		(8,600)	(226,643)
Hitachi Zosen Corp. (machinery)	(a)	(112,500)	(125,471)
Hokuetsu Paper Mills, Ltd. (containers & packaging)		(101,500)	(434,000)
Horiba, Ltd. (electronic equipment & instruments)		(19,300)	(419,100)
Jafco Co., Ltd. (capital markets)		(3,900)	(149,173)
Katakura Industries Co., Ltd. (commercial banks)		(1,000)	(14,528)
Kokuyo Co., Ltd. (commercial services & supplies)		(15,300)	(133,324)
K's Holdings Corp (specialty retail)		(10,100)	(177,917)
Maruha Nichiro Holdings, Inc. (food products)		(261,000)	(437,960)
Mitsubishi Logistics Corp. (transportation infrastructure)		(15,000)	(178,443)
Mitsui Mining & Smelting Co., Ltd. (metals & mining)		(114,000)	(345,876)
Miura Co., Ltd. (road & rail)		(13,600)	(298,388)
Nippon Suisan Kaisha, Ltd. (food products)		(54,900)	(264,344)
OBIC Co., Ltd. (IT services)		(2,110)	(384,265)
Okumura Corp. (machinery)		(48,000)	(180,567)
Parco Co., Ltd. (specialty retail)		(24,700)	(303,787)
Park24 Co., Ltd. (internet & catalog retail)		(16,500)	(91,810)
Pioneer Corp. (household durables)		(15,200)	(118,406)
Sangetsu Co., Ltd. (commercial services & supplies)		(5,900)	(106,934)
Sanki Engineering Co., Ltd. (specialty retail)		(20,000)	(169,494)
Sanwa Holdings Corp. (specialty retail)		(108,000)	(418,284)
Shimachu Co., Ltd. (specialty retail)		(8,500)	(207,106)
Sumitomo Warehouse Co, Ltd. (The) (transportation infrastructure)		(34,000)	(146,596)
Sundrug Co., Ltd. (food & staples retailing)		(11,200)	(258,443)
Suruga Bank, Ltd. (commercial banks)		(26,000)	(324,032)
Takuma Co., Ltd. (machinery)		(16,000)	(51,863)
Toda Corp. (machinery)		(37,000)	(127,492)
Tokyo Tatemono Co., Ltd. (real estate)		(83,000)	(405,113)
Toyo Tire & Rubber Co., Ltd. (auto components)		(44,000)	(126,063)
Yokogawa Electric Corp. (electronic equipment & instruments)		(29,500)	(248,511)
			(9,336,180)

Luxembourg (-0.2%)
Acergy S.A. (energy equipment & services)		(3,250)	(54,656)
GAGFAH S.A. (real estate management & development)		(9,034)	(123,252)
			(177,908)

Netherlands (-0.3%)
Eriks Group N.V. (real estate)		(664)	(41,587)
Koninklijke Wessanen N.V. (food products)		(24,068)	(237,402)
SBM Offshore N.V. (energy equipment & services)		(1,960)	(43,819)
			(322,808)

New Zealand (-0.2%)
Fisher & Paykel Healthcare Corp. (health care equipment & supplies)		(112,872)	(231,940)

Norway (-0.3%)
BW Offshore, Ltd. (energy equipment & services)	(a)	(34,000)	(88,220)
DNO International ASA (oil & gas)	(a)	(128,000)	(205,664)
			(293,884)

Portugal (-0.0%)	‡
SAG GEST-Solucoes Automovel Globais SGPS S.A. (trading companies & distributors)		(7,185)	(21,047)

Singapore (-0.4%)
Banyan Tree Holdings, Ltd. (hotels, restaurants & leisure)		(112,000)	(99,184)
Ezra Holdings, Ltd. (marine)		(159,000)	(231,868)
Olam International, Ltd. (food & staples retailing)		(76,924)	(126,965)
			(458,017)

Spain (-0.5%)
La Seda de Barcelona S.A. Class B (pharmaceuticals)		(272,100)	(417,949)
Zeltia S.A. (biotechnology)		(18,871)	(111,385)
			(529,334)

Sweden (-1.5%)
Axis Communications AB (communications equipment)		(33,950)	(429,208)
Brostrom AB Class B (marine)		(4,300)	(32,917)
Cardo AB (machinery)		(4,500)	(107,664)
D Carnegie AB (capital markets)		(29,800)	(379,148)
Meda AB Class A (pharmaceuticals)		(11,400)	(118,516)
Munters AB (machinery)		(2,500)	(24,451)
Nibe Industrier AB Class B (building products)		(19,800)	(147,174)
Niscayah Group AB (diversified financial services)		(128,500)	(232,583)
Oresund Investment AB (capital markets)		(2,900)	(46,048)
Skistar AB (hotels, restaurants & leisure)		(2,500)	(34,608)
TradeDoubler AB (internet software & services)		(7,300)	(76,653)
			(1,628,970)

Switzerland (-0.9%)
Basilea Pharmaceutica Registered (biotechnology)	(a)	(2,611)	(432,118)
Galenica Holdings A.G. Registered (health care providers & services)		(180)	(57,411)
Jelmoli Holding A.G. (specialty retail)		(37)	(90,101)
Kudelski S.A. (electronic equipment & instruments)		(32,231)	(418,466)
			(998,096)

Total Common Stocks Sold Short
(Proceeds $28,926,419)			(27,031,656)

		Number of
		Warrants	Value

Warrants Sold Short (-0.0%)	‡
Hong Kong (-0.0%)	‡
Tian An China Investment (real estate management & development)
Strike Price HKD 10.00
Expire 1/02/10		(22,600)	(261)

Total Warrants Sold Short
(Proceeds $3,455)			(261)

Total Investments Sold Short
(Proceeds $28,929,874)		(25.3)%	(27,031,917)
Total Investments, Net of Investments Sold Short
(Cost $85,923,098)		77.6	82,954,845
Cash and Other Assets,
Less Other Liabilities		22.4	23,915,933
Net Assets		100.0%	$106,870,778

MainStay 130/30 International Fund
Swap Agreements held at July 31, 2008:
	Notional	Net Unrealized
	Amount	Depreciation (g)

Agreement to receive the monthly return on the GBP-LIBOR multiplied by the notional amount and pay the total return on a custom basket of GBP equity securities; in addition receive the monthly return on a second custom basket of GBP equity securities and pay the monthly return on the GBP-LIBOR multiplied by the notional amount.

Counterparty: Morgan Stanley International PLC
Expiration Date: 10/15/09	£14,958,643	$(66,888)

Total Swap Agreements	£14,958,643	$(66,888)

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
†††
All of the Fund's liquid assets are "earmarked" to cover potential senior securities transactions, which may include, but are not limited to, swaps, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

(a)	Non-income producing security.
(b)	SDR - Special Drawing Right.
(c)	CVA - Certificaten Van Aandelen.
(d)	CDI - Chess Depository Interest.
(e)	Illiquid security. The total market value of the security at July 31, 2008 is -$29,262, which represents less than one-tenth of a percent of the Fund’s net assets.
(f)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(g)	Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2008.
(h)	At July 31, 2008, cost is $114,868,319 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$1,573,626
	Gross unrealized depreciation	(6,455,183)
	Net unrealized appreciation	$(4,881,557)

MainStay 130/30 International Fund
Foreign Currency held at July 31, 2008:
		Currency	Cost	Value
Australian Dollar	A$	888	$844	$836
Euro		€507,796	799,139	792,086
Hong Kong Dollar*	HKD	(538)	(69)	(69)
Japanese Yen		¥34,077,627	316,633	315,870
Pound Sterling		£8,903,075	17,637,530	17,647,230
Singapore Dollar	SGD	112	82	82
Swedish Krona	SEK	4,202,576	698,342	694,170
Swiss Franc	CHF	2,139	2,068	2,043
New Zealand Dollar	NZD	421,269	318,284	309,169
Norwegian Krone	NOK	1,327,277	257,404	259,052
			$20,030,257	$20,020,469
*Currency was overdrawn as of July 31, 2008.

	MainStay All Cap Growth Fund
	Portfolio of Investments		July 31, 2008 unaudited

			Shares	Value
	Common Stocks (96.4%)	†
	Aerospace & Defense (4.8%)
	L-3 Communications Holdings, Inc.		48,500	$4,786,465
	Precision Castparts Corp.		40,400	3,774,572
❖	United Technologies Corp.		81,200	5,195,176
				13,756,213

	Beverages (3.4%)
	Coca-Cola Co. (The)		58,000	2,987,000
	Hansen Natural Corp.	(a) (b)	79,300	1,812,798
	PepsiCo, Inc.		73,800	4,912,128
				9,711,926

	Biotechnology (4.3%)
	Genentech, Inc.	(a)	41,700	3,971,925
❖	Gilead Sciences, Inc.	(a)	116,900	6,310,262
	United Therapeutics Corp.	(a)	18,400	2,086,376
				12,368,563

	Capital Markets (1.6%)
	Affiliated Managers Group, Inc.	(a) (b)	27,800	2,401,920
	Ameriprise Financial, Inc.		51,300	2,180,250
				4,582,170

	Chemicals (4.5%)
	Monsanto Co.		31,600	3,763,876
	Mosaic Co. (The)	(a)	22,800	2,900,388
❖	Praxair, Inc.		65,900	6,176,807
				12,841,071

	Communications Equipment (5.1%)
	Cisco Systems, Inc.	(a)	85,000	1,869,150
	Harris Corp.		58,100	2,797,515
	QUALCOMM, Inc.		65,000	3,597,100
❖	Research In Motion, Ltd.	(a)	52,000	6,386,640
				14,650,405

	Computers & Peripherals (6.2%)
❖	Apple, Inc.	(a)	34,400	5,467,880
	EMC Corp.	(a)	235,000	3,527,350
	Hewlett-Packard Co.		72,900	3,265,920
	International Business Machines Corp.		31,400	4,018,572
	Logitech International S.A. Registered	(a) (b)	53,000	1,390,190
				17,669,912

	Construction & Engineering (1.3%)
	Quanta Services, Inc.	(a) (b)	120,200	3,711,776

	Containers & Packaging (1.0%)
	Crown Holdings, Inc.	(a)	64,000	1,793,920
	Owens-Illinois, Inc.	(a)	22,200	937,728
				2,731,648

	Distributors (1.0%)
	LKQ Corp.	(a)	141,200	2,894,600

	Diversified Consumer Services (0.7%)
	Capella Education Co.	(a) (b)	36,100	1,884,420

	Diversified Financial Services (0.8%)
	IntercontinentalExchange, Inc.	(a)	22,100	2,205,580

	Diversified Telecommunication Services (0.7%)
	NTELOS Holdings Corp.		83,300	1,991,703

	Electrical Equipment (3.5%)
	General Cable Corp.	(a) (b)	77,300	4,454,799
❖	Roper Industries, Inc.	(b)	88,800	5,432,784
				9,887,583

	Electronic Equipment & Instruments (4.5%)
❖	Amphenol Corp. Class A		139,700	6,659,499
	Anixter International, Inc.	(a) (b)	52,700	3,585,181
	Avnet, Inc.	(a)	91,200	2,486,112
				12,730,792

	Energy Equipment & Services (8.2%)
	Baker Hughes, Inc.		30,400	2,520,464
	Cameron International Corp.	(a)	90,400	4,317,504
	National Oilwell Varco, Inc.	(a)	62,400	4,906,512
❖	Transocean, Inc.	(a)	37,971	5,165,195
❖	Weatherford International, Ltd.	(a)	173,200	6,534,836
				23,444,511

	Food & Staples Retailing (2.0%)
	CVS Caremark Corp.		39,000	1,423,500
	Wal-Mart Stores, Inc.		72,300	4,238,226
				5,661,726

	Health Care Equipment & Supplies (4.8%)
	Becton, Dickinson & Co.		45,500	3,863,405
	C.R. Bard, Inc.	(b)	23,400	2,172,456
	Hologic, Inc.	(a)	184,444	3,406,681
	St. Jude Medical, Inc.	(a)	89,900	4,187,542
				13,630,084

	Health Care Providers & Services (1.5%)
	Medco Health Solutions, Inc.	(a)	84,200	4,174,636

	Household Products (0.9%)
	Colgate-Palmolive Co.		36,600	2,718,282

	Independent Power Producers & Energy Traders (1.0%)
	NRG Energy, Inc.	(a) (b)	78,700	2,856,023

	Insurance (1.3%)
	Prudential Financial, Inc.		53,600	3,696,792

	Internet Software & Services (2.0%)
	Equinix, Inc.	(a) (b)	33,900	2,758,104
	Google, Inc. Class A	(a)	6,500	3,079,375
				5,837,479

	IT Services (0.8%)
	Alliance Data Systems Corp.	(a) (b)	35,000	2,245,250

	Life Sciences Tools & Services (5.5%)
	Covance, Inc.	(a)	44,900	4,121,820
	ICON PLC, Sponsored ADR	(a) (c)	47,800	3,840,252
❖	Thermo Fisher Scientific, Inc.	(a)	130,300	7,885,756
				15,847,828

	Machinery (4.4%)
	Caterpillar, Inc.		43,200	3,003,264
	Danaher Corp.		62,000	4,938,300
	Illinois Tool Works, Inc.		36,500	1,710,025
	Terex Corp.	(a)	61,900	2,929,727
				12,581,316

	Media (0.8%)
	News Corp. Class A		156,100	2,205,693

	Metals & Mining (0.6%)
	Freeport-McMoRan Copper & Gold, Inc. Class B		17,800	1,722,150

	Multiline Retail (1.5%)
	Dollar Tree, Inc.	(a)	18,200	682,500
	Kohl's Corp.	(a)	83,400	3,495,294
				4,177,794

	Oil, Gas & Consumable Fuels (1.5%)
	Massey Energy Co.		10,100	749,925
	Williams Cos., Inc.		106,500	3,413,325
				4,163,250

	Personal Products (1.1%)
	Avon Products, Inc.		71,500	3,031,600

	Road & Rail (1.6%)
	Norfolk Southern Corp.		61,900	4,451,848

	Semiconductors (0.4%)
	Semiconductor HOLDRs Trust	(b) (d)	42,100	1,175,011

	Semiconductors & Semiconductor Equipment (4.1%)
	Intel Corp.		221,600	4,917,304
	MEMC Electronic Materials, Inc.	(a)	70,200	3,243,942
	RF Micro Devices, Inc.	(a)	1,106,600	3,618,582
				11,779,828

	Software (4.3%)
	Autodesk, Inc.	(a)	125,300	3,995,817
	FactSet Research Systems, Inc.	(b)	55,750	3,215,102
	Microsoft Corp.		194,700	5,007,684
				12,218,603

	Specialty Retail (0.9%)
	Abercrombie & Fitch Co. Class A		16,400	905,608
	Guess?, Inc.		48,700	1,542,329
				2,447,937

	Textiles, Apparel & Luxury Goods (0.9%)
	Phillips-Van Heusen Corp.		38,400	1,359,360
	True Religion Apparel, Inc.	(a) (b)	49,300	1,273,912
				2,633,272

	Tobacco (1.0%)
	Altria Group, Inc.		41,200	838,420
	Philip Morris International, Inc.		41,200	2,127,980
				2,966,400

	Wireless Telecommunication Services (1.9%)
	American Tower Corp. Class A	(a)	77,000	3,226,300
	SBA Communications Corp. Class A	(a) (b)	60,700	2,299,923
				5,526,223

	Total Common Stocks
	(Cost $224,211,081)			274,811,898

			Shares	Value
	Short-Term Investments (14.2%)
	Investment Company (10.7%)
	State Street Navigator Securities Lending Prime Portfolio	(e)	30,514,752	30,514,752
	Total Investment Company
	(Cost $30,514,752)			30,514,752

			Principal
			Amount	Value
	Time Deposit (3.5%)
	State Street Bank & Trust Co.
	1.67%, due 8/1/08		$ 10,063,977	10,063,977
	Total Time Deposit
	(Cost $10,063,977)			10,063,977

	Total Short-Term Investments
	(Cost $40,578,729)			40,578,729

	Total Investments
	(Cost $264,789,810)	(f)	110.6%	315,390,627

	Liabilities in Excess of
	Cash and Other Assets		(10.6)	(30,137,116)

	Net Assets		100.0%	$285,253,511

†	Percentages indicated are based on Fund net assets.
❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $29,631,936; cash collateral of $30,514,752 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	ADR - American Depositary Receipt.
(d)	HOLDRs - represents beneficial ownership in the common stock of a group of specified companies that are involved in various segments of the semiconductors industry.
(e)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	At July 31, 2008, cost is $264,928,270 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation		$64,628,610
	Gross unrealized depreciation		(14,166,253)
	Net unrealized appreciation		$50,462,357

	MainStay Cash Reserves Fund
	Portfolio of Investments		July 31, 2008 unaudited
			Principal	Amortized
			Amount	Cost

	Short-Term Investments (100.2%)	†
	Asset-Backed Securities (7.3%)
	Capital Auto Receivables Asset Trust
	Series 2008-2, Class A1
	2.783%, due 5/15/09	(a)	$3,222,704	$3,222,704
	Series 2008-1, Class A1
	3.386%, due 2/17/09	(a)	1,490,727	1,490,727
	Series 2007-SN2, Class A1
	5.105%, due 12/15/08	(a)	1,127,271	1,127,271
	Caterpillar Financial Asset Trust
	Series 2008-A, Class A1
	3.005%, due 4/27/09		2,820,127	2,820,127
	CNH Equipment Trust
	Series 2008-A, Class A1
	2.753%, due 5/11/09		3,960,633	3,960,633
	Series 2008-B, Class A1
	2.917%, due 6/12/09		4,396,291	4,396,435
	Series 2007-C, Class A1
	5.098%, due 12/15/08		159,241	159,241
	Daimler Chrysler Auto Trust
	Series 2008-B, Class A1
	2.804%, due 5/8/09	(a)	3,518,706	3,518,706
	Series 2008-A, Class A1
	3.152%, due 3/9/09	(a)	1,631,244	1,631,244
	Fifth Third Auto Trust
	Series 2008-1, Class A1
	2.73%, due 4/15/09		1,777,059	1,777,059
	Ford Credit Auto Owner Trust
	Series 2008-B, Class A1
	2.766%, due 5/15/09	(a)	2,830,596	2,830,596
	Series 2008-A, Class A1
	4.018%, due 2/13/09	(a)	1,128,515	1,128,515
	John Deere Owner Trust
	Series 2008-A, Class A1
	2.741%, due 5/8/09		2,810,980	2,810,980
	Nissan Auto Lease Trust
	Series 2008-A, Class A1
	2.815%, due 5/15/09		2,620,567	2,620,567
	Nissan Auto Receivables Owner Trust
	Series 2008-A, Class A1
	3.998%, due 1/15/09		1,242,293	1,242,293
	Volkswagen Auto Loan Enhanced Trust
	Series 2008-1, Class A1
	2.84%, due 5/20/09		2,326,930	2,326,930
	Wachovia Auto Owner Trust
	Series 2008-A, Class A1
	2.931%, due 6/22/09		9,117,011	9,117,011
	World Omni Auto Receivables Trust
	Series 2008-A, Class A1
	2.922%, due 3/16/09		1,899,647	1,899,647
	Series 2008-B, Class A1
	2.998%, due 8/17/09		7,000,000	7,000,000
				55,080,686

	Commercial Paper (72.5%)
	Abbott Laboratories
	2.03%, due 8/27/08	(a) (b)	10,000,000	9,985,339
	2.22%, due 8/1/08	(a) (b)	5,000,000	5,000,000
	AT&T, Inc.
	2.20%, due 8/8/08	(a) (b)	10,000,000	9,995,722
	2.33%, due 8/18/08	(a) (b)	10,000,000	9,988,997
	Avon Capital Corp.
	2.12%, due 8/14/08	(a) (b)	10,000,000	9,992,344
	Baker Hughes, Inc.
	2.14%, due 8/15/08	(a) (b)	10,000,000	9,991,678
	2.14%, due 9/15/08	(a) (b)	10,000,000	9,973,250
	BASF A.G.
	2.06%, due 8/7/08	(a) (b)	10,000,000	9,996,566
	2.30%, due 8/26/08	(a) (b)	2,465,000	2,461,063
	Becton Dickinson & Co.
	2.10%, due 8/11/08	(b)	10,000,000	9,994,167
	Brown-Forman Corp.
	2.33%, due 9/18/08	(a) (b)	10,000,000	9,968,933
	Campbell Soup Co.
	2.25%, due 8/5/08	(a) (b)	3,300,000	3,299,175
	Cargill, Inc.
	2.30%, due 8/6/08	(a) (b)	2,100,000	2,099,329
	2.45%, due 9/24/08	(a) (b)	10,000,000	9,963,250
	2.48%, due 8/15/08	(a) (b)	9,551,000	9,541,789
	Coca-Cola Co. (The)
	2.32%, due 10/2/08	(b)	8,027,000	7,994,928
	2.32%, due 10/10/08	(b)	10,000,000	9,954,889
	Danaher Corp.
	2.12%, due 9/12/08	(b)	10,000,000	9,975,267
	Dover Corp.
	2.08%, due 8/14/08	(a) (b)	10,000,000	9,992,489
	2.15%, due 8/4/08	(a) (b)	10,000,000	9,998,208
	Dupont EI De Nemours Co.
	2.06%, due 8/11/08	(a) (b)	10,000,000	9,994,278
	2.17%, due 8/25/08	(a) (b)	10,000,000	9,985,533
	Emerson Electric Co.
	2.05%, due 8/6/08	(a) (b)	3,719,000	3,717,941
	2.05%, due 8/8/08	(a) (b)	1,475,000	1,474,412
	FPL Group Capital, Inc.
	2.25%, due 8/6/08	(a) (b)	10,000,000	9,996,875
	2.35%, due 8/20/08	(a) (b)	8,373,000	8,362,615
	Hershey Co. (The)
	2.15%, due 8/21/08	(a) (b)	10,000,000	9,988,055
	2.19%, due 9/29/08	(a) (b)	10,000,000	9,964,108
	Hewlett-Packard Co.
	2.10%, due 8/6/08	(a) (b)	10,000,000	9,997,083
	2.10%, due 8/13/08	(a) (b)	10,000,000	9,993,000
	Honeywell International, Inc.
	2.07%, due 10/2/08	(a) (b)	5,000,000	4,982,175
	Illinois Tool Works, Inc.
	2.12%, due 8/26/08	(b)	10,000,000	9,985,278
	2.15%, due 8/12/08	(b)	10,000,000	9,993,430
	John Deere Bank
	2.20%, due 8/12/08	(b)	8,711,000	8,705,144
	Kimberly-Clark Worldwide
	2.15%, due 8/5/08	(a) (b)	10,000,000	9,997,611
	L'Oreal USA, Inc.
	2.01%, due 8/1/08	(a) (b)	10,000,000	10,000,000
	2.15%, due 10/8/08	(a) (b)	7,155,000	7,125,943
	Merck & Co., Inc.
	2.15%, due 9/16/08	(b)	10,000,000	9,972,528
	Minnesota Mining & Manufacturing Co.
	2.00%, due 8/28/08	(b)	7,000,000	6,989,500
	2.02%, due 8/25/08	(b)	8,000,000	7,989,227
	2.05%, due 8/13/08	(b)	5,000,000	4,996,583
	National Cooperative Services Corp.
	2.40%, due 8/4/08	(a) (b)	10,000,000	9,998,000
	2.40%, due 9/2/08	(a) (b)	10,000,000	9,978,667
	Novartis Finance Corp.
	2.04%, due 8/18/08	(a) (b)	10,000,000	9,990,367
	2.09%, due 8/26/08	(a) (b)	10,000,000	9,985,486
	NSTAR
	2.04%, due 8/5/08	(a) (b)	8,373,000	8,371,102
	2.04%, due 8/6/08	(a) (b)	3,216,000	3,215,089
	2.12%, due 8/4/08	(a) (b)	8,105,000	8,103,568
	Paccar Financial Corp.
	2.19%, due 10/23/08	(b)	10,000,000	9,949,508
	PepsiCo, Inc.
	2.03%, due 8/7/08	(a) (b)	10,000,000	9,996,617
	Pfizer, Inc.
	2.21%, due 10/23/08	(a) (b)	10,000,000	9,949,047
	Praxair, Inc.
	2.02%, due 8/13/08	(b)	10,000,000	9,993,267
	Procter & Gamble Co.
	2.21%, due 10/9/08	(a) (b)	10,000,000	9,957,642
	2.27%, due 9/19/08	(a) (b)	10,000,000	9,969,103
	Siemens Capital Co. LLC
	2.16%, due 10/31/08	(a) (b)	9,447,000	9,395,419
	Southern Co. Funding Corp.
	2.13%, due 9/2/08	(a) (b)	10,000,000	9,981,067
	Stanley Works (The)
	2.10%, due 8/18/08	(a) (b)	10,000,000	9,990,083
	2.30%, due 10/2/08	(a) (b)	10,385,000	10,343,864
	Teachers Insurance & Annuity Association
	2.05%, due 8/8/08	(a) (b)	10,000,000	9,996,014
	2.05%, due 9/5/08	(a) (b)	10,000,000	9,980,069
	United Parcel Service, Inc.
	2.07%, due 8/29/08	(a) (b)	10,000,000	9,983,900
	United Technologies Corp.
	2.07%, due 8/21/08	(a) (b)	3,645,000	3,640,808
	Walt Disney Co. (The)
	2.14%, due 8/28/08	(b)	10,000,000	9,983,950
				547,131,339

	Corporate Bonds (2.0%)
	Inter-American Development Bank
	2.25%, due 10/7/08		5,244,000	5,222,041
	International Business Machines Corp.
	2.491%, due 9/8/08	(a) (c)	10,000,000	9,999,168
				15,221,209
	Medium-Term Note (1.3%)
	Caterpillar Financial Services Corp.
	Series S
	2.479%, due 9/10/08	(c)	10,000,000	9,997,703

	U.S. Government & Federal Agencies (17.1%)
	Federal Farm Credit Bank
	2.10%, due 12/15/08	(b)	500,000	496,034
	2.24%, due 8/25/08	(b)	10,000,000	9,985,067
	2.30%, due 9/25/08	(b)	10,000,000	9,964,861
	2.30%, due 10/24/08	(b)	3,550,000	3,530,948
	2.638%, due 9/2/08	(b)	10,000,000	9,976,552
	3.30%, due 8/11/08	(b)	4,000,000	3,998,736
	Federal Home Loan Bank
	1.65%, due 12/11/08	(b)	3,669,000	3,646,802
	2.10%, due 8/22/08	(b)	5,000,000	4,993,875
	2.18%, due 3/3/09	(b)	5,000,000	4,935,206
	2.25%, due 8/8/08	(b)	1,690,000	1,689,261
	2.28%, due 2/27/09	(b)	5,000,000	4,933,501
	2.30%, due 11/12/08	(b)	5,583,000	5,546,261
	2.35%, due 8/20/08	(b)	2,971,000	2,967,315
	2.49%, due 8/27/08	(b)	10,000,000	9,982,017
	2.53%, due 12/19/08	(b)	3,130,000	3,099,204
	2.54%, due 12/10/08	(b)	4,287,000	4,247,376
	Federal National Mortgage Association
	2.03%, due 9/17/08	(b)	4,720,000	4,707,491
	2.056%, due 9/10/08	(b)	5,000,000	4,988,578
	2.17%, due 9/3/08	(b)	1,975,000	1,971,072
	2.20%, due 11/19/08	(b)	3,621,000	3,596,659
	2.36%, due 11/7/08	(b)	6,200,000	6,160,168
	2.575%, due 9/26/08	(b)	10,000,000	9,959,945
	United States Treasury Bills
	1.66%, due 8/14/08	(b)	1,796,000	1,794,924
	1.664%, due 10/30/08	(b)	727,000	723,975
	1.79%, due 12/18/08	(b)	2,110,000	2,095,417
	1.84%, due 1/15/09	(b)	1,795,000	1,779,679
	1.845%, due 9/18/08	(b)	619,000	617,477
	2.081%, due 11/13/08	(b)	1,007,000	1,000,946
	United States Treasury Notes
	3.00%, due 2/15/09		1,000,000	1,006,717
	3.875%, due 5/15/09		1,000,000	1,015,123
	4.50%, due 2/15/09		1,555,000	1,575,253
	4.75%, due 12/31/08		2,000,000	2,026,305
				129,012,745

	Total Short-Term Investments
	(Amortized Cost $756,443,682)	(d)	100.2%	756,443,682

	Liabilities in Excess of
	Cash and Other Assets		(0.2)	(1,456,072)

	Net Assets		100.0%	$754,987,610

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Interest rate presented is yield to maturity.
(c)	Floating rate. Rate shown is the rate in effect at July 31, 2008.
(d)	The cost stated also represents the aggregate cost for federal income tax purposes.

	MainStay Conservative Allocation Fund
	Portfolio of Investments		July 31, 2008 unaudited

			Shares	Value

	Affiliated Investment Companies (100.0%)	†
	Equity Funds (40.1%)
	MainStay 130/30 Core Fund Class I		393,657	$3,239,793
	MainStay 130/30 Growth Fund Class I	(a)	43,385	405,218
	MainStay 130/30 International Fund Class I		345,468	2,846,656
	MainStay Common Stock Fund Class I		1,209,053	14,907,628
	MainStay Growth Equity Fund Class I		269,986	3,077,835
	MainStay ICAP Equity Fund Class I		279,733	9,874,579
	MainStay ICAP International Fund Class I		83,286	2,735,103
	MainStay ICAP Select Equity Fund Class I		297,121	9,858,484
	MainStay International Equity Fund Class I		194,670	2,659,194
	MainStay Large Cap Growth Fund Class I	(a)	1,748,554	11,697,824
	MainStay Large Cap Opportunity Fund Class I		133,751	1,098,093
	MainStay MAP Fund Class I		143,675	4,479,788
				66,880,195

	Fixed Income Funds (59.9%)
	MainStay 130/30 High Yield Fund Class I	(b)	768,473	7,438,816
	MainStay Floating Rate Fund Class I	(b)	1,361,898	12,488,605
	MainStay High Yield Corporate Bond Fund Class I		855,514	4,919,206
	MainStay Indexed Bond Fund Class I	(b)	4,927,278	52,623,327
	MainStay Institutional Bond Fund Class I		1,129,340	11,259,515
	MainStay Intermediate Term Bond Fund Class I	(b)	1,164,521	11,272,562
				100,002,031
	Total Affiliated Investment Companies
	(Cost $175,131,711)	(c)	100.0%	166,882,226
	Cash and Other Assets,
	Less Liabilities		0.0 ‡	73,190
	Net Assets		100.0%	$166,955,416

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.
(c)	At July 31, 2008, cost is $175,188,687 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$746,072
	Gross unrealized depreciation		(9,052,533)
	Net unrealized depreciation		$(8,306,461)

	MainStay Floating Rate Fund
	Portfolio of Investments		July 31, 2008 unaudited
			Principal
			Amount	Value
	Long-Term Investments (89.4%)	†
	Corporate Bonds (0.6%)
	Packaging & Containers (0.2%)
	Berry Plastics Holding Corp.
	8.875%, due 9/15/14		$1,500,000	$1,200,000

	Telecommunications (0.4%)
	Qwest Corp.
	6.026%, due 6/15/13	(a)	3,000,000	2,782,500

	Total Corporate Bonds
	(Cost $4,505,002)			3,982,500

			Principal
			Amount	Value
	Floating Rate Loans (84.0%)	(b)
	Aerospace & Defense (3.3%)
	Axletech International Holdings, Inc.
	Tranche B Term Loan
	4.77%, due 10/19/12		1,571,429	1,492,857
	2nd Lien Term Loan
	9.30%, due 4/22/13		1,000,000	980,000
	Hexcel Corp.
	Tranche B Term Loan
	4.911%, due 3/1/12		2,431,412	2,382,784
	Incremental Term Loan
	5.187%, due 4/1/12		1,000,000	997,500
	Oshkosh Truck Corp.
	Term Loan B
	4.414%, due 12/6/13		3,895,264	3,547,125
	Spirit Aerosystems, Inc.
	Term Loan B
	4.538%, due 9/30/13		3,554,254	3,452,069
	Transdigm, Inc.
	Term Loan
	4.801%, due 6/23/13		5,250,000	5,076,750
	Vought Aircraft Industries, Inc.
	Tranche B Letter of Credit
	4.95%, due 12/22/10		560,000	527,100
	Term Loan
	4.97%, due 12/22/11		4,351,765	4,145,056
				22,601,241
	Automobile (4.3%)
	Accuride Corp.
	Term Loan
	6.028%, due 1/31/12		2,142,727	2,040,054
	Allison Transmission, Inc.
	Term Loan B
	5.331%, due 8/7/14		4,962,500	4,436,475
	DaimlerChrysler Financial Services Americas LLC
	Term Loan
	6.78%, due 8/3/12		3,970,000	3,242,168
	Dayco Products LLC
	Tranche B Term Loan
	7.382%, due 6/21/11		2,505,762	1,779,091
	Delphi Corp.
	Delayed Draw Term Loan C
	8.50%, due 12/31/08		369,716	328,493
	DIP Term Loan C
	8.50%, due 12/31/08		3,630,284	3,225,507
	Ford Motor Co.
	Term Loan
	5.46%, due 12/16/13		2,977,330	2,335,343
	Goodyear Tire & Rubber Co. (The)
	2nd Lien Term Loan
	4.54%, due 4/30/14		3,250,000	2,981,875
	Key Safety Systems, Inc.
	1st Lien Term Loan
	5.023%, due 3/8/14		3,698,175	3,041,749
	Tenneco, Inc.
	Tranche B Credit Linked Deposit
	3.961%, due 3/17/14		2,361,559	2,125,403
	Tower Automotive
	Term Loan
	6.893%, due 7/31/13	(c)	1,709,182	1,367,345
	TRW Automotive, Inc.
	Term Loan B1
	4.249%, due 2/9/14		1,821,600	1,751,013
	United Components, Inc.
	Term Loan D
	4.698%, due 6/29/12		603,874	579,719
				29,234,235
	Beverage, Food & Tobacco (4.2%)
	American Seafoods Group LLC
	Term Loan A
	4.301%, due 9/30/11	(c)	2,608,992	2,452,453
	Tranche B1 Term Loan
	4.551%, due 9/28/12	(c)	319,043	295,912
	Tranche B2 Term Loan
	4.551%, due 9/28/12	(c)	1,164,640	1,080,204
	BF Bolthouse HoldCo LLC
	1st Lien Term Loan
	5.063%, due 12/17/12		1,608,750	1,550,433
	2nd Lien Term Loan
	8.301%, due 12/16/13		330,000	311,025
	Constellation Brands, Inc.
	New Term Loan B
	4.143%, due 6/5/13		5,040,000	4,880,136
	Dean Foods Co.
	Tranche B Term Loan
	4.305%, due 4/2/14		2,683,376	2,530,424
	Del Monte Corp.
	Term Loan B
	4.123%, due 2/8/12		2,791,957	2,740,189
	Dole Food Co., Inc.
	Credit Link Deposit
	2.658%, due 4/12/13		275,662	253,652
	Tranche B Term Loan
	4.818%, due 4/12/13		513,869	472,839
	Tranche C Term Loan
	4.861%, due 4/12/13		2,020,948	1,859,587
	Michael Foods, Inc.
	Term Loan B1
	4.867%, due 11/21/10		1,950,094	1,911,092
	OSI Group LLC
	Dutch Term Loan
	4.801%, due 9/2/11		1,069,444	1,050,729
	German Term Loan
	4.801%, due 9/2/11		855,556	840,583
	U.S. Term Loan
	4.801%, due 9/2/11		1,925,000	1,891,312
	Reddy Ice Group, Inc.
	Term Loan
	4.538%, due 8/12/12		5,500,000	4,688,750
				28,809,320
	Broadcasting & Entertainment (7.2%)
	Atlantic Broadband Finance LLC
	Tranche B2 Term Loan
	5.06%, due 9/1/11		3,927,787	3,764,128
	Charter Communications Operating LLC
	Existing Term Loan
	4.90%, due 3/6/14		3,482,500	3,058,795
	Term Loan
	7.81%, due 3/6/14		1,995,000	1,965,432
	CSC Holdings, Inc.
	Incremental Term Loan
	4.206%, due 3/29/13		4,351,631	4,118,636
	DirectTV Holdings, LLC
	Term Loan C
	5.25%, due 4/13/13		3,000,000	2,992,500
	Discovery Communications Holdings LLC
	Term Loan B
	4.801%, due 5/14/14		4,435,000	4,324,125
	Emmis Operating Co.
	Term Loan B
	4.782%, due 11/1/13		282,771	246,894
	Entravision Communications Corp.
	Term Loan
	4.29%, due 3/29/13		4,239,447	3,910,890
	Gray Television, Inc.
	Delayed Draw Term Loan
	4.289%, due 12/31/14		4,320,197	3,666,767
	Insight Midwest Holdings LLC
	Initial Term Loan
	4.47%, due 4/7/14		3,905,631	3,750,015
	LodgeNet Entertainment Corp.
	Term Loan
	4.81%, due 4/4/14		969,694	870,301
	Mediacom Broadband Group (FKA MCC Iowa)
	Tranche A Term Loan
	3.965%, due 3/31/10		1,392,857	1,323,214
	Tranche D1 Term Loan
	4.215%, due 1/31/15		1,900,610	1,733,118
	Tranche E Term Loan
	6.50%, due 1/3/16		2,000,000	1,983,334
	Nexstar Broadcasting, Inc.
	Nexstar Term Loan B
	4.416%, due 10/1/12		1,683,492	1,523,561
	Mission Term Loan B
	4.551%, due 10/1/12		1,778,649	1,609,677
	Univision Communications, Inc.
	Initial Term Loan
	5.028%, due 9/29/14		4,000,000	3,261,252
	UPC Broadband Holding B.V.
	Term Loan N
	4.221%, due 12/31/14		5,000,000	4,680,000
				48,782,639
	Buildings & Real Estate (2.3%)
	Armstrong World Industries, Inc.
	Term Loan
	4.208%, due 10/2/13		1,945,202	1,901,434
❖	CB Richard Ellis Services, Inc.
	Term Loan B
	3.958%, due 12/20/13		6,941,818	6,247,636
	Central Parking Corp.
	Letter of Credit Term Loan
	4.60%, due 5/22/14		568,966	523,448
	Term Loan
	4.928%, due 5/22/14		1,674,433	1,540,478
	General Growth Properties, Inc.
	Tranche A1 Term Loan
	3.62%, due 2/24/10		5,055,921	4,470,279
	LNR Property Corp.
	Initial Tranche B Term Loan
	6.03%, due 7/12/11		1,031,190	819,796
				15,503,071
	Chemicals, Plastics & Rubber (4.8%)
	Celanese U.S. Holdings LLC
	Synthetic Letter of Credit
	2.463%, due 4/2/14		1,745,931	1,638,681
	Dollar Term Loan
	4.283%, due 4/2/14		997,475	936,201
	Gentek, Inc.
	1st Lien Term Loan
	4.787%, due 2/28/11		5,260,956	4,892,689
	Hercules, Inc.
	Term Loan B
	3.963%, due 10/8/10		2,963,570	2,874,663
	Hexion Specialty Chemicals, Inc.
	Term Loan C1
	5.063%, due 5/5/13		3,196,034	2,767,992
	Term Loan C2
	5.063%, due 5/5/13		694,269	601,287
	Huntsman International LLC
	New Term Loan B
	4.233%, due 4/21/14		1,474,476	1,379,426
	INEOS U.S. Finance LLC
	Tranche B2 Term Loan
	4.885%, due 12/16/13		1,902,983	1,579,476
	Tranche A4 Term Loan
	4.887%, due 12/17/12		2,369,610	2,002,321
	Tranche C2 Term Loan
	5.385%, due 12/16/14		1,902,461	1,579,043
	ISP Chemco, Inc.
	Term Loan B
	4.126%, due 6/4/14		4,900,500	4,488,040
	Kraton Polymers LLC
	Term Loan
	4.50%, due 5/13/13		926,452	871,444
	Polymer Group, Inc.
	Term Loan
	5.035%, due 11/22/12		4,046,270	3,722,569
	Texas Petrochemicals L.P.
	Incremental Term Loan B
	5.375%, due 6/27/13		868,920	808,096
	Term Loan B
	5.375%, due 6/27/13		2,574,338	2,394,134
				32,536,062
	Containers, Packaging & Glass (2.3%)
	Berry Plastics Corp.
	Term Loan C
	4.784%, due 4/3/15		1,313,251	1,153,784
	Crown Americas LLC
	Term B Dollar Loan
	4.426%, due 11/15/12		880,000	851,400
	Graham Packaging Holdings Co.
	1st Lien Term Loan
	4.986%, due 10/7/11		3,920,151	3,729,044
❖	Graphic Packaging International, Inc.
	Term Loan B
	4.794%, due 5/16/14		3,829,384	3,591,414
	Term Loan C
	5.55%, due 5/16/14		2,985,000	2,863,269
	Smurfit-Stone Container Enterprises, Inc.
	Deposit Fund Commitment
	2.713%, due 11/1/10		434,977	420,175
	Tranche C1 Term Loan
	4.50%, due 11/1/11		308,047	297,565
	Tranche B Term Loan
	4.637%, due 11/1/11		265,522	256,487
	Tranche C Term Loan
	4.645%, due 11/1/11		574,592	555,039
	Solo Cup Co.
	Term Loan B1
	6.045%, due 2/27/11		1,763,801	1,714,561
				15,432,738
	Diversified Natural Resources, Precious Metals & Minerals (1.2%)
	Appleton Papers, Inc.
	Term Loan B
	4.49%, due 6/5/14		2,376,000	2,178,001
❖	Georgia-Pacific Corp.
	Term Loan B
	4.449%, due 12/20/12		3,598,549	3,394,055
	New Term Loan B
	4.465%, due 12/20/12		2,955,000	2,787,076
				8,359,132
	Diversified/Conglomerate Manufacturing (1.4%)
	Electrical Components International Holdings
	1st Lien Term Loan
	4.88%, due 5/1/13		2,636,672	1,977,504
	Mueller Water Products, Inc.
	Term Loan
	4.51%, due 5/24/14		4,178,516	3,903,432
	Sensata Technologies Finance Co., LLC
	Term Loan
	4.543%, due 4/26/13		4,380,152	3,803,431
				9,684,367
	Diversified/Conglomerate Service (3.5%)
	Affiliated Computer Services, Inc.
	Term Loan B
	4.46%, due 3/20/13		979,899	948,053
	1st Securities Repurchase Increase
	4.461%, due 3/20/13		3,164,560	3,061,712
	Dealer Computer Services, Inc.
	1st Lien Term Loan
	4.801%, due 10/26/12		4,053,496	3,754,551
	2nd Lien Term Loan
	8.301%, due 10/26/13		750,000	691,875
❖	First Data Corp.
	Term Loan B1
	5.243%, due 9/24/14		5,955,000	5,473,639
	Term Loan B2
	5.394%, due 9/24/14		992,500	912,170
	Language Line LLC
	Term Loan B1
	6.06%, due 6/10/11	(c)	1,823,164	1,704,659
	SunGard Data Systems, Inc.
	Term Loan
	4.508%, due 2/28/14		4,785,438	4,502,499
	VeriFone, Inc.
	Term Loan B
	5.42%, due 10/31/13		1,395,000	1,332,225
	Verint Systems, Inc.
	Term Loan B
	5.873%, due 5/25/14		1,876,923	1,698,615
				24,079,998
	Ecological (1.5%)
	Allied Waste Industries, Inc.
	Term Loan B
	4.228%, due 3/28/14		1,319,671	1,291,078
	Big Dumpster Merger Sub, Inc.
	Delayed Draw Term Loan B
	5.051%, due 2/5/13	(c)	350,607	280,486
	Term Loan B
	5.051%, due 2/5/13	(c)	832,693	666,154
	Duratek, Inc.
	Term Loan B
	5.47%, due 6/7/13		941,209	915,326
	EnergySolutions LLC
	Synthetic Letter of Credit
	4.71%, due 6/7/13		125,786	122,327
	Term Loan
	5.47%, due 6/7/13		1,961,771	1,907,822
	IESI Corp.
	Term Loan
	4.40%, due 1/20/12		4,000,000	3,840,000
	Synagro Technologies, Inc.
	Term Loan B
	4.691%, due 3/31/14		990,000	831,600
	2nd Lien Term Loan
	7.44%, due 10/2/14		750,000	502,500
				10,357,293
	Electronics (0.4%)
	Freescale Semiconductor, Inc.
	Term Loan B
	4.221%, due 11/29/13		2,940,038	2,642,359

	Finance (1.8%)
	Brand Energy & Infrastructure Services, Inc.
	New Term Loan
	5.063%, due 2/7/14		2,464,055	2,248,450
	Hertz Corp. (The)
	Letter of Credit
	2.801%, due 12/21/12		153,131	140,637
	Tranche B Term Loan
	4.21%, due 12/21/12		3,158,156	2,900,479
	MSCI, Inc.
	Term Loan
	5.149%, due 11/20/14		1,994,987	1,987,506
	Rental Services Corp.
	1st Lien Term Loan
	4.55%, due 11/30/12		3,160,752	2,971,107
	2nd Lien Term Loan
	6.30%, due 11/30/13		2,387,522	1,933,893
				12,182,072
	Grocery (0.5%)
	Roundy's Supermarkets, Inc.
	Tranche B Term Loan
	5.21%, due 11/3/11		3,664,637	3,504,309

	Healthcare, Education & Childcare (10.2%)
	Accellent, Inc.
	Term Loan
	5.138%, due 11/22/12		691,454	622,309
	Advanced Medical Optics, Inc.
	Term Loan B
	4.519%, due 4/2/14		1,975,000	1,804,656
	AGA Medical Corp.
	Tranche B Term Loan
	4.71%, due 4/28/13		4,580,523	4,305,692
	Alliance Imaging, Inc.
	Tranche C1 Term Loan
	5.301%, due 12/29/11		4,406,174	4,273,989
	AMR HoldCo, Inc.
	Term Loan
	4.693%, due 2/10/12		3,185,922	3,090,345
	Bausch and Lomb, Inc.
	Delayed Draw Term Loan
	4.13%, due 4/24/15	(d)	600,000	583,333
	Term Loan
	6.051%, due 4/24/15		3,980,000	3,869,444
	Biomet, Inc.
	Term Loan B
	5.801%, due 3/25/15		4,962,500	4,865,319
	Community Health Systems, Inc.
	New Term Loan B
	4.854%, due 7/25/14		5,883,711	5,566,644
	DaVita, Inc.
	Tranche B1 Term Loan
	4.097%, due 10/5/12		1,130,815	1,086,592
	Gentiva Health Services, Inc.
	Term Loan B
	4.378%, due 3/31/13		2,505,405	2,364,476
	HCA, Inc.
	Term Loan B
	5.051%, due 11/18/13		4,944,899	4,646,143
	Health Management Associates, Inc.
	Term Loan B
	4.551%, due 2/28/14		3,986,984	3,677,993
	HealthSouth Corp.
	Term Loan B
	5.29%, due 3/10/13		1,492,162	1,405,298
	LifePoint Hospitals, Inc.
	Term Loan B
	4.274%, due 4/15/12		2,288,385	2,205,431
	Mylan Laboratories, Inc.
	Term Loan B
	5.934%, due 10/2/14		1,990,000	1,967,612
	Quintiles Transnational Corp.
	Term Loan B
	4.81%, due 3/31/13		1,466,250	1,391,105
	2nd Lien Term Loan C
	6.90%, due 3/31/14		500,000	472,500
	Royalty Pharma Finance Trust
	Term Loan B
	5.051%, due 4/16/13		1,994,949	1,986,222
	Rural/Metro Operating Co., LLC
	LC Facility Deposits
	2.20%, due 3/4/11		411,765	385,000
	Term Loan B1
	6.27%, due 3/4/11		917,647	858,000
	Select Medical Corp.
	Term Loan B
	4.683%, due 2/24/12		3,309,263	3,072,651
	Sun Healthcare Group, Inc.
	Synthetic Letter of Credit
	2.701%, due 4/19/14		413,793	385,862
	Term Loan B
	4.726%, due 4/19/14		1,823,098	1,700,039
	Delayed Draw Term Loan B
	4.912%, due 4/19/14		255,669	238,412
	Sunrise Medical Holdings, Inc.
	Term Loan B1
	6.839%, due 5/13/10	(c)	1,995,805	1,337,189
	U.S. Oncology, Inc.
	Term Loan B
	5.549%, due 8/20/11		3,423,757	3,286,807
	Vanguard Health Holding Co. LLC
	Replacement Term Loan
	5.051%, due 9/23/11		4,258,929	4,084,581
	Warner Chilcott Corp.
	Tranche B Term Loan
	4.702%, due 1/18/12		2,741,061	2,639,414
	Tranche C Term Loan
	4.801%, due 1/18/12		917,921	883,882
				69,056,940
	Home & Office Furnishings, Housewares & Durable Consumer Products (1.9%)
	Jarden Corp.
	Term Loan B1
	4.551%, due 1/24/12		3,621,597	3,430,710
	Term Loan B2
	4.551%, due 1/24/12		381,075	360,989
	Additional Term Loan
	5.301%, due 1/24/12		990,001	958,003
	National Bedding Co. LLC
	1st Lien Term Loan
	4.59%, due 2/28/13		2,910,675	2,275,179
	2nd Lien Term Loan
	7.483%, due 2/28/14		1,000,000	700,000
	Sealy Mattress Co.
	Term Loan E
	4.303%, due 8/25/12		1,500,689	1,380,634
	Simmons Bedding Co.
	Tranche D Term Loan
	5.516%, due 12/19/11		3,738,185	3,481,184
				12,586,699
	Hotels, Motels, Inns & Gaming (1.2%)
	Penn National Gaming, Inc.
	Term Loan B
	4.47%, due 10/3/12		3,815,158	3,653,014
	Venetian Casino Resort, LLC/Las Vegas Sands, Inc.
	Delayed Draw Term Loan
	4.56%, due 5/23/14		1,097,908	946,335
	Term Loan B
	4.56%, due 5/23/14		3,850,644	3,319,040
				7,918,389
	Insurance (0.1%)
	HUB International Holdings, Inc.
	Delayed Draw Term Loan
	4.537%, due 6/13/14	(d)	139,319	127,564
	Initial Term Loan
	5.301%, due 6/13/14		797,647	730,346
				857,910
	Leisure, Amusement, Motion Pictures & Entertainment (6.0%)
	Affinity Group, Inc.
	Term Loan
	5.296%, due 6/24/09	(c)	2,482,568	2,308,789
	AMC Entertainment, Inc.
	Term Loan
	4.21%, due 1/26/13		2,397,704	2,249,720
	Bombardier Recreational Products, Inc.
	Term Loan
	5.29%, due 6/28/13		4,556,962	4,146,835
	Cedar Fair, L.P.
	U.S. Term Loan
	4.463%, due 8/30/12		4,900,000	4,600,556
	Cinemark USA, Inc.
	Term Loan
	4.533%, due 10/5/13		3,949,749	3,712,764
	Easton-Bell Sports, Inc.
	Tranche B Term Loan
	4.39%, due 3/16/12		5,867,450	5,295,373
	Metro-Goldwyn-Mayer Studios, Inc.
	Tranche B Term Loan
	6.051%, due 4/8/12		4,754,717	3,649,245
	Regal Cinemas Corp.
	Term Loan
	4.301%, due 10/27/13		3,287,442	3,091,109
	Six Flags Theme Parks, Inc.
	Tranche B Term Loan
	4.881%, due 4/30/15		5,494,500	4,671,699
	Town Sports International, Inc.
	Term Loan
	4.25%, due 2/27/14		1,481,250	1,244,250
	Universal City Development Partners, Ltd.
	Term Loan
	4.438%, due 6/9/11		1,729,792	1,712,494
	WMG Acquisition Corp.
	Term Loan
	4.618%, due 2/28/11		4,783,964	4,453,072
				41,135,906
	Machinery (1.6%)
	Flowserve Corp.
	Term Loan B
	4.313%, due 8/10/12		5,304,528	5,132,130
	Gleason Corp.
	1st Lien Term Loan
	4.516%, due 6/30/13	(c)	1,414,578	1,329,704
	RBS Global, Inc.
	Term Loan B
	5.286%, due 7/19/13		4,672,131	4,397,643
				10,859,477
	Mining, Steel, Iron & Non-Precious Metals (1.7%)
	Aleris International, Inc.
	New Term Loan B
	4.50%, due 12/19/13		3,935,567	3,378,027
	Novelis, Inc.
	New Canadian Term Loan
	4.81%, due 7/6/14		1,392,187	1,316,777
	New U.S. Term Loan
	4.81%, due 7/6/14		3,062,813	2,896,909
	Tube City IMS Corp.
	Synthetic Letter of Credit
	2.701%, due 1/25/14		106,171	97,146
	Term Loan
	5.051%, due 1/25/14		864,962	791,441
	Walter Industries, Inc.
	Term Loan
	5.667%, due 10/3/12		3,140,808	3,038,732
				11,519,032
	Oil & Gas (0.9%)
	Dresser, Inc.
	Term Loan
	4.966%, due 5/4/14		1,611,158	1,542,683
	Energy Transfer Co., L.P.
	Term Loan B
	4.508%, due 11/1/12		5,000,000	4,854,165
				6,396,848
	Personal & Nondurable Consumer Products (1.6%)
	Hillman Companies, Inc.
	Term Loan B
	5.688%, due 3/31/11		1,887,850	1,755,700
	JohnsonDiversey, Inc.
	New Term Loan B
	4.784%, due 12/16/11		3,794,481	3,652,188
	Mega Bloks, Inc.
	Term Loan B
	8.25%, due 7/26/12		3,168,342	2,724,774
	Visant Corp.
	Term Loan C
	5.171%, due 12/21/11		2,836,724	2,762,260
				10,894,922
	Personal Transportation (0.3%)
	United Airlines, Inc.
	Term Loan B
	4.574%, due 2/1/14		2,827,522	2,045,712

	Personal, Food & Miscellaneous Services (0.7%)
	Aramark Corp.
	Synthetic Letter of Credit
	2.44%, due 1/27/14		407,560	386,979
	Term Loan
	4.676%, due 1/27/14		4,640,176	4,405,847
				4,792,826
	Printing & Publishing (4.7%)
	Cenveo Corp.
	Delayed Draw Term Loan
	4.551%, due 6/21/13		107,932	101,186
	Term Loan C
	4.551%, due 6/21/13		2,960,755	2,775,708
	Dex Media East LLC
	Replacement Term Loan
	4.682%, due 10/24/14		2,123,000	1,910,700
	Hanley Wood LLC
	New Term Loan B
	4.709%, due 3/8/14		2,241,284	1,745,400
	Idearc, Inc.
	Term Loan B
	4.786%, due 11/17/14		2,922,827	2,165,326
	MediaNews Group, Inc.
	Term Loan C
	5.75%, due 8/2/13		2,450,000	1,996,750
	Merrill Communications LLC
	Term Loan
	4.941%, due 12/24/12		5,376,250	4,475,728
	New Publishing Acquisition, Inc.
	Tranche B Term Loan
	5.02%, due 8/5/12		4,073,463	2,973,628
❖	Nielsen Finance LLC
	Dollar Term Loan
	4.734%, due 8/9/13		6,396,162	5,940,436
	Penton Media, Inc.
	Term Loan B
	5.042%, due 2/1/13		5,431,250	4,290,687
	R.H. Donnelley, Inc.
	Tranche D1 Term Loan
	6.75%, due 6/30/11		768,487	730,447
	Tranche D2 Term Loan
	6.75%, due 6/30/11		3,147,674	2,987,668
				32,093,664
	Retail Store (2.8%)
	Eye Care Centers of America, Inc.
	Term Loan B
	5.242%, due 3/1/12	(c)	3,279,221	3,115,260
	Michaels Stores, Inc.
	New Term Loan B
	4.75%, due 10/31/13		2,715,452	2,180,283
	Neiman Marcus Group, Inc. (The)
	Term Loan B
	4.422%, due 4/6/13		3,665,541	3,416,079
	Pantry, Inc. (The)
	Delayed Draw Term Loan B
	4.22%, due 5/15/14		665,000	595,175
	Term Loan B
	4.22%, due 5/15/14		2,310,000	2,067,450
	Petco Animal Supplies, Inc.
	Term Loan B
	4.982%, due 10/25/13		3,932,569	3,580,604
	Yankee Candle Co., Inc. (The)
	Term Loan B
	4.804%, due 2/6/14		4,616,346	4,147,016
				19,101,867
	Telecommunications (2.5%)
❖	Alltel Communications, Inc.
	Term Loan B3
	5.208%, due 5/15/15		5,967,450	5,933,513
	Centennial Cellular Operating Co. LLC
	Term Loan
	4.739%, due 2/9/11		769,123	752,779
	MetroPCS Wireless, Inc.
	Term Loan B
	4.989%, due 11/4/13		4,912,500	4,662,577
	PanAmSat Corp.
	Term Loan B2-A
	5.288%, due 1/3/14		1,965,395	1,852,794
	Term Loan B2-B
	5.288%, due 1/3/14		1,964,803	1,852,235
	Term Loan B2-C
	5.288%, due 1/3/14		1,964,803	1,852,235
				16,906,133
	Textiles & Leather (0.8%)
	Springs Windows Fashions LLC
	Term Loan B
	5.563%, due 12/31/12	(c)	2,771,728	1,912,492
	St. Johns Knits International, Inc.
	Term Loan B
	5.461%, due 3/23/12	(c)	3,631,023	3,376,852
				5,289,344
	Utilities (8.3%)
	AES Corp.
	Term Loan
	6.05%, due 8/10/11		2,000,000	1,960,000
	Boston Generating LLC
	Revolving Credit Commitment
	2.676%, due 12/20/13		53,907	50,124
	Synthetic Letter of Credit
	2.676%, due 12/20/13		192,525	179,014
	1st Lien Term Loan
	5.051%, due 12/20/13		857,158	797,004
	Calpine Corp.
	1st Priority Term Loan
	5.685%, due 3/29/14		2,000,000	1,876,072
	Coleto Creek Power, L.P.
	Synthetic Letter of Credit
	2.701%, due 6/28/13		218,642	197,506
	Term Loan
	5.551%, due 6/28/13		3,102,252	2,802,366
	Covanta Energy Corp.
	Funded Letter of Credit
	2.583%, due 2/10/14		1,480,657	1,404,774
	Term Loan B
	4.244%, due 2/10/14		2,969,990	2,817,778
	Dynegy Holdings, Inc.
	Synthetic Letter of Credit
	3.963%, due 4/2/13		4,249,535	3,940,381
	InfrastruX Group, Inc.
	Delayed Draw Term Loan
	6.963%, due 11/5/12		3,070,577	2,686,755
	KGen LLC
	Synthetic Letter of Credit
	2.653%, due 2/8/14		1,687,500	1,594,687
	1st Lien Term Loan
	4.563%, due 2/8/14		2,770,313	2,617,945
	Mackinaw Power Holdings LLC
	Term Loan B
	4.373%, due 6/22/15		4,000,000	3,620,000
	Mirant North America LLC
	Term Loan
	4.213%, due 1/3/13		4,347,049	4,198,524
	NRG Energy, Inc.
	Synthetic Letter of Credit
	4.301%, due 2/1/13		2,727,308	2,592,222
	Term Loan B
	4.301%, due 2/1/13		1,797,582	1,708,546
	Pike Electric, Inc.
	Term Loan B
	4.00%, due 7/2/12		895,344	865,126
	Term Loan C
	4.00%, due 12/10/12		339,771	328,304
❖	TPF Generation Holdings LLC
	Synthetic Revolver
	2.701%, due 12/15/11		245,588	235,611
	Synthetic Letter of Credit
	2.801%, due 12/15/13		783,427	751,600
	Term Loan B
	4.801%, due 12/15/13		3,866,531	3,709,453
	2nd Lien Term Loan C
	7.051%, due 12/15/14		1,600,000	1,429,333
	TPF II LC LLC
	Term Loan B
	5.551%, due 10/15/14		1,972,842	1,834,743
❖	TXU Corp.
	Term Loan B2
	6.236%, due 10/10/14		3,970,000	3,730,383
	Term Loan B3
	6.262%, due 10/10/14		2,977,500	2,787,220
❖	USPF Holdings LLC
	Term Loan
	4.209%, due 4/11/14		4,882,013	4,467,042
	Synthetic Letter of Credit
	4.551%, due 4/11/14		1,300,000	1,189,500
				56,372,013
	Total Floating Rate Loans
	(Cost $622,752,880)			571,536,518

			Principal
			Amount	Value
	Foreign Floating Rate Loans (4.8%)	(b)
	Chemicals, Plastics & Rubber (2.1%)
	Brenntag Holding GmbH and Co.
	Acquisition Term Loan
	5.071%, due 1/20/14		1,904,727	1,728,540
	Term Loan B2
	5.071%, due 1/20/14		3,777,091	3,427,710
❖	Invista B.V.
	Tranche B1 Term Loan
	4.301%, due 4/29/11		4,036,000	3,814,020
	Tranche B2 Term Loan
	4.301%, due 4/29/11		2,001,672	1,891,580
	Lucite International US Finco, Ltd.
	Delayed Draw Term Loan B2
	5.15%, due 7/8/13		1,156,260	939,461
	Term Loan B1
	5.15%, due 7/8/13		3,265,420	2,653,154
				14,454,465
	Finance (0.6%)
	Ashtead Group PLC
	Term Loan
	4.50%, due 8/31/11		4,149,000	3,920,805

	Printing & Publishing (0.8%)
	Yell Group PLC
	Term Loan B1
	4.463%, due 10/27/12		6,000,000	5,215,002

	Retail Store (0.6%)
	Dollarama Group, L.P.
	Replacement Term Loan B
	4.799%, due 11/18/11		4,846,012	4,470,446

	Telecommunications (0.7%)
	Intelsat Subsidiary Holding Co.
	Tranche B Term Loan
	5.288%, due 7/3/13		1,839,376	1,758,444
	Telesat Canada
	U.S. Delayed Draw Term Loan
	4.344%, due 10/31/14	(d)	160,402	152,557
	U.S. Term Loan B
	5.771%, due 10/31/14		2,749,961	2,615,471
				4,526,472
	Total Foreign Floating Rate Loans
	(Cost $35,929,831)			32,587,190

	Total Long-Term Investments
	(Cost $663,187,713)			608,106,208

			Shares	Value
	Common Stock (0.0%)	‡
	Specialty Retail (0.0%)	‡
	Nellson Nutraceutical, Inc.	(e)	379	257,720

	Total Common Stock
	(Cost $531,732)			257,720

			Principal
			Amount	Value
	Short-Term Investments (9.7%)

	Commercial Paper (2.8%)
	Illinois Tool Works, Inc.
	2.15%, due 8/12/08	(f)	$4,000,000	3,997,372
	Minnesota Mining & Manufacturing Co.
	2.00%, due 8/28/08	(f)	5,000,000	4,992,500
	2.02%, due 8/18/08		2,000,000	1,998,092
	New Jersey Natural Gas
	2.10%, due 8/7/08	(f)	3,000,000	2,998,950
	Praxair, Inc.
	2.05%, due 8/4/08	(f)	5,000,000	4,999,146
	Total Commercial Paper
	(Cost $18,986,060)			18,986,060

			Principal
			Amount	Value

	Repurchase Agreement (2.9%)
	Wachovia Capital Markets LLC
	2.18%, dated 7/31/08
	due 8/1/08
	Proceeds at Maturity $20,046,214
	(Collateralized by various
	U.S. Government Agencies securities,
	with rates between 4.12%-6.63%
	and maturity dates between 5/6/13-11/15/30,
	with a Principal Amount of $19,951,000
	and a Market Value of $20,446,556)		20,045,000	20,045,000
	Total Repurchase Agreement
	(Cost $20,045,000)			20,045,000

			Principal
			Amount	Value
	U.S. Government & Federal Agencies (4.0%)
	Inter-American Development Bank
	2.08%, due 8/7/08		5,000,000	4,998,267
	International Bank for Reconstruction and Development
	2.20%, due 8/12/08		2,000,000	1,998,656
	Federal Farm Credit Bank
	2.24%, due 8/25/08	(f)	5,000,000	4,992,532
	Federal Home Loan Bank (Discount Note)
	2.23%, due 8/21/08	(f)	5,000,000	4,993,805
	United States Treasury Bills
	1.50%, due 9/4/08	(f)	5,000,000	4,992,917
	1.785%, due 8/7/08	(f)	5,000,000	4,998,513
	Total U.S. Government & Federal Agencies
	(Cost $26,974,690)			26,974,690

	Total Short-Term Investments
	(Cost $66,005,750)			66,005,750

	Total Investments
	(Cost $729,725,195)	(g)	99.2%	674,369,678

	Cash and Other Assets,
	Less Liabilities		0.8	5,671,277

	Net Assets		100.0%	$680,040,955

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
(a)	Floating rate. Rate shown is the rate in effect at July 31, 2008.
(b)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at July 31, 2008. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(c)	Illiquid security. The total market value of these securities at July 31, 2008 is $21,227,499, which represents 3.1% of the Fund's net assets.
(d)	This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.
(e)	Fair valued security. The total market value of this security at July 31, 2008 is $257,720, which reflects less than one-tenth of a percent of the Fund's net assets.
(f)	Interest rate presented is yield to maturity.
(g)	The cost stated also represents the aggregate cost for federal tax purposes. Net unrealized depreciation is as follows:
	Gross unrealized appreciation	$401,309
	Gross unrealized depreciation	(55,756,826)
	Net unrealized depreciation	$(55,355,517)

	MainStay Growth Allocation Fund
	Portfolio of Investments		July 31, 2008 unaudited

			Shares	Value

	Affiliated Investment Companies (100.1%)	†
	Equity Funds (100.1%)
	MainStay 130/30 Core Fund Class I	(a)	777,033	$6,394,984
	MainStay 130/30 Growth Fund Class I	(b)	68,228	637,250
	MainStay 130/30 International Fund Class I	(a)	1,599,030	13,176,007
	MainStay Capital Appreciation Fund Class I	(a) (b)	41,925	1,271,589
	MainStay Common Stock Fund Class I	(a)	3,404,973	41,983,320
	MainStay Growth Equity Fund Class I	(a)	1,012,566	11,543,250
	MainStay ICAP Equity Fund Class I		489,920	17,294,188
	MainStay ICAP International Fund Class I		404,518	13,284,374
	MainStay ICAP Select Equity Fund Class I		519,507	17,237,230
	MainStay International Equity Fund Class I		965,569	13,189,672
	MainStay Large Cap Growth Fund Class I	(b)	5,135,628	34,357,355
	MainStay Large Cap Opportunity Fund Class I	(a)	829,410	6,809,456
	MainStay MAP Fund Class I		585,009	18,240,589
	MainStay S&P 500 Index Fund Class I		183,296	5,409,056

	Total Affiliated Investment Companies
	(Cost $221,179,394)	(c)	100.1%	200,828,320
	Liabilities in Excess of
	Cash and Other Assets		(0.1)	(164,320)
	Net Assets		100.0%	$200,664,000

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.
(b)	Non-income producing Underlying Fund.
(c)	At July 31, 2008, cost is $221,180,795 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$3,044,234
	Gross unrealized depreciation		(23,396,709)
	Net unrealized depreciation		$(20,352,475)

	MainStay Growth Equity Fund
	Portfolio of Investments		July 31, 2008 unaudited

			Shares	Value
	Common Stocks (97.2%)	†
	Aerospace & Defense (3.7%)
	Precision Castparts Corp.		10,612	$991,479
	Rockwell Collins, Inc.		21,537	1,070,174
❖	United Technologies Corp.		29,622	1,895,216
				3,956,869
	Air Freight & Logistics (0.7%)
	C.H. Robinson Worldwide, Inc.		16,027	772,501

	Beverages (1.0%)
	PepsiCo, Inc.		15,831	1,053,711

	Biotechnology (5.1%)
	Celgene Corp.	(a)	14,252	1,075,883
	Genzyme Corp.	(a)	19,399	1,486,933
❖	Gilead Sciences, Inc.	(a)	35,242	1,902,363
	United Therapeutics Corp.	(a)	8,229	933,086
				5,398,265
	Capital Markets (3.4%)
	BlackRock, Inc.		3,085	668,550
	Charles Schwab Corp. (The)		55,123	1,261,765
	Goldman Sachs Group, Inc. (The)		3,954	727,694
	T. Rowe Price Group, Inc.	(b)	15,854	948,862
				3,606,871
	Chemicals (2.6%)
	E.I. du Pont de Nemours & Co.		17,703	775,568
❖	Monsanto Co.		16,776	1,998,189
				2,773,757
	Commercial Services & Supplies (1.1%)
	Covanta Holding Corp.	(a) (b)	40,600	1,142,484

	Communications Equipment (7.2%)
	Cisco Systems, Inc.	(a)	81,165	1,784,818
	Corning, Inc.		57,156	1,143,692
	F5 Networks, Inc.	(a)	27,397	798,623
❖	QUALCOMM, Inc.		54,953	3,041,099
	Research In Motion, Ltd.	(a)	7,251	890,568
				7,658,800
	Computers & Peripherals (6.9%)
	Apple, Inc.	(a) (b)	10,823	1,720,316
	Dell, Inc.	(a)	59,168	1,453,758
	EMC Corp.	(a)	27,476	412,415
	Hewlett-Packard Co.		25,190	1,128,512
❖	International Business Machines Corp.		20,431	2,614,759
				7,329,760
	Consumer Finance (1.0%)
	American Express Co.		27,303	1,013,487

	Diversified Consumer Services (0.7%)
	Apollo Group, Inc. Class A	(a)	12,390	771,773

	Diversified Financial Services (0.8%)
	IntercontinentalExchange, Inc.	(a)	8,417	840,017

	Electric Utilities (0.7%)
	FirstEnergy Corp.		10,683	785,735

	Electrical Equipment (1.9%)
	Emerson Electric Co.		24,084	1,172,891
	SunPower Corp. Class A	(a) (b)	10,972	864,264
				2,037,155
	Electronic Equipment & Instruments (0.7%)
	Dolby Laboratories, Inc. Class A	(a)	19,430	790,607

	Energy Equipment & Services (8.8%)
	FMC Technologies, Inc.	(a)	16,586	1,024,683
	Key Energy Services, Inc.	(a)	50,193	806,100
❖	Schlumberger, Ltd.		31,978	3,248,965
	Smith International, Inc.		15,992	1,189,485
	Transocean, Inc.	(a)	12,123	1,649,092
	Weatherford International, Ltd.	(a)	39,613	1,494,599
				9,412,924

	Food & Staples Retailing (4.7%)
	Costco Wholesale Corp.		16,713	1,047,571
	CVS Caremark Corp.		31,348	1,144,202
❖	Wal-Mart Stores, Inc.		48,391	2,836,680
				5,028,453

	Health Care Equipment & Supplies (3.0%)
	Becton, Dickinson & Co.		8,521	723,518
	DENTSPLY International, Inc.		22,424	902,566
	St. Jude Medical, Inc.	(a)	33,877	1,577,991
				3,204,075
	Health Care Providers & Services (2.3%)
	Aetna, Inc.		13,484	552,979
	Medco Health Solutions, Inc.	(a)	37,127	1,840,757
				2,393,736

	Hotels, Restaurants & Leisure (1.8%)
	McDonald's Corp.		17,224	1,029,823
	Panera Bread Co. Class A	(a) (b)	18,585	931,109
				1,960,932

	Household Products (0.8%)
	Procter & Gamble Co. (The)		13,668	894,981

	Insurance (0.4%)
	W.R. Berkley Corp.		17,747	419,184

	Internet & Catalog Retail (2.3%)
	Amazon.com, Inc.	(a)	16,580	1,265,717
	Netflix, Inc.	(a) (b)	15,591	481,606
	Priceline.com, Inc.	(a) (b)	6,286	722,576
				2,469,899

	Internet Software & Services (2.7%)
	Equinix, Inc.	(a) (b)	12,475	1,014,966
❖	Google, Inc. Class A	(a)	3,926	1,859,943
				2,874,909

	IT Services (4.9%)
	Accenture, Ltd. Class A		33,522	1,399,879
	Cognizant Technology Solutions Corp. Class A	(a)	43,759	1,228,315
	Infosys Technologies, Ltd., Sponsored ADR	(c)	16,883	665,021
	Mastercard, Inc. Class A	(b)	4,875	1,190,231
	Visa, Inc. Class A	(a)	9,842	719,057
				5,202,503
	Life Sciences Tools & Services (3.0%)
	Charles River Laboratories International, Inc.	(a)	18,657	1,239,944
	Pharmaceutical Product Development, Inc.		17,265	658,487
	Thermo Fisher Scientific, Inc.	(a)	21,988	1,330,714
				3,229,145

	Machinery (3.1%)
	Danaher Corp.		16,594	1,321,712
	Deere & Co.		14,799	1,038,298
	SPX Corp.		7,368	934,115
				3,294,125
	Marine (0.6%)
	Kirby Corp.	(a)	13,747	656,007

	Media (0.7%)
	Liberty Media Corp. Entertainment Class A	(a)	30,708	756,031

	Metals & Mining (0.7%)
	Newmont Mining Corp.		15,228	730,335

	Multiline Retail (1.1%)
	Dollar Tree, Inc.	(a)	30,217	1,133,138

	Oil, Gas & Consumable Fuels (2.7%)
	Sandridge Energy, Inc.	(a)	20,523	1,003,369
	Williams Cos., Inc.		30,423	975,057
	XTO Energy, Inc.		17,775	839,513
				2,817,939

	Personal Products (1.3%)
	Avon Products, Inc.		32,414	1,374,354

	Pharmaceuticals (3.1%)
	Elan Corp. PLC, Sponsored ADR	(a) (c)	21,068	422,413
❖	Johnson & Johnson		30,120	2,062,316
	Wyeth		19,197	777,862
				3,262,591

	Road & Rail (1.2%)
	CSX Corp.		18,371	1,241,512

	Semiconductors & Semiconductor Equipment (3.7%)
	Applied Materials, Inc.		59,010	1,022,053
	Intel Corp.		28,218	626,157
	Marvell Technology Group, Ltd.	(a)	48,717	720,524
	MEMC Electronic Materials, Inc.	(a)	16,929	782,289
	Silicon Laboratories, Inc.	(a)	22,943	750,466
				3,901,489

	Software (5.3%)
	Adobe Systems, Inc.	(a)	25,641	1,060,255
	Autodesk, Inc.	(a) (b)	27,737	884,533
	Check Point Software Technologies, Ltd.	(a)	13,173	300,740
❖	Microsoft Corp.		101,098	2,600,241
	Oracle Corp.	(a)	36,385	783,369
				5,629,138

	Textiles, Apparel & Luxury Goods (0.3%)
	Coach, Inc.	(a) (b)	14,080	359,181

	Tobacco (1.2%)
	Philip Morris International, Inc.		25,706	1,327,715

	Total Common Stocks
	(Cost $103,581,401)			103,506,088

			Shares	Value
	Exchange Traded Fund (1.0%)	(d)
	iShares Russell 1000 Growth Index Fund		19,684	1,062,542
	Total Exchange Traded Fund
	(Cost $1,091,931)			1,062,542

			Principal
			Amount	Value
	Short-Term Investment (8.9%)
	Investment Company (8.9%)
	State Street Navigator Securities Lending Prime Portfolio	(e)	$9,427,734	9,427,734

	Total Short-Term Investment
	(Cost $9,427,734)			9,427,734

	Total Investments
	(Cost $114,101,066)	(f)	107.1%	113,996,364

	Liabilities in Excess of
	Cash and Other Assets		(7.1)	(7,555,881)

	Net Assets		100.0%	$106,440,483

†	Percentages indicated are based on Fund net assets.
❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $9,189,329; cash collateral of $9,427,734 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	ADR - American Depositary Receipt.
(d)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(e)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	At July 31, 2008, cost is $114,254,585 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$5,918,353
	Gross unrealized depreciation		(6,176,574)
	Net unrealized depreciation		$(258,221)

MainStay Income Manager Fund
Portfolio of Investments		†††	July 31, 2008 unaudited
			Principal
			Amount	Value
Long-Term Bonds (40.2%)	†
Asset-Backed Securities (4.0%)
Airlines (0.0%)	‡
Continental Airlines, Inc.
Series 1992-2, Class A1
7.256%, due 3/15/20			$29,354	$26,125

Automobile (0.3%)
Drive Auto Receivables Trust
Series 2005-3, Class A4
5.09%, due 6/17/13	(a) (b)		500,000	492,240
Harley-Davidson Motorcycle Trust
Series 2007-3, Class B
6.04%, due 8/15/14			500,000	488,985
				981,225

Credit Cards (0.2%)
Chase Issuance Trust
Series 2005, Class A-10
4.65%, due 12/17/12			750,000	754,872

Home Equity (3.5%)
Ameriquest Mortgage Securities, Inc.
Series 2003-8, Class AF5
4.64%, due 10/25/33			499,530	456,720
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2002-2, Class 1A5
5.833%, due 4/25/32			326,333	290,174
CIT Group Home Equity Loan Trust
Series 2003-1, Class A4
3.93%, due 3/20/32			92,695	81,516
Citicorp Residential Mortgage Securities, Inc.
Series 2006-2, Class A2
5.557%, due 9/25/36	(b)		540,000	537,212
Series 2006-1, Class A3
5.706%, due 7/25/36	(b)		500,000	486,702
Citifinancial Mortgage Securities, Inc.
Series 2003-3, Class AF5
4.553%, due 8/25/33	(b)		555,474	495,847
Citigroup Mortgage Loan Trust, Inc.
Series 2006-WF2, Class A2C
5.852%, due 5/25/36			500,000	466,215
Countrywide Asset-Backed Certificates
Series 2006-S8, Class A3
5.555%, due 4/25/36	(c)		499,455	175,272
Series 2003-5, Class AF5
5.739%, due 2/25/34	(b)		612,813	534,639
Series 2006-S5, Class A3
5.762%, due 6/25/35			500,000	191,299
Series 2007-S1, Class A3
5.81%, due 11/25/36			489,783	195,606
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB2, Class A2C
5.623%, due 2/25/37			500,000	268,806
Series 2007-CB4, Class A2B
5.723%, due 4/25/37	(b)		200,000	180,255
Equity One ABS, Inc.
Series 2003-4, Class AF6
4.833%, due 10/25/34	(b)		500,000	452,653
Series 2003-3, Class AF4
4.995%, due 12/25/33			496,169	447,678
GMAC Mortgage Corp. Loan Trust
Series 2006-HE2, Class A3
6.32%, due 5/25/36			500,000	259,083
GSAA Home Equity Trust
Series 2006-6, Class AF2
5.687%, due 3/25/36	(c)		500,000	496,571
Series 2007-2, Class AF2
5.76%, due 3/25/37	(c)		500,000	402,157
JPMorgan Mortgage Acquisition Corp.
Series 2007-CH1, Class AF3
5.532%, due 11/25/36			500,000	453,104
Series 2007-CH2, Class AF3
5.552%, due 1/25/37			500,000	447,310
Series 2006-WF1, Class A6
6.00%, due 7/25/36			500,000	356,004
Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, due 4/20/28	(a) (d)		121,001	109,233
Morgan Stanley Mortgage Loan Trust
Series 2006-17XS, Class A3A
5.651%, due 10/25/46			500,000	383,149
Series 2007-3XS, Class 2A2
5.704%, due 1/25/47			500,000	426,098
Option One Mortgage Loan Trust
Series 2007-FXD1, Class 3A3
5.611%, due 1/25/37			570,000	363,564
Residential Asset Mortgage Products, Inc.
Series 2003-RZ5, Class A7
4.97%, due 9/25/33	(b)		447,091	399,384
Series 2003-RS7, Class AI6
5.34%, due 8/25/33			436,711	403,470
Residential Asset Securities Corp.
Series 2002-KS2, Class AI6
6.228%, due 4/25/32	(b)		356,314	346,924
Residential Funding Mortgage Securities II, Inc.
Series 2007-HSA3, Class 1A3
6.03%, due 5/25/37	(b)		750,000	325,053
Saxon Asset Securities Trust
Series 2003-1, Class AF5
4.955%, due 6/25/33	(b)		96,707	89,629
Terwin Mortgage Trust
Series 2005-14HE, Class AF2
4.849%, due 8/25/36	(b)		416,411	405,765
				10,927,092

Total Asset-Backed Securities
(Cost $15,729,029)				12,689,314

			Principal
			Amount	Value
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (5.6%)
Banc of America Commercial Mortgage, Inc.
Series 2006-6, Class A2
5.309%, due 10/10/45			500,000	491,662
Series 2006-4, Class A3A
5.60%, due 7/10/46	(c)		250,000	243,309
Series 2006-4, Class A4
5.634%, due 7/10/46			500,000	472,860
Series 2006-2, Class AAB
5.722%, due 5/10/45	(c)		500,000	490,808
Series 2006-2, Class A4
5.74%, due 5/10/45	(c)		730,000	694,060
Banc of America Funding Corp.
Series 2006-7, Class T2A3
5.695%, due 10/25/36			500,000	277,662
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-8, Class A4
5.098%, due 8/25/35	(a) (c)		500,000	456,892
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class AAB
5.693%, due 9/11/38	(c)		250,000	244,483
Series 2007-PW17, Class A3
5.736%, due 6/11/50			500,000	465,930
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class AM
5.225%, due 7/15/44	(c)		1,000,000	920,733
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class AAB
5.291%, due 12/10/46			500,000	475,561
Series 2006-C8, Class A4
5.306%, due 12/10/46			500,000	460,795
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A4
5.223%, due 8/15/48			500,000	457,529
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C3, Class A5
4.878%, due 1/15/42			510,000	476,762
Series 2006-LDP8, Class A4
5.399%, due 5/15/45			500,000	464,805
Series 2006-CB16, Class A3B
5.579%, due 5/12/45	(c)		500,000	476,140
Series 2006-CB15, Class A4
5.814%, due 6/12/43	(c)		500,000	478,905
Series 2007-CB20, Class A3
5.819%, due 2/12/51			500,000	468,298
Series 2007-LD12, Class A3
5.99%, due 2/15/51	(c)		500,000	473,618
JPMorgan Mortgage Trust
Series 2006-A4, Class 1A1
5.815%, due 6/25/36	(c)		936,546	798,052
LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class A3
5.347%, due 11/15/38			500,000	462,685
Series 2007-C6, Class AAB
5.855%, due 7/15/40			500,000	480,535
Series 2006-C4, Class AAB
5.858%, due 6/15/32	(c)		300,000	295,230
Series 2007-C6, Class A3
5.933%, due 7/15/40			500,000	470,636
Merrill Lynch Mortgage Trust
Series 2005-LC1, Class A4
5.291%, due 1/12/44	(c)		500,000	473,663
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class A2
5.92%, due 8/12/49	(c)		500,000	483,330
Morgan Stanley Capital I
Series 2006-IQ12, Class A4
5.332%, due 12/15/43	(c)		500,000	461,473
Series 2007-IQ14, Class AAB
5.654%, due 4/15/49	(c)		500,000	473,702
Series 2006-HQ9, Class AM
5.773%, due 7/12/44	(c)		500,000	453,712
Structured Adjustable Rate Mortgage Loan Trust
Series 2006-8, Class 4A3
5.73%, due 9/25/36	(c)		500,000	316,418
Series 2005-22, Class 5A2
6.002%, due 12/25/35	(c)		689,144	425,650
Series 2006-5, Class 1A1
6.064%, due 6/25/36	(c)		658,883	449,730
TBW Mortgage-Backed Pass-Through Certificates
Series 2006-6, Class A2B
5.66%, due 1/25/37			500,000	463,274
Wachovia Bank Commercial Mortgage Trust
Series 2005-C18, Class A4
4.935%, due 4/15/42			1,000,000	934,672
Series 2006-C29, Class AM
5.339%, due 11/15/48			500,000	438,946
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR3, Class A2
5.732%, due 4/25/37	(c)		1,000,000	661,999
Total Commercial Mortgage Loans
(Cost $19,876,879)				17,534,519

			Principal
			Amount	Value
Corporate Bonds (16.1%)
Advertising (0.1%)
Lamar Media Corp.
6.625%, due 8/15/15			300,000	270,000
R.H. Donnelley Corp.
8.875%, due 1/15/16			250,000	120,625
				390,625

Aerospace & Defense (0.4%)
BE Aerospace, Inc.
8.50%, due 7/1/18			200,000	206,500
DRS Technologies, Inc.
6.875%, due 11/1/13			200,000	201,000
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Co.
9.75%, due 4/1/17	(e)		400,000	395,000
Lockheed Martin Corp.
7.65%, due 5/1/16			100,000	111,735
Northrop Grumman Corp.
7.125%, due 2/15/11			100,000	105,514
Raytheon Co.
6.40%, due 12/15/18			50,000	52,011
TransDigm, Inc.
7.75%, due 7/15/14			200,000	195,000
				1,266,760

Auto Manufacturers (0.1%)
Ford Motor Credit Co.
7.45%, due 7/16/31			35,000	18,200
General Motors Corp.
8.375%, due 7/15/33	(e)		350,000	172,375
				190,575

Auto Parts & Equipment (0.1%)
TRW Automotive, Inc.
7.00%, due 3/15/14	(a)		300,000	264,750

Banks (0.4%)
Deutsche Bank Financial, Inc.
7.50%, due 4/25/09			100,000	101,817
KeyBank N.A.
5.80%, due 7/1/14			175,000	133,674
Mercantile-Safe Deposit & Trust Co.
5.70%, due 11/15/11			100,000	101,552
Popular North America, Inc.
5.65%, due 4/15/09			375,000	371,015
SunTrust Banks, Inc.
5.45%, due 12/1/17			50,000	42,516
Wells Fargo & Co.
4.375%, due 1/31/13			250,000	237,843
Wells Fargo Bank N.A.
6.45%, due 2/1/11			250,000	260,737
				1,249,154

Beverages (0.1%)
Anheuser-Busch Cos., Inc.
5.75%, due 4/1/10			100,000	101,566
Coca-Cola Co. (The)
5.35%, due 11/15/17			275,000	276,374
Coca-Cola Enterprises, Inc.
7.00%, due 5/15/98			100,000	100,559
				478,499

Building Materials (0.1%)
Masco Corp.
5.75%, due 10/15/08			200,000	200,367

Chemicals (0.4%)
Dow Chemical Co. (The)
8.55%, due 10/15/09			100,000	103,915
Innophos, Inc.
8.875%, due 8/15/14			325,000	325,000
MacDermid, Inc.
9.50%, due 4/15/17	(a)		150,000	137,250
Mosaic Global Holdings, Inc.
7.625%, due 12/1/16	(a)		250,000	262,500
Rockwood Specialties Group, Inc.
7.50%, due 11/15/14			400,000	393,000
				1,221,665

Commercial Services (0.5%)
ARAMARK Corp.
8.50%, due 2/1/15			250,000	249,062
Corrections Corp. of America
7.50%, due 5/1/11			200,000	202,000
Iron Mountain, Inc.
8.75%, due 7/15/18			150,000	152,250
Mac-Gray Corp.
7.625%, due 8/15/15			400,000	383,000
McKesson Corp.
5.25%, due 3/1/13			125,000	123,399
Service Corp. International
7.00%, due 6/15/17			350,000	324,625
Viant Holdings, Inc.
10.125%, due 7/15/17	(a)		85,000	71,825
				1,506,161

Computers (0.2%)
Activant Solutions, Inc.
9.50%, due 5/1/16			250,000	190,000
SunGard Data Systems, Inc.
9.125%, due 8/15/13			400,000	409,000
				599,000

Diversified Financial Services (1.3%)
American General Finance Corp.
6.90%, due 12/15/17			500,000	401,089
Ameriprise Financial, Inc.
5.35%, due 11/15/10			50,000	49,635
Capital One Bank
5.125%, due 2/15/14			100,000	92,813
Caterpillar Financial Services Corp.
4.30%, due 6/1/10			50,000	50,410
Citigroup, Inc.
5.875%, due 2/22/33			250,000	199,547
Ford Motor Credit Co.
9.875%, due 8/10/11			200,000	163,087
General Electric Capital Corp.
5.625%, due 5/1/18			500,000	486,259
General Motors Acceptance Corp.
6.875%, due 9/15/11			300,000	198,091
Geo Group, Inc. (The)
8.25%, due 7/15/13			102,000	103,530
Global Cash Acceptance/Global Cash Finance Corp.
8.75%, due 3/15/12			300,000	292,500
Goldman Sachs Group, Inc. (The)
5.35%, due 1/15/16			150,000	140,761
5.70%, due 9/1/12			75,000	75,602
JPMorgan Chase & Co.
5.15%, due 10/1/15			100,000	92,802
5.75%, due 1/2/13			250,000	251,004
Lehman Brothers Holdings, Inc.
5.75%, due 7/18/11			125,000	119,850
7.00%, due 9/27/27			125,000	110,479
MBNA Corp.
6.125%, due 3/1/13			100,000	100,809
Merrill Lynch & Co., Inc.
6.875%, due 4/25/18			150,000	140,415
Morgan Stanley
Series E
5.45%, due 1/9/17			350,000	303,465
6.75%, due 10/15/13			125,000	124,257
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
9.25%, due 4/1/15			350,000	300,125
Pricoa Global Funding I
4.625%, due 6/25/12	(a)		200,000	193,441
				3,989,971

Diversified Manufacturing Operations (0.1%)
Actuant Corp.
6.875%, due 6/15/17			200,000	194,500

Electric (3.1%)
AES Corp. (The)
8.75%, due 5/15/13	(a)		125,000	129,687
American Electric Power Co., Inc.
Series C
5.375%, due 3/15/10			100,000	101,046
Arizona Public Service Co.
5.50%, due 9/1/35			325,000	243,954
CMS Energy Corp.
8.50%, due 4/15/11			500,000	527,769
Commonwealth Edison Co.
5.95%, due 8/15/16			150,000	148,763
6.15%, due 9/15/17			250,000	249,446
Consolidated Edison Co. of New York, Inc.
3.85%, due 6/15/13			1,000,000	948,670
Consumers Energy Co.
Series B
5.375%, due 4/15/13			100,000	98,980
Dominion Resources, Inc.
Series D
5.125%, due 12/15/09			1,250,000	1,265,241
Series B
6.25%, due 6/30/12			60,000	61,721
DTE Energy Co.
Series A
6.65%, due 4/15/09			100,000	101,349
Duke Energy Corp.
6.25%, due 1/15/12			125,000	130,796
Edison Mission Energy
7.00%, due 5/15/17			600,000	567,000
Energy Future Holdings Corp.
10.875%, due 11/1/17	(a)		200,000	206,000
Entergy Mississippi, Inc.
5.15%, due 2/1/13			250,000	246,363
FirstEnergy Corp.
Series B
6.45%, due 11/15/11		125,000	127,667
IES Utilities, Inc.
Series B
6.75%, due 3/15/11		100,000	103,798
Ipalco Enterprises, Inc.
7.25%, due 4/1/16	(a)	100,000	100,250
Mirant North America LLC
7.375%, due 12/31/13		400,000	400,000
Nevada Power Co.
6.50%, due 4/15/12		900,000	927,418
Niagara Mohawk Power Corp.
7.75%, due 10/1/08		100,000	100,549
Northern States Power Co.
6.875%, due 8/1/09		100,000	102,672
NRG Energy, Inc.
7.375%, due 2/1/16		600,000	582,000
Pacific Gas & Electric Co.
5.625%, due 11/30/17		575,000	569,368
5.80%, due 3/1/37		300,000	273,014
Pepco Holdings, Inc.
6.45%, due 8/15/12		400,000	406,732
7.45%, due 8/15/32		50,000	51,094
PSE&G Power LLC
7.75%, due 4/15/11		100,000	105,237
Reliant Energy, Inc.
7.625%, due 6/15/14		400,000	386,000
San Diego Gas & Electric Co.
5.35%, due 5/15/35		50,000	44,322
Southern California Edison Co.
6.65%, due 4/1/29		100,000	101,612
Texas Competitive Electric Holdings Co. LLC
10.25%, due 11/1/15	(a)	200,000	200,000
Union Electric Co.
5.40%, due 2/1/16		50,000	46,692
			9,655,210

Engineering & Construction (0.1%)
Esco Corp.
8.625%, due 12/15/13	(a)	250,000	249,375

Entertainment (0.4%)
Pokagon Gaming Authority
10.375%, due 6/15/14	(a)	373,000	384,190
Shingle Springs Tribal Gaming Authority
9.375%, due 6/15/15	(a)	400,000	324,000
Tunica-Biloxi Gaming Authority
9.00%, due 11/15/15	(a)	250,000	235,625
Vail Resorts, Inc.
6.75%, due 2/15/14		300,000	281,250
Warner Music Group
7.375%, due 4/15/14		100,000	79,000
WMG Holdings Corp.
(zero coupon), due 12/15/14
9.50%, beginning 12/15/09		100,000	59,500
			1,363,565

Environmental Control (0.2%)
Allied Waste North America
6.875%, due 6/1/17		350,000	336,000
7.875%, due 4/15/13		150,000	152,625
Republic Services, Inc.
6.75%, due 8/15/11		25,000	25,495
Waste Services, Inc.
9.50%, due 4/15/14		150,000	150,750
			664,870

Food (0.3%)
Del Monte Corp.
6.75%, due 2/15/15		300,000	280,500
Kellogg Co.
Series B
7.45%, due 4/1/31		100,000	111,683
Kroger Co. (The)
4.95%, due 1/15/15		100,000	94,947
Safeway, Inc.
6.35%, due 8/15/17		200,000	203,705
6.50%, due 3/1/11		100,000	103,464
Stater Brothers Holdings
8.125%, due 6/15/12		85,000	84,575
			878,874

Forest Products & Paper (0.4%)
Buckeye Technologies, Inc.
8.50%, due 10/1/13		400,000	399,000
Georgia-Pacific Corp.
7.00%, due 1/15/15	(a)	395,000	367,350
NewPage Corp.
10.00%, due 5/1/12		200,000	191,500
Rock-Tenn Co.
9.25%, due 3/15/16	(a)	250,000	257,500
Weyerhaeuser Co.
6.75%, due 3/15/12		100,000	102,957
			1,318,307

Gas (0.0%)	‡
Atmos Energy Corp.
4.00%, due 10/15/09		50,000	49,458

Hand & Machine Tools (0.1%)
Baldor Electric Co.
8.625%, due 2/15/17		400,000	401,000

Health Care-Products (0.0%)	‡
Bausch & Lomb, Inc.
9.875%, due 11/1/15	(a)	155,000	158,875

Health Care-Services (0.3%)
Aetna, Inc.
7.875%, due 3/1/11		50,000	52,819
DaVita, Inc.
7.25%, due 3/15/15		400,000	393,500
HCA, Inc.
9.25%, due 11/15/16		500,000	515,000
Quest Diagnostics, Inc.
5.125%, due 11/1/10		25,000	25,019
			986,338

Home Builders (0.1%)
Centex Corp.
4.875%, due 8/15/08		100,000	99,875
Meritage Homes Corp.
6.25%, due 3/15/15		300,000	232,500
Pulte Homes, Inc.
7.875%, due 8/1/11		100,000	96,500
			428,875

Home Furnishings (0.1%)
ALH Finance LLC/ALH Finance Corp.
8.50%, due 1/15/13		200,000	183,500

Household Products & Wares (0.2%)
American Greetings Corp.
7.375%, due 6/1/16		150,000	143,250
JohnsonDiversey, Inc.
Series B
9.625%, due 5/15/12		400,000	407,000
			550,250

Insurance (0.3%)
Allstate Corp. (The)
7.20%, due 12/1/09		100,000	103,695
American International Group, Inc.
4.70%, due 10/1/10		100,000	97,759
Berkshire Hathaway Finance Corp.
4.625%, due 10/15/13		100,000	98,879
CIGNA Corp.
7.00%, due 1/15/11		100,000	102,663
Everest Reinsurance Holdings, Inc.
8.75%, due 3/15/10		500,000	519,545
Nationwide Financial Services, Inc.
5.10%, due 10/1/15		25,000	24,178
Principal Life Income Funding Trust
5.20%, due 11/15/10		25,000	24,801
			971,520

Iron & Steel (0.1%)
Steel Dynamics, Inc.
7.375%, due 11/1/12		400,000	396,000

Leisure Time (0.2%)
Leslie's Poolmart, Inc.
7.75%, due 2/1/13		400,000	358,000
Travelport LLC
9.875%, due 9/1/14		400,000	336,000
			694,000

Lodging (0.2%)
MGM Mirage, Inc.
5.875%, due 2/27/14		400,000	316,000
Wynn Las Vegas LLC
6.625%, due 12/1/14		400,000	362,000
			678,000

Machinery - Construction & Mining (0.1%)
Caterpillar, Inc.
7.25%, due 9/15/09		100,000	103,603
Terex Corp.
8.00%, due 11/15/17		155,000	151,512
			255,115

Media (1.0%)
Allbritton Communications Co.
7.75%, due 12/15/12		300,000	276,000
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.
10.25%, due 9/15/10		200,000	190,500
Charter Communications Operating LLC
8.00%, due 4/30/12	(a)	200,000	190,500
Comcast Cable Communications Holdings, Inc.
8.375%, due 3/15/13		150,000	165,590
Comcast Corp.
6.50%, due 1/15/15		100,000	101,405
CSC Holdings, Inc.
7.625%, due 7/15/18		200,000	184,000
Dex Media, Inc.
8.00%, due 11/15/13		250,000	152,500
Mediacom Broadband LLC
8.50%, due 10/15/15		300,000	267,750
News America Holdings, Inc.
9.25%, due 2/1/13		100,000	114,403
Rainbow National Services LLC
10.375%, due 9/1/14	(a)	130,000	137,637
Salem Communciations Corp.
7.75%, due 12/15/10		300,000	257,250
Time Warner Cable, Inc.
5.85%, due 5/1/17		540,000	514,705
9.25%, due 2/15/14		400,000	406,000
Univision Communications, Inc.
9.75%, due 3/15/15	(a) (f)	400,000	305,000
			3,263,240

Mining (0.3%)
Century Aluminum Co.
7.50%, due 8/15/14		400,000	393,000
Freeport-McMoRan Copper & Gold, Inc.
8.375%, due 4/1/17		500,000	523,750
			916,750

Miscellaneous - Manufacturing (0.4%)
General Electric Co.
5.25%, due 12/6/17		250,000	242,203
Parker Hannifin Corp.
7.30%, due 5/15/11		500,000	557,043
SPX Corp.
7.625%, due 12/15/14	(a)	300,000	306,750
Textron, Inc.
5.60%, due 12/1/17		175,000	173,565
			1,279,561

Oil & Gas (1.0%)
Chesapeake Energy Corp.
6.625%, due 1/15/16		500,000	480,000
Comstock Resources, Inc.
6.875%, due 3/1/12		400,000	389,000
Connacher Oil & Gas
10.25%, due 12/15/15	(a)	200,000	209,500
Denbury Resources, Inc.
7.50%, due 12/15/15		400,000	397,000
Devon Financing Corp. LLC
6.875%, due 9/30/11		125,000	132,060
Enterprise Products Operating, L.P.
4.95%, due 6/1/10		100,000	99,597
Motiva Enterprises LLC
5.20%, due 9/15/12	(a)	200,000	202,441
Newfield Exploration Co.
7.125%, due 5/15/18		340,000	321,300
Pemex Project Funding Master Trust
5.75%, due 3/1/18	(a)	443,000	431,260
Range Resources Corp.
7.25%, due 5/1/18		100,000	97,500
Southwestern Energy Co.
7.50%, due 2/1/18	(a)	400,000	410,000
			3,169,658

Oil & Gas Services (0.1%)
Complete Production Services, Inc.
8.00%, due 12/15/16		200,000	198,500

Packaging & Containers (0.2%)
Berry Plastics Holding Corp.
8.875%, due 9/15/14		400,000	320,000
Graham Packaging Co., Inc.
8.50%, due 10/15/12		250,000	232,500
			552,500

Pharmaceuticals (0.3%)
Abbott Laboratories
6.15%, due 11/30/37		250,000	248,293
Bristol-Myers Squibb Co.
5.875%, due 11/15/36		400,000	370,706
Eli Lilly & Co.
4.50%, due 3/15/18		100,000	93,815
Schering-Plough Corp.
5.55%, due 12/1/13		100,000	100,572
			813,386

Pipelines (0.6%)
Copano Energy LLC/Copano Energy Finance Corp.
7.75%, due 6/1/18	(a)	250,000	236,875
Dynegy Holdings, Inc.
7.75%, due 6/1/19		200,000	184,000
El Paso Corp.
7.00%, due 6/15/17		400,000	400,448
Kinder Morgan Finance Co. ULC
5.70%, due 1/5/16		370,000	340,862
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
Series B
6.875%, due 11/1/14		150,000	139,875
8.75%, due 4/15/18	(a)	140,000	139,300
Williams Cos., Inc.
7.625%, due 7/15/19		400,000	420,000
			1,861,360

Real Estate (0.2%)
AMB Property, L.P.
5.45%, due 12/1/10		500,000	505,597
ERP Operating, L.P.
7.125%, due 10/15/17		100,000	97,542
			603,139

Real Estate Investment Trusts (0.5%)
AvalonBay Communities, Inc.
6.125%, due 11/1/12		250,000	248,628
Camden Property Trust
4.375%, due 1/15/10		65,000	63,465
Host Marriott, L.P.
7.125%, due 11/1/13		400,000	368,000
Liberty Property, L.P.
8.50%, due 8/1/10		125,000	130,989
ProLogis
5.625%, due 11/15/16		100,000	92,137
Regency Centers, L.P.
6.75%, due 1/15/12		200,000	200,558
Weingarten Realty Investors
7.00%, due 7/15/11		500,000	493,615
			1,597,392

Retail (0.4%)
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp.
6.75%, due 5/1/14		300,000	253,500
J.C. Penney Co., Inc.
8.00%, due 3/1/10		250,000	257,512
Macy's Retail Holdings, Inc.
5.95%, due 11/1/08		100,000	99,970
6.30%, due 4/1/09		250,000	249,325
Neiman Marcus Group, Inc. (The)
9.00%, due 10/15/15	(f)	400,000	392,000
			1,252,307

Semiconductors (0.1%)
Amkor Technology, Inc.
9.25%, due 6/1/16		400,000	379,000

Telecommunications (0.7%)
American Tower Corp.
7.00%, due 10/15/17	(a)	300,000	299,250
BellSouth Corp.
6.00%, due 10/15/11		250,000	258,221
Cincinnati Bell, Inc.
8.375%, due 1/15/14		300,000	285,750
Embarq Corp.
7.995%, due 6/1/36		50,000	45,094
GCI, Inc.
7.25%, due 2/15/14		250,000	217,500
MetroPCS Wireless, Inc.
9.25%, due 11/1/14		400,000	388,000
New Cingular Wireless Services, Inc.
7.875%, due 3/1/11		100,000	106,548
Qwest Capital Funding
6.875%, due 7/15/28		300,000	223,500
Qwest Communications International, Inc.
Series B
7.50%, due 2/15/14		200,000	184,500
Sprint Capital Corp.
8.75%, due 3/15/32		80,000	71,400
			2,079,763

Textiles (0.1%)
Simmons Co.
7.875%, due 1/15/14		250,000	205,000

Transportation (0.2%)
Burlington Northern Santa Fe Corp.
6.15%, due 5/1/37		150,000	138,449
7.125%, due 12/15/10		100,000	104,766
Norfolk Southern Corp.
6.75%, due 2/15/11		100,000	104,667
7.05%, due 5/1/37		25,000	26,086
Union Pacific Corp.
5.75%, due 11/15/17		250,000	242,811
6.65%, due 1/15/11		100,000	103,047
			719,826

Trucking & Leasing (0.0%)	‡
TTX Co.
5.00%, due 4/1/12	(a)	100,000	104,118

Total Corporate Bonds
(Cost $53,299,194)			50,430,659

		Principal
		Amount	Value
Foreign Bonds (1.9%)
Foreign Government (1.9%)
Dominican Republic
9.04%, due 1/23/18	(a)	15,302	15,263
Federal Republic of Brazil
7.875%, due 3/7/15		455,000	514,150
8.75%, due 2/4/25		252,000	315,000
Republic of Argentina
8.28%, due 12/31/33		339,847	263,382
Republic of Colombia
7.375%, due 1/27/17		130,000	142,350
7.375%, due 9/18/37		107,000	116,898
8.25%, due 12/22/14		133,000	151,953
Republic of Costa Rica
6.548%, due 3/20/14	(a)	162,000	165,645
Republic of Ecuador
9.375%, due 12/15/15	(a)	114,000	113,430
10.00%, due 8/15/30	(a)	21,000	19,320
	12.00%, due 11/15/12	(a)	91,392	91,164
	Republic of Indonesia
	6.625%, due 2/17/37	(a)	105,000	91,350
	6.875%, due 3/9/17	(a)	110,000	108,900
	7.25%, due 4/20/15	(a)	231,000	236,486
	Republic of Panama
	7.25%, due 3/15/15		109,000	117,448
	8.875%, due 9/30/27		196,000	245,490
	Republic of Peru
	8.375%, due 5/3/16		154,000	180,950
	9.875%, due 2/6/15		70,000	86,625
	Republic of Philippines
	8.875%, due 3/17/15		340,000	390,150
	9.875%, due 1/15/19		175,000	219,412
	Republic of Poland
	5.00%, due 10/19/15		40,000	39,813
	Republic of Serbia
	3.75%, due 11/1/24	(a)	67,000	62,310
	Republic of South Africa
	6.50%, due 6/2/14		132,000	136,290
	Republic of Turkey
	7.25%, due 3/15/15		250,000	258,750
	7.375%, due 2/5/25		120,000	119,550
	Republic of Uruguay
	7.875%, due 1/15/33	(f)	50,250	51,129
	8.00%, due 11/18/22		166,000	175,960
	Republic of Venezuela
	8.50%, due 10/8/14		370,000	340,400
	Russian Federation
	7.50%, due 3/31/30	(a)	453,100	509,171
	State of Israel
	5.50%, due 11/9/16		169,000	169,195
	Ukraine Government
	6.58%, due 11/21/16	(a)	208,000	180,960
	6.75%, due 11/14/17	(a)	100,000	88,800
	United Mexican States
	Series A
	5.875%, due 1/15/14		263,000	271,548

	Total Foreign Bonds
	(Cost $6,049,575)			5,989,242

			Principal
			Amount	Value
	U.S. Government & Federal Agencies (10.3%)
	Federal Home Loan Bank (0.7%)
	4.625%, due 10/10/12		2,000,000	2,052,268

	Federal Home Loan Mortgage Corporation (0.6%)
	4.50%, due 7/15/13		2,000,000	2,041,430

❖	Federal Home Loan Mortgage Corporation
	(Mortgage Pass-Through Securities) (3.3%)
	4.50%, due 8/1/33		330,762	305,294
	4.50%, due 8/1/35		408,757	375,622
	5.00%, due 3/1/37		372,532	353,793
	5.00%, due 6/1/37		2,810,788	2,669,399
	5.50%, due 2/1/18		310,868	314,067
	5.50%, due 2/1/21		283,870	284,841
	5.50%, due 10/1/21		339,522	340,683
	5.50%, due 4/1/37		1,081,515	1,058,353
	5.50%, due 8/1/37		879,567	860,729
	5.50%, due 11/1/37		934,222	914,214
	5.50%, due 1/1/38		562,555	550,507
	6.00%, due 8/1/21		342,502	349,722
	6.00%, due 8/1/37		1,299,357	1,307,438
	6.50%, due 11/1/16		61,955	64,274
	6.50%, due 2/1/27		896	931
	6.50%, due 5/1/29		68,468	71,000
	6.50%, due 6/1/29		110,896	114,997
	6.50%, due 7/1/29		149,221	154,740
	6.50%, due 8/1/29		46,886	48,619
	6.50%, due 9/1/29		6,666	6,912
	6.50%, due 10/1/29		626	649
	6.50%, due 6/1/32		50,961	52,750
	6.50%, due 1/1/37		38,416	39,513
	7.00%, due 3/1/26		491	519
	7.00%, due 9/1/26		17,860	18,879
	7.00%, due 10/1/26		112	117
	7.00%, due 7/1/30		5,788	6,102
	7.00%, due 7/1/32		80,607	84,968
	7.50%, due 1/1/16		11,153	11,665
	7.50%, due 5/1/32		59,379	63,845
	8.00%, due 11/1/12		8,604	8,982
				10,434,124
❖	Federal National Mortgage Association
	(Mortgage Pass-Through Securities) (1.7%)
	4.00%, due 12/1/20		451,942	421,506
	4.50%, due 7/1/20		52,749	51,024
	4.50%, due 12/1/20		609,141	589,225
	4.50%, due 3/1/21		67,830	65,612
	5.00%, due 8/1/22		789,673	776,411
	5.00%, due 5/1/37		1,100,498	1,045,939
	5.50%, due 12/1/37		1,000,000	979,621
	6.00%, due 4/1/19		8,546	8,732
	6.00%, due 11/1/35		63,211	63,663
	6.00%, due 1/1/36		344,835	347,302
	6.00%, due 8/1/36		90,925	91,476
	6.00%, due 9/1/36		86,567	87,092
	6.00%, due 10/1/36		386,113	388,454
	6.00%, due 4/1/37		256,164	257,717
	7.00%, due 10/1/37		18,238	19,100
	7.00%, due 11/1/37		69,655	72,945
	7.50%, due 8/1/11		1,944	1,992
	7.50%, due 10/1/11		1,820	1,895
	7.50%, due 10/1/15		65,986	68,785
	8.00%, due 7/1/09		608	624
	8.00%, due 4/1/10		4,808	4,998
	8.00%, due 8/1/11		818	856
	8.00%, due 10/1/11		8,200	8,580
	8.00%, due 11/1/11		1,649	1,726
				5,355,275
❖	Government National Mortgage Association
	(Mortgage Pass-Through Securities) (1.5%)
	5.00%, due 12/15/37		95,597	92,471
	5.00%, due 5/15/38		898,956	869,552
	5.50%, due 9/15/35		129,676	128,933
	5.50%, due 7/15/36		464,233	461,283
	6.00%, due 1/15/33		164,516	167,185
	6.00%, due 11/15/33		159,738	162,168
	6.00%, due 11/15/36		414,272	419,661
	6.00%, due 11/15/37		595,540	603,108
	6.50%, due 4/15/29		296	306
	6.50%, due 5/15/29		508	527
	6.50%, due 8/15/29		70	73
	6.50%, due 7/15/31		172,694	178,936
	6.50%, due 10/15/31		16,235	16,817
	6.50%, due 8/15/36		512,106	528,529
	6.50%, due 7/15/37		590,739	609,507
	7.00%, due 7/15/11		388	404
	7.00%, due 10/15/11		26,209	27,226
	7.00%, due 9/15/23		5,609	6,003
	7.00%, due 7/15/25		5,689	6,090
	7.00%, due 12/15/25		15,796	16,909
	7.00%, due 5/15/26		10,737	11,489
	7.00%, due 11/15/27		18,969	20,290
	7.00%, due 12/15/27		109,019	116,609
	7.00%, due 6/15/28		5,276	5,639
	7.50%, due 3/15/26		10,858	11,677
	7.50%, due 6/15/26		602	647
	7.50%, due 10/15/30		47,478	50,974
	8.00%, due 8/15/26		2,223	2,430
	8.00%, due 9/15/26		753	823
	8.00%, due 10/15/26		23,005	25,148
	8.50%, due 11/15/26		26,072	28,642
				4,570,056
	United States Treasury Bonds (0.5%)
	4.75%, due 2/15/37		585,000	597,249
	5.00%, due 5/15/37		790,000	839,313
				1,436,562
❖	United States Treasury Notes (2.0%)
	2.875%, due 6/30/10	(e)	209,000	210,519
	3.375%, due 6/30/13	(e)	1,200,000	1,205,813
	3.875%, due 5/15/18	(e)	4,530,000	4,491,069
	4.25%, due 8/15/14		275,000	287,762
	4.50%, due 5/15/10		65,000	67,366
				6,262,529

	Total U.S. Government & Federal Agencies
	(Cost $32,274,832)			32,152,244

			Principal
			Amount	Value
	Yankee Bonds (2.3%)	(g)
	Banks (0.3%)
	China Development Bank
	5.00%, due 10/15/15		87,000	84,532
	ICICI Bank, Ltd.
	5.75%, due 1/12/12	(a)	155,000	147,701
	Korea Development Bank
	5.75%, due 9/10/13		169,000	169,633
	Nordea Bank Sweden AB
	5.25%, due 11/30/12	(a)	200,000	199,809
	VTB Capital S.A.
	6.609%, due 10/31/12	(a)	277,000	267,998
				869,673

	Beverages (0.2%)
	Diageo Capital PLC
	5.125%, due 1/30/12		250,000	251,943
	Molson Coors Capital Finance ULC
	4.85%, due 9/22/10		300,000	300,886
				552,829

	Biotechnology (0.1%)
	FMC Finance III S.A.
	6.875%, due 7/15/17		400,000	384,000

	Chemicals (0.1%)
	Ineos Group Holdings PLC
	8.50%, due 2/15/16	(a)	400,000	268,000

	Diversified Financial Services (0.2%)
	CIT Group Co. of Canada
	5.20%, due 6/1/15		125,000	88,045
	Majapahit Holding B.V.
	7.75%, due 10/17/16	(a)	100,000	93,000
	Petroplus Finance, Ltd.
	6.75%, due 5/1/14	(a)	400,000	350,000
	UFJ Finance Aruba AEC
	6.75%, due 7/15/13		100,000	103,727
				634,772

	Entertainment (0.1%)
	Great Canadian Gaming Corp.
	7.25%, due 2/15/15	(a)	400,000	382,000

	Iron & Steel (0.1%)
	Russel Metals, Inc.
	6.375%, due 3/1/14		200,000	187,500

	Media (0.0%)	‡
	Videotron, Ltd.
	9.125%, due 4/15/18	(a)	160,000	166,800

	Mining (0.1%)
	Corporacion Nacional del Cobre-Codelco, Inc.
	4.75%, due 10/15/14	(a)	120,000	115,436
	6.15%, due 10/24/36	(a)	174,000	163,045
				278,481

	Oil & Gas (0.3%)
	EnCana Corp.
	6.30%, due 11/1/11		100,000	102,265
	Gaz Capital for Gazprom
	6.51%, due 3/7/22	(a)	137,000	120,766
	OPTI Canada, Inc.
	8.25%, due 12/15/14		400,000	403,000
	Petroliam Nasional Berhad
	7.75%, due 8/15/15	(a)	104,000	119,899
	Petronas Capital, Ltd.
	7.875%, due 5/22/22	(a)	200,000	239,417
				985,347

	Pipelines (0.1%)
	TransCanada Pipelines, Ltd.
	4.00%, due 6/15/13		250,000	235,370
	5.85%, due 3/15/36		100,000	86,498
				321,868

	Real Estate (0.2%)
	Westfield Capital Corp., Ltd./WT Finance Aust Pty, Ltd./WEA Finance LLC
	4.375%, due 11/15/10	(a)	500,000	486,100

	Telecommunications (0.4%)
	Deutsche Telekom International Finance B.V.
	8.50%, due 6/15/10		250,000	263,962
	Telecom Italia Capital S.A.
	6.375%, due 11/15/33		100,000	85,267
	Telefonica Europe B.V.
	7.75%, due 9/15/10		100,000	105,253
	Vodafone Group PLC
	7.75%, due 2/15/10		750,000	784,005
				1,238,487

	Transportation (0.1%)
	Canadian National Railway Co.
	6.375%, due 11/15/37		335,000	330,542
	7.625%, due 5/15/23		50,000	55,203
				385,745

	Total Yankee Bonds
	(Cost $7,473,316)			7,141,602

	Total Long-Term Bonds
	(Cost $114,825,946)			125,937,580

			Shares	Value
	Common Stocks (54.0%)
	Advertising (0.0%)	‡
	Publicis Groupe		2,080	67,719

	Aerospace & Defense (1.0%)
	BAE Systems PLC		7,359	65,445
	Boeing Co. (The)		17,259	1,054,697
	Finmeccanica S.p.A.		532	15,707
	Lockheed Martin Corp.		3,353	349,818
	MTU Aero Engines Holding A.G.		997	30,948
	Raytheon Co.		7,891	449,235
	Rockwell Collins, Inc.		8,890	441,744
	United Technologies Corp.		11,126	711,841
				3,119,435

	Agriculture (3.0%)
	Altria Group, Inc.		81,875	1,666,156
	Armstrong World Industries, Inc.		8,748	294,895
	AWB, Ltd.		10,907	28,870
	British American Tobacco PLC		7,313	263,825
❖	Philip Morris International, Inc.		93,786	4,844,048
	Reynolds American, Inc.		39,438	2,201,824
				9,299,618

	Air Freight & Logistics (0.1%)
	C.H. Robinson Worldwide, Inc.		6,181	297,924

	Apparel (0.2%)
	Onward Holdings Co., Ltd.		2,000	21,812
	VF Corp.	(e)	8,488	607,571
				629,383

	Auto Components (0.0%)	‡
	Denso Corp.		900	23,343

	Auto Manufacturers (0.2%)
	Fiat S.p.A.		2,065	24,443
	Honda Motor Co., Ltd.		400	12,789
	Nissan Motor Co., Ltd.		22,200	170,705
	Scania AB Class B		9,400	147,424
	Toyota Motor Corp.		6,100	262,115
				617,476

	Auto Parts & Equipment (0.0%)	‡
	Autoliv, Inc.	(h)	2,800	110,779

	Automobiles (0.0%)	‡
	Daimler A.G.		352	20,424

	Banks (3.7%)
	Allied Irish Banks PLC		6,040	74,079
	Alpha Bank AE		1,271	37,473
	Banco Bilbao Vizcaya Argentaria S.A.		4,721	86,364
❖	Bank of America Corp.		136,174	4,480,125
	Bank of New York Mellon Corp. (The)		42,681	1,515,175
	BNP Paribas S.A.		3,087	306,515
	Chuo Mitsui Trust Holdings, Inc.		25,000	154,202
	Commonwealth Bank of Australia		1,069	39,399
	Credit Agricole S.A.		6,459	138,398
	Dah Sing Financial Group Holdings, Ltd.		2,000	15,637
	DBS Group Holdings, Ltd.		3,000	41,901
	Dexia		9,486	129,370
	Fortis N.V.		368	5,200
	HSBC Holdings PLC		18,070	298,971
	Industrial and Commercial Bank of China Asia, Ltd.		40,000	94,998
	Intesa Sanpaolo S.p.A.		2,079	11,715
	Kiyo Holdings, Inc.		14,000	22,692
	Lloyds TSB Group PLC		11,518	67,240
	Mitsubishi UFJ Financial Group, Inc.		10,200	89,876
	National Bank of Greece S.A.		2,262	107,776
	Nordea Bank AB	(i)	4,356	62,070
	Northern Rock PLC	(d) (j)	63,213	23,807
	Royal Bank of Scotland Group PLC		4,088	17,106
	State Street Corp.		3,802	272,375
	U.S. Bancorp		104,901	3,211,020
	UniCredit S.p.A.		6,622	39,461
	United Overseas Bank, Ltd.		13,000	184,582
	Wing Hang Bank, Ltd.		3,500	46,961
				11,574,488

	Beverages (0.4%)
	Diageo PLC		13,364	232,446
	Dr. Pepper Snapple Group, Inc.	(k)	19,937	412,098
	Kirin Holdings Co., Ltd.		5,000	76,059
	PepsiCo, Inc.		6,310	419,994
				1,140,597

	Biotechnology (0.1%)
	CSL, Ltd.		5,472	177,687

	Capital Markets (0.0%)	‡
	Allied Capital Corp.	(e)	4,378	60,197

	Chemicals (3.1%)
	Asahi Kasei Corp.		18,000	91,981
	BASF SE		3,978	252,234
	Bayer A.G.		443	38,288
	CF Industries Holdings, Inc.		338	55,249
❖	Dow Chemical Co. (The)		132,523	4,414,341
	E.I. du Pont de Nemours & Co.		16,254	712,088
	Eastman Chemical Co.		4,227	253,451
	Koninklijke DSM N.V.		2,635	159,746
	Lanxess		831	32,210
	Lonza Group A.G.		547	79,483
	Monsanto Co.		19,335	2,302,992
	Mosaic Co. (The)	(k)	2,512	319,552
	Sigma-Aldrich Corp.	(e)	3,368	204,572
	Terra Industries, Inc.		8,005	432,270
	Tessenderlo Chemie N.V.		857	41,233
	Toagosei Co., Ltd.		16,000	66,232
	Yara International A.S.A.		1,900	135,201
				9,591,123

	Commercial Banks (0.5%)
	Banco Santander S.A.		19,652	379,213
	Bank of Hawaii Corp.		8,725	439,653
	BOC Hong Kong Holdings, Ltd.		65,000	163,851
	Cullen/Frost Bankers, Inc.		3,212	169,401
	Hypo Real Estate Holding A.G.		5,965	167,613
	Westpac Banking Corp.		3,913	78,019
				1,397,750

	Commercial Services (0.6%)
	Accenture, Ltd. Class A		14,303	597,293
	G4S PLC		25,714	97,887
	KK DaVinci Advisors	(k)	55	21,439
	McKesson Corp.		7,527	421,437
	Strayer Education, Inc.		1,716	382,153
	Visa, Inc. Class A	(k)	5,026	367,200
				1,887,409

	Communications Equipment (0.1%)
	Corning, Inc.		12,658	253,287

	Computers (1.5%)
	Fujitsu, Ltd.		2,000	14,552
	Hewlett-Packard Co.		62,821	2,814,381
	International Business Machines Corp.		14,418	1,845,216
	Logica PLC		22,377	46,661
				4,720,810

	Cosmetics & Personal Care (1.2%)
	Avon Products, Inc.		14,058	596,059
	Colgate-Palmolive Co.		13,653	1,014,008
	Kao Corp.		5,000	129,609
	Procter & Gamble Co. (The)		32,675	2,139,559
				3,879,235

	Distribution & Wholesale (0.4%)
	Fastenal Co.	(e)	9,407	459,626
	IMS-Intl Metal Service		1,766	46,967
	Itochu Corp.		16,000	156,934
	Jardine Cycle & Carriage, Ltd.		11,000	139,782
	Mitsubishi Corp.		7,000	202,985
	Mitsui & Co., Ltd.		1,000	20,768
	Sumitomo Corp.		10,100	135,835
				1,162,897

	Diversified Financial Services (0.9%)
	Acom Co., Ltd.		4,800	140,056
	American Express Co.		9,535	353,939
	Charles Schwab Corp. (The)		23,067	528,004
	Citigroup, Inc.		5,546	103,655
	Close Brothers Group PLC		3,699	43,451
	Deutsche Boerse A.G.		30	3,421
	Goldman Sachs Group, Inc. (The)		1,297	238,700
	Henderson Group PLC	(l)	65,547	150,004
	Hitachi Credit Corp.		4,200	74,443
	Hong Leong Finance, Ltd.		22,000	55,936
	JPMorgan Chase & Co.		12,911	524,574
	NYSE Euronext		6,374	301,108
	Tokai Tokyo Securities Co., Ltd.		9,000	34,721
	Tullett Prebon PLC		4,310	39,511
	UBS A.G. Registered (Chi-X Exchange)	(k)	1,711	32,741
	Waddell & Reed Financial, Inc. Class A		9,624	321,442
				2,945,706

	Diversified Telecommunications (0.1%)
	Portugal Telecom SGPS S.A. Registered		15,045	164,347

	Electric (3.2%)
	Ameren Corp.	(e)	18,434	757,453
	American Electric Power Co., Inc.		25,824	1,020,048
	Consolidated Edison, Inc.	(e)	71,445	2,836,366
	Contact Energy, Ltd.		24,801	152,415
	Duke Energy Corp.		78,216	1,375,037
	E.ON A.G.		1,072	204,548
	EDP - Energias de Portugal S.A.		4,540	24,773
	Electric Power Development Co.		3,800	146,753
	Enel S.p.A.		24,217	224,410
	FirstEnergy Corp.		4,533	333,402
	Kansai Electric Power		3,400	78,956
	NSTAR		14,429	459,708
	Progress Energy, Inc.		44,625	1,888,084
	RWE A.G.		127	15,232
	Southern Co. (The)		3,993	141,312
	Suez S.A.		2,077	124,013
	Union Fenosa S.A.		8,007	214,525
				9,997,035

	Electric Utilities (0.2%)
	Exelon Corp.		2,627	206,535
	Pinnacle West Capital Corp.		14,136	474,546
				681,081

	Electrical Components & Equipment (0.3%)
	Bekaert S.A.		986	149,774
	Brother Industries, Ltd.		2,100	26,449
	Emerson Electric Co.		9,340	454,858
	Leoni A.G.		1,639	68,078
	Nexans S.A.		865	102,656
				801,815

	Electrical Equipment (0.0%)	‡
	Mitsubishi Electric Corp.		4,000	38,800

	Electronics (0.1%)
	Tyco Electronics, Ltd.		6,443	213,521

	Energy - Alternate Sources (0.0%)	‡
	Vestas Wind Systems A/S	(k)	150	19,720

	Engineering & Construction (0.1%)
	ABB, Ltd.	(k)	1,003	26,430
	Bilfinger Berger A.G.		1,644	110,837
	Peab AB		8,200	52,581
				189,848

	Food (0.3%)
	Goodman Fielder, Ltd.		75,030	92,231
	Nestle S.A. Registered		11,010	482,520
	Premier Foods PLC		81,589	140,071
	Tesco PLC		3,227	22,929
	Unilever PLC		3,473	95,113
				832,864

	Food & Staples Retailing (1.0%)
	Costco Wholesale Corp.		5,057	316,973
	Wal-Mart Stores, Inc.		46,217	2,709,241
	Wesfarmers, Ltd.		5,410	173,532
				3,199,746

	Forest Products & Paper (0.1%)
	Weyerhaeuser Co.		4,090	218,651

	Gas (0.1%)
	GDF SUEZ		2,570	160,607
	Snam Rete Gas S.p.A.		21,318	141,327
				301,934

	Gas Utilities (0.1%)
	Energen Corp.		7,445	448,189

	Hand & Machine Tools (0.2%)
	Gildemeister A.G.		4,176	120,150
	Snap-on, Inc.	(e)	6,420	361,382
				481,532

	Health Care-Products (0.7%)
	Alcon, Inc.		2,061	355,378
	Becton, Dickinson & Co.		5,011	425,484
	DENTSPLY International, Inc.		9,031	363,498
	Medtronic, Inc.		18,248	964,042
				2,108,402

	Health Care-Services (0.1%)
	Aetna, Inc.		4,967	203,697
	Sonic Healthcare, Ltd.		3,849	49,913
				253,610

	Holding Companies - Diversified (0.0%)	‡
	Swire Pacific, Ltd. Class A		7,500	79,821
	Swire Pacific, Ltd. Class B		2,500	5,326
	Wharf Holdings, Ltd.		3,000	13,283
				98,430

	Home Builders (0.1%)
	NVR, Inc.	(k)	670	370,054

	Home Furnishings (0.1%)
	Whirlpool Corp.		3,586	271,460

	Hotels, Restaurants & Leisure (0.0%)	‡
	Kuoni Reisen Holding Registered		177	76,417

	Household Durables (0.1%)
	Matsushita Electric Industrial Co., Ltd.		10,000	211,849

	Industrial Conglomerates (0.0%)	‡
	Wendel		534	59,193

	Insurance (2.6%)
	ACE, Ltd.		19,852	1,006,496
	Allianz SE		590	100,061
	Allied World Assurance Holdings, Ltd./Bermuda		4,383	182,377
	American Financial Group, Inc.		11,727	339,731
	Assurant, Inc.		2,054	123,486
	Aviva PLC		18,581	184,363
	AXA S.A.		410	12,110
	Axis Capital Holdings, Ltd.		15,240	482,803
	Baloise Holding A.G.		1,560	146,054
	Brit Insurance Holdings PLC		26,798	80,987
	Chubb Corp. (The)		23,569	1,132,255
	Endurance Specialty Holdings, Ltd.		10,702	327,481
	Hannover Rueckversicherung A.G.		2,952	141,128
	Hartford Financial Services Group, Inc. (The)		17,479	1,107,994
	ING Groep N.V.		8,388	274,205
	Muenchener Rueckversicherungs - Gesellschaft A.G. Registered		740	123,250
	PartnerRe, Ltd.		6,237	438,586
	Swiss Life Holding A.G. Registered	(k)	418	107,472
	Tokio Marine Holdings, Inc.		5,000	186,603
	Torchmark Corp.		1,974	114,591
	Travelers Cos., Inc. (The)		36,141	1,594,541
	Zurich Financial Services A.G.		214	56,225
				8,262,799

	Internet (0.1%)
	Ctrip.com International, Ltd., ADR	(m)	2,116	95,410
	United Internet A.G.		3,391	65,369
				160,779

	Investment Companies (0.1%)
	American Capital, Ltd.	(e)	20,962	425,948

	Iron & Steel (1.9%)
	ArcelorMittal		798	70,639
	Cleveland-Cliffs, Inc.		8,506	922,135
	JFE Holdings, Inc.		3,900	188,348
	Nucor Corp.		53,994	3,089,537
	Reliance Steel & Aluminum Co.		6,330	399,803
	ThyssenKrupp A.G.		3,067	171,599
	United States Steel Corp.	(e)	6,288	1,008,344
	Voestalpine A.G.		2,430	159,521
				6,009,926

	Leisure Time (0.0%)	‡
	Sankyo Co., Ltd./Gunma		2,000	120,672

	Life Sciences Tools & Services (0.1%)
	Invitrogen Corp.	(k)	7,428	329,432

	Machinery - Construction & Mining (0.5%)
	Caterpillar, Inc.		18,940	1,316,709
	Joy Global, Inc.		4,412	318,635
				1,635,344

	Machinery - Diversified (0.8%)
	Alstom		642	72,333
	Bobst Group A.G.		1,783	130,047
	Cummins, Inc.		14,541	964,650
	Deere & Co.		13,366	937,759
	Demag Cranes A.G.		572	31,381
	Fuji Machine Manufacturing Co., Ltd.		1,000	18,075
	Gardner Denver, Inc.	(k)	5,932	270,499
	MAN A.G.		1,486	152,042
				2,576,786

	Marine (0.1%)
	Mitsui OSK Lines, Ltd.		12,000	154,633

	Media (0.3%)
	CBS Corp. Class B		22,653	370,603
	Jupiter Telecommunications Co.		60	47,134
	News Corp. Class A		19,472	275,139
	Vivendi S.A.		5,732	239,582
				932,458

	Metal Fabricate & Hardware (0.1%)
	NSK, Ltd.		3,000	24,764
	Precision Castparts Corp.		4,111	384,091
				408,855

	Metals & Mining (0.1%)
	BlueScope Steel, Ltd.		15,482	167,989

	Mining (1.2%)
	Anglo American PLC		2,308	132,315
	Antofagasta PLC		11,349	129,288
	BHP Billiton PLC		8,274	276,115
	BHP Billiton, Ltd.		10,052	375,445
	Freeport-McMoRan Copper & Gold, Inc. Class B	(e)	15,367	1,486,757
	Kazakhmys PLC		1,215	35,740
	Rio Tinto PLC		1,973	206,910
	Southern Copper Corp.	(e)	36,378	1,010,581
				3,653,151

	Miscellaneous - Manufacturing (1.5%)
	Alfa Laval AB		1,900	29,576
	Ansell, Ltd.		15,735	150,214
	Brink's Co. (The)		308	21,240
	Danaher Corp.		6,067	483,237
	General Electric Co.		113,619	3,214,281
	Siemens A.G.		853	104,642
	SPX Corp.		2,851	361,450
	Textron, Inc.		4,599	199,919
	Wesfarmers, Ltd. Class PPP		476	15,280
				4,579,839

	Multiline Retail (0.1%)
	Family Dollar Stores, Inc.	(e)	17,246	401,832

	Multi-Utilities (0.0%)	‡
	DTE Energy Co.		1,494	61,254

	Office & Business Equipment (0.1%)
	Canon, Inc.		2,200	100,531
	RICOH Co., Ltd.		7,000	112,675
				213,206

	Oil & Gas (4.1%)
	BP PLC		50,443	518,098
	BP PLC, Sponsored ADR	(m)	2,450	150,528
❖	Chevron Corp.		52,392	4,430,267
	ENI S.p.A.		9,039	305,764
	ENSCO International, Inc.		15,958	1,103,336
	ExxonMobil Corp.		54,284	4,366,062
	Marathon Oil Corp.		4,510	223,110
	OMV A.G.		2,240	154,357
	Patterson-UTI Energy, Inc.		14,206	403,735
	Royal Dutch Shell PLC Class A		10,658	379,676
	Royal Dutch Shell PLC Class B		5,453	192,083
	StatoilHydro A.S.A.		3,800	123,459
	Total S.A.		4,045	310,127
	XTO Energy, Inc.		4,921	232,419
				12,893,021

	Oil & Gas Services (0.8%)
	BJ Services Co.		11,484	337,630
	Halliburton Co.	(e)	4,392	196,849
	Petrofac, Ltd.		4,858	61,728
	Petroleum Geo-Services A.S.A.	(k)	1,950	45,268
	Schlumberger, Ltd.		12,546	1,274,674
	Smith International, Inc.		6,578	489,272
	Transocean, Inc.	(k)	697	94,813
				2,500,234

	Oil, Gas & Consumable Fuels (1.6%)
	Apache Corp.		5,125	574,871
	BG Group PLC		6,582	148,714
	ConocoPhillips		33,356	2,722,517
	Hess Corp.		1,421	144,089
	Occidental Petroleum Corp.		18,102	1,426,981
	Repsol YPF S.A.		258	8,663
	Singapore Petroleum Co., Ltd.		7,000	32,575
				5,058,410

	Packaging & Containers (0.2%)
	Sonoco Products Co.		14,711	479,873

	Personal Products (0.0%)	‡
	Oriflame Cosmetics S.A.	(h)	350	22,668

	Pharmaceuticals (3.2%)
	Allergan, Inc.		5,440	282,499
	AstraZeneca PLC		5,963	289,033
	Bristol-Myers Squibb Co.		40,748	860,598
	GlaxoSmithKline PLC		11,279	262,585
	Johnson & Johnson		13,638	933,794
	Merck & Co., Inc.		19,113	628,818
	Miraca Holdings, Inc.		5,200	124,853
	Novartis A.G. Registered		7,033	416,882
	Novo-Nordisk A/S Class B		3,050	194,036
	Ono Pharmaceutical Co., Ltd.		700	38,523
❖	Pfizer, Inc.		253,622	4,735,123
	Roche Holding A.G. Genusscheine		881	162,693
	Sanofi-Aventis		3,863	271,103
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	(e) (m)	8,463	379,481
	Wyeth		8,775	355,563
				9,935,584

	Pipelines (0.1%)
	Spectra Energy Corp.		10,026	272,406

	Real Estate (0.0%)	‡
	Leopalace21 Corp.		9,000	120,275
	Regus Group PLC		10,866	14,841
				135,116

	Real Estate Investment Trusts (2.1%)
	Annaly Capital Management, Inc.		151,321	2,280,407
	Commonwealth Property Office Fund		11,680	14,718
	Equity Residential		16,743	722,795
	Hospitality Properties Trust		43,326	922,844
	Mack-Cali Realty Corp.		26,649	1,022,789
	Macquarie Office Trust		193,521	163,584
	ProLogis	(e)	17,651	862,781
	Taubman Centers, Inc.	(e)	8,551	410,448
	UDR, Inc.	(e)	10,783	275,398
				6,675,764

	Real Estate Management & Development (0.0%)	‡
	Hang Lung Group, Ltd.		13,000	58,042
	Urban Corp.		15,100	18,094
				76,136

	Retail (1.0%)
	AutoZone, Inc.	(k)	4,513	587,999
	Big Lots, Inc.	(e) (k)	11,530	351,204
	Compagnie Financiere Richemont A.G.-Class A		1,268	76,089
	CVS Caremark Corp.		14,231	519,431
	Gap, Inc. (The)	(e)	40,840	658,341
	JB Hi-Fi, Ltd.		6,459	73,818
	McDonald's Corp.		7,767	464,389
	Panera Bread Co. Class A	(e) (k)	3,961	198,446
	TJX Cos., Inc.	(e)	8,267	278,681
				3,208,398

	Road & Rail (0.6%)
	CSX Corp.		3,973	268,495
	Norfolk Southern Corp.		23,224	1,670,270
				1,938,765

	Savings & Loans (0.2%)
	Capitol Federal Financial		1,887	76,310
	New York Community Bancorp, Inc.		28,452	472,872
				549,182

	Semiconductors (0.2%)
	Intel Corp.		30,747	682,276

	Semiconductors & Semiconductor Equipment (0.1%)
	Applied Materials, Inc.		21,123	365,850

	Software (0.8%)
	Capcom Co., Ltd.		1,200	37,387
	Infosys Technologies, Ltd., Sponsored ADR	(m)	9,170	361,206
	Konami Corp.		4,500	142,012
	Mastercard, Inc. Class A	(e)	1,848	451,189
	Microsoft Corp.		56,886	1,463,108
	Nihon Unisys, Ltd.		9,600	140,202
	Nintendo Co., Ltd.		100	48,222
				2,643,326

	Telecommunications (4.5%)
	America Movil SAB de C.V., Series L, ADR	(e) (m)	6,009	303,394
❖	AT&T, Inc.		149,438	4,604,185
	China Mobile, Ltd.		10,000	133,762
	China Unicom, Ltd.		76,000	156,067
	Embarq Corp.		17,326	793,011
	France Telecom S.A.		8,140	258,455
	Frontier Communications Corp.		11,270	130,281
	Nippon Telegraph & Telephone Corp.		39	197,698
	Nokia OYJ		13,835	378,161
	QUALCOMM, Inc.		33,865	1,874,089
	Telefonica S.A.		13,811	359,796
	Verizon Communications, Inc.		128,988	4,390,751
	Vodafone Group PLC		154,478	414,771
	Windstream Corp.	(e)	13,968	166,499
				14,160,920

	Textiles (0.1%)
	Mohawk Industries, Inc.	(e) (k)	6,618	390,263

	Toys, Games & Hobbies (0.2%)
	Hasbro, Inc.		14,637	566,745

	Transportation (0.5%)
	Burlington Northern Santa Fe Corp.		5,114	532,521
	Central Japan Railway Co.		15	152,407
	Frontline, Ltd.	(e)	6,827	438,089
	Neptune Orient Lines, Ltd.		23,000	47,086
	Nippon Yusen KK		17,000	144,444
	Pacific Basin Shipping, Ltd.		3,000	4,211
	Ryder System, Inc.		5,752	379,402
				1,698,160

	Trucking & Leasing (0.1%)
	GATX Corp.		6,815	309,878

	Wireless Telecommunication Services (0.1%)
	NTT DoCoMo, Inc.		121	195,045

	Total Common Stocks
	(Cost $169,312,657)			168,868,708

			Shares	Value
	Preferred Stocks (0.1%)
	Auto Manufacturers (0.0%)	‡
	Volkswagen A.G.		219	34,225

	Electric (0.1%)
	RWE A.G.		1,493	143,393

	Food (0.0%)	‡
	Casino Guichard-Perrachon S.A.		428	31,851

	Total Preferred Stocks
	(Cost $216,610)			209,469

			Number of
			Rights	Value
	Rights (0.0%)	‡
	Water (0.0%)	‡
	Suez Environnement S.A.	(k)	2,077	14,936
	expiring 6/22/10
	Total Rights
	(Cost $14,764)			14,936

			Principal
			Amount	Value
	Short-Term Investments (7.7%)

	U.S. Government & Federal Agencies (1.7%)
	Federal Home Loan Bank
	2.07%, due 8/1/08		$900,000	900,000

	Federal Home Loan Bank (Discount Notes)
	1.82%, due 8/1/08	(n)	1,085,000	1,085,000

	Inter-American Development Bank
	2.08%, due 8/7/08		270,000	269,906

	United States Treasury Bills
	1.245%, due 8/14/08	(n)	215,000	214,903
	1.617%, due 10/16/08	(n)	400,000	398,643
	1.651%, due 10/30/08	(n) (o)	2,485,000	2,474,762
				3,088,308

	Total U.S. Government & Federal Agencies
	(Cost $5,344,299)			5,343,214

			Shares	Value
	Investment Company (6.0%)
	State Street Navigator Securities Lending Prime Portfolio	(p)	18,751,584	18,751,584
	Total Investment Company
	(Cost $18,751,584)			18,751,584

	Total Short-Term Investments
	(Cost $24,095,883)			24,094,798

	Total Investments
	(Cost $328,342,739)	(r)	102.0%	319,125,491

	Liabilities in Excess of
	Cash and Other Assets		(2.0)	(6,040,740)

	Net Assets		100.0%	$313,084,751

				Unrealized
			Contracts	Appreciation/
			Long	(Depreciation)	(q)
	Futures Contracts (0.0%)	‡
	Standard & Poor's 500 Index
	Mini September 2008		48	$87,658
	United States Treasury Note
	December 2008 (5 Year)		15	(4,487)

	Total Futures Contracts
	(Settlement Value $4,789,237)			$83,171

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
†††
All of the Fund's liquid assets are "earmarked" to cover potential senior securities transactions which may include, but are not limited to, swaps, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Subprime mortgage investment and other asset-based securitites. The total market value of these securities at July 31, 2008 is $4,746,303, which represents 1.5% of the Fund's net assets.
(c)	Floating rate. Rate shown is the rate in effect at July 31, 2008.
(d)	Fair valued security. The total market value of these securities at July 31, 2008 is $133,040, which represents less than one-tenth of a percent of the Fund's net assets.
(e)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $18,202,615; cash collateral of $18,751,584 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(f)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(g)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(h)	SDR - Special Drawing Right.
(i)	FDR - Finnish Depositary Receipt.
(j)	Illiquid security. The total market value of this security at July 31, 2008 is $23,807, which represents less than one-tenth of a percent of the Fund's net assets.
(k)	Non-income producing security.
(l)	CDI - Chess Depository Interest.
(m)	ADR - American Depositary Receipt.
(n)	Interest rate presented is yield to maturity.
(o)	Represents a security, which is segregated, as collateral for futures contracts.
(p)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(q)	Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2008.
(r)	At July 31, 2008, cost is $329,023,271 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$15,342,030
	Gross unrealized depreciation		(25,239,810)
	Net unrealized depreciation		$(9,897,780)

MainStay Indexed Bond Fund
Portfolio of Investments		July 31, 2008 unaudited
		Principal
		Amount	Value
Long-Term Bonds (99.3%)	†
Asset-Backed Securities (0.6%)
Credit Cards (0.1%)
Chase Issuance Trust
Series 2005, Class A-10
4.65%, due 12/17/12		$500,000	$503,248

Finance - Other (0.2%)
Drive Auto Receivables Trust
Series 2005-3, Class A4
5.09%, due 6/17/13	(a)(b)	250,000	246,120
Equity One ABS, Inc.
Series 2003-4, Class AF6
4.833%, due 10/25/34	(b)	250,000	226,327
Residential Asset Mortgage Products, Inc.
Series 2003-RZ5, Class A7
4.97%, due 9/25/33	(b)	223,545	199,692
Residential Funding Mortgage Securities II, Inc.
Series 2007-HSA3, Class 1A3
6.03%, due 5/25/37	(b)	500,000	216,702
Saxon Asset Securities Trust
Series 2003-1, Class AF5
4.955%, due 6/25/33	(b)	96,707	89,629
			978,470

Home Equity (0.3%)
Citicorp Residential Mortgage Securities, Inc.
Series 2006-3, Class A3
5.61%, due 11/25/36	(b)	1,000,000	974,028
JP Morgan Mortgage Acquisition Corp.
Series 2007-HE1, Class AF3
6.174%, due 4/1/37	(b)	500,000	344,599
			1,318,627

Transportation (0.0%)	‡
Continental Airlines, Inc.
Series 1992-2, Class A1
7.256%, due 3/15/20		58,709	52,251

Total Asset-Backed Securities
(Cost $3,355,469)			2,852,596

		Principal
		Amount	Value
Corporate Bonds (19.2%)
Banks (2.0%)
BAC Capital TRUST VI
5.625%, due 3/8/35		125,000	98,270
Bank of America Corp.
4.75%, due 8/1/15		250,000	230,353
5.25%, due 12/1/15		200,000	182,901
5.375%, due 6/15/14		300,000	289,987
5.42%, due 3/15/17		1,100,000	984,837
5.625%, due 10/14/16		100,000	94,314
Bank One Corp.
5.90%, due 11/15/11		250,000	255,203
BB&T Corp.
6.50%, due 8/1/11		100,000	99,945
Branch Banking & Trust Co.
4.875%, due 1/15/13		100,000	93,570
Capital One Financial Corp.
5.25%, due 2/21/17		100,000	82,922
6.15%, due 9/1/16		75,000	60,948
Deutsche Bank Financial, Inc.
7.50%, due 4/25/09		125,000	127,272
Fifth Third Bank
4.75%, due 2/1/15		250,000	188,401
HSBC Bank USA N.A.
3.875%, due 9/15/09		100,000	99,602
JPMorgan Chase Bank N.A.
5.875%, due 6/13/16		150,000	145,938
6.00%, due 10/1/17		785,000	762,271
KeyBank N.A.
5.80%, due 7/1/14		375,000	286,444
Marshall & Ilsley Bank
5.00%, due 1/17/17		150,000	113,063
Mellon Funding Corp.
5.00%, due 12/1/14		250,000	231,919
Mercantile Bankshares Corp.
Series B
4.625%, due 4/15/13		100,000	95,586
Mercantile-Safe Deposit & Trust Co.
5.70%, due 11/15/11		50,000	50,776
National City Bank of Pennsylvania
6.25%, due 3/15/11		250,000	186,353
PNC Bank N.A.
5.25%, due 1/15/17		175,000	154,997
PNC Funding Corp.
7.50%, due 11/1/09		100,000	102,852
Popular North America, Inc.
4.70%, due 6/30/09		100,000	98,990
Sanwa Bank, Ltd.
7.40%, due 6/15/11		100,000	105,110
State Street Bank & Trust Co.
5.25%, due 10/15/18		100,000	91,545
SunTrust Banks, Inc.
5.40%, due 4/1/20		100,000	82,966
5.45%, due 12/1/17		100,000	85,031
Swiss Bank Corp.
7.75%, due 9/1/26		100,000	103,846
Synovus Financial Corp.
4.875%, due 2/15/13		50,000	44,574
U.S. Bank N.A.
4.80%, due 4/15/15		100,000	96,689
6.375%, due 8/1/11		250,000	261,051
Wachovia Bank N.A.
4.875%, due 2/1/15		575,000	489,017
5.00%, due 8/15/15		50,000	42,268
5.60%, due 3/15/16		200,000	171,806
6.60%, due 1/15/38		300,000	235,797
Wachovia Corp.
5.25%, due 8/1/14		100,000	87,328
5.50%, due 8/1/35		125,000	85,449
6.25%, due 8/4/08		250,000	250,000
Wells Fargo & Co.
4.375%, due 1/31/13		250,000	237,843
5.625%, due 12/11/17		200,000	190,613
Wells Fargo Bank N.A.
5.75%, due 5/16/16		350,000	339,944
5.95%, due 8/26/36		150,000	131,560
6.45%, due 2/1/11		550,000	573,623
Westdeutsche Landesbank/New York
6.05%, due 1/15/09		600,000	606,368
Zions Bancorp.
5.50%, due 11/16/15		75,000	48,770
			9,478,912

Consumer (2.2%)
Anheuser-Busch Cos., Inc.
6.45%, due 9/1/37		250,000	229,820
Archer-Daniels-Midland Co.
5.45%, due 3/15/18		100,000	96,514
6.45%, due 1/15/38		200,000	190,160
Avon Products, Inc.
5.125%, due 1/15/11		50,000	50,515
Bottling Group LLC
5.50%, due 4/1/16		100,000	101,064
Bunge Limited Finance Corp.
5.35%, due 4/15/14		100,000	92,123
Campbell Soup Co.
4.875%, due 10/1/13		100,000	100,196
Coca-Cola Enterprises, Inc.
7.00%, due 10/1/26		100,000	107,609
8.50%, due 2/1/22		252,000	304,974
ConAgra Foods, Inc.
7.00%, due 10/1/28		100,000	97,256
7.875%, due 9/15/10		67,000	70,805
Costco Wholesale Corp.
5.50%, due 3/15/17		100,000	100,812
CVS Caremark Corp.
4.875%, due 9/15/14		50,000	48,043
6.25%, due 6/1/27		175,000	168,798
Dell, Inc.
4.70%, due 4/15/13	(a)	175,000	170,887
General Mills, Inc.
5.65%, due 9/10/12		65,000	66,135
5.70%, due 2/15/17		100,000	98,476
H.J. Heinz Finance Co.
6.625%, due 7/15/11		300,000	313,465
Hershey Co. (The)
5.45%, due 9/1/16		100,000	99,802
Home Depot, Inc.
5.40%, due 3/1/16		200,000	182,787
5.875%, due 12/16/36		250,000	197,670
J.C. Penney Co., Inc.
6.875%, due 10/15/15		150,000	142,992
7.375%, due 8/15/08		151,000	151,100
Kellogg Co.
Series B
6.60%, due 4/1/11		250,000	262,856
Series B
7.45%, due 4/1/31		150,000	167,524
Kohl's Corp.
6.30%, due 3/1/11		200,000	202,849
Kraft Foods, Inc.
5.25%, due 10/1/13		100,000	98,093
6.25%, due 6/1/12		875,000	896,813
6.50%, due 8/11/17		225,000	226,061
Kroger Co. (The)
5.50%, due 2/1/13		250,000	250,293
6.40%, due 8/15/17		175,000	178,842
Limited Brands, Inc.
6.125%, due 12/1/12		75,000	69,987
Lowe's Cos., Inc.
6.65%, due 9/15/37		100,000	96,748
6.875%, due 2/15/28		100,000	101,175
Macy's Retail Holdings, Inc.
5.35%, due 3/15/12		125,000	116,072
5.95%, due 11/1/08		50,000	49,985
6.30%, due 4/1/09		100,000	99,730
6.625%, due 9/1/08		100,000	100,067
6.65%, due 7/15/24		50,000	40,504
6.70%, due 9/15/28		100,000	80,665
McDonalds Corp.
5.80%, due 10/15/17		310,000	314,824
Mohawk Industries, Inc.
6.125%, due 1/15/16		100,000	92,880
Newell Rubbermaid, Inc.
6.75%, due 3/15/12		50,000	51,532
Pepsi Bottling Group, Inc.
7.00%, due 3/1/29		60,000	65,460
Pepsi Bottling Holdings, Inc.
5.625%, due 2/17/09	(a)	250,000	252,345
PepsiCo., Inc.
5.15%, due 5/15/12		250,000	260,022
Philip Morris International, Inc.
5.65%, due 5/16/18		325,000	314,776
Procter & Gamble Co. (The)
4.85%, due 12/15/15		75,000	76,050
5.55%, due 3/5/37		300,000	285,961
5.80%, due 8/15/34		75,000	73,713
Safeway, Inc.
5.80%, due 8/15/12		200,000	203,137
6.35%, due 8/15/17		100,000	101,852
Sara Lee Corp.
6.25%, due 9/15/11		150,000	152,429
Sysco Corp.
5.375%, due 9/21/35		100,000	90,313
Target Corp.
5.875%, due 3/1/12		250,000	258,715
6.00%, due 1/15/18		350,000	352,996
6.50%, due 10/15/37		150,000	144,119
Tyson Foods, Inc.
6.85%, due 4/1/16		50,000	46,261
Wal-Mart Stores, Inc.
5.375%, due 4/5/17		350,000	353,777
6.20%, due 4/15/38		250,000	244,336
6.50%, due 8/15/37		350,000	351,815
6.875%, due 8/10/09		250,000	259,903
Wm. Wrigley Jr. Co.
4.65%, due 7/15/15		50,000	43,715
Yum! Brands, Inc.
6.25%, due 3/15/18		130,000	125,180
			10,736,378

Electric (1.7%)
Alabama Power Co.
5.55%, due 2/1/17		50,000	49,896
American Electric Power Co., Inc.
Series C
5.375%, due 3/15/10		200,000	202,091
Appalachian Power Co.
Series H
5.95%, due 5/15/33		100,000	86,086
Arizona Public Service Co.
6.375%, due 10/15/11		100,000	100,854
Baltimore Gas & Electric Co.
6.125%, due 7/1/13		100,000	101,266
CenterPoint Energy Houston Electric LLC
Series K2
6.95%, due 3/15/33		100,000	99,337
Consolidated Edison Co. of New York, Inc.
6.20%, due 6/15/36		100,000	94,849
6.30%, due 8/15/37		225,000	215,036
Constellation Energy Group, Inc.
7.60%, due 4/1/32		100,000	100,466
Consumers Energy Co.
Series F
4.00%, due 5/15/10		250,000	247,495
Series B
5.375%, due 4/15/13		100,000	98,980
Dominion Resources, Inc.
5.15%, due 7/15/15		100,000	95,330
DTE Energy Co.
7.05%, due 6/1/11		250,000	258,834
Duke Energy Carolinas LLC
6.00%, due 1/15/38		200,000	193,141
Entergy Mississippi, Inc.
5.15%, due 2/1/13		75,000	73,909
Exelon Corp.
6.75%, due 5/1/11		520,000	533,963
FirstEnergy Corp.
Series B
6.45%, due 11/15/11		250,000	255,335
Series C
7.375%, due 11/15/31		200,000	213,902
Florida Power & Light
5.55%, due 11/1/17		100,000	101,572
5.95%, due 10/1/33		100,000	97,873
Florida Power Corp.
6.35%, due 9/15/37		150,000	149,277
FPL Group Capital, Inc.
7.375%, due 6/1/09		250,000	257,787
Georgia Power Co.
5.65%, due 3/1/37		100,000	91,974
IES Utilities, Inc.
Series B
6.75%, due 3/15/11		100,000	103,799
Kansas City Power & Light Co.
6.50%, due 11/15/11		50,000	51,216
MidAmerican Energy Holdings Co.
4.65%, due 10/1/14		250,000	240,515
5.875%, due 10/1/12		100,000	102,775
6.125%, due 4/1/36		250,000	234,787
MidAmerican Funding LLC
6.75%, due 3/1/11		100,000	105,211
Nevada Power Co.
6.50%, due 4/15/12		50,000	51,523
Niagara Mohawk Power Corp.
7.75%, due 10/1/08		50,000	50,274
NiSource Finance Corp.
6.15%, due 3/1/13		175,000	171,829
Northern States Power Co.
6.875%, due 8/1/09		100,000	102,672
Ohio Power Co.
Series K
6.00%, due 6/1/16		50,000	49,137
Series G
6.60%, due 2/15/33		150,000	140,911
Oncor Electric Delivery Co.
6.375%, due 5/1/12		100,000	100,323
7.00%, due 9/1/22		100,000	96,480
Pacific Gas & Electric Co.
5.625%, due 11/30/17		500,000	495,103
Pacificorp
6.25%, due 10/15/37		150,000	144,046
Peco Energy Co.
5.95%, due 10/1/36		100,000	94,326
Pepco Holdings, Inc.
6.45%, due 8/15/12		100,000	101,683
7.45%, due 8/15/32		100,000	102,188
PPL Energy Supply LLC
5.40%, due 8/15/14		100,000	93,726
Progress Energy, Inc.
5.625%, due 1/15/16		50,000	49,383
PSE&G Power LLC
7.75%, due 4/15/11		100,000	105,237
8.625%, due 4/15/31		50,000	59,446
PSI Energy, Inc.
5.00%, due 9/15/13		100,000	98,346
Public Service Electric & Gas Co.
Series D
5.25%, due 7/1/35		50,000	43,489
Puget Sound Energy, Inc.
6.274%, due 3/15/37		100,000	89,647
San Diego Gas & Electric Co.
5.35%, due 5/15/35		25,000	22,161
SCANA Corp.
6.25%, due 2/1/12		100,000	103,076
South Carolina Electric & Gas Co.
6.05%, due 1/15/38		100,000	96,588
Southern California Edison Co.
5.00%, due 1/15/14		225,000	223,714
6.00%, due 1/15/34		100,000	98,129
Southern Power Co.
4.875%, due 7/15/15		100,000	94,057
Series B
6.25%, due 7/15/12		150,000	156,180
Union Electric Co.
4.65%, due 10/1/13		100,000	94,620
5.40%, due 2/1/16		100,000	93,384
Virginia Electric and Power Co.
6.00%, due 1/15/36		200,000	186,397
6.00%, due 5/15/37		125,000	116,040
Wisconsin Energy Corp.
6.50%, due 4/1/11		175,000	182,662
Xcel Energy, Inc.
6.50%, due 7/1/36		200,000	191,181
			8,455,514

Energy (1.0%)
Amerada Hess Corp.
7.30%, due 8/15/31	100,000	108,101
Anadarko Petroleum Corp.
5.95%, due 9/15/16	325,000	323,738
6.45%, due 9/15/36	150,000	144,351
Apache Corp.
6.00%, due 1/15/37	150,000	145,035
Burlington Resources, Inc.
7.375%, due 3/1/29	104,000	118,485
ConocoPhillips
5.90%, due 10/15/32	250,000	244,310
Devon Energy Corp.
7.95%, due 4/15/32	50,000	58,426
Devon Financing Corp. LLC
6.875%, due 9/30/11	400,000	422,593
Duke Capital LLC
6.75%, due 2/15/32	125,000	113,998
Energy Transfer Partners, L.P.
5.95%, due 2/1/15	130,000	129,510
6.70%, due 7/1/18	100,000	100,855
Enterprise Products Operating, L.P.
Series B
6.875%, due 3/1/33	200,000	193,437
Halliburton Co.
5.50%, due 10/15/10	100,000	103,291
Hess Corp.
6.65%, due 8/15/11	50,000	52,515
Kinder Morgan Energy Partners, L.P.
5.00%, due 12/15/13	150,000	145,181
5.80%, due 3/15/35	250,000	211,877
6.75%, due 3/15/11	200,000	206,449
Marathon Oil Corp.
6.00%, due 10/1/17	100,000	98,746
6.80%, due 3/15/32	100,000	97,583
ONEOK Partners, L.P.
6.15%, due 10/1/16	200,000	197,077
ONEOK, Inc.
7.125%, due 4/15/11	100,000	104,585
Pemex Project Funding Master Trust
6.625%, due 6/15/35	250,000	244,425
Plains All American Pipeline, L.P./PAA Finance Corp.
6.65%, due 1/15/37	65,000	59,313
Spectra Energy Capital LLC
6.20%, due 4/15/18	50,000	48,709
Tennessee Gas Pipeline Co.
7.50%, due 4/1/17	300,000	317,935
Valero Energy Corp.
6.625%, due 6/15/37	100,000	88,860
7.50%, due 4/15/32	100,000	95,624
Williams Cos., Inc.
8.75%, due 3/15/32	250,000	283,750
XTO Energy, Inc.
4.90%, due 2/1/14	75,000	72,444
6.10%, due 4/1/36	60,000	53,363
6.75%, due 8/1/37	100,000	96,793
		4,681,359

	Finance - Other (4.0%)
	AIG SunAmerica Global Financing VI
	6.30%, due 5/10/11	(a)	250,000	249,098
	AMB Property, L.P.
	6.30%, due 6/1/13		50,000	49,866
	American Express Co.
	5.50%, due 9/12/16		75,000	69,367
	6.15%, due 8/28/17		525,000	497,605
	American Express Travel Related Services Co., Inc.
	Series E
	3.625%, due 2/20/09		250,000	250,076
	American General Finance Corp.
	Series I
	5.40%, due 12/1/15		350,000	272,836
	AvalonBay Communities, Inc.
	4.95%, due 3/15/13		100,000	94,381
	Bear Stearns Cos., Inc. (The)
	5.30%, due 10/30/15		100,000	92,883
	5.50%, due 8/15/11		100,000	99,014
	5.70%, due 11/15/14		250,000	241,332
	7.25%, due 2/1/18		400,000	415,816
	Boston Properties, Inc.
	6.25%, due 1/15/13		100,000	99,999
	Brandywine Operating Partnership, L.P.
	4.50%, due 11/1/09		125,000	120,837
	BRE Properties, Inc.
	5.75%, due 9/1/09		100,000	99,765
	Camden Property Trust
	4.375%, due 1/15/10		100,000	97,638
	5.00%, due 6/15/15		100,000	88,023
	Capital One Bank
	4.25%, due 12/1/08		100,000	99,586
	5.125%, due 2/15/14		100,000	92,813
	CarrAmerica Realty Corp.
	3.625%, due 4/1/09		50,000	49,323
	Chelsea Property Group, Inc.
	6.00%, due 1/15/13		100,000	97,441
	Citigroup, Inc.
	4.70%, due 5/29/15		300,000	270,003
	4.875%, due 5/7/15		350,000	319,157
	5.875%, due 2/22/33		600,000	478,914
	6.125%, due 11/21/17		1,000,000	958,514
	Colonial Realty, L.P.
	4.80%, due 4/1/11		50,000	47,406
	Countrywide Financial Corp.
	6.25%, due 5/15/16		200,000	172,283
	Credit Suisse First Boston USA, Inc.
	3.875%, due 1/15/09		125,000	124,814
	4.875%, due 1/15/15		575,000	542,571
	5.125%, due 1/15/14		100,000	97,679
	5.25%, due 3/2/11		100,000	100,504
	6.125%, due 11/15/11		250,000	256,581
	6.50%, due 1/15/12		250,000	257,916
	Developers Diversified Realty Corp.
	3.875%, due 1/30/09		100,000	99,037
	5.00%, due 5/3/10		50,000	48,611
	ERP Operating, L.P.
	5.125%, due 3/15/16		50,000	44,222
	5.375%, due 8/1/16		50,000	44,278
	6.95%, due 3/2/11		100,000	101,737
	Goldman Sachs Group, Inc. (The)
	4.75%, due 7/15/13		250,000	240,956
	5.15%, due 1/15/14		625,000	600,324
	5.35%, due 1/15/16		350,000	328,443
	5.625%, due 1/15/17		245,000	224,536
	5.70%, due 9/1/12		225,000	226,806
	5.75%, due 10/1/16		150,000	142,979
	5.95%, due 1/18/18		500,000	474,965
	6.25%, due 9/1/17		350,000	341,766
	6.45%, due 5/1/36		100,000	85,647
	Goldman Sachs Group, L.P.
	5.00%, due 10/1/14		100,000	94,358
	Hospitality Properties Trust
	5.125%, due 2/15/15		50,000	40,334
	iStar Financial, Inc.
	5.65%, due 9/15/11		150,000	111,750
	John Deere Capital Corp.
	7.00%, due 3/15/12		250,000	268,439
	JPMorgan Chase & Co.
	4.875%, due 3/15/14		250,000	239,059
	5.15%, due 10/1/15		500,000	464,012
	5.75%, due 1/2/13		200,000	200,803
	Kimco Realty Corp.
	5.783%, due 3/15/16		50,000	46,338
	Lehman Brothers Holdings, Inc.
	5.00%, due 1/14/11		100,000	96,445
	5.25%, due 2/6/12		250,000	234,820
	5.50%, due 4/4/16		400,000	353,892
	5.75%, due 1/3/17		100,000	86,211
	6.50%, due 7/19/17		600,000	541,577
	6.625%, due 1/18/12		150,000	147,213
	Liberty Property, L.P.
	5.125%, due 3/2/15		100,000	88,464
	8.50%, due 8/1/10		100,000	104,791
	Mack-Cali Realty, L.P.
	5.05%, due 4/15/10		201,000	199,032
	Merrill Lynch & Co., Inc.
	Series C
	5.00%, due 1/15/15		150,000	131,373
	Series B
	5.30%, due 9/30/15		250,000	219,206
	5.70%, due 5/2/17		100,000	85,549
	5.77%, due 7/25/11		200,000	198,594
	6.00%, due 2/17/09		250,000	249,016
	6.05%, due 5/16/16		175,000	159,188
	6.40%, due 8/28/17		400,000	365,137
	6.875%, due 4/25/18		325,000	304,233
	Morgan Stanley
	4.75%, due 4/1/14		100,000	89,226
	Series E
	5.45%, due 1/9/17		425,000	368,494
	5.625%, due 1/9/12		350,000	342,679
	6.00%, due 4/28/15		275,000	258,249
	6.25%, due 8/28/17		400,000	361,752
	6.25%, due 8/9/26		100,000	85,551
	6.60%, due 4/1/12		175,000	175,709
	6.75%, due 4/15/11		100,000	101,637
	6.75%, due 10/15/13		175,000	173,961
	National Rural Utilities Cooperative Finance Corp.
	5.45%, due 2/1/18		150,000	145,348
	5.75%, due 8/28/09		250,000	254,291
	Series C
	7.25%, due 3/1/12		50,000	53,128
	8.00%, due 3/1/32		75,000	83,535
	Pricoa Global Funding I
	4.20%, due 1/15/10	(a)	100,000	99,673
	4.625%, due 6/25/12	(a)	100,000	96,721
	ProLogis
	5.625%, due 11/15/15		100,000	93,476
	5.625%, due 11/15/16		100,000	92,137
	6.625%, due 5/15/18		50,000	46,444
	Regency Centers, L.P.
	5.25%, due 8/1/15		100,000	91,591
	Simon Property Group, L.P.
	3.75%, due 1/30/09		50,000	49,515
	5.25%, due 12/1/16		200,000	176,681
	5.375%, due 8/28/08		100,000	100,012
	5.45%, due 3/15/13		100,000	95,981
	SLM Corp.
	5.625%, due 8/1/33		250,000	190,454
	Toyota Motor Credit Corp.
	4.25%, due 3/15/10		100,000	101,679
	5.45%, due 5/18/11		150,000	156,564
	Unilever Capital Corp.
	5.90%, due 11/15/32		100,000	95,574
	Washington Mutual Bank
	5.95%, due 5/20/13		375,000	258,750
	World Savings Bank FSB
	4.125%, due 12/15/09		100,000	99,225
				19,176,219

	Gas (0.1%)
	AGL Capital Corp.
	4.45%, due 4/15/13		100,000	95,051
	Atmos Energy Corp.
	4.00%, due 10/15/09		100,000	98,917
	Sempra Energy
	6.00%, due 2/1/13		100,000	102,471
				296,439

	Independent (1.1%)
	American General Finance Corp.
	Series H
	4.00%, due 3/15/11		250,000	220,892
	Ameriprise Financial, Inc.
	5.35%, due 11/15/10		100,000	99,270
	CIT Group, Inc.
	5.00%, due 2/13/14		100,000	73,009
	5.40%, due 1/30/16		150,000	106,829
	5.65%, due 2/13/17		100,000	71,424
	CitiFinancial Credit Co.
	8.70%, due 6/15/10		227,000	241,560
❖	General Electric Capital Corp.
	5.00%, due 1/8/16		375,000	361,250
	5.40%, due 2/15/17		200,000	193,549
	5.875%, due 1/14/38		525,000	471,466
	6.00%, due 6/15/12		1,125,000	1,162,897
	Series A
	6.75%, due 3/15/32		650,000	652,230
	HSBC Finance Corp.
	5.00%, due 6/30/15		250,000	237,284
	5.50%, due 1/19/16		850,000	820,181
	6.375%, due 10/15/11		550,000	563,193
	International Lease Finance Corp.
	Series O
	4.375%, due 11/1/09		250,000	240,129
	Toll Brothers Finance Corp.
	5.15%, due 5/15/15		50,000	41,939
				5,557,102

	Insurance (0.9%)
	Ace INA Holdings, Inc.
	5.70%, due 2/15/17		60,000	57,261
	5.875%, due 6/15/14		105,000	105,095
	Aegon Funding Corp.
	5.75%, due 12/15/20		100,000	87,122
	Allstate Corp. (The)
	5.00%, due 8/15/14		425,000	413,563
	7.20%, due 12/1/09		100,000	103,695
	American International Group, Inc.
	4.70%, due 10/1/10		100,000	97,759
	5.85%, due 1/16/18		300,000	269,093
	6.25%, due 5/1/36		200,000	169,993
	Aon Corp.
	7.375%, due 12/14/12		100,000	103,192
	Assurant, Inc.
	5.625%, due 2/15/14		100,000	93,291
	Berkshire Hathaway Finance Corp.
	4.85%, due 1/15/15		400,000	392,234
	Chubb Corp.
	5.20%, due 4/1/13		100,000	98,949
	5.75%, due 5/15/18		100,000	96,185
	CIGNA Corp.
	7.00%, due 1/15/11		125,000	128,329
	Everest Reinsurance Holdings, Inc.
	8.75%, due 3/15/10		100,000	103,909
	Genworth Financial, Inc.
	Class A
	4.95%, due 10/1/15		75,000	65,752
	5.75%, due 6/15/14		50,000	46,714
	Hartford Financial Services Group, Inc. (The)
	5.50%, due 10/15/16		75,000	71,320
	5.55%, due 8/16/08		100,000	100,044
	7.90%, due 6/15/10		100,000	104,882
	Hartford Life Global Funding Trusts
	5.20%, due 2/15/11		155,000	156,245
	Lincoln National Corp.
	4.75%, due 2/15/14		150,000	143,791
	Marsh & McLennan Cos., Inc.
	5.375%, due 7/15/14		100,000	94,770
	MetLife, Inc.
	5.00%, due 11/24/13		50,000	48,270
	5.00%, due 6/15/15		225,000	214,702
	5.70%, due 6/15/35		100,000	86,431
	6.125%, due 12/1/11		100,000	104,511
	Nationwide Financial Services, Inc.
	5.10%, due 10/1/15		25,000	24,178
	Principal Financial Group, Inc.
	6.05%, due 10/15/36		100,000	85,764
	Principal Life Income Funding Trust
	5.20%, due 11/15/10		50,000	49,602
	Progressive Corp. (The)
	6.25%, due 12/1/32		50,000	43,533
	Protective Life Corp.
	4.875%, due 11/1/14		100,000	94,002
	Prudential Financial, Inc.
	Series B
	5.10%, due 9/20/14		250,000	236,284
	5.70%, due 12/14/36		100,000	80,340
	St. Paul Travelers Cos., Inc. (The)
	5.50%, due 12/1/15		100,000	99,333
	6.75%, due 6/20/36		75,000	74,826
	Travelers Property Casualty Corp.
	5.00%, due 3/15/13		100,000	97,804
				4,442,768

Manufacturing (2.4%)
3M Co.
5.70%, due 3/15/37	150,000	149,779
Air Products & Chemicals, Inc.
4.15%, due 2/1/13	100,000	97,718
Alcoa, Inc.
5.72%, due 2/23/19	187,000	170,254
5.95%, due 2/1/37	100,000	84,846
Black & Decker Corp.
4.75%, due 11/1/14	50,000	45,278
Boeing Co. (The)
6.125%, due 2/15/33	250,000	246,716
Caterpillar, Inc.
6.05%, due 8/15/36	313,000	304,761
Centex Corp.
5.125%, due 10/1/13	50,000	40,375
7.50%, due 1/15/12	100,000	89,500
Cooper Industries, Inc.
5.25%, due 11/15/12	50,000	50,243
CRH America, Inc.
5.30%, due 10/15/13	100,000	91,905
6.00%, due 9/30/16	100,000	88,835
D.R. Horton, Inc.
4.875%, due 1/15/10	100,000	92,000
5.00%, due 1/15/09	230,000	225,400
8.00%, due 2/1/09	100,000	99,500
DaimlerChrysler N.A. Holding Corp.
4.875%, due 6/15/10	100,000	100,150
7.75%, due 1/18/11	150,000	157,380
8.50%, due 1/18/31	300,000	321,074
Deere & Co.
7.125%, due 3/3/31	125,000	134,484
Dow Chemical Co. (The)
6.00%, due 10/1/12	200,000	204,621
8.55%, due 10/15/09	50,000	51,957
E.I. du Pont de Nemours & Co.
4.75%, due 11/15/12	280,000	280,841
Eastman Chemical Co.
7.25%, due 1/15/24	100,000	100,292
Electronic Data Systems Corp.
Series B
6.50%, due 8/1/13	100,000	105,110
Emerson Electric Co.
7.125%, due 8/15/10	450,000	479,862
General Dynamics Corp.
4.25%, due 5/15/13	100,000	99,269
General Electric Co.
5.25%, due 12/6/17	500,000	484,406
Goodrich Corp.
7.00%, due 4/15/38	50,000	52,048
Hewlett-Packard Co.
5.25%, due 3/1/12	350,000	359,914
Honeywell International, Inc.
5.625%, due 8/1/12	250,000	259,979
5.70%, due 3/15/37	100,000	92,331
6.125%, due 11/1/11	100,000	106,307
ICI Wilmington, Inc.
4.375%, due 12/1/08	100,000	100,066
International Business Machines Corp.
4.25%, due 9/15/09	150,000	151,065
5.70%, due 9/14/17	200,000	202,966
5.875%, due 11/29/32	100,000	96,421
6.50%, due 1/15/28	100,000	102,106
7.50%, due 6/15/13	100,000	111,483
8.375%, due 11/1/19	100,000	121,032
International Paper Co.
5.25%, due 4/1/16	100,000	84,380
5.85%, due 10/30/12	25,000	23,679
Johnson Controls, Inc.
5.50%, due 1/15/16	50,000	48,038
6.00%, due 1/15/36	50,000	43,881
Lennar Corp.
Series B
5.50%, due 9/1/14	50,000	35,750
Litton Industries, Inc.
8.00%, due 10/15/09	100,000	104,517
Lockheed Martin Corp.
7.65%, due 5/1/16	250,000	279,338
Lubrizol Corp.
5.50%, due 10/1/14	100,000	95,339
Masco Corp.
4.80%, due 6/15/15	200,000	170,854
MDC Holdings, Inc.
5.375%, due 7/1/15	50,000	45,539
MeadWestvaco Corp.
6.85%, due 4/1/12	100,000	100,120
Monsanto Co.
7.375%, due 8/15/12	100,000	110,018
Newmont Mining Corp.
8.625%, due 5/15/11	50,000	54,004
Northrop Grumman Corp.
7.125%, due 2/15/11	100,000	105,514
7.75%, due 3/1/16	250,000	279,137
7.75%, due 2/15/31	50,000	56,672
7.875%, due 3/1/26	100,000	115,876
Nucor Corp.
5.00%, due 12/1/12	245,000	246,591
Owens Corning, Inc.
6.50%, due 12/1/16	100,000	90,265
Pitney Bowes, Inc.
3.875%, due 6/15/13	150,000	141,922
5.75%, due 9/15/17	100,000	98,740
Praxair, Inc.
3.95%, due 6/1/13	200,000	192,942
Pulte Homes, Inc.
7.875%, due 8/1/11	400,000	386,000
Raytheon Co.
6.40%, due 12/15/18	200,000	208,046
Rohm & Haas Co.
7.85%, due 7/15/29	100,000	105,185
Textron, Inc.
4.50%, due 8/1/10	100,000	99,324
United Technologies Corp.
4.875%, due 5/1/15	300,000	299,004
5.40%, due 5/1/35	100,000	90,451
6.35%, due 3/1/11	550,000	577,930
VF Corp.
6.45%, due 11/1/37	50,000	45,275
Vulcan Materials Co.
5.60%, due 11/30/12	75,000	74,399
6.00%, due 4/1/09	250,000	252,977
6.30%, due 6/15/13	150,000	152,391
Weyerhaeuser Co.
6.75%, due 3/15/12	200,000	205,914
7.375%, due 3/15/32	100,000	95,370
Xerox Corp.
6.35%, due 5/15/18	100,000	96,735
6.40%, due 3/15/16	160,000	157,804
		11,522,195

Service (2.4%)
Abbott Laboratories
5.875%, due 5/15/16	200,000	205,736
6.15%, due 11/30/37	100,000	99,317
Aetna, Inc.
6.00%, due 6/15/16	175,000	173,091
7.875%, due 3/1/11	100,000	105,638
Allergan, Inc.
5.75%, due 4/1/16	50,000	48,796
Amgen, Inc.
4.85%, due 11/18/14	100,000	96,023
5.85%, due 6/1/17	150,000	150,190
Baxter International, Inc.
4.625%, due 3/15/15	50,000	48,111
5.90%, due 9/1/16	100,000	102,378
Bristol-Myers Squibb Co.
5.875%, due 11/15/36	150,000	139,015
7.15%, due 6/15/23	50,000	54,820
Cardinal Health, Inc.
6.00%, due 6/15/17	100,000	98,777
Clear Channel Communications, Inc.
5.50%, due 9/15/14	100,000	54,500
6.875%, due 6/15/18	100,000	54,000
Clorox Co. (The)
5.00%, due 1/15/15	50,000	47,324
Comcast Cable Communications Holdings, Inc.
8.375%, due 3/15/13	250,000	275,983
Comcast Cable Communications, Inc.
7.125%, due 6/15/13	400,000	422,600
Comcast Corp.
4.95%, due 6/15/16	100,000	92,125
5.65%, due 6/15/35	200,000	166,315
5.875%, due 2/15/18	275,000	264,793
6.45%, due 3/15/37	250,000	228,893
Cox Communications, Inc.
3.875%, due 10/1/08	40,000	39,966
5.45%, due 12/15/14	100,000	96,710
7.125%, due 10/1/12	200,000	209,116
Eli Lilly & Co.
4.50%, due 3/15/18	100,000	93,815
7.125%, due 6/1/25	100,000	111,651
Fortune Brands, Inc.
5.375%, due 1/15/16	100,000	92,248
5.875%, due 1/15/36	25,000	19,795
Genentech, Inc.
4.75%, due 7/15/15	100,000	96,371
GlaxoSmithKline Capital, Inc.
4.375%, due 4/15/14	200,000	193,548
6.375%, due 5/15/38	250,000	248,811
Historic TW, Inc.
6.625%, due 5/15/29	250,000	225,756
Johnson & Johnson
5.15%, due 7/15/18	250,000	253,865
5.55%, due 8/15/17	100,000	104,472
6.95%, due 9/1/29	100,000	114,945
Kimberly-Clark Corp.
6.375%, due 1/1/28	100,000	98,733
6.625%, due 8/1/37	100,000	103,487
Marriott International, Inc.
Series J
5.625%, due 2/15/13	50,000	46,883
McKesson Corp.
5.70%, due 3/1/17	50,000	48,354
Medtronic, Inc.
Series B
4.75%, due 9/15/15	50,000	48,846
Merck & Co., Inc.
4.75%, due 3/1/15	400,000	396,255
News America, Inc.
5.30%, due 12/15/14	300,000	295,537
6.40%, due 12/15/35	175,000	162,139
7.25%, due 5/18/18	100,000	106,235
Oracle Corp.
5.00%, due 1/15/11	300,000	306,475
5.25%, due 1/15/16	250,000	247,350
5.75%, due 4/15/18	150,000	149,653
Pfizer, Inc.
4.65%, due 3/1/18	300,000	289,204
Quest Diagnostics, Inc.
5.125%, due 11/1/10	50,000	50,037
7.50%, due 7/12/11	50,000	52,850
R.R. Donnelley & Sons Co.
5.50%, due 5/15/15	100,000	91,719
Republic Services, Inc.
6.75%, due 8/15/11	50,000	50,991
Schering-Plough Corp.
6.00%, due 9/15/17	250,000	246,864
6.75%, due 12/1/33	100,000	99,915
Science Applications International Corp.
6.25%, due 7/1/12	100,000	103,244
Teva Pharmaceutical Finance LLC
6.15%, due 2/1/36	50,000	45,373
Time Warner Cable, Inc.
6.55%, due 5/1/37	275,000	253,199
6.75%, due 7/1/18	250,000	252,114
Time Warner Cos., Inc.
6.95%, due 1/15/28	200,000	187,739
Time Warner, Inc.
7.625%, due 4/15/31	375,000	371,703
UnitedHealth Group, Inc.
5.00%, due 8/15/14	200,000	185,358
5.375%, due 3/15/16	100,000	93,465
6.00%, due 6/15/17	330,000	313,030
Viacom, Inc.
5.625%, due 8/15/12	350,000	336,068
5.75%, due 4/30/11	50,000	49,531
6.875%, due 4/30/36	250,000	225,003
Walt Disney Co. (The)
Series B
5.875%, due 12/15/17	125,000	129,309
6.375%, due 3/1/12	250,000	266,513
Waste Management, Inc.
5.00%, due 3/15/14	50,000	46,323
7.125%, due 12/15/17	100,000	102,699
7.75%, due 5/15/32	75,000	76,133
WellPoint, Inc.
5.95%, due 12/15/34	250,000	210,470
6.80%, due 8/1/12	100,000	103,764
Western Union Co. (The)
5.93%, due 10/1/16	130,000	125,672
Wyeth
5.50%, due 3/15/13	300,000	307,208
6.00%, due 2/15/36	200,000	191,695
6.45%, due 2/1/24	100,000	101,787
Wyndham Worldwide Corp.
6.00%, due 12/1/16	50,000	42,964
		11,841,385

Telecom (1.0%)
AT&T, Inc.
6.30%, due 1/15/38	300,000	282,235
6.80%, due 5/15/36	265,000	262,806
BellSouth Corp.
6.00%, due 11/15/34	100,000	90,185
6.875%, due 10/15/31	250,000	247,650
CenturyTel, Inc.
Series H
8.375%, due 10/15/10	100,000	103,886
Cingular Wireless LLC
6.50%, due 12/15/11	100,000	104,194
Cisco Systems, Inc.
5.50%, due 2/22/16	425,000	429,814
Embarq Corp.
7.995%, due 6/1/36	200,000	180,375
Harris Corp.
5.00%, due 10/1/15	50,000	48,042
Motorola, Inc.
7.50%, due 5/15/25	100,000	89,444
New Cingular Wireless Services, Inc.
8.125%, due 5/1/12	100,000	109,724
8.75%, due 3/1/31	100,000	116,460
SBC Communications, Inc.
5.10%, due 9/15/14	700,000	686,266
6.15%, due 9/15/34	250,000	231,509
Sprint Capital Corp.
6.875%, due 11/15/28	300,000	237,750
7.625%, due 1/30/11	100,000	97,000
8.375%, due 3/15/12	500,000	491,250
8.75%, due 3/15/32	100,000	89,250
Verizon Communications, Inc.
5.85%, due 9/15/35	300,000	263,033
6.10%, due 4/15/18	170,000	169,601
6.40%, due 2/15/38	175,000	163,277
Verizon Global Funding Corp.
7.75%, due 12/1/30	350,000	363,776
		4,857,527

Transportation (0.4%)
Burlington Northern Santa Fe Corp.
6.15%, due 5/1/37		175,000	161,523
6.20%, due 8/15/36		50,000	46,381
7.125%, due 12/15/10		100,000	104,766
CSX Corp.
5.60%, due 5/1/17		100,000	89,264
CSX Transportation, Inc.
7.875%, due 5/15/43		100,000	99,611
Norfolk Southern Corp.
7.05%, due 5/1/37		100,000	104,338
7.25%, due 2/15/31		100,000	105,202
Southwest Airlines Co.
5.25%, due 10/1/14		75,000	67,728
TTX Co.
5.00%, due 4/1/12	(a)	100,000	104,113
Union Pacific Corp.
5.375%, due 5/1/14		250,000	245,838
5.65%, due 5/1/17		100,000	96,550
5.75%, due 11/15/17		100,000	97,119
6.125%, due 1/15/12		100,000	103,313
6.65%, due 1/15/11		100,000	103,042
7.00%, due 2/1/16		50,000	53,294
United Parcel Service
6.20%, due 1/15/38		200,000	198,386
			1,780,468

Water (0.0%)	‡
American Water Capital Corp.
6.085%, due 10/15/17		100,000	95,949

Total Corporate Bonds
(Cost $97,599,269)			92,922,215

	Principal
	Amount	Value
Foreign Government Bonds (1.9%)
Foreign Governments (1.9%)
Canadian Government
5.25%, due 11/5/08	500,000	503,679
Malaysian Government
7.50%, due 7/15/11	100,000	108,212
Province of British Columbia
5.375%, due 10/29/08	250,000	251,735
Province of Manitoba
5.50%, due 10/1/08	250,000	251,034
Province of Ontario
4.95%, due 11/28/16	750,000	763,713
Province of Quebec
5.125%, due 11/14/16	635,000	651,484
Series NJ
7.50%, due 7/15/23	302,000	371,896
Republic of Brazil
6.00%, due 1/17/17	2,400,000	2,451,600
Republic of Chile
5.50%, due 1/15/13	100,000	104,310
Republic of Colombia
7.375%, due 1/27/17	500,000	547,500
Republic of Italy
6.875%, due 9/27/23	750,000	881,705
Republic of Poland
5.25%, due 1/15/14	100,000	102,006
Republic of South Africa
7.375%, due 4/25/12	100,000	106,250
United Mexican States
Series
5.875%, due 1/15/14	750,000	774,375
Series MTN
6.375%, due 1/16/13	900,000	947,250
Series MTNA
6.75%, due 9/27/34	150,000	161,325
7.50%, due 1/14/12	250,000	271,125

Total Foreign Government Bonds
(Cost $9,141,709)		9,249,199

			Principal
			Amount	Value
	Mortgage-Backed Securities (0.2%)
	Commercial Mortgage Loans (Collateralized
	Mortgage Obligations) (0.2%)
	Bear Stearns Commercial Mortgage Securities
	Series 2006-PW13, Class A3
	5.518%, due 9/11/41		500,000	475,020
	Morgan Stanley Capital I
	Series 2007-IQ14, Class AAB
	5.654%, due 4/15/49	(c)	500,000	473,702

	Total Mortgage-Backed Securities
	(Cost $1,004,853)			948,722

			Principal
			Amount	Value
	U.S. Government & Federal Agencies (73.7%)

❖	Federal Home Loan Bank (1.1%)
	4.875%, due 5/14/10		5,000,000	5,149,960

❖	Federal Home Loan Mortgage Corporation (3.4%)
	4.00%, due 12/15/09	(d)	7,750,000	7,853,222
	4.125%, due 7/12/10		1,085,000	1,104,547
	4.50%, due 7/15/13		1,000,000	1,020,715
	4.50%, due 1/15/15		2,000,000	2,021,830
	4.875%, due 2/9/10		1,500,000	1,540,883
	4.875%, due 6/13/18		2,000,000	2,032,318
	5.00%, due 7/15/14		1,000,000	1,040,093
				16,613,608

❖	Federal Home Loan Mortgage Corporation
	(Mortgage Pass-Through Securities) (19.4%)
	4.00%, due 8/1/20		2,400,491	2,238,739
	4.50%, due 4/1/20		7,088,056	6,878,460
	4.50%, due 11/1/20		112,011	108,209
	4.50%, due 5/1/23		495,888	475,026
	4.50%, due 6/1/23		495,692	474,838
	4.50%, due 8/1/33		343,195	316,769
	4.50%, due 6/1/34		463,757	427,033
	4.50%, due 5/1/35		840,779	772,624
	4.50%, due 6/1/35		814,715	748,672
	4.50%, due 8/1/35		817,515	751,245
	4.50%, due 3/1/36		384,739	353,551
	5.00%, due 5/1/18		3,722,772	3,691,288
	5.00%, due 6/1/18		1,799,069	1,783,854
	5.00%, due 11/1/21		335,916	330,136
	5.00%, due 5/1/22		1,406,973	1,381,145
	5.00%, due 10/1/22		125,092	122,795
	5.00%, due 8/1/35		7,737,390	7,374,781
	5.00%, due 10/1/36		216,182	205,646
	5.00%, due 6/1/37		8,730,337	8,291,183
	5.00%, due 3/1/38		479,114	455,014
	5.00%, due 4/1/38		995,981	945,881
	5.50%, due 2/1/18		486,891	491,903
	5.50%, due 1/1/22		906,229	909,327
	5.50%, due 1/1/23		430,475	431,720
	5.50%, due 2/1/23		145,502	145,923
	5.50%, due 3/1/23		941,900	944,530
	5.50%, due 6/1/23		498,169	499,560
	5.50%, due 9/1/35		941,593	923,634
	5.50%, due 9/1/36		49,205	48,182
	5.50%, due 10/1/36		2,045,043	2,002,523
	5.50%, due 4/1/37		13,560,884	13,270,455
	5.50%, due 6/1/37		3,351,743	3,279,960
	5.50%, due 7/1/37		2,336,552	2,286,511
	5.50%, due 8/1/37		2,920,083	2,857,545
	5.50%, due 9/1/37		1,734,000	1,697,466
	5.50%, due 10/1/37		927,977	908,102
	5.50%, due 11/1/37		6,602,413	6,461,011
	5.50%, due 1/1/38		968,479	948,342
	5.50%, due 7/1/38		1,000,000	978,583
	6.00%, due 8/1/17		381,323	389,300
	6.00%, due 6/1/21		623,640	636,787
	6.00%, due 9/1/21		836,086	853,712
	6.00%, due 11/1/22		390,224	398,372
	6.00%, due 8/1/36		3,180,058	3,201,821
	6.00%, due 4/1/37		461,003	463,870
	6.00%, due 7/1/37		810,383	815,423
	6.00%, due 9/1/37		1,746,610	1,757,472
	6.00%, due 11/1/37		3,547,160	3,569,218
6.50%, due 4/1/11	2,505	2,604
6.50%, due 5/1/11	3,467	3,593
6.50%, due 10/1/11	2,120	2,211
6.50%, due 6/1/14	20,687	21,629
6.50%, due 4/1/17	18,906	19,613
6.50%, due 5/1/17	38,284	39,726
6.50%, due 12/1/24	57,410	59,209
6.50%, due 11/1/25	42,219	43,947
6.50%, due 5/1/26	2,789	2,898
6.50%, due 3/1/27	11,782	12,225
6.50%, due 5/1/31	28,448	29,446
6.50%, due 8/1/31	22,281	23,064
6.50%, due 1/1/32	127,098	131,559
6.50%, due 3/1/32	122,073	126,299
6.50%, due 4/1/32	39,628	40,994
6.50%, due 7/1/32	35,285	36,502
6.50%, due 1/1/34	87,274	90,037
6.50%, due 8/1/36	733,939	754,886
6.50%, due 1/1/37	1,507,585	1,550,614
7.00%, due 6/1/11	3,637	3,790
7.00%, due 11/1/11	1,515	1,582
7.00%, due 4/1/26	12,275	12,975
7.00%, due 7/1/26	1,293	1,367
7.00%, due 12/1/27	21,776	23,014
7.00%, due 1/1/30	10,241	10,797
7.00%, due 3/1/31	42,996	45,278
7.00%, due 10/1/31	24,315	25,606
7.00%, due 3/1/32	96,333	101,448
7.00%, due 9/1/33	375,155	394,607
7.00%, due 11/1/36	279,271	292,269
7.00%, due 12/1/37	870,356	911,491
7.50%, due 1/1/16	10,102	10,566
7.50%, due 1/1/26	3,212	3,474
7.50%, due 11/1/26	1,202	1,300
7.50%, due 2/1/30	3,184	3,433
7.50%, due 2/1/32	54,272	58,464
8.00%, due 7/1/26	6,973	7,532
		94,198,190

❖	Federal National Mortgage Association (4.2%)
	4.625%, due 10/15/13		2,000,000	2,052,292
	4.875%, due 5/18/12		7,000,000	7,246,911
	5.00%, due 5/11/17	(d)	5,250,000	5,398,202
	5.50%, due 3/15/11		5,000,000	5,256,200
	6.21%, due 8/6/38		475,000	531,848
				20,485,453

❖	Federal National Mortgage Association
	(Mortgage Pass-Through Securities) (15.9%)
	4.00%, due 3/1/22	455,820	424,314
	4.50%, due 6/1/19	50,398	48,971
	4.50%, due 2/1/23	422,333	405,093
	4.50%, due 3/1/23	500,000	479,590
	4.50%, due 5/1/23	497,859	477,537
	5.00%, due 3/1/21	45,005	44,301
	5.00%, due 6/1/22	1,183,061	1,163,192
	5.00%, due 4/1/23	477,634	469,565
	5.00%, due 12/1/34	255,980	244,464
	5.00%, due 7/1/35	1,627,112	1,551,875
	5.00%, due 9/1/35	292,000	278,498
	5.00%, due 5/1/37	12,145,750	11,543,599
	5.00%, due 11/1/37	1,000,000	950,423
	5.00%, due 4/1/38	999,999	950,322
	5.00%, due 6/1/38	498,587	473,818
	5.50%, due 8/1/17	63,271	64,040
	5.50%, due 7/1/22	993,248	997,674
	5.50%, due 5/1/35	643,999	632,320
	5.50%, due 6/1/35	368,486	361,803
	5.50%, due 7/1/35	1,803,374	1,770,669
	5.50%, due 8/1/35	1,036,141	1,017,351
	5.50%, due 9/1/35	723,671	710,547
	5.50%, due 11/1/35	3,865,676	3,795,571
	5.50%, due 4/1/36	797,107	782,651
	5.50%, due 6/1/36	799,756	784,127
	5.50%, due 1/1/37	987,341	968,047
	5.50%, due 4/1/37	984,966	964,893
	5.50%, due 7/1/37	986,325	966,225
	5.50%, due 8/1/37	490,896	480,892
	5.50%, due 12/1/37	1,000,001	979,621
	5.50%, due 2/1/38	3,432,353	3,362,062
	6.00%, due 6/1/16	78,972	80,958
	6.00%, due 7/1/16	28,040	28,745
	6.00%, due 9/1/16	43,063	44,146
	6.00%, due 9/1/17	29,756	30,495
	6.00%, due 1/1/36	30,839	31,060
	6.00%, due 7/1/36	7,486,887	7,532,277
	6.00%, due 8/1/36	987,669	993,657
	6.00%, due 9/1/36	2,047,241	2,059,654
	6.00%, due 10/1/36	1,158,456	1,165,479
	6.00%, due 11/1/36	733,455	737,902
	6.00%, due 12/1/36	484,829	487,768
	6.00%, due 4/1/37	2,500,211	2,515,038
	6.00%, due 6/1/37	908,814	913,988
	6.00%, due 7/1/37	7,222,049	7,263,168
	6.00%, due 8/1/37	870,756	875,714
	6.00%, due 2/1/38	2,445,142	2,459,064
	6.00%, due 4/1/38	979,865	985,444
	6.50%, due 3/1/11	180	187
	6.50%, due 4/1/11	2,926	3,037
	6.50%, due 6/1/11	277	288
	6.50%, due 9/1/11	6,216	6,482
	6.50%, due 10/1/11	29,378	30,587
	6.50%, due 11/1/11	4,169	4,350
	6.50%, due 6/1/15	74,320	77,760
	6.50%, due 4/1/27	13,955	14,475
	6.50%, due 2/1/28	12,935	13,417
	6.50%, due 7/1/32	19,653	20,324
	6.50%, due 8/1/32	276,700	286,153
	6.50%, due 9/1/32	4,051	4,189
	6.50%, due 1/1/35	550,083	566,127
	6.50%, due 8/1/35	450,027	463,153
6.50%, due 9/1/35	25,473	26,216
6.50%, due 3/1/36	187,846	193,149
6.50%, due 4/1/36	1,041,872	1,071,283
6.50%, due 7/1/36	1,058,693	1,088,579
6.50%, due 8/1/36	397,055	408,264
6.50%, due 9/1/36	732,443	753,120
6.50%, due 10/1/36	309,477	318,213
6.50%, due 11/1/36	392,725	403,811
6.50%, due 8/1/37	975,546	1,002,878
6.50%, due 10/1/37	897,113	922,248
6.50%, due 11/1/37	411,354	422,879
6.50%, due 12/1/37	464,977	478,005
6.50%, due 2/1/38	941,022	967,386
7.00%, due 2/1/09	3,522	3,531
7.00%, due 5/1/11	1,536	1,603
7.00%, due 6/1/11	3,715	3,875
7.00%, due 10/1/11	243	253
7.00%, due 11/1/11	8,931	9,336
7.00%, due 9/1/37	499,599	523,199
7.00%, due 10/1/37	34,747	36,388
7.00%, due 11/1/37	417,929	437,671
7.50%, due 7/1/30	10,539	11,335
7.50%, due 7/1/31	57,658	61,954
7.50%, due 8/1/31	758	815
8.00%, due 8/1/10	340	350
8.00%, due 9/1/11	973	1,012
8.00%, due 11/1/11	4,154	4,346
8.00%, due 1/1/25	236	257
8.00%, due 6/1/25	364	395
8.00%, due 9/1/25	1,531	1,662
8.00%, due 2/1/26	1,097	1,191
8.00%, due 9/1/26	9,090	9,858
8.00%, due 10/1/26	1,696	1,839
8.00%, due 11/1/26	2,110	2,288
8.00%, due 4/1/27	3,701	4,014
8.00%, due 6/1/27	21,028	22,811
8.00%, due 12/1/27	9,137	9,736
8.00%, due 1/1/28	33,127	35,935
		77,080,826

❖	Freddie Mac (0.6%)
	5.125%, due 10/18/16	2,930,000	3,038,639

❖	Government National Mortgage Association
	(Mortgage Pass-Through Securities) (4.0%)
	5.00%, due 4/20/33	309,253	297,653
	5.00%, due 8/15/33	485,102	470,675
	5.00%, due 2/15/36	392,277	379,753
	5.00%, due 4/15/36	320,728	310,488
	5.00%, due 6/20/36	865,621	831,818
	5.00%, due 5/15/38	499,420	483,085
	5.00%, due 7/15/38	500,000	483,646
	5.50%, due 7/15/34	478,605	476,162
	5.50%, due 7/20/34	289,032	286,378
	5.50%, due 4/15/35	600,499	597,058
	5.50%, due 9/15/35	687,384	683,446
	5.50%, due 10/15/35	241,323	239,940
	5.50%, due 12/20/35	773,721	765,979
	5.50%, due 5/15/36	822,039	816,816
	5.50%, due 1/15/37	430,666	427,660
	5.50%, due 4/15/37	434,887	431,852
	5.50%, due 11/15/37	475,238	471,921
	5.50%, due 1/15/38	485,606	482,217
	5.50%, due 4/15/38	494,875	491,421
	5.50%, due 6/15/38	998,971	991,999
	6.00%, due 3/20/29	71,761	72,871
	6.00%, due 1/15/32	112,567	114,315
	6.00%, due 12/15/32	67,416	68,462
	6.00%, due 3/20/33	400,483	405,305
	6.00%, due 2/15/34	315,636	320,140
	6.00%, due 1/20/35	231,761	234,154
	6.00%, due 6/15/35	314,149	318,435
	6.00%, due 9/15/35	420,904	426,648
	6.00%, due 5/15/36	699,245	708,341
	6.00%, due 9/15/36	357,141	361,787
	6.00%, due 10/15/36	889,815	901,390
	6.00%, due 5/15/37	323,819	327,934
	6.00%, due 6/15/37	392,567	397,544
	6.00%, due 8/15/37	477,418	483,485
	6.00%, due 11/15/37	390,194	395,152
	6.00%, due 12/15/37	500,000	506,354
	6.00%, due 1/15/38	484,187	490,340
	6.50%, due 3/20/31	49,904	51,560
	6.50%, due 1/15/32	71,031	73,576
	6.50%, due 6/15/35	4,611	4,763
	6.50%, due 12/15/35	328,412	339,051
	6.50%, due 1/15/36	550,681	568,343
	6.50%, due 9/15/36	320,017	330,280
	6.50%, due 9/15/37	472,967	487,994
	6.50%, due 10/15/37	424,862	438,360
	7.00%, due 11/15/11	9,012	9,297
	7.00%, due 2/15/26	5,341	5,716
	7.00%, due 4/15/26	2,211	2,366
	7.00%, due 6/15/29	632	675
	7.00%, due 12/15/29	6,958	7,436
	7.00%, due 5/15/31	2,781	2,968
	7.00%, due 8/15/31	26,704	28,492
	7.00%, due 8/20/31	58,440	62,206
	7.00%, due 8/15/32	99,166	105,825
	7.50%, due 1/15/09	37	38
	7.50%, due 9/15/11	21,883	22,776
	7.50%, due 3/15/26	5,440	5,850
	7.50%, due 10/15/26	11,139	11,980
	7.50%, due 11/15/26	1,467	1,577
	7.50%, due 1/15/30	16,145	17,334
	7.50%, due 10/15/30	11,869	12,743
	7.50%, due 3/15/32	47,425	50,922
	8.00%, due 6/15/26	425	465
	8.00%, due 9/15/26	1,755	1,919
	8.00%, due 10/15/26	627	685
	8.00%, due 11/15/26	2,312	2,522
	8.00%, due 5/15/27	655	716
	8.00%, due 7/15/27	1,274	1,393
	8.00%, due 9/15/27	836	914
	8.00%, due 11/15/30	38,565	42,175
	8.50%, due 7/15/26	1,276	1,402
	8.50%, due 11/15/26	6,559	7,206
			19,654,149

❖	United States Treasury Bonds (4.0%)
	4.375%, due 2/15/38	(d)	4,525,000	4,360,616
	4.75%, due 2/15/37		3,990,000	4,073,543
	5.00%, due 5/15/37		325,000	345,287
	5.375%, due 2/15/31		1,007,000	1,106,520
	6.25%, due 8/15/23		2,600,000	3,080,594
	6.75%, due 8/15/26		1,000,000	1,259,141
	7.50%, due 11/15/16		403,000	504,002
	8.75%, due 5/15/17		252,000	339,570
	8.875%, due 2/15/19		2,802,000	3,901,785
	9.875%, due 11/15/15		302,000	420,983
				19,392,041

❖	United States Treasury Notes (21.1%)
	2.625%, due 5/31/10	(d)	8,460,000	8,485,118
	2.875%, due 6/30/10	(d)	2,900,000	2,921,071
	2.875%, due 1/31/13	(d)	7,105,000	7,019,520
	3.25%, due 12/31/09		2,100,000	2,126,741
	3.50%, due 8/15/09		2,000,000	2,024,844
	3.50%, due 5/31/13	(d)	13,290,000	13,437,439
	3.50%, due 2/15/18	(d)	13,650,000	13,151,993
	3.875%, due 10/31/12		100,000	103,031
	4.25%, due 10/15/10	(d)	20,000,000	20,731,240
	4.25%, due 8/15/15	(d)	2,000,000	2,087,656
	4.50%, due 3/31/12		1,700,000	1,787,125
	4.625%, due 12/31/11		2,050,000	2,160,827
	4.625%, due 7/31/12	(d)	7,800,000	8,250,325
	4.75%, due 5/31/12	(d)	8,915,000	9,458,958
	4.875%, due 4/30/11		1,500,000	1,582,851
	4.875%, due 6/30/12		3,500,000	3,731,329
	5.125%, due 5/15/16		3,000,000	3,279,843
				102,339,911

	Total U.S. Government & Federal Agencies
	(Cost $355,554,777)			357,952,777

		Principal
		Amount	Value
Yankee Bonds (3.7%)	(e)
Banks (1.1%)
Abbey National PLC
7.95%, due 10/26/29		100,000	102,512
Bank of Tokyo-Mitsubishi, Ltd. (The)
8.40%, due 4/15/10		100,000	105,380
Deutsche Bank A.G./London
6.00%, due 9/1/17		325,000	325,315
Eksportfinans A/S
5.50%, due 5/25/16		200,000	209,261
HSBC Bank PLC
6.95%, due 3/15/11		200,000	206,934
HSBC Holdings PLC
7.50%, due 7/15/09		250,000	256,377
Inter-American Development Bank
6.80%, due 10/15/25		604,000	719,691
Korea Development Bank
5.30%, due 1/17/13		125,000	123,667
Kreditanstalt fuer Wiederaufbau
4.50%, due 7/16/18		350,000	347,471
Series G
4.875%, due 1/17/17		1,000,000	1,030,988
Landwirtschaftliche Rentenbank
5.125%, due 2/1/17		375,000	391,895
Oesterreichische Kontrollbank A.G.
4.75%, due 10/16/12		500,000	516,810
Royal Bank of Canada
5.65%, due 7/20/11		150,000	154,432
Royal Bank of Scotland Group PLC
5.00%, due 11/12/13		100,000	99,810
5.05%, due 1/8/15		100,000	95,382
Santander Financial Issuances
6.375%, due 2/15/11		100,000	103,667
UBS A.G.
5.875%, due 7/15/16		125,000	122,003
5.875%, due 12/20/17		200,000	194,553
Westpac Banking Corp.
4.625%, due 6/1/18		50,000	43,006
			5,149,154

Consumer (0.1%)
Diageo Capital PLC
5.125%, due 1/30/12		100,000	100,777
5.875%, due 9/30/36		150,000	135,920
Molson Coors Capital Finance ULC
4.85%, due 9/22/10		250,000	250,738
			487,435

Electric (0.1%)
Hydro Quebec
Series JL
6.30%, due 5/11/11		250,000	265,979
Scottish Power PLC
5.375%, due 3/15/15		100,000	96,196
			362,175

Energy (0.6%)
Anadarko Finance Co.
6.75%, due 5/1/11		100,000	104,042
Apache Finance Canada Corp.
4.375%, due 5/15/15		100,000	95,408
Canadian Natural Resources, Ltd.
5.45%, due 10/1/12		250,000	250,597
5.85%, due 2/1/35		105,000	94,170
6.50%, due 2/15/37		75,000	72,952
EnCana Corp.
4.75%, due 10/15/13		100,000	96,150
6.30%, due 11/1/11		100,000	102,265
6.50%, due 8/15/34		85,000	81,946
6.50%, due 2/1/38		125,000	120,159
Nexen, Inc.
5.20%, due 3/10/15		350,000	333,060
Norsk Hydro ASA
7.75%, due 6/15/23		125,000	142,232
Petrobras International Finance Co.
5.875%, due 3/1/18		150,000	146,501
Petro-Canada
4.00%, due 7/15/13		100,000	94,187
6.05%, due 5/15/18		225,000	220,737
Suncor Energy, Inc.
6.10%, due 6/1/18		100,000	100,129
6.50%, due 6/15/38		100,000	95,857
Talisman Energy, Inc.
5.125%, due 5/15/15		50,000	46,818
6.25%, due 2/1/38		55,000	48,547
TransCanada Pipelines, Ltd.
4.00%, due 6/15/13		100,000	94,148
5.85%, due 3/15/36		100,000	86,498
Transocean, Inc.
6.00%, due 3/15/18		125,000	126,713
7.375%, due 4/15/18		100,000	108,892
Weatherford International, Inc.
4.95%, due 10/15/13		100,000	98,055
6.35%, due 6/15/17		225,000	227,558
			2,987,621

Finance - Other (0.2%)
Banque Paribas/New York
6.875%, due 3/1/09		310,000	315,810
ConocoPhilips Canada Funding Co.
5.625%, due 10/15/16		375,000	380,991
UFJ Finance Aruba AEC
6.75%, due 7/15/13		100,000	103,727
			800,528

Foreign Sovereign (0.1%)
International Bank of Reconstruction & Development
(zero coupon), due 3/11/31		504,000	152,189
Svensk Exportkredit AB
5.125%, due 3/1/17		200,000	204,785
			356,974

Independent (0.1%)
CIT Group Co. of Canada
5.20%, due 6/1/15		300,000	211,308
Rio Tinto Finance USA, Ltd.
2.625%, due 9/30/08		250,000	249,435
			460,743

Insurance (0.0%)	‡
Axa S.A.
8.60%, due 12/15/30		105,000	107,556

Manufacturing (0.4%)
Alcan, Inc.
5.00%, due 6/1/15		100,000	94,495
5.75%, due 6/1/35		50,000	41,589
6.45%, due 3/15/11		100,000	103,388
ArcelorMittal
6.125%, due 6/1/18	(a)(e)	125,000	120,038
Barrick Gold Finance Co.
4.875%, due 11/15/14		50,000	47,004
BHP Billiton Finance USA, Ltd.
4.80%, due 4/15/13		100,000	98,261
5.25%, due 12/15/15		300,000	287,455
Celulosa Arauco y Constitucion S.A.
5.625%, due 4/20/15		50,000	48,567
Hanson PLC
6.125%, due 8/15/16		100,000	97,189
Inco, Ltd.
5.70%, due 10/15/15		100,000	95,555
Ingersoll-Rand Co.
4.75%, due 5/15/15		50,000	47,206
Koninklijke Philips Electronics N.V.
6.875%, due 3/11/38		275,000	282,721
Lafarge S.A.
6.50%, due 7/15/16		50,000	48,550
7.125%, due 7/15/36		50,000	43,570
Potash Corp. of Saskatchewan
7.75%, due 5/31/11		140,000	151,242
Teck Cominco, Ltd.
5.375%, due 10/1/15		100,000	93,195
Vale Overseas, Ltd.
6.25%, due 1/23/17		400,000	393,274
Xstrata Canada Corp.
5.50%, due 6/15/17		50,000	45,906
8.375%, due 2/15/11		75,000	79,167
			2,218,372

Service (0.1%)
AstraZeneca PLC
6.45%, due 9/15/37	450,000	460,373
Covidien International Finance S.A.
6.00%, due 10/15/17	150,000	150,079
Thomson Corp. (The)
5.70%, due 10/1/14	50,000	49,130
6.20%, due 1/5/12	100,000	101,455
		761,037

Telecom (0.8%)
America Movil S.A. de C.V.
5.75%, due 1/15/15	275,000	271,344
British Telecommunications PLC
8.625%, due 12/15/10	450,000	483,370
9.125%, due 12/15/30	100,000	118,629
Deutsche Telekom International Finance B.V.
5.25%, due 7/22/13	100,000	97,979
5.75%, due 3/23/16	200,000	193,973
8.50%, due 6/15/10	350,000	369,547
9.25%, due 6/1/32	100,000	116,464
France Telecom S.A.
8.50%, due 3/1/31	250,000	295,863
Koninklijke (Royal) KPN N.V.
8.00%, due 10/1/10	100,000	105,860
Telecom Italia Capital S.A.
4.875%, due 10/1/10	300,000	297,775
4.95%, due 9/30/14	150,000	137,416
6.00%, due 9/30/34	100,000	82,356
6.375%, due 11/15/33	100,000	85,267
Telefonica Emisones S.A.U.
7.045%, due 6/20/36	100,000	101,078
Telefonica Europe B.V.
7.75%, due 9/15/10	250,000	263,132
8.25%, due 9/15/30	200,000	226,514
Telefonos de Mexico S.A. de C.V.
4.50%, due 11/19/08	100,000	100,207
TELUS Corp.
8.00%, due 6/1/11	100,000	106,514
Vodafone Group PLC
6.15%, due 2/27/37	250,000	225,127
7.875%, due 2/15/30	100,000	105,562
		3,783,977

Transportation (0.1%)
Canadian National Railway Co.
6.20%, due 6/1/36	100,000	97,837
6.375%, due 10/15/11	100,000	104,265
6.375%, due 11/15/37	60,000	59,202
Canadian Pacific Railway Co.
6.25%, due 10/15/11	125,000	125,620
		386,924

Water (0.0%)	‡
United Utilities PLC
5.375%, due 2/1/19		100,000	92,897

Total Yankee Bonds
(Cost $18,340,340)			17,955,393

Total Long-Term Bonds
(Cost $484,996,417)			481,880,902

		Shares	Value
Short-Term Investments (15.7%)

Investment Company (15.5%)
State Street Navigator Securities Lending Prime Portfolio	(f)	75,212,921	75,212,921
Total Investment Company
(Cost $75,212,921)			75,212,921

		Principal
		Amount	Value
U.S. Government & Federal Agency (0.2%)
Federal Home Loan Bank (Discount Note)
1.82%, due 8/1/08	(g)	$780,000	780,000

United States Treasury Bill
1.304%, due 8/14/08	(g)	300,000	299,850

Total U.S. Government & Federal Agency
(Cost $1,079,808)			1,079,850

Total Short-Term Investments
(Cost $76,292,729)			76,292,771

Total Investments
(Cost $561,289,146)	(h)	115.0%	558,173,673
Liabilities in Excess of
Cash and Other Assets		(15.0)	(72,682,970)

Net Assets		100.0%	$485,490,703

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities at July 31, 2008 is $2,297,097, which represents 0.5% of the Fund's net assets.
(c)	Floating rate. Rate shown is the rate in effect at July 31, 2008.
(d)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $73,578,735; cash collateral of $75,212,921 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(e)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(f)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Interest rate presented is yield to maturity.
(h)	At July 31, 2008, cost is $561,421,867 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation	$5,899,529
	Gross unrealized depreciation	(9,147,723)
	Net unrealized depreciation	$(3,248,194)

	MainStay Intermediate Term Bond Fund
	Portfolio of Investments		†††	July 31, 2008 unaudited
				Principal
				Amount	Value
	Long-Term Bonds (97.1%)	†
	Asset-Backed Securities (3.5%)
	Automobile (0.1%)
	Superior Wholesale Inventory Financing Trust
	Series 2007-AE1, Class A
	2.56%, due 1/15/12	(a)		$205,000	$193,155

	Consumer Finance (0.7%)
❖	Harley-Davidson Motorcycle Trust
	Series 2004-1, Class A2
	2.53%, due 11/15/11			530,446	529,303
	Series 2007-1, Class A3
	5.22%, due 3/15/12			730,000	740,472
					1,269,775

	Consumer Loans (0.4%)
	Atlantic City Electric Transition Funding LLC
	Series 2002-1, Class A4
	5.55%, due 10/20/23			675,000	663,950

	Credit Cards (1.3%)
	Bank of America Credit Card Trust
	Series 2006-C4, Class C4
	2.69%, due 11/15/11	(a)		465,000	454,386
	Chase Issuance Trust
	Series 2006-C4, Class C4
	2.75%, due 1/15/14	(a)		750,000	674,203
	Citibank Credit Card Issuance Trust
	Series 2006-C4, Class C4
	2.68%, due 1/9/12	(a)		820,000	786,042
	Murcie Lago International, Ltd.
	Series 2006-1X, Class A
	2.69%, due 3/27/11	(a) (b)		285,000	273,301
					2,187,932

	Diversified Financial Services (0.6%)
	Dominos Pizza Master Issuer LLC
	Series 2007-1, Class A2
	5.261%, due 4/25/37	(c)		550,000	469,117
	Dunkin Securitization
	Series 2006-1, Class A2
	5.779%, due 6/20/31	(c)		395,000	321,510
	USXL Funding LLC
	Series 2006-1A, Class A
	5.379%, due 4/15/14	(b) (c)		172,630	161,650
					952,277

	Home Equity (0.4%)
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3
	5.61%, due 11/25/36	(d)		295,000	287,338
	Series 2006-1, Class A3
	5.706%, due 7/25/36	(d)		450,000	438,032
					725,370

	Total Asset-Backed Securities
	(Cost $6,325,752)				5,992,459

				Principal
				Amount	Value
	Corporate Bonds (13.2%)
	Advertising (0.0%)	‡
	Lamar Media Corp.
	7.25%, due 1/1/13			20,000	19,100

	Aerospace & Defense (0.8%)
	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Co.
	8.50%, due 4/1/15			10,000	10,000
	9.75%, due 4/1/17	(e)		5,000	4,938
❖	United Technologies Corp.
	6.125%, due 7/15/38			1,330,000	1,305,498
					1,320,436

	Agriculture (0.0%)	‡
	Reynolds American, Inc.
	7.625%, due 6/1/16			12,000	12,401

	Airlines (0.0%)	‡
	Delta Air Lines, Inc. (Escrow Shares)
	2.875%, due 2/6/24	(f)		10,000	250
	2.875%, due 2/18/24	(c) (f)		5,000	125
	8.00%, due 6/3/23	(f)		20,000	550
	8.30%, due 12/15/29	(f)		10,000	250
	Northwest Airlines, Inc. (Escrow Shares)
	8.875%, due 12/31/08	(f)		5,000	13
	10.00%, due 2/1/09	(f)		10,000	25
					1,213

	Apparel (0.0%)	‡
	Unifi, Inc.
	11.50%, due 5/15/14	(e)		10,000	8,300

	Auto Parts & Equipment (0.1%)
	FleetPride Corp.
	11.50%, due 10/1/14	(c)		25,000	23,750
	Goodyear Tire & Rubber Co. (The)
	8.625%, due 12/1/11			14,000	14,175
	Lear Corp.
	Series B
	8.50%, due 12/1/13			8,000	6,650
	8.75%, due 12/1/16			7,000	5,530
	Tenneco Automotive, Inc.
	8.625%, due 11/15/14			10,000	8,400
					58,505

	Banks (1.3%)
	Bank of America Corp.
	5.65%, due 5/1/18			1,000,000	933,452
	HSBC Bank USA N.A.
	4.625%, due 4/1/14			410,000	386,140
	USB Capital IX
	6.189%, due 10/15/49	(a)		470,000	329,000
	Wells Fargo & Co.
	5.25%, due 10/23/12			630,000	623,700
					2,272,292

	Beverages (0.0%)	‡
	Constellation Brands, Inc.
	7.25%, due 5/15/17			15,000	14,475

	Building Materials (0.3%)
	USG Corp.
	6.30%, due 11/15/16			630,000	500,850

	Chemicals (0.0%)	‡
	MacDermid, Inc.
	9.50%, due 4/15/17	(c)		10,000	9,150
	Mosaic Global Holdings, Inc.
	7.375%, due 12/1/14	(c)		15,000	15,450
	7.625%, due 12/1/16	(c)		15,000	15,750
	Tronox Worldwide LLC/Tronox Finance Corp.
	9.50%, due 12/1/12			15,000	9,300
					49,650

	Chemicals - Diversified (0.0%)	‡
	Phibro Animal Health Corp.
	10.00%, due 8/1/13	(c)		10,000	9,900

	Coal (0.0%)	‡
	Peabody Energy Corp.
	7.375%, due 11/1/16			10,000	10,200
	7.875%, due 11/1/26			15,000	15,000
					25,200

	Commercial Services (0.0%)	‡
	Cardtronics, Inc.
	9.25%, due 8/15/13			25,000	23,375
	iPayment, Inc.
	9.75%, due 5/15/14			10,000	8,375
	Service Corp. International
	7.375%, due 10/1/14			10,000	9,675
	7.625%, due 10/1/18			10,000	9,500
					50,925

	Computers (0.0%)	‡
	SunGard Data Systems, Inc.
	3.75%, due 1/15/09			15,000	14,794
	4.875%, due 1/15/14			10,000	8,875
	9.125%, due 8/15/13			10,000	10,225
					33,894

	Diversified Financial Services (1.6%)
	American General Finance Corp.
	6.90%, due 12/15/17			350,000	280,763
	AmeriCredit Corp.
	8.50%, due 7/1/15	(e)		15,000	11,513
	General Electric Capital Corp.
	5.625%, due 5/1/18			500,000	486,260
	General Motors Acceptance Corp. LLC
	5.625%, due 5/15/09			990,000	901,321
	8.00%, due 11/1/31			46,000	25,776
	Harley-Davidson Funding Corp.
	6.80%, due 6/15/18	(c)		755,000	729,671
	LaBranche & Co., Inc.
	11.00%, due 5/15/12			5,000	5,106
	OMX Timber Finance Investments LLC
	Series 1
	5.42%, due 1/29/20	(b) (c)		255,000	234,934
					2,675,344

	Diversified Manufacturing Operations (0.0%)	‡
	Actuant Corp.
	6.875%, due 6/15/17			10,000	9,725

	Diversified Operations (0.0%)	‡
	Susser Holdings LLC
	10.625%, due 12/15/13			10,000	9,850

	Electric (0.8%)
	AES Eastern Energy, L.P.
	Series 1999-A
	9.00%, due 1/2/17			45,026	48,065
	Consumers Energy Co.
	Series F
	4.00%, due 5/15/10			715,000	707,836
	NRG Energy, Inc.
	7.25%, due 2/1/14			5,000	4,875
	7.375%, due 2/1/16			10,000	9,700
	PPL Energy Supply LLC
	6.50%, due 5/1/18			600,000	577,721
	Reliant Energy Mid-Atlantic Power Holdings LLC
	Series C
	9.681%, due 7/2/26			15,000	15,900
	Reliant Energy, Inc.
	7.625%, due 6/15/14			5,000	4,825
	7.875%, due 6/15/17	(e)		30,000	28,950
					1,397,872

	Electrical Components & Equipment (0.0%)	‡
	Belden, Inc.
	7.00%, due 3/15/17			15,000	14,213

	Energy (0.0%)	‡
	Regency Energy Partners/Regency Energy Finance Corp.
	8.375%, due 12/15/13			16,000	16,320

	Entertainment (0.1%)
	Gaylord Entertainment Co.
	6.75%, due 11/15/14	(e)		10,000	8,875
	8.00%, due 11/15/13			20,000	18,600
	Jacobs Entertainment, Inc.
	9.75%, due 6/15/14			15,000	10,725
	Mohegan Tribal Gaming Authority
	6.375%, due 7/15/09			30,000	28,950
	8.00%, due 4/1/12	(e)		5,000	4,200
	Penn National Gaming, Inc.
	6.75%, due 3/1/15			25,000	21,563
	Speedway Motorsports, Inc.
	6.75%, due 6/1/13			30,000	28,725
	Vail Resorts, Inc.
	6.75%, due 2/15/14			30,000	28,125
					149,763

	Environmental Control (0.0%)	‡
	Geo Sub Corp.
	11.00%, due 5/15/12			20,000	19,600

	Finance - Auto Loans (0.0%)	‡
	Ford Motor Credit Co. LLC
	7.375%, due 10/28/09			10,000	9,109

	Finance - Other Services (0.1%)
	American Real Estate Partners, L.P./American Real Estate Finance Corp.
	7.125%, due 2/15/13			30,000	26,850
	8.125%, due 6/1/12			50,000	47,750
					74,600

	Food (0.0%)	‡
	Stater Brothers Holdings
	7.75%, due 4/15/15			15,000	14,325

	Forest Products & Paper (0.1%)
	Bowater, Inc.
	9.375%, due 12/15/21			40,000	22,400
	Georgia-Pacific Corp.
	7.00%, due 1/15/15	(c)		15,000	13,950
	7.125%, due 1/15/17	(c)		7,000	6,458
	8.875%, due 5/15/31			50,000	45,750
					88,558

	Hand & Machine Tools (0.0%)	‡
	Baldor Electric Co.
	8.625%, due 2/15/17			15,000	15,038

	Health Care Providers & Services (0.0%)	‡
	Vanguard Health Holding Co. II LLC
	9.00%, due 10/1/14			15,000	14,625

	Health Care-Products (0.1%)
	Catalent Pharma Solutions, Inc.
	9.50%, due 4/15/15			20,000	17,650
	Cooper Cos., Inc. (The)
	7.125%, due 2/15/15			10,000	9,600
	Hanger Orthopedic Group, Inc.
	10.25%, due 6/1/14			15,000	15,656
	Invacare Corp.
	9.75%, due 2/15/15			15,000	15,000
	Universal Hospital Services, Inc.
	6.303%, due 6/1/15	(a)		5,000	4,650
	8.50%, due 6/1/15	(g)		5,000	5,000
	VWR Funding, Inc.
	Series B
	10.25%, due 7/15/15	(g)		15,000	13,763
					81,319

	Health Care-Services (0.7%)
	Alliance Imaging, Inc.
	7.25%, due 12/15/12			5,000	4,675
	Centene Corp.
	7.25%, due 4/1/14			8,000	7,560
	Community Health Systems, Inc.
	8.875%, due 7/15/15			35,000	35,263
	HCA, Inc.
	6.30%, due 10/1/12			10,000	8,925
	8.75%, due 9/1/10			5,000	5,050
	9.25%, due 11/15/16			25,000	25,750
	Highmark, Inc.
	6.80%, due 8/15/13	(b) (c)		920,000	1,009,223
	Psychiatric Solutions, Inc.
	7.75%, due 7/15/15			10,000	9,775
					1,106,221

	Household Products & Wares (0.0%)	‡
	ACCO Brands Corp.
	7.625%, due 8/15/15			10,000	8,700
	Jarden Corp.
	7.50%, due 5/1/17			10,000	8,700
					17,400

	Housewares (0.0%)	‡
	Libbey Glass, Inc.
	9.928%, due 6/1/11	(a)		10,000	10,050

	Insurance (0.4%)
	Crum & Forster Holdings Corp.
	7.75%, due 5/1/17			30,000	27,713
	Fund American Cos., Inc.
	5.875%, due 5/15/13			270,000	250,868
	HUB International Holdings, Inc.
	9.00%, due 12/15/14	(c)		30,000	26,700
	Travelers Cos., Inc. (The)
	6.25%, due 3/15/37	(a)		475,000	400,810
	USI Holdings Corp.
	6.551%, due 11/15/14	(a) (c)		5,000	4,000
	9.75%, due 5/15/15	(c)		10,000	8,075
					718,166

	Lodging (0.3%)
	Boyd Gaming Corp.
	7.125%, due 2/1/16	(e)		50,000	36,000
	7.75%, due 12/15/12	(e)		25,000	20,750
	MGM Mirage, Inc.
	7.50%, due 6/1/16			10,000	7,975
	8.50%, due 9/15/10			10,000	9,625
	MTR Gaming Group, Inc.
	Series B
	9.00%, due 6/1/12			5,000	4,063
	9.75%, due 4/1/10			10,000	9,900
	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC
	5.276%, due 3/15/14	(a) (c)		10,000	8,100
	Wyndham Worldwide Corp.
	6.00%, due 12/1/16			345,000	296,450
	Wynn Las Vegas LLC
	6.625%, due 12/1/14			10,000	9,050
					401,913

	Machinery - Construction & Mining (0.0%)	‡
	Caterpillar, Inc.
	6.05%, due 8/15/36			55,000	53,552

	Media (0.7%)
	ION Media Networks, Inc.
	6.041%, due 1/15/12	(a) (c)		10,000	8,413
	9.041%, due 1/15/13	(a) (c)		6,252	3,986
	Morris Publishing Group LLC
	7.00%, due 8/1/13			15,000	7,800
	News America Holdings, Inc.
	8.00%, due 10/17/16			685,000	756,780
	Rainbow National Services LLC
	8.75%, due 9/1/12	(c)		15,000	15,169
	Time Warner Entertainment Co., L.P.
	10.15%, due 5/1/12			396,000	442,901
	Ziff Davis Media, Inc.
	(zero coupon), due 5/1/12 (Escrow shares)	(b) (h) (i)		30,000	1,875
	8.873%, due 5/1/12	(b) (h) (i)		7,576	6,440
					1,243,364

	Metal Fabricate & Hardware (0.0%)	‡
	Mueller Water Products, Inc.
	7.375%, due 6/1/17			15,000	12,300
	Neenah Foundary Co.
	9.50%, due 1/1/17			20,000	15,000
					27,300

	Mining (0.6%)
	Alcoa, Inc.
	5.90%, due 2/1/27			560,000	483,156
	Freeport-McMoRan Copper & Gold, Inc.
	8.25%, due 4/1/15			10,000	10,425
	8.375%, due 4/1/17			20,000	20,950
	Vulcan Materials Co.
	6.30%, due 6/15/13			500,000	507,969
					1,022,500

	Miscellaneous - Manufacturing (0.0%)	‡
	RBS Global, Inc./Rexnord Corp.
	9.50%, due 8/1/14			20,000	19,100

	Office & Business Equipment (0.6%)
	Xerox Corp.
	7.625%, due 6/15/13			1,000,000	1,038,422

	Oil & Gas (0.5%)
	Chaparral Energy, Inc.
	8.50%, due 12/1/15			25,000	21,563
	Chesapeake Energy Corp.
	6.50%, due 8/15/17			20,000	18,700
	7.625%, due 7/15/13			450,000	457,875
	Forest Oil Corp.
	7.25%, due 6/15/19			20,000	18,800
	8.00%, due 12/15/11			10,000	10,150
	Hilcorp Energy I, L.P./Hilcorp Finance Co.
	9.00%, due 6/1/16		(c)	5,000	4,900
	Mariner Energy, Inc.
	7.50%, due 4/15/13			25,000	23,688
	Newfield Exploration Co.
	6.625%, due 4/15/16			15,000	13,988
	Parker Drilling Co.
	9.625%, due 10/1/13			15,000	15,675
	Pemex Project Funding Master Trust
	6.625%, due 6/15/35			205,000	200,429
	Stone Energy Corp.
	6.75%, due 12/15/14			10,000	8,675
	Whiting Petroleum Corp.
	7.00%, due 2/1/14			20,000	19,250
	7.25%, due 5/1/13			5,000	4,888
					818,581

	Oil & Gas Services (0.0%)		‡
	Allis-Chalmers Energy, Inc.
	8.50%, due 3/1/17			10,000	9,075
	9.00%, due 1/15/14			10,000	9,500
	Complete Production Services, Inc.
	8.00%, due 12/15/16			25,000	24,813
					43,388

	Pharmaceuticals (1.1%)
	Eli Lilly & Co.
	5.55%, due 3/15/37			600,000	555,080
	GlaxoSmithKline Capital, Inc.
	5.65%, due 5/15/18			470,000	469,952
	Medco Health Solutions, Inc.
	6.125%, due 3/15/13			120,000	120,731
	7.25%, due 8/15/13			155,000	162,598
	NBTY, Inc.
	7.125%, due 10/1/15			10,000	9,400
	Pharmacia Corp.
	6.50%, due 12/1/18			520,000	565,620
					1,883,381

	Pipelines (1.1%)
	Copano Energy LLC
	8.125%, due 3/1/16			10,000	9,750
	El Paso Natural Gas Co.
	7.50%, due 11/15/26			5,000	4,972
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
	Series B
	6.875%, due 11/1/14			20,000	18,650
	Nustar Logistics
	7.65%, due 4/15/18			200,000	200,094
❖	Plains All American Pipeline, L.P./PAA Finance Corp.
	7.75%, due 10/15/12			1,620,000	1,708,221
					1,941,687

	Real Estate Investment Trusts (0.1%)
	Host Hotels & Resorts, L.P.
	6.875%, due 11/1/14			10,000	8,900
	Host Marriott, L.P.
	6.375%, due 3/15/15			15,000	13,050
	Series Q
	6.75%, due 6/1/16			15,000	12,825
	Omega Healthcare Investors, Inc.
	7.00%, due 4/1/14			20,000	19,150
	Trustreet Properties, Inc.
	7.50%, due 4/1/15			25,000	26,746
					80,671

	Retail (1.0%)
	CVS Caremark Corp.
	5.789%, due 1/10/26		(c)	101,318	90,781
	6.302%, due 6/1/37		(a)	560,000	480,200
	Harry & David Holdings, Inc.
	9.00%, due 3/1/13			5,000	3,900
	Rite Aid Corp.
	8.625%, due 3/1/15			17,000	10,923
	9.375%, due 12/15/15			15,000	9,750
	Toys "R" Us, Inc.
	7.625%, due 8/1/11			10,000	8,875
	Wal-Mart Stores, Inc.
	6.50%, due 8/15/37			285,000	286,478
	Yum! Brands, Inc.
	6.25%, due 3/15/18			895,000	861,811
					1,752,718

	Retail - Propane Distributors (0.0%)		‡
	Star Gas Partners, L.P./Star Gas Finance Co.
	Series B
	10.25%, due 2/15/13			13,000	12,480

	Savings & Loans (0.2%)
	Washington Mutual Bank
	5.95%, due 5/20/13			535,000	369,150

	Telecommunications (0.4%)
	Centennial Cellular Operating Co./Centennial Communications Corp.
	10.125%, due 6/15/13			5,000	5,200
	GCI, Inc.
	7.25%, due 2/15/14			15,000	13,050
	iPCS, Inc.
	4.998%, due 5/1/13		(a)	5,000	4,450
	Lucent Technologies, Inc.
	5.50%, due 11/15/08		(e)	20,000	19,950
	6.45%, due 3/15/29			60,000	42,300
	Nextel Communications, Inc.
	Series F
	5.95%, due 3/15/14			225,000	171,000
	Series D
	7.375%, due 8/1/15			530,000	408,100
	PAETEC Holding Corp.
	9.50%, due 7/15/15			10,000	9,113
	Qwest Communications International, Inc.
	7.25%, due 2/15/11			10,000	9,575
	Qwest Corp.
	7.50%, due 10/1/14			10,000	9,175
	8.875%, due 3/15/12			20,000	19,950
					711,863

	Textiles (0.0%)		‡
	INVISTA
	9.25%, due 5/1/12		(c)	30,000	30,300

	Transportation (0.2%)
	Atlantic Express Transportation Corp.
	9.961%, due 4/15/12		(a)	5,000	2,238
	Union Pacific Corp.
	3.625%, due 6/1/10			329,000	323,697
					325,935

	Trucking & Leasing (0.0%)		‡
	Greenbrier Cos., Inc.
	8.375%, due 5/15/15			15,000	13,594

	Utilities (0.0%)		‡
	NSG Holdings LLC/NSG Holdings, Inc.
	7.75%, due 12/15/25		(c)	10,000	9,800

	Total Corporate Bonds
	(Cost $24,060,944)				22,618,938

				Principal
				Amount	Value
	Foreign Government Bonds (0.1%)
	Argentina (0.1%)
	Republic of Argentina
	8.28%, due 12/31/33			156,270	121,109

	Venezuela (0.0%)		‡
	Republic of Venezuela
	6.00%, due 12/9/20			169,000	114,075

	Total Foreign Government Bonds
	(Cost $280,158)				235,184

				Principal
				Amount	Value
	Mortgage-Backed Securities (1.6%)
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) (1.6%)
	Banc of America Commercial Mortgage, Inc.
	Series 2005-5, Class A2
	5.001%, due 10/10/45			750,000	745,230
	Bayview Commercial Asset Trust
	Series 2006-4A, Class A1
	2.69%, due 12/25/36		(a) (b) (c)	235,725	209,445
	Four Times Square Trust
	Series 2006-4TS, Class A
	5.401%, due 12/13/28		(c)	470,000	415,450
	LB-UBS Commercial Mortgage Trust
	Series 2004-C2, Class A2
	3.246%, due 3/15/29			600,000	595,737
	Series 2004-C7, Class A1
	3.625%, due 10/15/29			325,415	323,267
	Merrill Lynch Mortgage Trust
	Series 2004-MKB1, Class A1
	3.563%, due 2/12/42			276,313	275,734
	Timberstar Trust
	Series 2006-1, Class A
	5.668%, due 10/15/36		(c) (i)	160,000	150,030
	Wachovia Bank Commercial Mortgage Trust
	Series 2004-C14, Class A1
	3.477%, due 8/15/41			93,257	92,661

	Total Mortgage-Backed Securities
	(Cost $2,903,994)				2,807,554

				Principal
				Amount	Value

	Municipal Bonds (0.5%)
	Texas (0.2%)
	Harris County Texas Industrial Development Corp.
	Solid Waste Deer Park
	5.683%, due 3/1/23		(a)	390,000	390,402

	West Virginia (0.3%)
	Tobacco Settlement Finance Authority of West Virginia
	7.467%, due 6/1/47			440,000	391,560

	Total Municipal Bonds
	(Cost $830,000)				781,962

				Principal
				Amount	Value
	U.S. Government & Federal Agencies (75.4%)

	Fannie Mae (Collateralized Mortgage Obligation) (0.2%)
	Series 2006-B1, Class AB
	6.00%, due 6/25/16			397,415	406,507

	Federal Home Loan Mortgage Corporation (0.2%)
	5.625%, due 11/23/35			400,000	388,186

❖	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (7.6%)
	3.00%, due 8/1/10			278,777	275,633
	5.00%, due 8/1/33			1,958,534	1,871,645
	5.027%, due 6/1/35		(a)	1,294,140	1,292,266
	5.50%, due 1/1/21			785,530	789,933
	5.50%, due 2/1/33			1,392,751	1,371,193
	5.50%, due 7/1/34			1,927,452	1,895,810
	5.50%, due 1/1/36			1,796,936	1,762,663
	5.50%, due 9/1/36			906,900	888,044
	6.00%, due 2/1/27			569,013	576,650
	6.00%, due 3/1/36			1,121,136	1,129,860
	6.50%, due 4/1/37			1,030,311	1,059,396
					12,913,093

	Federal Housing Administration (0.3%)
	Mortgage Equity Conversion Asset Trust
	Series 2007-FF2, Class A
	2.56%, due 2/25/42		(a) (b) (c) (i)	490,730	471,101

❖	Federal National Mortgage Association (2.3%)
	4.625%, due 5/1/13			670,000	635,732
	5.125%, due 1/2/14			550,000	528,604
	6.25%, due 2/1/11			255,000	259,815
	6.625%, due 9/15/09			2,455,000	2,553,487
					3,977,638

❖	Federal National Mortgage Association (Mortgage Pass-Through Securities) (28.1%)
	4.50%, due 4/1/18			484,361	472,157
	4.50%, due 7/1/18			1,428,517	1,392,525
	4.50%, due 11/1/18			2,134,744	2,080,959
	5.00%, due 9/1/17			810,890	805,552
	5.00%, due 9/1/20			711,389	702,705
	5.00%, due 10/1/20			719,823	711,036
	5.00%, due 12/1/20			1,459,263	1,441,449
	5.00%, due 7/1/35			1,636,942	1,561,250
	5.00%, due 1/1/36			1,373,768	1,310,245
	5.00%, due 2/1/36			416,361	397,109
	5.00%, due 5/1/36			4,507,652	4,299,220
	5.00%, due 6/1/36			1,552,196	1,477,513
	5.00%, due 9/1/36			1,569,255	1,496,694
	5.50%, due 2/1/17			606,139	613,514
	5.50%, due 6/1/21			3,096,045	3,111,464
	5.50%, due 6/1/33			3,008,200	2,961,636
	5.50%, due 11/1/33			1,462,178	1,439,544
	5.50%, due 12/1/33			1,028,360	1,012,441
	5.50%, due 6/1/34			1,105,292	1,086,456
	5.50%, due 3/1/35			1,987,234	1,953,369
	5.50%, due 4/1/36			2,508,024	2,462,540
	5.50%, due 1/1/37			2,010,857	1,971,561
	5.50%, due 7/1/37			2,072,495	2,030,259
	6.00%, due 8/1/17			89,696	91,925
	6.00%, due 1/1/33			529,118	535,054
	6.00%, due 3/1/33			548,428	553,895
	6.00%, due 9/1/35			1,155,124	1,163,390
	6.00%, due 6/1/36			1,269,503	1,277,199
	6.00%, due 4/1/37			957,969	955,856
	6.00%, due 9/1/38	TBA	(j)	5,040,000	5,047,872
	6.50%, due 6/1/31			114,794	118,788
	6.50%, due 8/1/31			97,313	100,699
	6.50%, due 10/1/31			72,163	74,674
	6.50%, due 6/1/32			109,822	113,575
	6.50%, due 2/1/37			464,313	477,322
	6.50%, due 8/1/38	TBA	(j)	795,000	816,117
					48,117,564

	Freddie Mac (Collateralized Mortgage Obligation) (0.3%)
	Series 2632, Class NH
	3.50%, due 6/15/13			516,953	508,626

❖	Freddie Mac Reference REMIC (Collateralized Mortgage Obligation) (1.0%)
	Series R001, Class AE
	4.375%, due 4/15/15			1,767,669	1,761,054

❖	Government National Mortgage Association (Mortgage Pass-Through Securities) (0.7%)
	6.00%, due 2/15/29			67,052	68,308
	6.00%, due 4/15/29			312,890	318,644
	6.00%, due 8/15/32			681,780	693,146
	6.50%, due 7/15/28			75,693	78,486
	6.50%, due 5/15/29			37,621	39,007
					1,197,591

❖	United States Treasury Bonds (4.0%)
	4.375%, due 2/15/38		(e)	305,000	293,920
	6.25%, due 8/15/23		(e)	1,115,000	1,321,101
	6.25%, due 5/15/30		(e)	2,735,000	3,331,999
	6.875%, due 8/15/25			830,000	1,053,517
	8.75%, due 8/15/20			620,000	872,650
					6,873,187

❖	United States Treasury Notes (30.7%)
	3.375%, due 9/15/09			1,975,000	2,000,150
	3.375%, due 6/30/13		(e)	5,870,000	5,898,434
	3.50%, due 2/15/18		(e)	950,000	915,340
	3.875%, due 9/15/10			1,705,000	1,752,687
	3.875%, due 2/15/13			1,070,000	1,100,512
	3.875%, due 5/15/18		(e)	5,805,000	5,755,112
	4.125%, due 8/31/12		(e)	5,345,000	5,554,626
	4.25%, due 11/15/14		(e)	1,170,000	1,225,484
	4.50%, due 2/15/09			3,560,000	3,608,117
	4.75%, due 5/31/12		(e)	980,000	1,039,796
	4.75%, due 8/15/17		(e)	8,534,000	9,056,042
	4.875%, due 7/31/11		(e)	5,190,000	5,492,478
	4.875%, due 8/15/16		(e)	8,445,000	9,079,034
					52,477,812

	Total U.S. Government & Federal Agencies
	(Cost $129,290,666)				129,092,359

				Principal
				Amount	Value
	Yankee Bonds (2.8%)		(k)
	Banks (0.2%)
	ATF Capital B.V.
	9.25%, due 2/21/14		(c)	280,000	278,600

	Beverages (0.3%)
	Companhia Brasileira de Bebidas
	10.50%, due 12/15/11			500,000	576,250

	Building Materials (0.2%)
	Asia Aluminum Holdings, Ltd.
	8.00%, due 12/23/11		(c)	420,000	399,000

	Chemicals (0.0%)		‡
	Nova Chemicals Corp.
	5.953%, due 11/15/13		(a)	5,000	4,225

	Commercial Services (0.0%)		‡
	Quebecor World, Inc.
	9.75%, due 1/15/15		(c) (e) (h)	15,000	6,825

	Diversified Financial Services (0.2%)
	TNK-BP Finance S.A.
	7.50%, due 7/18/16		(c)	285,000	258,638

	Electric (0.2%)
	SP PowerAssets, Ltd.
	5.00%, due 10/22/13		(c)	305,000	305,213

	Forest Products & Paper (0.0%)		‡
	Catalyst Paper Corp.
	7.375%, due 3/1/14			15,000	10,350
	Smurfit Capital Funding PLC
	7.50%, due 11/20/25			35,000	31,150
					41,500

	Insurance (0.2%)
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18		(e)	20,000	18,250
	8.30%, due 4/15/26			15,000	13,725
	Nippon Life Insurance Co.
	4.875%, due 8/9/10		(c)	250,000	248,513
					280,488

	Iron & Steel (0.1%)
	Steel Capital S.A. for OAO Severstal
	9.75%, due 7/29/13		(c)	235,000	235,118

	Media (0.1%)
	BSKYB Finance UK PLC
	6.50%, due 10/15/35		(c)	230,000	210,721
	CanWest MediaWorks, L.P.
	9.25%, due 8/1/15		(c)	15,000	11,625
	Quebecor Media, Inc.
	7.75%, due 3/15/16			10,000	9,225
	Videotron, Ltee
	6.375%, due 12/15/15			15,000	13,913
					245,484

	Mining (0.2%)
	Corporacion Nacional del Cobre-Codelco, Inc.
	4.75%, due 10/15/14		(c)	330,000	317,448

	Miscellaneous - Manufacturing (0.2%)
	Siemens Financieringsmaatschappij N.V.
	6.125%, due 8/17/26		(c)	265,000	249,021

	Oil & Gas (0.6%)
	Citic Resources Finance, Ltd.
	6.75%, due 5/15/14		(c)	200,000	184,500
	Gazprom International S.A.
	7.201%, due 2/1/20	(c)	359,564	358,216
	Ras Laffan Liquefied Natural Gas Co., Ltd. III
	6.332%, due 9/30/27	(c)	580,000	517,598
				1,060,314

	Pharmaceuticals (0.0%)	‡
	Angiotech Pharmaceuticals, Inc.
	6.432%, due 12/1/13	(a)	5,000	4,450

	Telecommunications (0.3%)
	Millicom International Cellular S.A.
	10.00%, due 12/1/13		10,000	10,525
	Nortel Networks, Ltd.
	10.75%, due 7/15/16		10,000	9,800
	Rogers Wireless, Inc.
	9.625%, due 5/1/11		50,000	55,206
	Satelites Mexicanos S.A. de C.V.
	11.551%, due 11/30/11	(a)	15,000	14,250
	Vodafone Group PLC
	4.625%, due 7/15/18		400,000	350,192
				439,973

	Transportation (0.0%)	‡
	Kansas City Southern de Mexico S.A. de C.V.
	7.375%, due 6/1/14		5,000	4,813

	Total Yankee Bonds
	(Cost $4,852,413)			4,707,360

	Total Long-Term Bonds
	(Cost $168,543,927)			166,235,816

			Shares	Value
	Common Stock (0.0%)	‡
	Airlines (0.0%)	‡
	Northwest Airlines, Inc.	(f)	441	4,040

	Total Common Stock
	(Cost $10,191)			4,040

			Shares	Value
	Convertible Preferred Stock (0.0%)	‡
	Software (0.0%)	‡
	QuadraMed Corp.
	5.50%	(b) (c) (l)	100	2,000

	Total Convertible Preferred Stock
	(Cost $1,800)			2,000

			Shares	Value
	Preferred Stock (0.0%)	‡
	Real Estate Investment Trusts (0.0%)	‡
	Sovereign Real Estate Investment Corp.
	12.00%	(b) (c)	50	45,625

	Total Preferred Stock
	(Cost $76,875)			45,625

			Shares	Value
	Short-Term Investments (30.9%)

	Investment Company (24.1%)
	State Street Navigator Securities Lending Prime Portfolio	(m)	41,186,243	41,186,243
	Total Investment Company
	(Cost $41,186,243)			41,186,243

			Principal
			Amount	Value
	Time Deposit (6.8%)
	State Street Bank & Trust Co.
	1.67%, due 8/1/08		$11,655,813	11,655,813
	Total Time Deposit
	(Cost $11,655,813)			11,655,813

	Total Short-Term Investments
	(Cost $52,842,056)			52,842,056

	Total Investments
	(Cost $221,474,849)	(n)	128.0%	219,129,537
	Liabilities in Excess of
	Cash and Other Assets		(28.0)	(47,925,877)

	Net Assets		100.0%	$171,203,660

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
†††
All of the Fund's liquid assets are “earmarked” to cover potential senior securities transactions which may include, but are not limited to, swaps, forwards, TBAs, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund’s potential senior securities holdings to ensure proper coverage for these transactions.

(a)	Floating rate. Rate shown is the rate in effect at July 31, 2008.
(b)	Illiquid security. The total market value of these securities at July 31, 2008 is $2,415,594, which represents 1.4% of the Fund's net assets.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Subprime mortgage investment. The total market value of the securities at July 31, 2008 is $725,370, which represents 0.4% of the Fund's net assets.
(e)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $40,273,160; cash collateral of $41,186,243 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(f)	Non-income producing security.
(g)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(h)	Issue in default.
(i)	Fair valued security. The total market value of these securities at July 31, 2008 is $629,446, which represents 0.4% of the Fund's net assets.
(j)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at July 31, 2008 is $5,863,989, which represents 3.4% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(k)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(l)	Restricted security.
(m)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(n)	At July 31, 2008, cost is $221,504,254 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$1,111,962
	Gross unrealized depreciation		(3,486,679)
	Net unrealized depreciation		$(2,374,717)

MainStay Intermediate Term Bond Fund
Restricted securities held at July 31, 2008:
	Date of			7/31/2008	Percentage of
Security	Acquisition	Shares	Cost	Value	Net Assets
QuadraMed Corp.
Convertible Preferred Stock	6/16/04	100	$1,800	$2,000	0.0% (a)
(a) Less than one-tenth of a percent.

	MainStay Large Cap Opportunity Fund
	Portfolio of Investments		†††	July 31, 2008 unaudited

				Shares	Value
	Common Stocks (92.1%)	†
	Aerospace & Defense (1.4%)
	General Dynamics Corp.			308	$27,455
	Lockheed Martin Corp.			543	56,651
	Northrop Grumman Corp.			2,739	184,581
	Raytheon Co.			1,188	67,633
	United Technologies Corp.			5,854	374,539
					710,859

	Auto Components (0.9%)
	Autoliv, Inc.			6,852	267,502
	BorgWarner, Inc.			3,848	155,151
	Johnson Controls, Inc.			1,022	30,824
					453,477

	Biotechnology (0.3%)
	Amgen, Inc.	(a)		2,106	131,899

	Capital Markets (3.8%)
	Allied Capital Corp.	(b)		6,685	91,919
	Bank of New York Mellon Corp. (The)			15,389	546,310
	Federated Investors, Inc. Class B			7,375	242,343
	GLG Partners, Inc.	(b)		25,141	232,051
	Goldman Sachs Group, Inc. (The)			1,134	208,701
	Invesco, Ltd.			1,494	34,795
	MF Global, Ltd.	(a) (b)		11,816	76,686
	State Street Corp.			6,841	490,089
					1,922,894

	Chemicals (0.5%)
	Mosaic Co. (The)	(a)		2,114	268,922

	Commercial Banks (4.8%)
	BB&T Corp.	(b)		4,560	127,771
	Fifth Third Bancorp	(b)		4,006	55,964
	Marshall & Ilsley Corp.			2,066	31,403
	PNC Financial Services Group, Inc.			4,399	313,605
	Regions Financial Corp.	(b)		26,516	251,372
	U.S. Bancorp			24,160	739,538
❖	Wells Fargo & Co.	(b)		30,184	913,670
					2,433,323

	Commercial Services & Supplies (0.1%)
	Manpower, Inc.			584	28,032

	Computers & Peripherals (1.0%)
	International Business Machines Corp.			2,251	288,083
	Seagate Technology			4,862	72,784
	Sun Microsystems, Inc.	(a)		4,874	51,811
	Western Digital Corp.	(a)		2,961	85,247
					497,925

	Construction & Engineering (0.1%)
	Jacobs Engineering Group, Inc.	(a)		527	40,758

	Consumer Finance (1.0%)
	Capital One Financial Corp.	(b)		3,921	164,133
	Discover Financial Services	(b)		25,303	370,689
					534,822

	Containers & Packaging (0.6%)
	Owens-Illinois, Inc.	(a)		7,537	318,363

	Diversified Consumer Services (0.0%)	‡
	Weight Watchers International, Inc.			721	25,783

	Diversified Financial Services (6.1%)
❖	Bank of America Corp.	(b)		23,937	787,527
	Citigroup, Inc.	(b)		27,079	506,107
	IntercontinentalExchange, Inc.	(a)		899	89,720
❖	JPMorgan Chase & Co.			19,409	788,588
	Leucadia National Corp.			7,704	344,908
	Moody's Corp.	(b)		1,570	54,652
	Nymex Holdings, Inc.			2,979	244,218
	NYSE Euronext			6,241	294,825
					3,110,545

	Diversified Telecommunication Services (4.9%)
❖	AT&T, Inc.			56,301	1,734,634
	CenturyTel, Inc.			840	31,240
	Verizon Communications, Inc.			22,301	759,126
					2,525,000

	Electric Utilities (2.3%)
	American Electric Power Co., Inc.			10,666	421,307
	Edison International			8,476	409,730
	Pepco Holdings, Inc.			13,341	332,725
					1,163,762

	Electrical Equipment (0.7%)
	Emerson Electric Co.			1,138	55,421
	First Solar, Inc.	(a)		1,061	302,502
					357,923

	Electronic Equipment & Instruments (1.4%)
	Arrow Electronics, Inc.	(a)		5,562	179,208
	Avnet, Inc.	(a)		5,720	155,927
	Jabil Circuit, Inc.			10,377	168,730
	Sanmina-SCI Corp.	(a)		92,446	163,629
	Vishay Intertechnology, Inc.	(a)		8,172	73,303
					740,797

	Energy Equipment & Services (0.5%)
	Tidewater, Inc.			4,581	274,585

	Food & Staples Retailing (1.6%)
	SUPERVALU, Inc.			11,149	285,637
	Wal-Mart Stores, Inc.			8,748	512,808
					798,445

	Food Products (2.9%)
	Archer-Daniels-Midland Co.			7,003	200,496
	Bunge, Ltd.	(b)		969	95,853
	ConAgra Foods, Inc.			4,139	89,734
	Kraft Foods, Inc. Class A	(b)		22,612	719,514
	Sara Lee Corp.			29,755	406,453
					1,512,050

	Health Care Providers & Services (3.3%)
	Aetna, Inc.			789	32,357
	AmerisourceBergen Corp.			2,901	121,465
	CIGNA Corp.			1,935	71,634
	Coventry Health Care, Inc.	(a)		2,152	76,116
	Health Net, Inc.	(a)		12,694	354,924
	Humana, Inc.	(a)		8,003	351,412
	Medco Health Solutions, Inc.	(a)		3,407	168,919
	WellPoint, Inc.	(a)		10,076	528,486
					1,705,313

	Hotels, Restaurants & Leisure (0.8%)
	McDonald's Corp.			6,147	367,529
	Wyndham Worldwide Corp.			1,410	25,295
					392,824

	Household Products (1.5%)
	Kimberly-Clark Corp.			1,248	72,172
	Procter & Gamble Co. (The)			10,374	679,290
					751,462

	Independent Power Producers & Energy Traders (0.4%)
	Mirant Corp.	(a) (b)		5,885	180,140
	Reliant Energy, Inc.	(a)		2,835	51,342
					231,482

	Industrial Conglomerates (3.8%)
	3M Co.			390	27,452
❖	General Electric Co.			68,478	1,937,243
					1,964,695

	Insurance (6.3%)
	ACE, Ltd.			8,013	406,259
	Aflac, Inc.			395	21,966
	Allstate Corp. (The)			6,438	297,564
	American International Group, Inc.			8,172	212,881
	Arch Capital Group, Ltd.	(a)		4,938	344,327
	Assurant, Inc.			942	56,633
	Axis Capital Holdings, Ltd.			10,635	336,917
	Chubb Corp. (The)			3,078	147,867
	Everest Re Group, Ltd.			493	40,327
	Hartford Financial Services Group, Inc. (The)			3,914	248,108
	MetLife, Inc.			7,015	356,152
	PartnerRe, Ltd.			4,690	329,801
	Travelers Cos., Inc. (The)			6,664	294,016
	Unum Group			2,965	71,634
	W.R. Berkley Corp.			3,552	83,898
					3,248,350

	IT Services (0.1%)
	Computer Sciences Corp.	(a)		1,350	63,950

	Leisure Equipment & Products (0.4%)
	Hasbro, Inc.			5,504	213,115

	Machinery (2.1%)
	Deere & Co.			4,184	293,549
	Eaton Corp.			719	51,078
	Flowserve Corp.			1,963	261,746
	Ingersoll-Rand Co., Ltd. Class A			2,060	74,160
	Parker Hannifin Corp.			1,471	90,731
	Terex Corp.	(a)		6,007	284,311
					1,055,575

	Media (2.8%)
	Discovery Holding Co. Class A	(a)		1,048	20,834
	Gannett Co., Inc.	(b)		1,823	33,033
	Liberty Global, Inc. Class A	(a)		303	8,735
	Liberty Media Corp. Capital Class A	(a)		21,483	333,846
	News Corp. Class A			19,071	269,473
	Time Warner, Inc.	(b)		4,829	69,151
	Walt Disney Co. (The)			22,903	695,106
					1,430,178

	Metals & Mining (4.0%)
	Alcoa, Inc.			9,782	330,143
	Carpenter Technology Corp.			7,041	272,487
	Cleveland-Cliffs, Inc.			786	85,210
	Freeport-McMoRan Copper & Gold, Inc. Class B	(b)		5,676	549,153
	Nucor Corp.			5,972	341,718
	Reliance Steel & Aluminum Co.			4,572	288,768
	Steel Dynamics, Inc.			972	30,793
	United States Steel Corp.	(b)		1,029	165,010
					2,063,282

	Multi-Utilities (2.6%)
	Ameren Corp.			1,670	68,620
	Dominion Resources, Inc.			8,313	367,268
	DTE Energy Co.			1,358	55,678
	Integrys Energy Group, Inc.			6,479	330,818
	PG&E Corp.			2,916	112,353
	Public Service Enterprise Group, Inc.			6,153	257,195
	Sempra Energy			2,077	116,644
					1,308,576

	Office Electronics (0.2%)
	Xerox Corp.			7,735	105,505

	Oil, Gas & Consumable Fuels (14.9%)
	Apache Corp.			339	38,026
❖	Chevron Corp.			18,340	1,550,830
	Cimarex Energy Co.			660	34,393
❖	ConocoPhillips	(b)		15,572	1,270,987
	CONSOL Energy, Inc.	(b)		2,843	211,491
	Devon Energy Corp.			6,232	591,354
❖	ExxonMobil Corp.			34,336	2,761,644
	Hess Corp.			2,476	251,066
	Noble Energy, Inc.			4,385	323,920
	Occidental Petroleum Corp.			3,627	285,916
	Pioneer Natural Resources Co.			1,053	62,601
	Plains Exploration & Production Co.	(a)		4,365	244,309
					7,626,537

	Personal Products (0.7%)
	Herbalife, Ltd.			6,353	274,386
	NBTY, Inc.	(a)		2,563	88,398
					362,784

	Pharmaceuticals (4.5%)
	Eli Lilly & Co.			662	31,187
❖	Johnson & Johnson			15,071	1,031,911
	Merck & Co., Inc.			3,896	128,178
❖	Pfizer, Inc.			51,112	954,261
	Wyeth			4,086	165,565
					2,311,102

	Real Estate Investment Trusts (2.3%)
	Annaly Capital Management, Inc.			19,749	297,617
	Boston Properties, Inc.			187	17,988
	Equity Residential			5,715	246,717
	Host Hotels & Resorts, Inc.			4,164	54,590
	HRPT Properties Trust			33,454	234,513
	Liberty Property Trust			738	26,863
	ProLogis	(b)		2,090	102,159
	Public Storage			1,009	82,627
	Vornado Realty Trust			1,084	103,056
					1,166,130

	Road & Rail (1.9%)
	Hertz Global Holdings, Inc.	(a)		31,804	271,288
	Norfolk Southern Corp.			7,025	505,238
	Union Pacific Corp.			2,200	181,368
					957,894

	Semiconductors & Semiconductor Equipment (0.2%)
	Integrated Device Technology, Inc.	(a)		8,137	81,533

	Software (0.5%)
	Cadence Design Systems, Inc.	(a)		15,555	114,951
	Symantec Corp.	(a)		5,982	126,041
					240,992

	Specialty Retail (1.0%)
	Best Buy Co., Inc.	(b)		551	21,886
	GameStop Corp. Class A	(a)		2,434	98,601
	Gap, Inc. (The)	(b)		10,598	170,840
	Home Depot, Inc. (The)	(b)		1,390	33,124
	Limited Brands, Inc.			1,854	30,572
	TJX Cos., Inc.	(b)		4,399	148,290
					503,313

	Textiles, Apparel & Luxury Goods (0.7%)
	Hanesbrands, Inc.	(a)		8,779	188,222
	NIKE, Inc. Class B	(b)		2,899	170,113
					358,335

	Thrifts & Mortgage Finance (0.8%)
	Hudson City Bancorp, Inc.			20,045	366,022
	Washington Mutual, Inc.	(b)		8,394	44,740
					410,762

	Tobacco (1.3%)
	Altria Group, Inc.			19,178	390,272
	Philip Morris International, Inc.			654	33,779
	Reynolds American, Inc.			4,548	253,915
					677,966

	Wireless Telecommunication Services (0.1%)
	Telephone and Data Systems, Inc.			1,586	67,246

	Total Common Stocks
	(Cost $50,026,678)				47,149,065

				Principal
				Amount	Value
	Short-Term Investments (23.4%)

	Commercial Paper (1.0%)
	Merrill Lynch & Co., Inc.
	2.25%, due 8/8/08			$400,000	399,825
	2.45%, due 8/8/08			100,000	99,953
	Total Commercial Paper
	(Cost $499,778)				499,778

				Shares	Value
	Investment Company (15.6%)
	State Street Navigator Securities Lending Prime Portfolio	(c)		7,994,079	7,994,079
	Total Investment Company
	(Cost $7,994,079)				7,994,079

				Principal
				Amount	Value
	U.S. Government (6.8%)
	United States Treasury Bills
	1.617%, due 10/16/08	(d)		$2,700,000	2,690,839
	1.651%, due 10/30/08	(d) (e)		800,000	796,704

	Total U.S. Government
	(Cost $3,489,006)				3,487,543

	Total Short-Term Investments
	(Cost $11,982,863)				11,981,400

	Total Investments
	(Cost $62,009,541)	(g)		115.5%	59,130,465

	Liabilities in Excess of
	Cash and Other Assets			(15.5)	(7,951,535)

	Net Assets			100.0%	$51,178,930

				Contracts	Unrealized
				Long	Depreciation (f)
	Futures Contracts (-0.0%)	‡
	Standard & Poor's 500 Index
	Mini September 2008			61	$(7,174)

	Total Futures Contracts
	(Settlement Value $3,864,655)				$(7,174)

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
†††
All of the Fund's liquid assets are "earmarked" to cover potential senior securities transactions which may include, but are not limited to, swaps, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $7,703,888; cash collateral of $7,994,079 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Interest rate presented is yield to maturity.
(e)	Represents a security, or a portion thereof, which is segregated, or partially segregated as collateral for futures contracts.
(f)	Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2008.
(g)	At July 31, 2008, cost is $62,029,085
for federal income tax purposes and net unrealized
depreciation is as follows:
	Gross unrealized appreciation	$1,277,947
	Gross unrealized depreciation	(4,176,567)
	Net unrealized depreciation	$(2,898,620)

	MainStay Moderate Allocation Fund
	Portfolio of Investments		July 31, 2008 unaudited

			Shares	Value

	Affiliated Investment Companies (99.5%)	†
	Equity Funds (59.0%)
	MainStay 130/30 Core Fund Class I	(a)	1,171,313	$9,639,909
	MainStay 130/30 Growth Fund Class I	(a) (b)	158,640	1,481,693
	MainStay 130/30 International Fund Class I	(a)	1,344,967	11,082,531
	MainStay Common Stock Fund Class I	(a)	3,575,818	44,089,831
	MainStay Growth Equity Fund Class I	(a)	860,818	9,813,323
	MainStay ICAP Equity Fund Class I		715,765	25,266,516
	MainStay ICAP International Fund Class I		348,028	11,429,245
	MainStay ICAP Select Equity Fund Class I		757,314	25,127,690
	MainStay International Equity Fund Class I		813,095	11,106,875
	MainStay Large Cap Growth Fund Class I	(b)	5,294,091	35,417,471
	MainStay Large Cap Opportunity Fund Class I	(a)	826,232	6,783,365
	MainStay MAP Fund Class I		422,647	13,178,139
	MainStay S&P 500 Index Fund Class I		45,463	1,341,602
				205,758,190

	Fixed Income Funds (40.5%)
	MainStay 130/30 High Yield Fund Class I	(a)	1,107,785	10,723,360
	MainStay Floating Rate Fund Class I	(a)	1,965,467	18,023,331
	MainStay High Yield Corporate Bond Fund Class I		1,226,239	7,050,874
	MainStay Indexed Bond Fund Class I	(a)	6,915,409	73,856,570
	MainStay Institutional Bond Fund Class I		1,583,418	15,786,676
	MainStay Intermediate Term Bond Fund Class I	(a)	1,632,534	15,802,933
				141,243,744
	Total Affiliated Investment Companies
	(Cost $369,351,783)	(c)	99.5%	347,001,934
	Cash and Other Assets,
	Less Liabilities		0.5	1,650,981
	Net Assets		100.0%	$348,652,915

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.
(b)	Non-income producing Underlying Fund.
(c)	At July 31, 2008, cost is $369,411,534 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$3,257,067
	Gross unrealized depreciation		(25,666,667)
	Net unrealized depreciation		$(22,409,600)

	MainStay Moderate Growth Allocation Fund
	Portfolio of Investments		July 31, 2008 unaudited

			Shares	Value

	Affiliated Investment Companies (100.0%)	†
	Equity Funds (79.3%)
	MainStay 130/30 Core Fund Class I	(a)	1,392,808	$11,462,808
	MainStay 130/30 Growth Fund Class I	(a) (b)	201,283	1,879,980
	MainStay 130/30 International Fund Class I	(a)	2,192,128	18,063,132
	MainStay All Cap Growth Fund		179,227	4,256,631
	MainStay Common Stock Fund Class I	(a)	4,853,676	59,845,824
	MainStay Growth Equity Fund Class I	(a)	1,349,593	15,385,361
	MainStay ICAP Equity Fund Class I		837,277	29,555,871
	MainStay ICAP International Fund Class I		563,060	18,490,900
	MainStay ICAP Select Equity Fund Class I		887,394	29,443,719
	MainStay International Equity Fund Class I		1,324,292	18,089,834
	MainStay Large Cap Growth Fund Class I	(a) (b)	7,623,478	51,001,070
	MainStay Large Cap Opportunity Fund Class I	(a)	1,563,794	12,838,746
	MainStay MAP Fund Class I		561,295	17,501,180
	MainStay Mid Cap Growth Fund Class I		158,356	1,878,102
	MainStay S&P 500 Index Fund Class I		114,666	3,383,783
				293,076,941

	Fixed Income Funds (20.7%)
	MainStay 130/30 High Yield Fund Class I	(a)	1,184,309	11,464,111
	MainStay Floating Rate Fund Class I	(a)	2,085,012	19,119,557
	MainStay High Yield Corporate Bond Fund Class I		1,319,906	7,589,459
	MainStay Indexed Bond Fund Class I	(a)	2,502,511	26,726,821
	MainStay Institutional Bond Fund Class I		574,613	5,728,890
	MainStay Intermediate Term Bond Fund Class I		591,633	5,727,011
				76,355,849
	Total Affiliated Investment Companies
	(Cost $399,689,407)	(c)	100.0%	369,432,790
	Liabilities in Excess of
	Cash and Other Assets		0.0 ‡	(35,754)
	Net Assets		100.0%	$369,397,036

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.
(b)	Non-income producing Underlying Fund.
(c)	At July 31, 2008, cost is $399,701,102 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$4,861,229
	Gross unrealized depreciation		(35,129,541)
	Net unrealized depreciation		$(30,268,312)

MainStay Retirement 2010 Fund
Portfolio of Investments		July 31, 2008 unaudited

		Shares	Value

Affiliated Investment Companies (92.3%)	†
Equity Funds (49.1%)
MainStay 130/30 Core Fund Class I		37,222	$306,340
MainStay 130/30 International Fund Class I		84,622	697,282
MainStay Common Stock Fund Class I		99,250	1,223,758
MainStay Growth Equity Fund Class I		51,446	586,489
MainStay ICAP Equity Fund Class I		43,151	1,523,232
MainStay ICAP International Fund Class I		19,012	624,370
MainStay ICAP Select Equity Fund Class I		45,792	1,519,390
MainStay International Equity Fund Class I		56,306	769,142
MainStay Large Cap Growth Fund Class I	(a)	307,158	2,054,887
MainStay Large Cap Opportunity Fund Class I		61,165	502,166
MainStay MAP Fund Class I		36,879	1,149,890
MainStay S&P 500 Index Fund Class I		14,840	437,918
MainStay Small Cap Growth Fund Class I		13,119	192,719
MainStay Small Cap Opportunity Fund Class I		6,569	89,081
			11,676,664

Fixed Income Funds (43.2%)
MainStay 130/30 High Yield Fund Class I		83,386	807,174
MainStay Floating Rate Fund Class I		31,168	285,806
MainStay High Yield Corporate Bond Fund Class I		98,437	566,015
MainStay Indexed Bond Fund Class I		565,468	6,039,194
MainStay Institutional Bond Fund Class I		129,755	1,293,661
MainStay Intermediate Term Bond Fund Class I		133,777	1,294,960
			10,286,810
Total Affiliated Investment Companies
(Cost $22,654,316)			21,963,474

Unaffiliated Investment Companies (7.4%)
Equity Funds (2.6%)
Lazard International Small Cap Portfolio Institutional Shares		22,577	203,417
T. Rowe Price Emerging Markets Stock Fund		11,760	409,258
			612,675

Fixed Income Funds (4.8%)
American Century International Bond Fund Institutional Class		18,909	288,924
Western Asset Inflation Indexed Plus Bond Portfolio Institutional Class		82,961	859,474
			1,148,398
Total Unaffiliated Investment Companies
(Cost $1,863,987)			1,761,073

Total Investments
(Cost $24,518,303)	(b)	99.7%	23,724,547
Cash and Other Assets,
Less Liabilities		0.3	78,377
Net Assets		100.0%	$23,802,924

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	At July 31, 2008, cost is $24,518,428 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation	$5,704
	Gross unrealized depreciation	(799,585)
	Net unrealized depreciation	$(793,881)

MainStay Retirement 2020 Fund
Portfolio of Investments		July 31, 2008 unaudited

		Shares	Value

Affiliated Investment Companies (94.6%)	†
Equity Funds (64.8%)
MainStay 130/30 Core Fund Class I		49,901	$410,687
MainStay 130/30 International Fund Class I		117,029	964,322
MainStay Common Stock Fund Class I		133,030	1,640,259
MainStay Growth Equity Fund Class I		57,827	659,227
MainStay ICAP Equity Fund Class I		55,332	1,953,233
MainStay ICAP International Fund Class I		29,516	969,321
MainStay ICAP Select Equity Fund Class I		59,004	1,957,759
MainStay International Equity Fund Class I		68,119	930,501
MainStay Large Cap Growth Fund Class I	(a)	404,571	2,706,578
MainStay Large Cap Opportunity Fund Class I		72,455	594,855
MainStay MAP Fund Class I		52,347	1,632,183
MainStay S&P 500 Index Fund Class I		19,027	561,492
MainStay Small Cap Growth Fund Class I	(b)	22,320	327,879
MainStay Small Cap Opportunity Fund Class I		11,660	158,107
			15,466,403
Fixed Income Funds (29.8%)
MainStay 130/30 High Yield Fund Class I		79,133	766,005
MainStay Floating Rate Fund Class I		47,467	435,275
MainStay High Yield Corporate Bond Fund Class I		103,272	593,816
MainStay Indexed Bond Fund Class I		348,811	3,725,304
MainStay Institutional Bond Fund Class I		80,058	798,180
MainStay Intermediate Term Bond Fund Class I		82,451	798,127
			7,116,707
Total Affiliated Investment Companies
(Cost $23,444,696)			22,583,110

Unaffiliated Investment Companies (5.3%)
Equity Funds (3.5%)
Lazard International Small Cap Portfolio Institutional Shares		31,071	279,947
T. Rowe Price Emerging Markets Stock Fund		16,196	563,618
			843,565

Fixed Income Fund (1.8%)
American Century International Bond Fund Institutional Class		28,161	430,306

Total Unaffiliated Investment Companies
(Cost $1,373,381)			1,273,871

Total Investments
(Cost $24,818,077)	(c)	99.9%	23,856,981
Cash and Other Assets,
Less Liabilities		0.1	23,178
Net Assets		100.0%	$23,880,159

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.
(c)	At July 31, 2008, cost is $24,818,182 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation	$9,857
	Gross unrealized depreciation	(971,058)
	Net unrealized depreciation	$(961,201)

MainStay Retirement 2030 Fund
Portfolio of Investments		July 31, 2008 unaudited

		Shares	Value

Affiliated Investment Companies (93.7%)	†
Equity Funds (77.2%)
MainStay 130/30 Core Fund Class I		70,351	$578,986
MainStay 130/30 International Fund Class I		165,016	1,359,729
MainStay Common Stock Fund Class I		187,915	2,316,991
MainStay Growth Equity Fund Class I		56,962	649,367
MainStay ICAP Equity Fund Class I		69,189	2,442,387
MainStay ICAP International Fund Class I		42,453	1,394,160
MainStay ICAP Select Equity Fund Class I		73,527	2,439,632
MainStay International Equity Fund Class I		97,210	1,327,895
MainStay Large Cap Growth Fund Class I	(a)	548,193	3,667,413
MainStay Large Cap Opportunity Fund Class I		76,918	631,496
MainStay MAP Fund Class I		80,465	2,508,904
MainStay S&P 500 Index Fund Class I		20,900	616,766
MainStay Small Cap Growth Fund Class I		37,146	545,673
MainStay Small Cap Opportunity Fund Class I		27,388	371,377
			20,850,776

Fixed Income Funds (16.5%)
MainStay 130/30 High Yield Fund Class I		88,651	858,140
MainStay Floating Rate Fund Class I		54,277	497,721
MainStay High Yield Corporate Bond Fund Class I		86,113	495,147
MainStay Indexed Bond Fund Class I		171,612	1,832,812
MainStay Institutional Bond Fund Class I		39,388	392,701
MainStay Intermediate Term Bond Fund Class I		40,565	392,669
			4,469,190
Total Affiliated Investment Companies
(Cost $26,238,812)			25,319,966

Unaffiliated Investment Companies (6.4%)
Equity Funds (4.5%)
Lazard International Small Cap Portfolio Institutional Shares		45,157	406,864
T. Rowe Price Emerging Markets Stock Fund		23,033	801,549
			1,208,413

Fixed Income Fund (1.9%)
American Century International Bond Fund Institutional Class		32,913	502,914

Total Unaffiliated Investment Companies
(Cost $1,842,815)			1,711,327

Total Investments
(Cost $28,081,627)	(b)	100.1%	27,031,293
Liabilities in Excess of
Cash and Other Assets		(0.1)	(17,803)
Net Assets		100.0%	$27,013,490

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	At July 31, 2008, cost is $28,081,960 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation	$13,430
	Gross unrealized depreciation	(1,064,097)
	Net unrealized depreciation	$(1,050,667)

MainStay Retirement 2040 Fund
Portfolio of Investments		July 31, 2008 unaudited

		Shares	Value

Affiliated Investment Companies (94.0%)	†
Equity Funds (83.1%)
MainStay 130/30 Core Fund Class I		37,503	$308,646
MainStay 130/30 International Fund Class I		87,323	719,542
MainStay Common Stock Fund Class I		100,115	1,234,419
MainStay Growth Equity Fund Class I		28,819	328,535
MainStay ICAP Equity Fund Class I		38,279	1,351,231
MainStay ICAP International Fund Class I		23,633	776,094
MainStay ICAP Select Equity Fund Class I		40,770	1,352,764
MainStay International Equity Fund Class I		60,044	820,197
MainStay Large Cap Growth Fund Class I	(a)	304,833	2,039,330
MainStay Large Cap Opportunity Fund Class I		44,472	365,114
MainStay MAP Fund Class I		42,588	1,327,898
MainStay S&P 500 Index Fund Class I		13,506	398,562
MainStay Small Cap Growth Fund Class I	(b)	27,395	402,427
MainStay Small Cap Opportunity Fund Class I		21,981	298,064
			11,722,823

Fixed Income Funds (10.9%)
MainStay 130/30 High Yield Fund Class I		35,562	344,241
MainStay Floating Rate Fund Class I		18,774	172,155
MainStay High Yield Corporate Bond Fund Class I		29,785	171,262
MainStay Indexed Bond Fund Class I		56,124	599,400
MainStay Institutional Bond Fund Class I		12,881	128,427
MainStay Intermediate Term Bond Fund Class I		13,266	128,418
			1,543,903
Total Affiliated Investment Companies
(Cost $13,818,306)			13,266,726

Unaffiliated Investment Companies (6.1%)
Equity Funds (4.9%)
Lazard International Small Cap Portfolio Institutional Shares		25,263	227,623
T. Rowe Price Emerging Markets Stock Fund		13,170	458,324
			685,947

Fixed Income Fund (1.2%)
American Century International Bond Fund Institutional Class		11,275	172,287

Total Unaffiliated Investment Companies
(Cost $937,632)			858,234

Total Investments
(Cost $14,755,938)	(c)	100.1%	14,124,960
Liabilities in Excess of
Cash and Other Assets		(0.1)	(8,814)
Net Assets		100.0%	$14,116,146

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.
(c)	At July 31, 2008, cost is $14,756,021 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation	$7,388
	Gross unrealized depreciation	(638,449)
	Net unrealized depreciation	$(631,061)

	MainStay Retirement 2050 Fund
	Portfolio of Investments		July 31, 2008 unaudited

			Shares	Value

	Affiliated Investment Companies (94.3%)	†
	Equity Funds (88.3%)
	MainStay 130/30 Core Fund Class I		19,037	$156,676
	MainStay 130/30 International Fund Class I		48,920	403,098
	MainStay Common Stock Fund Class I		55,957	689,951
	MainStay Growth Equity Fund Class I		15,596	177,793
	MainStay ICAP Equity Fund Class I		18,445	651,095
	MainStay ICAP International Fund Class I		12,414	407,675
	MainStay ICAP Select Equity Fund Class I		19,612	650,742
	MainStay International Equity Fund Class I		31,724	433,354
	MainStay Large Cap Growth Fund Class I	(a)	156,212	1,045,057
	MainStay Large Cap Opportunity Fund Class I		25,013	205,359
	MainStay MAP Fund Class I		15,701	489,565
	MainStay Mid Cap Growth Fund Class I		902	10,698
	MainStay S&P 500 Index Fund Class I		7,611	224,612
	MainStay Small Cap Growth Fund Class I	(b)	17,440	256,192
	MainStay Small Cap Opportunity Fund Class I		15,305	207,540
				6,009,407

	Fixed Income Funds (6.0%)
	MainStay 130/30 High Yield Fund Class I		9,426	91,245
	MainStay Floating Rate Fund Class I		4,975	45,622
	MainStay High Yield Corporate Bond Fund Class I		7,893	45,387
	MainStay Indexed Bond Fund Class I		14,918	159,328
	MainStay Institutional Bond Fund Class I		3,424	34,138
	MainStay Intermediate Term Bond Fund Class I		3,526	34,135
				409,855
	Total Affiliated Investment Companies
	(Cost $6,868,201)			6,419,262

	Unaffiliated Investment Companies (6.0%)
	Equity Fund (5.4%)
	Lazard International Small Cap Portfolio Institutional Shares		13,498	121,615
	T. Rowe Price Emerging Markets Stock Fund		7,034	244,800
				366,415

	Fixed Income Fund (0.6%)
	American Century International Bond Fund Institutional Class		3,001	45,851

	Total Unaffiliated Investment Companies
	(Cost $483,471)			412,266

	Total Investments
	(Cost $7,351,672)	(c)	100.3%	6,831,528
	Liabilities in Excess of
	Cash and Other Assets		(0.3)	(21,650)
	Net Assets		100.0%	$6,809,878

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.
(c)	At July 31, 2008, cost is $7,351,732 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$2,823
	Gross unrealized depreciation		(523,027)
	Net unrealized depreciation		$(520,204)

	MainStay S&P 500 Index Fund
	Portfolio of Investments		†††	July 31, 2008 unaudited

				Shares	Value
	Common Stocks (96.4%)	†
	Aerospace & Defense (2.6%)
	Boeing Co. (The)			95,125	$5,813,089
	General Dynamics Corp.			50,432	4,495,508
	Goodrich Corp.			15,814	777,100
	Honeywell International, Inc.			93,843	4,770,978
	L-3 Communications Holdings, Inc.			15,448	1,524,563
	Lockheed Martin Corp.			42,749	4,460,003
	Northrop Grumman Corp.			43,275	2,916,302
	Precision Castparts Corp.			17,632	1,647,358
	Raytheon Co.			53,564	3,049,399
	Rockwell Collins, Inc.			20,741	1,030,620
	United Technologies Corp.			123,192	7,881,824
					38,366,744

	Air Freight & Logistics (0.9%)
	C.H. Robinson Worldwide, Inc.			21,799	1,050,712
	Expeditors International of Washington, Inc.			26,728	949,111
	FedEx Corp.	(a)		39,225	3,092,499
	United Parcel Service, Inc. Class B			129,208	8,150,441
					13,242,763

	Airlines (0.1%)
	Southwest Airlines Co.	(a)		93,726	1,461,188

	Auto Components (0.2%)
	Goodyear Tire & Rubber Co. (The)	(b)		30,249	593,788
	Johnson Controls, Inc.			74,596	2,249,815
					2,843,603

	Automobiles (0.2%)
	Ford Motor Co.	(a) (b)		283,908	1,362,758
	General Motors Corp.	(a)		71,034	786,346
	Harley-Davidson, Inc.			30,465	1,152,796
					3,301,900

	Beverages (2.5%)
	Anheuser-Busch Cos., Inc.			90,270	6,116,695
	Brown-Forman Corp. Class B	(a)		10,870	782,205
	Coca-Cola Co. (The)			252,488	13,003,132
	Coca-Cola Enterprises, Inc.			35,784	605,823
	Constellation Brands, Inc. Class A	(b)		24,177	520,289
	Molson Coors Brewing Co. Class B			17,684	954,405
	Pepsi Bottling Group, Inc. (The)			17,566	489,213
	PepsiCo, Inc.			200,860	13,369,242
					35,841,004

	Biotechnology (1.7%)
	Amgen, Inc.	(b)		137,685	8,623,212
	Biogen Idec, Inc.	(b)		37,078	2,586,561
	Celgene Corp.	(b)		55,120	4,161,009
	Genzyme Corp.	(b)		33,844	2,594,143
	Gilead Sciences, Inc.	(b)		116,823	6,306,106
					24,271,031

	Building Products (0.1%)
	Masco Corp.			46,103	760,238

	Capital Markets (2.8%)
	Ameriprise Financial, Inc.			28,116	1,194,930
	Bank of New York Mellon Corp. (The)			144,503	5,129,856
	Charles Schwab Corp. (The)			117,919	2,699,166
	E*TRADE Financial Corp.	(a) (b)		58,087	175,423
	Federated Investors, Inc. Class B			11,254	369,806
	Franklin Resources, Inc.			19,897	2,001,837
	Goldman Sachs Group, Inc. (The)	(a)		49,918	9,186,909
	Janus Capital Group, Inc.	(a)		18,735	568,420
	Legg Mason, Inc.			17,820	719,037
	Lehman Brothers Holdings, Inc.	(a)		88,241	1,530,099
	Merrill Lynch & Co., Inc.	(a)		124,733	3,324,134
	Morgan Stanley			139,922	5,524,121
	Northern Trust Corp.			24,062	1,880,927
	State Street Corp.			54,049	3,872,070
	T. Rowe Price Group, Inc.	(a)		33,023	1,976,427
					40,153,162

	Chemicals (2.0%)
	Air Products & Chemicals, Inc.			26,677	2,539,917
	Ashland, Inc.			7,084	295,899
	Dow Chemical Co. (The)			117,766	3,922,785
	E.I. du Pont de Nemours & Co.			113,844	4,987,506
	Eastman Chemical Co.			9,671	579,873
	Ecolab, Inc.			22,117	988,630
	Hercules, Inc.			13,978	280,259
	International Flavors & Fragrances, Inc.			10,166	408,877
	Monsanto Co.			69,355	8,260,874
	PPG Industries, Inc.			20,486	1,242,271
	Praxair, Inc.			39,646	3,716,020
	Rohm & Haas Co.			15,894	1,192,050
	Sigma-Aldrich Corp.	(a)		16,349	993,038
					29,407,999

	Commercial Banks (2.5%)
	BB&T Corp.	(a)		69,292	1,941,562
	Comerica, Inc.			19,482	559,523
	Fifth Third Bancorp	(a)		72,780	1,016,737
	First Horizon National Corp.	(a)		23,598	221,821
	Huntington Bancshares, Inc.	(a)		45,605	320,147
	KeyCorp			61,501	648,836
	M&T Bank Corp.	(a)		9,760	686,909
	Marshall & Ilsley Corp.	(a)		32,369	492,009
	National City Corp.	(a)		96,036	454,250
	PNC Financial Services Group, Inc.			43,786	3,121,504
	Regions Financial Corp.	(a)		88,229	836,411
	SunTrust Banks, Inc.			44,464	1,825,692
	U.S. Bancorp			220,417	6,746,964
	Wachovia Corp.	(a)		270,665	4,674,385
	Wells Fargo & Co.			418,184	12,658,430
	Zions Bancorp	(a)		13,722	401,643
					36,606,823

	Commercial Services & Supplies (0.5%)
	Allied Waste Industries, Inc.	(b)		42,739	517,142
	Avery Dennison Corp.			13,347	587,401
	Cintas Corp.	(a)		16,970	482,627
	Equifax, Inc.			16,540	580,389
	Monster Worldwide, Inc.	(b)		16,651	295,389
	Pitney Bowes, Inc.	(a)		26,318	834,017
	R.R. Donnelley & Sons Co.			27,457	733,102
	Robert Half International, Inc.			20,307	513,564
	Waste Management, Inc.			62,156	2,209,024
					6,752,655

	Communications Equipment (2.5%)
	Ciena Corp.	(a) (b)		11,436	236,382
	Cisco Systems, Inc.	(b)		747,949	16,447,399
	Corning, Inc.			199,366	3,989,314
	JDS Uniphase Corp.	(b)		28,509	311,603
	Juniper Networks, Inc.	(b)		65,723	1,710,770
	Motorola, Inc.			284,826	2,460,897
	Nortel Networks Corp.	(b)		725	5,539
	QUALCOMM, Inc.			204,965	11,342,763
	Tellabs, Inc.	(b)		50,358	258,840
					36,763,507

	Computers & Peripherals (4.7%)
	Apple, Inc.	(b)		111,582	17,735,959
	Dell, Inc.	(b)		255,874	6,286,824
	EMC Corp.	(b)		261,727	3,928,522
	Hewlett-Packard Co.			312,267	13,989,562
❖	International Business Machines Corp.			173,870	22,251,883
	Lexmark International, Inc. Class A	(b)		11,906	417,662
	NetApp, Inc.	(b)		43,290	1,106,059
	QLogic Corp.	(b)		17,205	324,142
	SanDisk Corp.	(b)		28,494	401,765
	Sun Microsystems, Inc.	(b)		100,415	1,067,411
	Teradata Corp.	(b)		22,027	515,872
					68,025,661

	Construction & Engineering (0.2%)
	Fluor Corp.			22,486	1,829,236
	Jacobs Engineering Group, Inc.	(b)		15,404	1,191,345
					3,020,581

	Construction Materials (0.1%)
	Vulcan Materials Co.	(a)		13,561	870,481

	Consumer Finance (0.6%)
	American Express Co.			146,379	5,433,588
	Capital One Financial Corp.	(a)		47,266	1,978,555
	Discover Financial Services			59,811	876,231
	SLM Corp.	(b)		59,164	1,013,479
					9,301,853

	Containers & Packaging (0.1%)
	Ball Corp.			12,332	549,761
	Bemis Co., Inc.	(a)		12,914	363,658
	Pactiv Corp.	(b)		16,259	392,004
	Sealed Air Corp.			20,097	436,105
					1,741,528

	Distributors (0.1%)
	Genuine Parts Co.			21,254	852,498

	Diversified Consumer Services (0.1%)
	Apollo Group, Inc. Class A	(b)		17,220	1,072,634
	H&R Block, Inc.			41,175	1,001,788
					2,074,422

	Diversified Financial Services (3.9%)
❖	Bank of America Corp.			577,211	18,990,242
	CIT Group, Inc.	(a)		35,661	302,405
	Citigroup, Inc.			689,309	12,883,185
	CME Group, Inc.			6,936	2,497,862
	IntercontinentalExchange, Inc.	(b)		8,913	889,517
❖	JPMorgan Chase & Co.			437,237	17,764,939
	Leucadia National Corp.			22,408	1,003,206
	Moody's Corp.	(a)		26,038	906,383
	NYSE Euronext			33,516	1,583,296
					56,821,035

	Diversified Telecommunication Services (2.6%)
❖	AT&T, Inc.			752,250	23,176,823
	CenturyTel, Inc.			13,719	510,210
	Embarq Corp.			18,628	852,604
	Qwest Communications International, Inc.	(a)		194,621	745,398
	Verizon Communications, Inc.			360,878	12,284,287
	Windstream Corp.	(a)		56,627	674,994
					38,244,316

	Electric Utilities (2.1%)
	Allegheny Energy, Inc.			20,833	1,008,317
	American Electric Power Co., Inc.			50,707	2,002,927
	Duke Energy Corp.			160,105	2,814,646
	Edison International			40,867	1,975,511
	Entergy Corp.			24,139	2,580,942
	Exelon Corp.			83,025	6,527,426
	FirstEnergy Corp.			38,580	2,837,559
	FPL Group, Inc.			51,524	3,324,844
	Pepco Holdings, Inc.			25,178	627,939
	Pinnacle West Capital Corp.			12,226	410,427
	PPL Corp.			46,851	2,200,123
	Progress Energy, Inc.			32,660	1,381,845
	Southern Co. (The)			96,798	3,425,681
					31,118,187

	Electrical Equipment (0.5%)
	Cooper Industries, Ltd. Class A			22,305	940,602
	Emerson Electric Co.			98,889	4,815,894
	Rockwell Automation, Inc.			18,547	825,527
					6,582,023

	Electronic Equipment & Instruments (0.4%)
	Agilent Technologies, Inc.	(b)		45,589	1,643,939
	Applied Biosystems, Inc.			21,183	782,288
	Jabil Circuit, Inc.			26,052	423,606
	Molex, Inc.			17,484	428,883
	Tyco Electronics, Ltd.			60,557	2,006,859
					5,285,575

	Energy Equipment & Services (3.1%)
	Baker Hughes, Inc.			39,138	3,244,932
	BJ Services Co.			36,887	1,084,478
	Cameron International Corp.	(b)		27,507	1,313,734
	ENSCO International, Inc.			18,212	1,259,178
	Halliburton Co.	(a)		110,437	4,949,786
	Nabors Industries, Ltd.	(b)		35,201	1,283,428
	National Oilwell Varco, Inc.	(b)		52,585	4,134,759
	Noble Corp.			33,975	1,762,283
	Rowan Cos., Inc.			14,306	569,379
	Schlumberger, Ltd.			151,050	15,346,680
	Smith International, Inc.			25,479	1,895,128
	Transocean, Inc.	(b)		40,263	5,476,976
	Weatherford International, Ltd.	(b)		85,820	3,237,989
					45,558,730

	Food & Staples Retailing (2.7%)
	Costco Wholesale Corp.			54,983	3,446,334
	CVS Caremark Corp.			180,894	6,602,631
	Kroger Co. (The)			83,738	2,368,111
	Safeway, Inc.			55,026	1,470,295
	SUPERVALU, Inc.			26,392	676,163
	Sysco Corp.			76,600	2,172,376
	Walgreen Co.			124,865	4,287,864
	Wal-Mart Stores, Inc.			294,594	17,269,100
	Whole Foods Market, Inc.	(a)		17,433	386,490
					38,679,364

	Food Products (1.6%)
	Archer-Daniels-Midland Co.			81,218	2,325,271
	Campbell Soup Co.			27,278	992,374
	ConAgra Foods, Inc.			57,588	1,248,508
	Dean Foods Co.	(a) (b)		19,118	407,213
	General Mills, Inc.			42,569	2,741,018
	H.J. Heinz Co.			39,947	2,012,530
	Hershey Co. (The)			21,743	799,490
	Kellogg Co.			32,147	1,705,720
	Kraft Foods, Inc. Class A	(a)		191,943	6,107,626
	McCormick & Co., Inc.			16,448	659,565
	Sara Lee Corp.			89,429	1,221,600
	Tyson Foods, Inc. Class A			34,484	513,812
	Wm. Wrigley Jr. Co.			27,223	2,149,528
					22,884,255

	Gas Utilities (0.1%)
	Nicor, Inc.	(a)		5,504	219,169
	Questar Corp.			21,793	1,152,414
					1,371,583

	Health Care Equipment & Supplies (2.1%)
	Baxter International, Inc.			79,393	5,447,154
	Becton, Dickinson & Co.			30,681	2,605,124
	Boston Scientific Corp.	(b)		170,007	2,021,383
	C.R. Bard, Inc.	(a)		12,526	1,162,914
	Covidien, Ltd.			63,211	3,112,510
	Hospira, Inc.	(b)		20,063	765,604
	Intuitive Surgical, Inc.	(b)		4,942	1,538,395
	Medtronic, Inc.			142,265	7,515,860
	St. Jude Medical, Inc.	(b)		43,053	2,005,409
	Stryker Corp.			30,192	1,938,024
	Varian Medical Systems, Inc.	(b)		15,886	953,160
	Zimmer Holdings, Inc.	(b)		29,253	2,015,824
					31,081,361

	Health Care Providers & Services (1.9%)
	Aetna, Inc.			61,360	2,516,374
	AmerisourceBergen Corp.			20,561	860,889
	Cardinal Health, Inc.			45,110	2,423,760
	CIGNA Corp.			35,458	1,312,655
	Coventry Health Care, Inc.	(b)		19,699	696,754
	DaVita, Inc.	(b)		10,600	592,010
	Express Scripts, Inc.	(b)		32,972	2,325,845
	Humana, Inc.	(b)		21,511	944,548
	Laboratory Corp. of America Holdings	(b)		13,974	944,363
	McKesson Corp.			35,154	1,968,272
	Medco Health Solutions, Inc.	(b)		64,148	3,180,458
	Patterson Cos., Inc.	(b)		15,323	478,537
	Quest Diagnostics, Inc.			19,552	1,039,384
	Tenet Healthcare Corp.	(b)		58,369	337,957
	UnitedHealth Group, Inc.			155,551	4,367,872
	WellPoint, Inc.	(b)		66,589	3,492,593
					27,482,271

	Health Care Technology (0.0%)	‡
	IMS Health, Inc.			23,168	484,211

	Hotels, Restaurants & Leisure (1.2%)
	Carnival Corp.			54,742	2,022,169
	Darden Restaurants, Inc.			18,121	590,201
	International Game Technology			39,770	863,407
	Marriott International, Inc. Class A			38,146	988,363
	McDonald's Corp.			143,490	8,579,267
	Starbucks Corp.	(b)		91,984	1,351,245
	Starwood Hotels & Resorts Worldwide, Inc.			23,804	816,239
	Wendy's International, Inc.			10,786	247,539
	Wyndham Worldwide Corp.			22,847	409,875
	Yum! Brands, Inc.			60,289	2,159,552
					18,027,857

	Household Durables (0.4%)
	Black & Decker Corp.			7,720	463,354
	Centex Corp.			14,698	215,767
	D.R. Horton, Inc.			34,328	381,727
	Fortune Brands, Inc.			19,514	1,118,347
	Harman International Industries, Inc.			7,381	303,876
	KB Home	(a)		9,739	171,309
	Leggett & Platt, Inc.			21,105	411,548
	Lennar Corp. Class A	(a)		17,088	206,765
	Newell Rubbermaid, Inc.			34,296	566,913
	Pulte Homes, Inc.			26,380	322,100
	Snap-on, Inc.			7,142	402,023
	Stanley Works (The)			10,049	446,980
	Whirlpool Corp.	(a)		9,659	731,186
					5,741,895

	Household Products (2.4%)
	Clorox Co. (The)			17,378	947,101
	Colgate-Palmolive Co.			64,243	4,771,328
	Kimberly-Clark Corp.			52,930	3,060,942
❖	Procter & Gamble Co. (The)			386,502	25,308,151
					34,087,522

	Independent Power Producers & Energy Traders (0.3%)
	AES Corp. (The)	(b)		85,093	1,373,401
	Constellation Energy Group, Inc.			22,498	1,870,934
	Dynegy, Inc. Class A	(b)		62,118	418,054
					3,662,389

	Industrial Conglomerates (3.2%)
	3M Co.			89,137	6,274,353
❖	General Electric Co.			1,261,080	35,675,953
	Textron, Inc.			31,233	1,357,699
	Tyco International, Ltd.			61,367	2,734,514
					46,042,519

	Insurance (3.3%)
	ACE, Ltd.			11,767	596,587
	Aflac, Inc.			60,134	3,344,052
	Allstate Corp. (The)			69,769	3,224,723
	American International Group, Inc.			340,224	8,862,835
	Aon Corp.			37,846	1,733,347
	Assurant, Inc.			12,009	721,981
	Chubb Corp. (The)			46,283	2,223,435
	Cincinnati Financial Corp.			20,639	574,590
	Genworth Financial, Inc. Class A			55,320	883,460
	Hartford Financial Services Group, Inc. (The)			39,544	2,506,694
	Lincoln National Corp.			32,809	1,564,989
	Loews Corp.			45,844	2,042,809
	Marsh & McLennan Cos., Inc.			64,706	1,827,945
	MBIA, Inc.	(a)		25,036	148,464
	MetLife, Inc.			89,830	4,560,669
	Principal Financial Group, Inc.	(a)		32,943	1,400,407
	Progressive Corp. (The)			85,868	1,738,827
	Prudential Financial, Inc.			55,191	3,806,523
	SAFECO Corp.			11,340	750,254
	Torchmark Corp.			11,553	670,652
	Travelers Cos., Inc. (The)			76,608	3,379,945
	Unum Group			43,878	1,060,092
	XL Capital, Ltd. Class A	(a)		22,819	408,232
					48,031,512

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.	(b)	39,087	2,983,902
Expedia, Inc.	(b)	25,847	505,826
IAC/InterActiveCorp.	(b)	22,861	399,153
			3,888,881

Internet Software & Services (1.5%)
Akamai Technologies, Inc.	(a) (b)	21,317	497,539
eBay, Inc.	(b)	139,982	3,523,347
Google, Inc. Class A	(b)	29,390	13,923,513
VeriSign, Inc.	(a) (b)	24,609	800,777
Yahoo!, Inc.	(b)	174,169	3,464,221
			22,209,397

Investment Companies (0.0%)	‡
American Capital, Ltd.	(a)	25,702	522,265

IT Services (1.0%)
Affiliated Computer Services, Inc. Class A	(b)	12,247	590,305
Automatic Data Processing, Inc.		66,029	2,820,099
Cognizant Technology Solutions Corp. Class A	(b)	36,521	1,025,144
Computer Sciences Corp.	(b)	19,057	902,730
Convergys Corp.	(b)	15,620	198,374
Electronic Data Systems Corp.		64,099	1,590,296
Fidelity National Information Services, Inc.		21,300	403,635
Fiserv, Inc.	(a) (b)	21,001	1,004,268
Mastercard, Inc. Class A		7,400	1,806,710
Paychex, Inc.		41,011	1,350,082
Total System Services, Inc.		24,935	488,227
Unisys Corp.	(b)	42,531	156,939
Western Union Co. (The)		93,627	2,587,850
			14,924,659

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.	(a)	35,410	518,402
Hasbro, Inc.		17,602	681,549
Mattel, Inc.		45,985	921,999
			2,121,950

Life Sciences Tools & Services (0.3%)
Millipore Corp.	(b)	6,968	490,199
PerkinElmer, Inc.		15,600	453,960
Thermo Fisher Scientific, Inc.	(b)	52,986	3,206,713
Waters Corp.	(b)	12,689	862,091
			5,012,963

Machinery (1.8%)
Caterpillar, Inc.		77,841	5,411,506
Cummins, Inc.		25,645	1,701,289
Danaher Corp.		32,255	2,569,111
Deere & Co.		54,552	3,827,368
Dover Corp.		24,252	1,203,627
Eaton Corp.		20,743	1,473,583
Illinois Tool Works, Inc.		50,666	2,373,702
Ingersoll-Rand Co., Ltd. Class A		40,199	1,447,164
ITT Corp.		22,912	1,534,188
Manitowoc Co., Inc. (The)		16,369	431,487
PACCAR, Inc.		46,254	1,945,443
Pall Corp.		15,495	626,308
Parker Hannifin Corp.		21,159	1,305,087
Terex Corp.	(b)	12,685	600,381
			26,450,244

Media (2.6%)
CBS Corp. Class B		85,990	1,406,796
Comcast Corp. Class A		374,917	7,730,789
DIRECTV Group, Inc. (The)	(b)	89,985	2,431,395
Gannett Co., Inc.	(a)	29,316	531,206
Interpublic Group of Cos., Inc. (The)	(b)	58,372	513,090
McGraw-Hill Cos., Inc. (The)		40,791	1,658,970
Meredith Corp.		4,695	120,004
New York Times Co. (The) Class A	(a)	17,577	221,294
News Corp. Class A	(a)	290,470	4,104,341
Omnicom Group, Inc.		40,595	1,733,001
Scripps Networks Interactive-Class A	(b)	11,307	458,386
Time Warner, Inc.		452,762	6,483,552
Viacom, Inc. Class B	(b)	80,093	2,236,997
Walt Disney Co. (The)		241,185	7,319,965
Washington Post Co. Class B		749	463,069
			37,412,855

Metals & Mining (1.2%)
AK Steel Holding Corp.		14,300	908,050
Alcoa, Inc.		103,222	3,483,743
Allegheny Technologies, Inc.		12,732	602,096
Freeport-McMoRan Copper & Gold, Inc. Class B		48,436	4,686,183
Newmont Mining Corp.		57,417	2,753,719
Nucor Corp.		39,474	2,258,702
Titanium Metals Corp.		12,496	140,705
United States Steel Corp.	(a)	14,947	2,396,901
			17,230,099

Multiline Retail (0.7%)
Big Lots, Inc.	(a) (b)	10,328	314,591
Dillard's, Inc. Class A	(a)	7,602	76,856
Family Dollar Stores, Inc.	(a)	17,733	413,179
J.C. Penney Co., Inc.		27,779	856,427
Kohl's Corp.	(b)	38,787	1,625,563
Macy's, Inc.		53,209	1,000,861
Nordstrom, Inc.	(a)	22,684	651,938
Sears Holdings Corp.	(a) (b)	8,833	715,473
Target Corp.		98,582	4,458,864
			10,113,752

	Multi-Utilities (1.1%)
	Ameren Corp.		26,021	1,069,203
	CenterPoint Energy, Inc.		41,580	655,717
	CMS Energy Corp.	(a)	27,445	370,508
	Consolidated Edison, Inc.	(a)	34,492	1,369,332
	Dominion Resources, Inc.		72,736	3,213,477
	DTE Energy Co.		20,655	846,855
	Integrys Energy Group, Inc.		9,340	476,900
	NiSource, Inc.		33,754	576,518
	PG&E Corp.		45,045	1,735,584
	Public Service Enterprise Group, Inc.		64,340	2,689,412
	Sempra Energy		31,741	1,782,575
	TECO Energy, Inc.		25,832	479,184
	Xcel Energy, Inc.		54,351	1,090,281
				16,355,546

	Office Electronics (0.1%)
	Xerox Corp.		113,856	1,552,996

	Oil, Gas & Consumable Fuels (10.4%)
	Anadarko Petroleum Corp.		59,236	3,430,357
	Apache Corp.		42,166	4,729,760
	Cabot Oil & Gas Corp.		12,400	545,724
	Chesapeake Energy Corp.		60,708	3,044,506
❖	Chevron Corp.		261,699	22,129,267
	ConocoPhillips		195,321	15,942,100
	CONSOL Energy, Inc.	(a)	23,089	1,717,591
	Devon Energy Corp.		56,494	5,360,716
	El Paso Corp.		87,910	1,576,226
	EOG Resources, Inc.		31,453	3,161,970
❖	ExxonMobil Corp.		668,535	53,770,270
	Hess Corp.		35,567	3,606,494
	Marathon Oil Corp.		89,685	4,436,717
	Massey Energy Co.		10,200	757,350
	Murphy Oil Corp.		24,042	1,916,869
	Noble Energy, Inc.		21,797	1,610,144
	Occidental Petroleum Corp.		103,958	8,195,009
	Peabody Energy Corp.		34,291	2,319,786
	Range Resources Corp.		19,587	951,145
	Southwestern Energy Co.	(b)	43,300	1,572,223
	Spectra Energy Corp.		80,098	2,176,263
	Sunoco, Inc.	(a)	14,786	600,459
	Tesoro Corp.	(a)	17,137	264,595
	Valero Energy Corp.		66,957	2,237,033
	Williams Cos., Inc.		73,886	2,368,046
	XTO Energy, Inc.		64,638	3,052,853
				151,473,473

	Paper & Forest Products (0.2%)
	International Paper Co.		54,517	1,511,211
	MeadWestvaco Corp.		22,459	602,126
	Weyerhaeuser Co.		26,382	1,410,382
				3,523,719

	Personal Products (0.2%)
	Avon Products, Inc.		53,990	2,289,176
	Estee Lauder Cos., Inc. (The) Class A		14,518	640,244
				2,929,420

	Pharmaceuticals (6.1%)
	Abbott Laboratories		195,312	11,003,878
	Allergan, Inc.		38,691	2,009,224
	Barr Pharmaceuticals, Inc.	(b)	13,752	907,357
	Bristol-Myers Squibb Co.		250,565	5,291,933
	Eli Lilly & Co.		125,382	5,906,746
	Forest Laboratories, Inc.	(b)	38,548	1,368,839
❖	Johnson & Johnson		356,845	24,433,177
	King Pharmaceuticals, Inc.	(b)	30,036	345,714
	Merck & Co., Inc.		271,791	8,941,924
	Mylan, Inc.	(a) (b)	37,855	490,979
	Pfizer, Inc.		856,597	15,992,666
	Schering-Plough Corp.		205,231	4,326,269
	Watson Pharmaceuticals, Inc.	(a) (b)	12,666	366,174
	Wyeth		168,835	6,841,194
				88,226,074

	Real Estate Investment Trusts (1.2%)
	Apartment Investment & Management Co. Class A		11,613	396,816
	AvalonBay Communities, Inc.		9,786	975,762
	Boston Properties, Inc.		15,131	1,455,451
	Developers Diversified Realty Corp.		15,112	482,980
	Equity Residential		34,103	1,472,227
	General Growth Properties, Inc.	(a)	33,809	926,705
	HCP, Inc.		29,441	1,061,937
	Host Hotels & Resorts, Inc.		66,258	868,642
	Kimco Realty Corp.		31,657	1,117,176
	Plum Creek Timber Co., Inc.		21,611	1,052,888
	ProLogis	(a)	33,150	1,620,372
	Public Storage	(a)	15,675	1,283,626
	Simon Property Group, Inc.		28,411	2,631,711
	Vornado Realty Trust		17,062	1,622,084
				16,968,377

	Real Estate Management & Development (0.0%)	‡
	CB Richard Ellis Group, Inc. Class A	(b)	21,989	308,945
	Forestar Real Estate Group, Inc.	(b)	1	18
				308,963

	Road & Rail (1.1%)
	Burlington Northern Santa Fe Corp.		37,112	3,864,473
	CSX Corp.		51,084	3,452,257
	Norfolk Southern Corp.		47,694	3,430,152
	Ryder System, Inc.		7,355	485,136
	Union Pacific Corp.		65,451	5,395,780
				16,627,798

	Semiconductors & Semiconductor Equipment (2.4%)
	Advanced Micro Devices, Inc.	(a) (b)	75,077	316,074
	Altera Corp.		37,911	832,146
	Analog Devices, Inc.		37,182	1,134,423
	Applied Materials, Inc.		171,339	2,967,591
	Broadcom Corp. Class A	(b)	56,615	1,375,178
	Intel Corp.		725,212	16,092,454
	KLA-Tencor Corp.		21,483	807,546
	Linear Technology Corp.		27,804	863,314
	LSI Corp.	(a) (b)	83,677	580,718
	MEMC Electronic Materials, Inc.	(b)	28,866	1,333,898
	Microchip Technology, Inc.	(a)	23,728	757,635
	Micron Technology, Inc.	(b)	93,579	451,987
	National Semiconductor Corp.		27,328	572,522
	Novellus Systems, Inc.	(b)	12,871	262,182
	NVIDIA Corp.	(b)	69,975	800,514
	Teradyne, Inc.	(b)	21,820	204,453
	Texas Instruments, Inc.		168,055	4,097,181
	Xilinx, Inc.	(a)	35,386	878,634
				34,328,450

	Software (3.4%)
	Adobe Systems, Inc.	(b)	67,215	2,779,340
	Autodesk, Inc.	(a) (b)	28,664	914,095
	BMC Software, Inc.	(b)	24,628	810,015
	CA, Inc.		48,770	1,163,652
	Citrix Systems, Inc.	(b)	23,889	636,403
	Compuware Corp.	(b)	34,698	381,678
	Electronic Arts, Inc.	(b)	40,133	1,732,943
	Intuit, Inc.	(b)	40,692	1,112,112
❖	Microsoft Corp.		1,014,070	26,081,880
	Novell, Inc.	(b)	41,881	233,277
	Oracle Corp.	(b)	502,183	10,812,000
	Symantec Corp.	(a) (b)	107,119	2,256,997
				48,914,392

	Specialty Retail (1.5%)
	Abercrombie & Fitch Co. Class A		10,948	604,549
	AutoNation, Inc.	(a) (b)	17,378	179,341
	AutoZone, Inc.	(b)	5,530	720,504
	Bed Bath & Beyond, Inc.	(a) (b)	33,321	927,323
	Best Buy Co., Inc.	(a)	43,776	1,738,783
	GameStop Corp. Class A	(b)	20,042	811,901
	Gap, Inc. (The)	(a)	57,553	927,754
	Home Depot, Inc. (The)	(a)	214,845	5,119,756
	Limited Brands, Inc.		37,903	625,020
	Lowe's Cos., Inc.		185,199	3,763,244
	Office Depot, Inc.	(b)	34,418	234,042
	RadioShack Corp.		16,484	274,953
	Sherwin-Williams Co. (The)		12,486	664,880
	Staples, Inc.		89,049	2,003,603
	Tiffany & Co.		15,962	603,204
	TJX Cos., Inc.		53,784	1,813,059
				21,011,916

	Telecommunications (0.0%)	‡
	Frontier Communications Corp.		42,272	488,664

	Textiles, Apparel & Luxury Goods (0.4%)
	Coach, Inc.	(b)	43,218	1,102,491
	Jones Apparel Group, Inc.		11,718	196,159
	Liz Claiborne, Inc.		12,761	166,786
	NIKE, Inc. Class B	(a)	48,010	2,817,227
	Polo Ralph Lauren Corp.		7,560	447,325
	VF Corp.	(a)	11,237	804,344
				5,534,332

	Thrifts & Mortgage Finance (0.4%)
	Fannie Mae	(a)	133,911	1,539,977
	Freddie Mac	(a)	81,814	668,420
	Guaranty Financial Group, Inc.	(b)	1	3
	Hudson City Bancorp, Inc.		66,379	1,212,081
	MGIC Investment Corp.	(a)	15,035	96,224
	Sovereign Bancorp, Inc.	(a)	60,478	575,751
	Washington Mutual, Inc.	(a)	187,800	1,000,974
				5,093,430

	Tobacco (1.6%)
	Altria Group, Inc.		265,176	5,396,332
	Lorillard, Inc.	(b)	21,993	1,475,950
	Philip Morris International, Inc.		267,076	13,794,475
	Reynolds American, Inc.		21,694	1,211,176
	UST, Inc.		18,875	993,014
				22,870,947

	Trading Companies & Distributors (0.1%)
	W.W. Grainger, Inc.		8,461	757,344

	Wireless Telecommunication Services (0.4%)
	American Tower Corp. Class A	(b)	50,244	2,105,224
	Sprint Nextel Corp.		360,668	2,935,838
				5,041,062

	Total Common Stocks
	(Cost $1,096,941,202)			1,398,740,214 (g)

			Shares	Value
	Short-Term Investments (9.8%)

	Investment Company (6.3%)
	State Street Navigator Securities Lending Prime Portfolio	(c)	92,030,993	92,030,993
	Total Investment Company
	(Cost $92,030,993)			92,030,993

			Principal
			Amount	Value
	U.S. Government (3.5%)
	United States Treasury Bills
	1.617%, due 10/16/08	(d)	$46,700,000	46,541,547
	1.651%, due 10/30/08	(d) (e)	3,500,000	3,485,580

	Total U.S. Government
	(Cost $50,052,913)			50,027,127

	Total Short-Term Investments
	(Cost $142,083,906)			142,058,120

	Total Investments
	(Cost $1,239,025,108)	(h)	106.2%	1,540,798,334

	Liabilities in Excess of
	Cash and Other Assets		(6.2)	(89,067,654)

	Net Assets		100.0%	$1,451,730,680

			Contracts	Unrealized
			Long	Depreciation (f)
	Futures Contracts (-0.1%)
	Standard & Poor's 500 Index
	Mini September 2008		775	$(1,069,867)

	Total Futures Contracts
	(Settlement Value $49,100,125)	(g)		$(1,069,867)

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
†††
All of the Fund's liquid assets are “earmarked” to cover potential senior securities transactions which may include, but are not limited to, swaps, forwards, TBA’s, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

(a)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $88,605,096; cash collateral of $92,030,993 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Non-income producing security.
(c)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Interest rate presented is yield to maturity.
(e)	Represents a security, or a portion thereof, which is segregated, or partially segregated as collateral for futures contracts.
(f)	Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2008.
(g)	The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.7% of net assets.
(h)	At July 31, 2008, cost is $1,256,434,759 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation		$446,673,380
	Gross unrealized depreciation		(162,309,805)
	Net unrealized appreciation		$284,363,575

	MainStay Short Term Bond Fund
	Portfolio of Investments		July 31, 2008 unaudited
			Principal
			Amount	Value
	Long-Term Bonds (97.1%)	†
	Corporate Bond (2.2%)
	Diversified Financial Services (2.2%)
❖	American General Finance Corp.
	8.125%, due 8/15/09		$1,300,000	$1,296,742

	Total Corporate Bond
	(Cost $1,333,378)			1,296,742

			Principal
			Amount	Value
	Mortgage-Backed Securities (3.2%)
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) (3.2%)
❖	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2004-CB9, Class A1
	3.475%, due 6/12/41		538,605	534,053
❖	LB-UBS Commercial Mortgage Trust
	Series 2004-C2, Class A2
	3.246%, due 3/15/29		470,000	466,660
	Series 2004-C7, Class A1
	3.625%, due 10/15/29		216,446	215,017
	Merrill Lynch Mortgage Trust
	Series 2004-MKB1, Class A1
	3.563%, due 2/12/42		406,794	405,942
	Wachovia Bank Commercial Mortgage Trust
	Series 2004-C14, Class A1
	3.477%, due 8/15/41		260,898	259,230

	Total Mortgage-Backed Securities
	(Cost $1,882,867)			1,880,902

			Principal
			Amount	Value
	U.S. Government & Federal Agencies (90.2%)

❖	Federal Home Loan Bank (4.2%)
	4.25%, due 11/20/09		2,420,000	2,458,430

❖	Federal Home Loan Mortgage Corporation (6.9%)
	3.25%, due 7/16/10		3,985,000	3,991,248

❖	Federal National Mortgage Association (6.1%)
	6.625%, due 9/15/09		3,380,000	3,515,595

❖	Federal National Mortgage Association (Mortgage Pass-Through Security) (0.8%)
	4.50%, due 11/1/18		480,447	468,342

❖	Freddie Mac (Collateralized Mortgage Obligations) (4.5%)
	Series 2632, Class NH
	3.50%, due 6/15/13		1,437,454	1,414,300
	Series 2982, Class LC
	4.50%, due 1/15/25		1,164,389	1,168,746
				2,583,046

❖	United States Treasury Notes (67.7%)
	3.375%, due 9/15/09		3,855,000	3,904,090
	3.50%, due 2/15/10	(a)	11,490,000	11,691,075
	4.125%, due 8/15/10		11,755,000	12,126,940
	4.75%, due 5/31/12	(a)	5,295,000	5,618,080
	4.875%, due 7/31/11	(a)	5,615,000	5,942,248
				39,282,433

	Total U.S. Government & Federal Agencies
	(Cost $51,994,439)			52,299,094

			Principal
			Amount	Value
	Yankee Bond (1.5%)	(b)
	Holding Companies - Diversified (1.5%)
❖	Rio Tinto Finance USA, Ltd.
	2.625%, due 9/30/08		865,000	863,044

	Total Yankee Bond
	(Cost $860,987)			863,044

	Total Long-Term Bonds
	(Cost $56,071,671)			56,339,782

			Shares	Value
	Short-Term Investments (36.1%)

	Investment Company (34.2%)
	State Street Navigator Securities Lending Prime Portfolio	(c)	19,842,650	19,842,650
	Total Investment Company
	(Cost $19,842,650)			19,842,650

			Principal
			Amount	Value
	Time Deposit (1.9%)
	State Street Bank & Trust Co.
	1.67%, due 8/1/08		$1,078,258	1,078,258
	Total Time Deposit
	(Cost $1,078,258)			1,078,258

	Total Short-Term Investments
	(Cost $20,920,908)			20,920,908

	Total Investments
	(Cost $76,992,579)	(d)	133.2%	77,260,690
	Liabilities in Excess of
	Cash and Other Assets		(33.2)	(19,272,875)

	Net Assets		100.0%	$57,987,815

†	Percentages indicated are based on Fund net assets.
❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
(a)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $19,313,125; cash collateral of $19,842,650 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(c)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	At July 31, 2008, cost is $76,993,404 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation		$337,699
	Gross unrealized depreciation		(70,413)
	Net unrealized appreciation		$267,286

Eclipse Funds Inc.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) July 31, 2008

SECURITIES VALUATION.

Investments in underlying funds are valued at their net asset value at the close of business each day. Securities in the affiliated underlying funds are valued as described below.

Debt securities are valued at prices supplied by a pricing agent or broker selected by the Fund’s Manager, in consultation with a Fund’s Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund’s Manager, in consultation with a Fund’s Subadvisor, if any, to be representative of market values, at the regular close of trading of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business.

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange on each day the Funds are open for business (“valuation date”). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations. Options and futures contracts are valued at the last posted settlement price on the market where such options or futures contracts are primarily traded. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from a pricing service. The Company has engaged an independent pricing service to provide market value quotations from dealers in loans. As of July 31, 2008, 100% of total investments in loans were valued based on prices from such services.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Portfolio securities of the Cash Reserves Fund are valued at their amortized cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Funds’ Board of Directors to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund’s Manager or Subadvisor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At July 31, 2008, the 130/30 High Yield, Floating Rate, Income Manager and Intermediate Term Bond Funds held securities with a values of $363,516, $257,720, $133,040 and $629,446, respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Funds principally trade, and the time at which the Fund’s NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Funds’ Board of Directors, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS INC.
By: /s/ Stephen P. Fisher
STEPHEN P. FISHER President and Principal Executive Officer
Date: September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen P. Fisher
STEPHEN P. FISHER President and Principal Executive Officer
Date: September 25, 2008

By: /s/ Jack R. Benintende
JACK R. BENINTENDE Treasurer and Principal Financial and Accounting Officer

Date: September 25, 2008